As filed with the Securities and Exchange Commission on July 30, 2010

File Nos. 811-10267 and 333-53450

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	18	[ ]
Post-Effective Amendment No.		[X]
	AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	19	[X]

ASSETMARK FUNDS
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie Hansen
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq. Stradley, Ronon, Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[   ]                      immediately upon filing pursuant to paragraph (b).
[X]                      on July 31, 2010 pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]
AssetMark Funds®

Investment Advisor
Genworth Financial Wealth Management, Inc.

Prospectus

July 31, 2010

AssetMark Large Cap Growth Fund (Ticker: AFLGX)

AssetMark Large Cap Value Fund (Ticker: AFLVX)

AssetMark Small/Mid Cap Growth Fund (Ticker: AFSGX)

AssetMark Small/Mid Cap Value Fund (Ticker: AFSVX)

AssetMark International Equity Fund (Ticker: AFIEX)

AssetMark Real Estate Securities Fund (Ticker: AFREX)

AssetMark Tax-Exempt Fixed Income Fund (Ticker: AFTIX)

AssetMark Core Plus Fixed Income Fund (Ticker: AFCFX)

AssetMark Enhanced Fundamental Index® Large Company Growth Fund (Ticker: AILGX)

AssetMark Enhanced Fundamental Index® Large Company Value Fund (Ticker: AILVX)

AssetMark Enhanced Fundamental Index® Small Company Growth Fund (Ticker: AISGX)

AssetMark Enhanced Fundamental Index® Small Company Value Fund (Ticker: AISVX)

AssetMark Enhanced Fundamental Index® International Equity Fund

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds.  The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

109675_AMFPROS

Table of Contents

SUMMARY SECTION	3
ASSETMARK LARGE CAP GROWTH FUND	3
ASSETMARK LARGE CAP VALUE FUND	8
ASSETMARK SMALL/MID CAP GROWTH FUND	13
ASSETMARK SMALL/MID CAP VALUE FUND	18
ASSETMARK INTERNATIONAL EQUITY FUND	23
ASSETMARK REAL ESTATE SECURITIES FUND	28
ASSETMARK TAX-EXEMPT FIXED INCOME FUND	33
ASSETMARK CORE PLUS FIXED INCOME FUND	38
ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY GROWTH FUND	44
ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY VALUE FUND	49
ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY GROWTH FUND	53
ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY VALUE FUND	58
ASSETMARK ENHANCED FUNDAMENTAL INDEX® INTERNATIONAL EQUITY FUND	63
OVERVIEW	67
MANAGEMENT APPROACH	67
MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS	70
OTHER INVESTMENTS	85
MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT	86
TEMPORARY DEFENSIVE POSITIONS	91
PORTFOLIO TURNOVER	91
FUNDAMENTAL INDEX® CHANGES	91
DISCLOSURE OF PORTFOLIO HOLDINGS	92
MANAGEMENT OF THE FUNDS	92
VALUATION OF FUND SHARES	106
PURCHASING FUND SHARES	107
SELLING (REDEEMING) FUND SHARES	107
EXCHANGE PRIVILEGE	107
MARKET TIMING POLICY	108
DISTRIBUTION OF FUND SHARES	108
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS	109
DIVIDENDS, DISTRIBUTIONS AND TAXES	109
OTHER INFORMATION	111
INDEX DESCRIPTIONS	111
FINANCIAL HIGHLIGHTS	115
PRIVACY POLICY	PP-1

SUMMARY SECTION

ASSETMARK LARGE CAP GROWTH FUND

Investment Objective
AssetMark Large Cap Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses(1)	1.46%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$149	$462	$797	$1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.83% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets in the securities of large capitalization companies.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Fund considers large capitalization companies to be U.S. listed companies with market capitalizations greater than $5 billion at the time of purchase.  The Fund will invest in equity securities, which may include common stocks, preferred stocks and convertible securities.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Fund may also invest up to 15% of its total assets in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and securities of foreign companies.  ADRs are equity securities traded on U.S. exchanges, including the NASDAQ® Stock Market (“NASDAQ®”), that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

3

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company, such as:

•	Consistent history of earnings stability and growth

•	Proprietary products, processes and/or services

•	Leadership positions in their markets

•	Strong balance sheet

•	Experienced management

Generally, the types of growth companies in which the Fund invests are those that the sub-advisors believe:

(1)	Have or will likely develop a historical record of consistent growth and stability of earnings;

(2)	Are or are likely to become financially sound; or

(3)	Are or are likely to become leaders in their respective industries.

These factors are not limiting factors in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors, such as technology or health care.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Convertible Securities Risk:  A convertible security is a security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The value of a convertible security is subject to changes in interest rates, with the convertible security’s value declining as interest rates increase and increasing as interest rates decline.  Convertible securities are also subject to credit risk, which means that the issuer of the convertible security may experience financial problems, which may adversely impact the price of the convertible security.  The price of a convertible security will normally vary in response to changes in the price of the underlying common stock into which the security is convertible.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

4

•
Sector Focus Risks:  To the extent that a Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than a fund that invests in a wide variety of market sectors would.  The Fund may focus its investments in the technology or health care sectors.  Companies in the technology sector are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty in obtaining financing for necessary research and development or expansion.  Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are also subject to risks related to legislative and regulatory action, which may affect the profitability of companies in that sector.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ASSETMARK LARGE CAP GROWTH FUND
Calendar Year Returns as of 12/31

The Large Cap Growth Fund’s calendar year-to-date return as of June 30, 2010 was -9.09%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2003	15.88%
Worst Quarter:	Q 4	2008	-24.41%

5

Average Annual Total Returns	Periods Ended December 31, 2009

	One Year	Five Years	Since Inception (6/29/2001)
Large Cap Growth Fund
Return Before Taxes	36.13%	-1.99%	-1.67%
Return After Taxes on Distributions	36.09%	-2.22%	-1.81%
Return After Taxes on Distributions and Sale of Fund Shares	23.53%	-1.66%	-1.39%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	0.01%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	38.50%	1.01%	-0.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Rainier Investment Management, Inc. (“Rainier”), Atlanta Capital Management Company, LLC (“Atlanta”) and Wellington Management Company, LLP (“Wellington Management”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Rainier	Experience with Rainier
James R. Margard, CFA	Chief of Investment Officer, Director of Equity Management and Principal	Since 1985
Mark W. Broughton, CFA	Senior Equity Portfolio Manager and Principal	Since 2002
Mark H. Dawson, CFA	Senior Equity Portfolio Manager and Principal	Since 1995
Peter M. Musser, CFA	Senior Equity Portfolio Manager and Principal	Since 1994
Daniel M. Brewer, CFA	Senior Equity Portfolio Manager and Principal	Since 2004

Portfolio Manager	Atlanta	Experience with Atlanta
William R. Hackney, III, CFA	Managing Partner	Since 1995
Paul J. Marshall, CFA	Vice President and Principal	Since 2000
Richard B. England, CFA	Managing Director-Equities and Principal	Since 2004

Portfolio Manager	Wellington Management	Experience with Wellington Management
Mammen Chally, CFA	Vice President and Equity Portfolio Manager	Since 1994

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.    The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

6

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

7

ASSETMARK LARGE CAP VALUE FUND

Investment Objective
AssetMark Large Cap Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.26%
Total Annual Fund Operating Expenses	1.45%
(1)
Other Expenses include all non-advisory operating expenses, and also include fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other funds.  Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that excludes the amount of any acquired fund fees and expenses experienced indirectly, and includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$459	$792	$1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.85% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in the securities of large capitalization companies.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

8

The Fund considers large capitalization companies to be U.S. companies with market capitalizations greater than $5 billion at the time of purchase.  The Fund will invest in equity securities, which may include common stocks, preferred stocks, convertible securities and interests in real estate investment trusts (“REITs”).  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Fund may also invest up to 10% of its total assets in ADRs, GDRs and securities of foreign companies.  ADRs are equity securities traded on U.S. exchanges, including NASDAQ®, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  The Fund may also invest in Real Estate Investment Trusts (“REITs”).

Under the general supervision of the Advisor, each sub-advisor manages its portion of the Fund’s portfolio according to a “value” investment strategy, which is a strategy of selecting stocks that the sub-advisor believes trade for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals, using measures such as:

•	Price/earnings ratio

•	Dividend yield

•	Book value

•	Assets to liabilities ratio

•	Management ownership

•	Price/cash flow

In assessing value, the sub-advisors may also consider earnings and dividend growth prospects, product positioning or market share, and the risk and volatility of an industry.  Based upon the foregoing, from time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as financial services or basic industries.  Financial services companies may include, but are not limited to, banks, savings and loan organizations, credit card companies, brokerage firms, finance companies and insurance companies.  Basic industries may include, but are not limited to, transportation, industrials and utilities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Convertible Securities Risk:  A convertible security is a security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The value of a convertible security is subject to changes in interest rates, with the convertible security’s value declining as interest rates increase and increasing as interest rates decline.  Convertible securities are also subject to credit risk, which means that the issuer of the convertible security may experience financial problems, which may adversely impact the price of the convertible security.  The price of a convertible security will normally vary in response to changes in the price of the underlying common stock into which the security is convertible.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

9

•
Real Estate Investment Trust Risks:  Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns.  An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders.  Accordingly, mortgage REITs may be affected by the quality of any credit extended.  The Fund attempts to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

•
Sector Focus Risks:  To the extent that a Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than a fund that invests in a wide variety of market sectors would. The Fund may focus its investments in the financial services or basic industries sectors.  The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector.  Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ASSETMARK LARGE CAP VALUE FUND
Calendar Year Returns as of 12/31

10

The Large Cap Value Fund’s calendar year-to-date return as of June 30, 2010 was -7.16%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2003	22.63%
Worst Quarter:	Q 4	2008	-26.69%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Five Years	Since Inception (6/29/2001)
Large Cap Value Fund
Return Before Taxes	24.16%	-3.88%	-0.32%
Return After Taxes on Distributions	23.89%	-4.69%	-0.93%
Return After Taxes on Distributions and Sale of Fund Shares	16.07%	-3.11%	-0.22%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-0.25%	2.25%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	24.96%	0.28%	1.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Diamond Hill Capital Management, Inc. (“Diamond Hill”), Davis Selected Advisers, L.P. (“Davis”) and NFJ Investment Group, LLC (“NFJ”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

11

Portfolio Manager	Diamond Hill	Experience with Diamond Hill
Charles S. Bath, CFA	Managing Director of Equities and Portfolio Manager	Since 2002
William C. Dierker, CFA	Assistant Portfolio Manager	Since 2006

Portfolio Manager	Davis	Experience with Davis
Christopher C. Davis	Portfolio Manager	Since 1989
Kenneth C. Feinberg	Portfolio Manager	Since 1994

Portfolio Manager	NFJ	Experience with NFJ
Thomas W. Oliver, CPA	Portfolio Manager	Since 2005
Jeffrey S. Partenheimer, CFA, CPA	Managing Director	Since 1999
Ben J. Fischer, CFA	Managing Director	Since 1989
Paul A. Magnuson	Managing Director	Since 1992

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems.  Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

12

ASSETMARK SMALL/MID CAP GROWTH FUND

Investment Objective
AssetMark Small/Mid Cap Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.46%
Total Annual Fund Operating Expenses	1.66%
(1)
Other Expenses include all non-advisory operating expenses, and also include fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other funds.  Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that excludes the amount of any acquired fund fees and expenses experienced indirectly, and includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$169	$523	$902	$1,965

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 209.03% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in the securities of small-to-medium capitalization companies.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

13

The Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2500™ Index and the Russell Midcap® Index at the time of purchase.  As of May 31, 2010, the market capitalization of companies included in the Russell 2500™ Index was between $112 million and $5.4 billion, and the market capitalization of companies included in the Russell Midcap® Index was between $1.3 billion and $14.1 billion.  The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities and REITs.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Fund may also invest up to 15% of its total assets in ADRs, GDRs and securities of foreign companies.  ADRs are equity securities traded on U.S. exchanges, including NASDAQ®, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company, such as:

•	Consistent earnings growth or the potential to grow earnings

•	Proprietary products, processes and/or services

•	Leadership positions in industry or market

•	Strong balance sheet

•	Experienced management

Generally, the types of growth companies in which the Fund invests are those that the sub-advisors believe:

(1)	Have or will likely develop a historical record of consistent growth and stability of earnings;

(2)	Are or are likely to become financially sound; or

(3)	Are or are likely to become leaders in their respective industries.

These factors are not limiting factors in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors, such as technology or health care.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Convertible Securities Risk:  A convertible security is a security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The value of a convertible security is subject to changes in interest rates, with the convertible security’s value declining as interest rates increase and increasing as interest rates decline.  Convertible securities are also subject to credit risk, which means that the issuer of the convertible security may experience financial problems, which may adversely impact the price of the convertible security.  The price of a convertible security will normally vary in response to changes in the price of the underlying common stock into which the security is convertible.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

14

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and capital gains.

•
Sector Focus Risks:  To the extent that the Fund has exposure to one or more sectors, it will be subject to the risks affecting that sector.  As a growth-oriented fund, the Fund may, from time-to-time, have a meaningful exposure to companies in the technology or health care sectors, since those sectors tend to include companies in more growth-oriented stages of development.  Companies in the technology sector are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty in obtaining financing for necessary research and development or expansion.  Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are also subject to risks related to legislative and regulatory action, which may affect the profitability of companies in that sector.

•
Small and Medium Company Risks:  A Fund that invests primarily in the equity securities of small or medium companies is subject to certain risks.  Small and medium companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

15

ASSETMARK SMALL/MID CAP GROWTH FUND
Calendar Year Returns as of 12/31

The Small/Mid Cap Growth Fund’s calendar year-to-date return as of June 30, 2010 was -1.99%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2003	20.13%
Worst Quarter:	Q 4	2008	-26.52%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Five Years	Since Inception (6/29/2001)
Small/Mid Cap Growth Fund
Return Before Taxes	30.67%	-0.84%	-0.59%
Return After Taxes on Distributions	30.67%	-2.30%	-1.45%
Return After Taxes on Distributions and Sale of Fund Shares	19.93%	-1.14%	-0.75%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	41.66%	2.00%	2.21%
Lipper Small-Cap Growth Funds Index (reflects no deduction for taxes)	38.03%	0.25%	0.92%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	2.40%	2.52%
Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	42.65%	3.35%	1.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund. Allianz Global Investors Capital, LLC (“AGI Capital”)(formerly known as Nicholas-Applegate Capital Management) and Copper Rock Capital Partners, LLC (“Copper Rock”) are the sub-advisors for the Fund.

16

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	AGI Capital	Experience with AGI Capital
Mark Roemer	Senior Vice President and Portfolio Manager	Since 2001
Jane Edmondson	Vice President and Portfolio Manager	Since 1996

Portfolio Manager	Copper Rock	Experience with Copper Rock
Tucker Walsh	Chief Executive Officer and Head of Portfolio Management	Since 2005
Greg Poulos, CFA	Assistant Portfolio Manager	Since 2005
David Cavanaugh	Assistant Portfolio Manager	Since 2005

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

17

ASSETMARK SMALL/MID CAP VALUE FUND

Investment Objective
AssetMark Small/Mid Cap Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.43%
Total Annual Fund Operating Expenses(1)	1.67%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$170	$526	$907	$1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in the securities of small-to-medium capitalization companies.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2500™ Index and the Russell Midcap® Index at the time of purchase. As of May 31, 2010, the market capitalization of companies included in the Russell 2500™ Index was between $112 million and $5.4 billion, and the market capitalization of companies included in the Russell Midcap® Index was between $1.3 billion and $14.1 billion. The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Fund may also invest up to 10% of its total assets in ADRs, GDRs and securities of foreign companies.  ADRs are equity securities traded on U.S. exchanges, including NASDAQ®, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  The Fund may also invest in REITs.

18

Under the general supervision of the Advisor, each sub-advisor selects stocks according to a “value style” investment strategy, which is a strategy of selecting stocks that the sub-advisor believes trade for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals, using measures such as:

•	Price/earnings ratio

•	Dividend yield

•	Book value

•	Assets to liabilities ratio

•	Management ownership

•	Price/cash flow

In assessing value, the sub-advisors may also consider earnings and dividend growth prospects, product positioning or market share, and the risk and volatility of an industry.  Based upon the foregoing, from time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as financial services or basic industries.  Financial services companies may include, but are not limited to, banks, savings and loan organizations, credit card companies, brokerage firms, finance companies and insurance companies.  Basic industries may include, but are not limited to, transportation, industrials and utilities.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Convertible Securities Risk:  A convertible security is a security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The value of a convertible security is subject to changes in interest rates, with the convertible security’s value declining as interest rates increase and increasing as interest rates decline.  Convertible securities are also subject to credit risk, which means that the issuer of the convertible security may experience financial problems, which may adversely impact the price of the convertible security.  The price of a convertible security will normally vary in response to changes in the price of the underlying common stock into which the security is convertible.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

19

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Real Estate Investment Trust Risks:  Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns.  An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders.  Accordingly, mortgage REITs may be affected by the quality of any credit extended.  The Fund attempts to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

•
Sector Focus Risks:  To the extent that the Fund has exposure to one or more sectors, it will be subject to the risks affecting that sector.  As a value-oriented fund, the Fund may, from time-to-time, have a meaningful exposure to companies in the financial services or basic industries sectors, since those sectors tend to exhibit more value-oriented characteristics.  The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector.  Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

•
Small and Medium Company Risks:  A Fund that invests primarily in the equity securities of small or medium companies is subject to certain risks.  Small and medium companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

20

ASSETMARK SMALL/MID CAP VALUE FUND
Calendar Year Returns as of 12/31

The Small/Mid Cap Value Fund’s calendar year-to-date return as of June 30, 2010 was -1.63%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	22.11%
Worst Quarter:	Q 4	2008	-19.02%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Five Years	Since Inception (6/29/2001)
Small/Mid Cap Value Fund
Return Before Taxes	25.25%	-1.83%	3.09%
Return After Taxes on Distributions	25.20%	-3.19%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	16.47%	-1.65%	2.58%
Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes)	27.68%	0.84%	6.33%
Lipper Small-Cap Value Funds Index (reflects no deduction for taxes)	33.00%	1.42%	6.60%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	34.21%	1.98%	6.34%
Lipper Mid-Cap Value Funds Index (reflects no deduction for taxes)	39.74%	1.89%	5.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

21

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Advisory Research, Inc. (“ARI”) and Integrity Asset Management, LLC (“Integrity”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	ARI	Experience with ARI
Brien M. O’Brien	CEO, Chairman and Portfolio Manager	Since 1996
James M. Langer, CFA	Managing Director and Portfolio Manager	Since 2007
Matthew K. Swaim, CFA, CPA	Managing Director and Portfolio Manager	Since 2009

Portfolio Manager	Integrity	Experience with Integrity
Daniel G. Bandi, CFA	Chief Investment Officer, Value Equities and Principal	Since 2003
Daniel J. DeMonica, CFA	Senior Portfolio Manager and Principal	Since 2003
Adam I. Friedman	Senior Portfolio Manager and Principal	Since 2003
William H. McNett, CFA	Senior Portfolio Manager and Principal	Since 2003
J. Bryan Tinsley, CFA	Senior Portfolio Manager and Principal	Since 2003

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

22

ASSETMARK INTERNATIONAL EQUITY FUND

Investment Objective
AssetMark International Equity Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.53%

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$156	$483	$834	$1,824

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.33% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities of companies of any size capitalization.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will invest primarily in companies that are headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than 50% of their assets outside of the United States.  Generally, the Fund’s assets will be invested in securities of companies located in developed countries.  The Fund may, however, invest up to 20% of its total assets in the equity securities of companies located in countries considered to be emerging markets or have developing economies.  The Fund considers emerging markets countries to be those defined as such by the World Bank, International Financial Corporation or the MSCI Emerging MarketsSM Index.  The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.

23

The Fund may also invest in depository receipts, including ADRs and GDRs.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

By investing its assets in investments that are tied economically to different countries throughout the world, the Fund attempts to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas.  The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  Still, the Fund may, from time to time, invest a significant portion of its assets in the securities of companies in one or more countries or regions.  In that case, the Fund would be subject to the economic and market developments in those countries, such as Japan, or regions, such as Europe or Asia, to a greater extent than if it were invested in a greater number of countries or geographical regions.  The Fund will attempt to focus its investments in companies the sub-advisors believe represent the best value relative to their growth prospects by examining a company’s sustainable growth rate in relation to that of its local market.

Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to equity markets, currencies, interest rates, sectors, and individual issuers.  The derivative instruments that the Fund may normally use include equity index futures and currency forwards and futures.  A derivative is a financial contract with a value derived from changes in the value of one or more underlying assets, reference rates, or indexes.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Convertible Securities Risk:  A convertible security is a security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The value of a convertible security is subject to changes in interest rates, with the convertible security’s value declining as interest rates increase and increasing as interest rates decline.  Convertible securities are also subject to credit risk, which means that the issuer of the convertible security may experience financial problems, which may adversely impact the price of the convertible security.  The price of a convertible security will normally vary in response to changes in the price of the underlying common stock into which the security is convertible.

•
Derivatives Risks:  The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments, which may include futures and forward contracts, options, swaps, and other similar instruments, may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise comply with the terms of the contract.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  Hedging currency risks using currency futures contracts involves the risk of mismatching the Fund’s obligations under a futures contract with the value of securities denominated in a particular currency.  Hedging currency risk can also involve the potential mismatch between the use of forward currency transactions and the anticipated future foreign currency cash flows they are intended to hedge.  The investment results achieved by the use of derivatives may not match or fully offset changes in the value of the underlying financial asset, index or other measure, thereby failing to achieve, to an extent, the original purpose for using the derivatives.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

24

•
Emerging Markets Risks:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Sector Focus Risks:  To the extent that a Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than a fund that invests in a wide variety of market sectors would.  The Fund may focus its investments in one or more sectors, such as telecommunications, technology, consumer goods, financial services or basic industries.  Companies in the technology sector are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.  Companies in the telecommunications sector are subject to many of the same risks as companies in the technology sector, and are also subject to the risk that changes in federal or state regulation relating to rates of return and services in the telecommunications sector could adversely affect the profitability of these companies.  The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector.  Companies in the basic industries and consumer goods sectors are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

•
Small and Medium Company Risks:  A Fund that invests primarily in the equity securities of small or medium companies is subject to certain risks.  Small and medium companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If a stock market on which an equity security in which the Fund invests is traded declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects the Fund to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or stock markets, or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

25

ASSETMARK INTERNATIONAL EQUITY FUND
Calendar Year Returns as of 12/31

The International Equity Fund’s calendar year-to-date return as of June 30, 2010 was -17.11%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	21.21%
Worst Quarter:	Q 3	2008	-23.21%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Five Years	Since Inception (6/29/2001)
International Equity Fund
Return Before Taxes	21.98%	0.61%	2.81%
Return After Taxes on Distributions	21.87%	-0.74%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares	15.25%	0.67%	2.65%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	5.59%
Lipper International Funds Index (reflects no deduction for taxes)	35.30%	4.88%	5.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Martin Currie Inc. (“Martin Currie”) and Mondrian Investment Partners Limited (“Mondrian”) are the sub-advisors for the Fund.

26

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Martin Currie	Experience with Martin Currie
James Fairweather	Chief Investment Officer and Head of Global Equities	Since 1984
Christine Montgomery	Director and Portfolio Manager of International Portfolios	Since 2009
David Sheasby	Director and Portfolio Manager of International Portfolios	Since 2004

Portfolio Manager	Mondrian	Experience with Mondrian
Emma R.E. Lewis	Senior Portfolio Manager	Since 1995
Melissa Platt	Portfolio Manager	Since 2004

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

27

ASSETMARK REAL ESTATE SECURITIES FUND

Investment Objective
AssetMark Real Estate Securities Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses(1)	1.61%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$164	$508	$876	$1,911

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.39% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets  in securities of companies in the real estate industry. If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Fund invests in U.S. real estate equity securities, which may include shares and units of beneficial interest of REITs and preferred shares and convertible debt securities of real estate companies.  The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Fund considers real estate securities to be those issued by companies principally engaged in the real estate business because they derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or because they invest at least 50% of their assets in such real estate.  The Fund generally invests in small-to-medium capitalization companies, because that size is typical for real estate securities.

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The types of REITs in which the Fund may invest include equity, mortgage and hybrid REITs.  An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income.  An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value.  Equity REITs generally exercise some degree of control over the operational aspect of their real estate investments, lease terms and property maintenance and repair.  A mortgage REIT invests primarily in real estate mortgages that secure construction, development or long-term loans, and derives its income primarily from interest payments on credit it has extended.  Hybrid REITs combine the characteristics of equity and mortgage REITs, generally, by holding both ownership interests and mortgage interests in real estate.  It is anticipated that, under normal circumstances, a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.  The Fund will not invest more than 10% of its total assets in mortgage REITs under normal circumstances.

The sub-advisors to the Fund select shares of REITs and other real estate securities by analyzing property sectors and individual companies within the selected property sectors.  The sub-advisors evaluate potential investments based on a variety of factors including:

•	Overall investment strategy

•	Strength of company management

•	Fundamental analysis of financial statements

•	Yields

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Convertible Securities Risk:  A convertible security is a security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The value of a convertible security is subject to changes in interest rates, with the convertible security’s value declining as interest rates increase and increasing as interest rates decline.  Convertible securities are also subject to credit risk, which means that the issuer of the convertible security may experience financial problems, which may adversely impact the price of the convertible security.  The price of a convertible security will normally vary in response to changes in the price of the underlying common stock into which the security is convertible.

•
Interest Rate Risks:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

29

•
Real Estate Investment Trust Risks:  Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns.  An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders.  Accordingly, mortgage REITs may be affected by the quality of any credit extended.  The Fund attempts to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

•
Sector Focus Risks:  To the extent that a Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than a fund that invests in a wide variety of market sectors would.  The Fund focuses its investments in the real estate industry and therefore is subject to the special risks associated with that industry as described above.

•
Small and Medium Company Risks:  A Fund that invests primarily in the equity securities of small or medium companies is subject to certain risks.  Small and medium companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

30

ASSETMARK REAL ESTATE SECURITIES FUND
Calendar Year Returns as of 12/31

The Real Estate Securities Fund’s calendar year-to-date return as of June 30, 2010 was 5.38%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 3	2009	33.85%
Worst Quarter:	Q 4	2008	-43.33%

Average Annual Total Returns	Period Ended December 31, 2009
	One Year	Five Years	Since Inception (6/29/2001)
Real Estate Securities Fund
Return Before Taxes	24.72%	-2.41%	6.09%
Return After Taxes on Distributions	23.86%	-4.04%	4.46%
Return After Taxes on Distributions and Sale of Fund Shares	16.07%	-2.06%	4.93%
National Association of REITs Equity Index (reflects no deduction for fees, expenses or taxes)	27.99%	1.79%	8.16%
Lipper Real Estate Funds Index (reflects no deduction for taxes)	28.50%	-0.04%	7.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Duff & Phelps Investment Management Co. (“Duff & Phelps”) is the sub-advisor for the Fund.

31

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Duff & Phelps	Experience with Duff & Phelps
Geoffrey P. Dybas, CFA	REIT Global Team Head and Senior Portfolio Manager	Since 1995
Frank J. Haggerty, Jr. CFA	Portfolio Manager and Senior Analyst	Since 2005

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

32

ASSETMARK TAX-EXEMPT FIXED INCOME FUND

Investment Objective
AssetMark Tax-Exempt Fixed Income Fund (the “Fund”) seeks to provide current income exempt from federal income tax.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver/Expense Reimbursement(1)	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.29%
(1)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 1.29% (net of securities lending expense reductions). The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or assumptions, if the Fund’s expense level falls below the stated limit.  This expense limitation agreement may not be terminated prior to July 31, 2011 unless the Board of Trustees consents to an earlier revision or termination.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$131	$411	$712	$1,567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).  The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower rated municipal securities.  Any tax-exempt interest income earned by the Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

33

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

•	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

•	Municipal commercial paper and other short-term notes

•	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

•
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

•	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

•	Variable rate securities

•	Municipal bonds and leases

The Fund generally invests in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
High-Yield Debt Securities Risks:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a higher risk of default.  Municipalities issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

34

•
Interest Rate Risks:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

•
Liquidity Risks:  The securities of many smaller municipalities may have less “float” (the number of bonds that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Maturity Risks:  The Fund invests in municipal securities with intermediate- to long-term maturities.  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

•
Municipal Securities Risks:  The ability of the Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.  The Fund has the ability to purchase municipal securities, and therefore also may encounter the risks associated with municipal securities.

•
Tax Risks:  The Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

35

ASSETMARK TAX-EXEMPT FIXED INCOME FUND
Calendar Year Returns as of 12/31

The Tax-Exempt Fixed Income Fund’s calendar year-to-date return as of June 30, 2010 was 2.95%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 3	2009	7.53%
Worst Quarter:	Q 3	2008	-3.07%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Five Years	Since Inception (6/29/2001)
Tax-Exempt Fixed Income Fund
Return Before Taxes	12.68%	2.59%	3.42%
Return After Taxes on Distributions	12.66%	2.35%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares	9.48%	2.37%	3.15%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	12.91%	4.32%	5.06%
Lipper Intermediate Municipal Bond Funds Index (reflects no deduction for taxes)	11.36%	3.54%	4.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Delaware Management Company (“DMC”) and Nuveen Asset Management (“NAM”) are the sub-advisors for the Fund.

36

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	DMC	Experience with DMC
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager	Since 1999
Stephen J. Czepiel	Senior Vice President and Senior Portfolio Manager	Since 2004

Portfolio Manager	NAM	Experience with NAM
Martin J. Doyle, CFA	Managing Director and Senior Portfolio Manager	Since 1987
John V. Miller, CFA	Chief Investment Officer and Managing Director	Since 1996
Michael J. Sheyker, CFA	Senior Vice President and Portfolio Manager	Since 1988

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

37

ASSETMARK CORE PLUS FIXED INCOME FUND

Investment Objective
AssetMark Core Plus Income Fund (the “Fund”) seeks to provide current income consistent with low volatility of principal.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses(1)	1.28%
(1)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 224.89% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its assets in fixed income securities.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.  Except as otherwise indicated, the Fund’s investment policies are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

The Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  In addition, the Fund may invest a portion of its assets in high-yield debt securities (sometimes called “junk bonds”) and bonds issued by companies headquartered outside of the United States (including emerging markets), or that derive more than 50% of their gross revenues outside of the United States or have more than 50% of their assets outside of the United States.  The Fund intends to invest in the following types of fixed income securities:

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•	U.S. and non-U.S. corporate bonds and debentures

•	Mortgage-backed securities

•	Receipts involving U.S. Treasury obligations and other “stripped securities”

•
Municipal securities of issuers located in all 50 states, the District of Columbia or other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations

•	Obligations issued by supranational entities and foreign loan participants

•	Obligations issued by the U.S. government and foreign governments and their agencies or instrumentalities

•	Asset-backed securities

•	Zero coupon, pay-in-kind or deferred payment securities

•	Securities issued on a when-issued and delayed-delivery basis

•	High-yield debt securities (junk bonds)

•	Custodial receipts

•	Convertible securities

Under normal circumstances, the Advisor and sub-advisors will seek to limit the Fund’s investments in fixed income securities issued by foreign corporations and foreign governments that are denominated in a currency other than the U.S. dollar to 20% of the Fund’s total assets, measured at the time of purchase.  Similarly, under normal circumstances, the Advisor and sub-advisors will seek to limit the Fund’s investments in high-yield debt securities (junk bonds) to 20% of the Fund’s total assets, measured at the time of purchase.  The fixed income securities in which the Fund invests may have maturities of any length.

Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to various markets, interest rates, sectors and individual issuers.  The derivative instruments that the Fund may normally use include fixed income and/or currency futures, forwards, options, swaps, and other similar instruments.  A derivative is a financial contract with a value derived from changes in the value of one or more underlying assets, reference rates, or indexes.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Credit Risks:   Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This could result in a reduction in the income available for distribution to shareholders, as well as a decline in the value of the Fund’s shares.

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•
Derivatives Risks:  The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments, which may include futures and forward contracts, options, swaps, and other similar instruments, may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise comply with the terms of the contract.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  Hedging currency risks using currency futures contracts involves the risk of mismatching the Fund’s obligations under a futures contract with the value of securities denominated in a particular currency.  Hedging currency risk can also involve the potential mismatch between the use of forward currency transactions and the anticipated future foreign currency cash flows they are intended to hedge.  The investment results achieved by the use of derivatives may not match or fully offset changes in the value of the underlying financial asset, index or other measure, thereby failing to achieve, to an extent, the original purpose for using the derivatives.

Derivatives may also create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Emerging Markets Risks:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
High-Yield Debt Securities Risks:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds (or companies whose debt has been downgraded to “junk” status) are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

•
Interest Rate Risks:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

40

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Maturity Risks:  The Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

•
Mortgage- and Asset-Backed Securities Risks:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund holding such security may have to replace the security by investing the proceeds in a less attractive security.  This may reduce such Fund’s share price and its income distributions.

•
Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and capital gains.

•
U.S. Government Agency Obligations Risks:  Government agency obligations have different levels of credit support and therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk.  Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac© and Fannie Mae©, are subject to a greater degree of credit risk.

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ASSETMARK CORE PLUS FIXED INCOME FUND
Calendar Year Returns as of 12/31

The Core Plus Fixed Income Fund’s calendar year-to-date return as of June 30, 2010 was 6.03%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

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Best Quarter:	Q 3	2009	7.15%
Worst Quarter:	Q 3	2008	-3.91%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Five Years	Since Inception (6/29/2001)
Core Plus Fixed Income Fund
Return Before Taxes	15.97%	3.71%	4.59%
Return After Taxes on Distributions	14.39%	2.13%	3.04%
Return After Taxes on Distributions and Sale of Fund Shares	10.31%	2.26%	3.03%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	5.66%
Lipper Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	14.30%	4.18%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Goldman Sachs Asset Management, L.P. (“GSAM”) and Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) are the sub-advisors for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	GSAM	Experience with GSAM
James B. Clark	Managing Director and Co-Head of U.S. Fixed Income	Since 1994
Michael Swell	Managing Director and Co-Head of U.S. Fixed Income	Since 2007

Portfolio Manager	BHMS	Experience with BHMS
David R. Hardin	Managing Director	Since 1987
John S. Williams	Managing Director	Since 1983
Deborah A. Petruzzelli	Managing Director	Since 2003
J. Scott McDonald, CFA	Managing Director	Since 1995
Mark C. Luchsinger, CFA	Managing Director	Since 1997

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

43

ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY GROWTH FUND

Investment Objective
AssetMark Enhanced Fundamental Index® Large Company Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.51%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver/Expense Reimbursement(2)	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement	1.26%
(1)
Other Expenses include all non-advisory operating expenses, and also include fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other funds.  Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that excludes the amount of any acquired fund fees and expenses experienced indirectly, and includes the expense reductions generated when the Fund loaned its portfolio securities.

(2)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 1.22% (net of securities lending expense reductions). The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or assumptions, if the Fund’s expense level falls below the stated limit.  This expense limitation agreement may not be terminated prior to July 31, 2011 unless the Board of Trustees consents to an earlier revision or termination.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$128	$453	$800	$1,780

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.10% of the average value of its portfolio.

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Principal Investment Strategies of the Fund
The Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 1000 Index.

The Fund invests in those securities that represent approximately 50% of the fundamental weighting of the Enhanced RAFI® 1000 Index.  The securities selected are those that Research Affiliates determines have the greatest forecasted growth prospects, based on objective market factors.  To evaluate growth prospects, all of the securities in the enhanced RAFI® 1000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically hold between 400 and 600 stocks.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of large companies.  The Fund considers “large companies” to be companies that are contained in the RAFI® 1000 Index.  The RAFI® 1000 Index consists of the 1,000 largest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology. If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments may include futures and forward contracts, options, swaps, and other similar instrument.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Derivatives Risks:  The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments, which may include futures and forward contracts, options, swaps, and other similar instruments, may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise comply with the terms of the contract.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The investment results achieved by the use of derivatives may not match or fully offset changes in the value of the underlying financial asset, index or other measure, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  In addition, the use of derivatives may cause a Fund to incur losses in excess of invested capital.

•
Fundamental Index® Methods Risks:  Each Enhanced Fundamental Index® Fund is subject to certain risks related to the strategy of investing in the securities of the corresponding Fundamental Index®.  While the Advisor and Research Affiliates believe that the use of fundamental economic measurements (rather than market capitalization) in the construction and weighting of indexes will provide a more meaningful way to determine the size of a company when constructing a company size-based securities index, there can be no assurance that a Fundamental Index® or an Enhanced Fundamental Index® Fund will outperform a more traditional capitalization-weighted index or funds that seek to track such an index.

45

Also, there is the risk that each Enhanced Fundamental Index® Fund’s return may not match or achieve a high degree of correlation with the return of its corresponding Fundamental Index® for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index.  Each Enhanced Fundamental Index® Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.  To the extent that an Enhanced Fundamental Index® Fund utilizes futures or other derivatives, its return may not correlate as well with the return on the index, as would be the case if the Fund purchased all of the stocks in the index.  As index funds, the Enhanced Fundamental Index® Funds are not “actively managed.”  Therefore, an Enhanced Fundamental Index® Fund does not buy or sell a stock based on a portfolio manager’s judgment regarding the advisability of investing in the stock or sell a stock because the company is in financial trouble.  Instead, the Enhanced Fundamental Index® Funds generally buy and hold the securities that are in the index.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

46

ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY GROWTH FUND
Calendar Year Return as of 12/31

The Enhanced Fundamental Index® Large Company Growth Fund’s calendar year-to-date return as of June 30, 2010 was -7.87%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	15.20%
Worst Quarter:	Q 4	2008	-17.96%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Since Inception (8/9/2007)
Enhanced Fundamental Index® Large Company Growth Fund
Return Before Taxes	27.50%	-3.83%
Return After Taxes on Distributions	27.32%	-4.00%
Return After Taxes on Distributions and Sale of Fund Shares	18.12%	-3.28%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	-4.89%
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	38.50%	-5.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

47

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Research Affiliates, LLC (“Research Affiliates”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Research Affiliates	Experience with Research Affiliates
Robert D. Arnott	Chairman	Since 2007
Jason C. Hsu, PhD	Chief Investment Officer	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

48

ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY VALUE FUND

Investment Objective
AssetMark Enhanced Fundamental Index® Large Company Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.52%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver / Expense Reimbursement(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement(3)	1.57%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 1.22% (net of securities lending expense reductions). The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or assumptions, if the Fund’s expense level falls below the stated limit.  This expense limitation agreement may not be terminated prior to July 31, 2011 unless the Board of Trustees consents to an earlier revision or termination.

(3)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$489	$842	$1,837

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.43% of the average value of its portfolio.

49

Principal Investment Strategies of the Fund
The Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 1000 Index.

The Fund invests in those securities that represent approximately 50% of the fundamental weighting of the Enhanced RAFI® 1000 Index.  The securities selected are those that Research Affiliates determines have the greatest value characteristics as reflected by objective market factors.  To evaluate value characteristics, all of the securities in the Enhanced RAFI® 1000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically hold between 400 and 600 stocks. The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of large companies.  The Fund considers “large companies” to be companies that are contained in the RAFI® 1000 Index.  The RAFI® 1000 Index consists of the 1,000 largest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology. If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Derivatives Risks:  The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments, which may include futures and forward contracts, options, swaps, and other similar instruments, may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise comply with the terms of the contract.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The investment results achieved by the use of derivatives may not match or fully offset changes in the value of the underlying financial asset, index or other measure, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  In addition, the use of derivatives may cause a Fund to incur losses in excess of invested capital.

•
Fundamental Index® Methods Risks:  Each Enhanced Fundamental Index® Fund is subject to certain risks related to the strategy of investing in the securities of the corresponding Fundamental Index®.  While the Advisor and Research Affiliates believe that the use of fundamental economic measurements (rather than market capitalization) in the construction and weighting of indexes will provide a more meaningful way to determine the size of a company when constructing a company size-based securities index, there can be no assurance that a Fundamental Index® or an Enhanced Fundamental Index® Fund will outperform a more traditional capitalization-weighted index or funds that seek to track such an index.

50

Also, there is the risk that each Enhanced Fundamental Index® Fund’s return may not match or achieve a high degree of correlation with the return of its corresponding Fundamental Index® for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index.  Each Enhanced Fundamental Index® Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.  To the extent that an Enhanced Fundamental Index® Fund utilizes futures or other derivatives, its return may not correlate as well with the return on the index, as would be the case if the Fund purchased all of the stocks in the index.  As index funds, the Enhanced Fundamental Index® Funds are not “actively managed.”  Therefore, an Enhanced Fundamental Index® Fund does not buy or sell a stock based on a portfolio manager’s judgment regarding the advisability of investing in the stock or sell a stock because the company is in financial trouble.  Instead, the Enhanced Fundamental Index® Funds generally buy and hold the securities that are in the index.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY VALUE FUND
Calendar Year Return as of 12/31

51

The Enhanced Fundamental Index® Large Company Value Fund’s calendar year-to-date return as of June 30, 2010 was -3.39%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	27.11%
Worst Quarter:	Q 4	2008	-26.72%

Average Annual Total Returns	Period Ended December 31, 2009

	One Year	Since Inception (8/9/2007)
Enhanced Fundamental Index® Large Company Value Fund
Return Before Taxes	35.80%	-11.77%
Return After Taxes on Distributions	35.54%	-12.03%
Return After Taxes on Distributions and Sale of Fund Shares	23.61%	-9.91%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	19.69%	-11.39%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	24.96%	-9.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Research Affiliates, LLC (“Research Affiliates”) is the sub-advisor for the Fund.

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Research Affiliates	Experience with Research Affiliates
Robert D. Arnott	Chairman	Since 2007
Jason C. Hsu, PhD	Chief Investment Officer	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

52

ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY GROWTH FUND

Investment Objective
AssetMark Enhanced Fundamental Index® Small Company Growth Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.85%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.88%
Fee Waiver/Expense Reimbursement(2)	(0.53)%
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement(3)	1.35%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 1.22% (net of securities lending expense reductions). The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or assumptions, if the Fund’s expense level falls below the stated limit.  This expense limitation agreement may not be terminated prior to July 31, 2011 unless the Board of Trustees consents to an earlier revision or termination.

(3)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$137	$539	$967	$2,158

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.34% of the average value of its portfolio.

53

Principal Investment Strategies of the Fund
The Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 2000 Index.

The Fund invests in securities that represent approximately 50% of the fundamental weighting of an enhanced version of the RAFI® 2000 Index.  The securities selected are those that Research Affiliates determines are a representative sampling of the securities that have the greatest forecasted growth prospects, based on objective market factors.  To evaluate growth characteristics, all of the securities in the Enhanced RAFI® 2000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of small companies.  The Fund considers “small companies” to be companies that are contained in the RAFI® 2000 Index.  The RAFI® 2000 Index consists of the 2,000 smallest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology. If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Derivatives Risks:  The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments, which may include futures and forward contracts, options, swaps, and other similar instruments, may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise comply with the terms of the contract.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The investment results achieved by the use of derivatives may not match or fully offset changes in the value of the underlying financial asset, index or other measure, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  In addition, the use of derivatives may cause a Fund to incur losses in excess of invested capital.

•
Fundamental Index® Methods Risks:  Each Enhanced Fundamental Index® Fund is subject to certain risks related to the strategy of investing in the securities of the corresponding Fundamental Index®.  While the Advisor and Research Affiliates believe that the use of fundamental economic measurements (rather than market capitalization) in the construction and weighting of indexes will provide a more meaningful way to determine the size of a company when constructing a company size-based securities index, there can be no assurance that a Fundamental Index® or an Enhanced Fundamental Index® Fund will outperform a more traditional capitalization-weighted index or funds that seek to track such an index.

54

Also, there is the risk that each Enhanced Fundamental Index® Fund’s return may not match or achieve a high degree of correlation with the return of its corresponding Fundamental Index® for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index.  Each Enhanced Fundamental Index® Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.  To the extent that an Enhanced Fundamental Index® Fund utilizes futures or other derivatives, its return may not correlate as well with the return on the index, as would be the case if the Fund purchased all of the stocks in the index.  As index funds, the Enhanced Fundamental Index® Funds are not “actively managed.”  Therefore, an Enhanced Fundamental Index® Fund does not buy or sell a stock based on a portfolio manager’s judgment regarding the advisability of investing in the stock or sell a stock because the company is in financial trouble.  Instead, the Enhanced Fundamental Index® Funds generally buy and hold the securities that are in the index.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Small Company Risks:  A Fund that invests primarily in the equity securities of small companies is subject to certain risks.  Small companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

55

ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY GROWTH FUND
Calendar Year Return as of 12/31

The Enhanced Fundamental Index® Small Company Growth Fund’s calendar year-to-date return as of June 30, 2010 was 0.75%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	29.55%
Worst Quarter:	Q 4	2008	-23.93%

Average Annual Total Returns	Period Ended December 31, 2009
	One Year	Since Inception (8/9/2007)
Enhanced Fundamental Index® Small Company Growth Fund
Return Before Taxes	42.90%	-2.63%
Return After Taxes on Distributions	42.90%	-2.66%
Return After Taxes on Distributions and Sale of Fund Shares	27.89%	-2.24%
Russell 2000® Growth Index (reflects no deduction after fees, expenses or taxes)	34.47%	-7.39%
Lipper Small-Cap Growth Funds Index (reflects no deduction after taxes)	38.03%	-9.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Research Affiliates, LLC (“Research Affiliates”) is the sub-advisor for the Fund.

56

Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Research Affiliates	Experience with Research Affiliates
Robert D. Arnott	Chairman	Since 2007
Jason C. Hsu, PhD	Chief Investment Officer	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

57

ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY VALUE FUND

Investment Objective
AssetMark Enhanced Fundamental Index® Small Company Value Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.04%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	2.06%
Fee Waiver / Expense Reimbursement(2)	(0.53)%
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement(3)	1.53%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Funds and does not include indirect expenses such as Acquired Fund Fees and Expenses.

(2)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 1.22% (net of securities lending expense reductions). The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or assumptions, if the Fund’s expense level falls below the stated limit.  This expense limitation agreement may not be terminated prior to July 31, 2011 unless the Board of Trustees consents to an earlier revision or termination.

(3)
Please note the Fund expense ratio shown above differs from the expense ratio in the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$156	$595	$1,060	$2,348

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 110.46% of the average value of its portfolio.

58

Principal Investment Strategies of the Fund
The Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 2000 Index.

The Fund invests in securities that represent approximately 50% of the fundamental weighting of an enhanced version of the RAFI® 2000 Index.  The securities selected are those that Research Affiliates believes are a representative sampling of the securities that have the greatest value characteristics, as reflected by objective market factors.  To evaluate value characteristics, all of the securities in the Enhanced RAFI® 2000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of small companies.  The Fund considers “small companies” to be companies that are contained in the RAFI® 2000 Index.  The RAFI® 2000 Index consists of the 2,000 smallest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology. If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Derivatives Risks:  The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments, which may include futures and forward contracts, options, swaps, and other similar instruments, may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise comply with the terms of the contract.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The investment results achieved by the use of derivatives may not match or fully offset changes in the value of the underlying financial asset, index or other measure, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  In addition, the use of derivatives may cause a Fund to incur losses in excess of invested capital.

•
Fundamental Index® Methods Risks:  Each Enhanced Fundamental Index® Fund is subject to certain risks related to the strategy of investing in the securities of the corresponding Fundamental Index®.  While the Advisor and Research Affiliates believe that the use of fundamental economic measurements (rather than market capitalization) in the construction and weighting of indexes will provide a more meaningful way to determine the size of a company when constructing a company size-based securities index, there can be no assurance that a Fundamental Index® or an Enhanced Fundamental Index® Fund will outperform a more traditional capitalization-weighted index or funds that seek to track such an index.

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Also, there is the risk that each Enhanced Fundamental Index® Fund’s return may not match or achieve a high degree of correlation with the return of its corresponding Fundamental Index® for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index.  Each Enhanced Fundamental Index® Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.  To the extent that an Enhanced Fundamental Index® Fund utilizes futures or other derivatives, its return may not correlate as well with the return on the index, as would be the case if the Fund purchased all of the stocks in the index.  As index funds, the Enhanced Fundamental Index® Funds are not “actively managed.”  Therefore, an Enhanced Fundamental Index® Fund does not buy or sell a stock based on a portfolio manager’s judgment regarding the advisability of investing in the stock or sell a stock because the company is in financial trouble.  Instead, the Enhanced Fundamental Index® Funds generally buy and hold the securities that are in the index.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Portfolio Turnover Risk:  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and capital gains.

•
Small Company Risks:  A Fund that invests primarily in the equity securities of small companies is subject to certain risks.  Small companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY VALUE FUND
Calendar Year Return as of 12/31

The Enhanced Fundamental Index® Small Company Value Fund’s calendar year-to-date return as of June 30, 2010 was -0.14%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Q 2	2009	32.93%
Worst Quarter:	Q 4	2008	-33.92%

Average Annual Total Returns	Period Ended December 31, 2009
	One Year	Since Inception (8/9/2007)
Enhanced Fundamental Index® Small Company Value Fund
Return Before Taxes	46.81%	-11.17%
Return After Taxes on Distributions	46.81%	-11.34%
Return After Taxes on Distributions and Sale of Fund Shares	30.43%	-9.44%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	20.58%	-8.10%
Lipper Small-Cap Value Funds Index (reflects no deduction for taxes)	33.00%	-6.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Research Affiliates, LLC (“Research Affiliates”) is the sub-advisor for the Fund.

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Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Research Affiliates	Experience with Research Affiliates
Robert D. Arnott	Chairman	Since 2007
Jason C. Hsu, PhD	Chief Investment Officer	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ASSETMARK ENHANCED FUNDAMENTAL INDEX® INTERNATIONAL EQUITY FUND

Investment Objective
AssetMark Enhanced Fundamental Index® International Equity Fund (the “Fund”) seeks capital appreciation over the long term.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Investment Advisory Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.48%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver/Expense Reimbursement(2)	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement	1.35%
(1)	Other Expenses are estimated for the current fiscal year since the Fund has not yet commenced operations as of the date of this prospectus.

(2)
Genworth Financial Wealth Management, Inc. (the “Advisor”) has contractually agreed through July 31, 2011, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Net Annual Fund Operating Expenses do not exceed 1.35% (net of securities lending expense reductions). The agreement also permits the Advisor to recapture fees waived and/or expenses assumed for up to three years from the time of such waivers or assumptions, if the Fund’s expense level falls below the stated limit.  This expense limitation agreement may not be terminated prior to July 31, 2011 unless the Board of Trustees consents to an earlier revision or termination.

Expense Example
The following Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$137	$466

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.

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The Fund seeks to achieve its objective by investing substantially all of its assets in the same securities (at the same relative weights) that make up the Enhanced RAFI® International Equity Index.  The Enhanced RAFI® International Equity Index consists of the common stocks of the largest 1,000 publicly traded companies, as determined using the RAFI® approach, in the developed markets outside of North America (these markets include Europe, Australasia and the Far East).  The Fund also is expected to invest a portion of its assets in the emerging markets securities within the Enhanced RAFI® Emerging Markets Index (in approximately the same relative percentage of developed versus emerging markets as represented in those indexes).  However, the Fund will not invest in emerging markets securities until such time as the Fund’s assets grow to the point that the Advisor believes that investment in emerging markets securities can be effectively accomplished.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund may also invest in depositary receipts, including ADRs and GDRs.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

In order to gain exposure to certain markets, the Fund may invest a portion of its assets in shares issued by Exchange-Traded Funds (“ETFs”).  The Fund’s investments in ETFs are subject to certain limitations and may involve certain additional expenses, as discussed in the section of this Prospectus entitled “Investments in Other Investment Companies and Exchange-Traded Funds.”

A significant portion of the equity securities that make up the RAFI® International Equity Index may be issued by companies in the most developed foreign markets.  For example, depending upon conditions and economic development, companies in Japan and the United Kingdom may make up 50% or more of the RAFI® International Equity Index.  In that case, the Fund would be subject to the economic and market developments in those countries or regions to a greater extent than if it remained invested in a greater number of countries or geographical regions.  The International Equity Fund does not intend to hedge against currency risk.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The following risks could affect the value of your investment:

•
Derivatives Risks:  The Fund may use certain derivatives for risk management and investment purposes.  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  In general, the Fund’s use of derivative instruments, which may include futures and forward contracts, options, swaps, and other similar instruments, may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds.  Derivatives can be complex and may perform in ways unanticipated by the Fund’s manager.  The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise comply with the terms of the contract.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The investment results achieved by the use of derivatives may not match or fully offset changes in the value of the underlying financial asset, index or other measure, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  In addition, the use of derivatives may cause a Fund to incur losses in excess of invested capital.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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•
Fundamental Index® Methods Risks:  Each Enhanced Fundamental Index® Fund is subject to certain risks related to the strategy of investing in the securities of the corresponding Fundamental Index®.  While the Advisor and Research Affiliates believe that the use of fundamental economic measurements (rather than market capitalization) in the construction and weighting of indexes will provide a more meaningful way to determine the size of a company when constructing a company size-based securities index, there can be no assurance that a Fundamental Index® or an Enhanced Fundamental Index® Fund will outperform a more traditional capitalization-weighted index or funds that seek to track such an index.

Also, there is the risk that each Enhanced Fundamental Index® Fund’s return may not match or achieve a high degree of correlation with the return of its corresponding Fundamental Index® for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index.  Each Enhanced Fundamental Index® Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.  To the extent that an Enhanced Fundamental Index® Fund utilizes futures or other derivatives, its return may not correlate as well with the return on the index, as would be the case if the Fund purchased all of the stocks in the index.  As index funds, the Enhanced Fundamental Index® Funds are not “actively managed.”  Therefore, an Enhanced Fundamental Index® Fund does not buy or sell a stock based on a portfolio manager’s judgment regarding the advisability of investing in the stock or sell a stock because the company is in financial trouble.  Instead, the Enhanced Fundamental Index® Funds generally buy and hold the securities that are in the index.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Small Company Risks:  A Fund that invests primarily in the equity securities of small companies is subject to certain risks.  Small companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Performance
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

Investment Advisor and Sub-Advisor
Genworth Financial Wealth Management, Inc. (“GFWM”) is the Advisor for the Fund.  Research Affiliates, LLC (“Research Affiliates”) is the sub-advisor for the Fund.

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Portfolio Managers: The Fund’s investment decisions are made by the following portfolio managers:

Portfolio Manager	Research Affiliates	Experience with Research Affiliates
Robert D. Arnott	Chairman	Since 2007
Jason C. Hsu, PhD	Chief Investment Officer	Since 2007

Purchase and Sale of Fund Shares:  Financial institutions and intermediaries on behalf of their clients may purchase or sell shares through U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders to buy or sell electronically through those systems. Transactions will only occur on days the New York Stock Exchange is open.  The Fund has no investment minimums, however, the financial institutions and intermediaries that sell the Fund’s shares may have established minimum values for the accounts that they handle.

Tax Information:  The Fund’s distributions are taxable and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW
This combined Prospectus describes the thirteen separate mutual funds (each a “Fund” and collectively, the “Funds”) within AssetMark Funds (the “Trust”), an open-end management investment company.  Each Fund’s assets are managed according to its own investment objectives, strategies and policies.  Shares of the Funds are offered to investors on a no-load basis, without any front- or back-end sales charges.  The Funds are designed primarily for investment by institutional investors and clients of registered investment advisors, broker-dealers and other financial institutions.

MANAGEMENT APPROACH
Each Fund is managed based on one of two different styles – the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund (the “Actively Managed Funds”) are managed using a traditional active management style while the AssetMark Enhanced Fundamental Index® Large Company Growth Fund, AssetMark Enhanced Fundamental Index® Large Company Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund, AssetMark Enhanced Fundamental Index® Small Company Value Fund and AssetMark Enhanced Fundamental Index® International Equity Fund (the “Enhanced Fundamental Index® Funds”) are managed using the Enhanced Fundamental Index® approach described below.  All of the Funds, except for the AssetMark Real Estate Securities Fund, are classified and operate as diversified funds for purposes of federal mutual fund regulation.  The AssetMark Real Estate Securities Fund is classified as non-diversified, which means that it may invest in relatively fewer companies compared to many other mutual funds.  The Real Estate Securities Fund does, however, maintain enough diversification in its portfolio to meet the diversification requirements for mutual funds under federal tax law.

Multi-Advisor Approach (Actively Managed Funds)
Each Actively Managed Fund has its own distinct investment objectives, strategies and risks.  Subject to Board review, for each Actively Managed Fund, the Funds’ investment advisor, Genworth Financial Wealth Management, Inc. (“GFWM” or the “Advisor”), is responsible for recommending sub-advisors for the Funds, evaluating sub-advisor performance and overseeing sub-advisor compliance with each Fund's investment objectives, strategies and objectives.  Each Actively Managed Fund invests within a specific segment (or portion) of the capital markets and invests in securities consistent with the Fund’s investment objectives and strategies. The potential risks and returns of the Actively Managed Funds vary with the degree to which an Actively Managed Fund invests in a particular market segment and/or asset class.

The Advisor believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of an Actively Managed Fund, rather than simply employing a single firm.  This “multi-advisor approach” is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisors with complementary investment approaches. The Advisor manages the Actively Managed Funds using a “manager of managers” approach by selecting one or more sub-advisors to manage distinct segments of a market or asset class for each Actively Managed Fund based upon the Advisor’s evaluation of the sub-advisor’s expertise and performance in managing the appropriate asset class.

The investment styles and disciplines of the sub-advisors to each Actively Managed Fund are intended to complement one another. In constructing and overseeing the entire portfolio of an Actively Managed Fund, the Advisor provides investment guidelines to a sub-advisor for a specific portion of an Actively Managed Fund’s assets, which may be more restrictive than those of the portfolio as a whole. Subject to Board oversight, the Advisor evaluates, allocates assets to, and oversees the Funds' sub-advisors, and makes recommendations about their hiring, termination and replacement to the Trust's Board of Trustees for each Actively Managed Fund.

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Enhanced Fundamental Index® Approach (Enhanced Fundamental Index® Funds)
Each Enhanced Fundamental Index® Fund’s portfolio is managed in accordance with the Research Affiliates Fundamental Index® (“RAFI®”) approach to index and portfolio construction. Research Affiliates, LLC (“Research Affiliates”) is a pioneer in the field of Fundamental Index® investing and the creator of the RAFI® approach.* The RAFI® approach is a patented, quantitative process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index. The RAFI® approach is premised on the idea that fundamental measures (as opposed to market capitalization) are a more meaningful way to determine the size of a company when constructing a company size-based securities index, since market capitalization is based on a company’s share price, which is affected by investor sentiment and may not always reflect the fundamental value of a company. Thus, a market capitalization-based approach may select securities for an index and weight those securities within the index in a manner that does not accurately account for the true “size” of a company. Each of the AssetMark Enhanced Fundamental Index® Funds seeks to invest in the same securities (at the same relative weights), or a representative sampling of such securities, that make up an enhanced version of a particular fundamental index (or portions thereof) created by Research Affiliates using the RAFI® approach.

Index Construction. The RAFI® index construction process begins with all of the listed equity securities in a given universe (U.S. equities, international equities, etc.). Research Affiliates then employs a set of four quantitative rules to select securities to be included in the index based on fundamental measures of company size: (1) book equity value, (2) gross dividends (if any), (3) income (free cash flow), and (4) sales. Once the securities are selected for the index, Research Affiliates applies the same four factors to re-weight the securities relative to the other securities selected for the index, to determine the relative weight for each security within the index.

Research Affiliates serves as a sub-advisor to each Enhanced Fundamental Index® Fund, and sub-advises each Enhanced Fundamental Index® Fund’s portfolio to approximate the return of an enhanced version of one of its standard indexes. The RAFI® 3000 Index consists of the 3,000 largest U.S. companies, as determined using the RAFI® approach. The RAFI® 1000 Index consists of the 1,000 largest companies (numbers 1 through 1,000), as determined using the RAFI® approach. The RAFI® 2000 Index consists of the smallest 2,000 companies (numbers 1,001 through 3,000) in the RAFI® 3000 Index, as ranked by Research Affiliates using the RAFI® methodology. The RAFI® International Equity Index consists of the largest 1,000 publicly traded companies, as determined using the RAFI® approach, in the developed markets outside of North America (Europe, Australasia and the Far East). The securities that make up each standard index are typically reconstituted once annually.

Index Enhancements. Each Enhanced Fundamental Index® Fund seeks to invest in the securities (or a specified portion of the securities) that make up an “enhanced” version of a particular RAFI® index. Each Enhanced Research Affiliates Fundamental Index® is based on a standard Research Affiliates Fundamental Index®, but is constructed with certain quantitative alterations intended to generate excess returns over and above the returns of the standard RAFI® index, without additional volatility.

Currently, the following accounting and portfolio construction enhancements are applied to the standard RAFI® indexes in order to create each Enhanced Research Affiliates Fundamental Index®:

•
Quality of Earnings. The quality of each company’s corporate earnings is measured using a net operating assets analysis and the companies are grouped into deciles according to the results. The weightings of the companies in the bottom deciles are reduced within the enhanced index.

•
Financial Distress Risk. Each company’s “financial distress risk” is measured using a debt coverage ratio analysis to evaluate the extent to which the company has sufficient net operating income to cover its debt. Companies with a low score have a higher financial distress risk and their weightings are reduced within the enhanced index.

* Fundamental Index® or RAFI®, the non-capitalization method for creating and weighting an index of securities, is the patented and patent-pending proprietary intellectual property of Research Affiliates, LLC (U.S. Patent No. 7,620,577; Patent Pending. Publ. Nos. US-2005-0171884-A1, US-2006-0149645-A1, US-2007-0055598-A1, US-2008-0288416-A1, and US-2010-0063942-A1). The trade names Fundamental Index®, RAFI(®, RAFI® (logo) and Fundamental 1000® are the exclusive intellectual property of Research Affiliates, LLC. Any use of the intellectual property of Research Affiliates, LLC without the prior written permission of Research Affiliates, LLC is expressly prohibited. Research Affiliates, LLC reserves the right to take any and all necessary action to preserve all of its rights, title and interest in and to its intellectual property.

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•
Accounting and Governance Risk (AGR®).  Each company is ranked according to its Accounting and Governance Risk (AGR®) rating as determined by Audit Integrity, Inc., a leading provider of accounting and governance risk analysis.  The AGR® rating is an objective and quantitative approach to identify risks in the accounting practices and corporate governance of publicly held companies.  Public companies are assigned AGR® ratings of “Very Aggressive,” “Aggressive,” “Average” or “Conservative,” depending on the level of risk of potentially fraudulent or misleading accounting and governance activity.  The weighting of companies ranked “Very Aggressive” is reduced within the enhanced index, while the weighting of companies ranked “Conservative” is increased.

•
More Frequent Index Reweighting. Instead of reweighting the securities within each index annually, as with the standard RAFI® indexes, each enhanced index is reweighted quarterly as the accounting and portfolio construction enhancements are applied to updated financial information reported by portfolio companies.  Thereafter, in order to minimize the trading costs and the possible generation of taxable gains, each Enhanced Fundamental Index® Fund’s cash inflows from dividends or shareholder investments are invested in a manner designed to most effectively adjust the structure of the Enhanced Fundamental Index® Fund’s portfolio to best approximate the return of the reweighted index.

•
Research Affiliates continually evaluates additional enhancements and may introduce or adjust an enhancement after exhaustive testing.  Any enhancements must be consistent with the RAFI® methodology and be shown to be statistically significant over time.

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MORE INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

In cases where a Fund has a policy of investing, under normal circumstances, at least 80% of its assets in the type of securities suggested by its name, the term “assets” means the Fund’s net assets (including any borrowings for investment purposes) consistent with U.S. Securities and Exchange Commission (“SEC”) requirements, although the Fund does not intend to borrow for investment purposes.

ASSETMARK LARGE CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Large Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its assets in the securities of large capitalization companies.  If the Large Cap Growth Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Large Cap Growth Fund considers large capitalization companies to be U.S. listed companies with market capitalizations greater than $5 billion at the time of purchase.  The Fund will invest in equity securities, which may include common stocks, preferred stocks and convertible securities.  The convertible securities in which the Large Cap Growth Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Large Cap Growth Fund may also invest up to 15% of its total assets in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges, including the NASDAQ® Stock Market (“NASDAQ®”), that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company, such as:

•	Consistent history of earnings stability and growth

•	Proprietary products, processes and/or services

•	Leadership positions in their markets

•	Strong balance sheet

•	Experienced management

Generally, the types of growth companies in which the Fund invests are those that the sub-advisors believe:

(1)	Have or will likely develop a historical record of consistent growth and stability of earnings;

(2)	Are or are likely to become financially sound; or

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(3)	Are or are likely to become leaders in their respective industries.

These factors are not limiting factors in the selection of securities for the Large Cap Growth Fund.  Based upon the foregoing, the Large Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology or health care.

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ASSETMARK LARGE CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Large Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Large Cap Value Fund will invest at least 80% of its assets in the securities of large capitalization companies.  If the Large Cap Value Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Large Cap Value Fund considers large capitalization companies to be U.S. companies with market capitalizations greater than $5 billion at the time of purchase.  The Fund will invest in equity securities, which may include common stocks, preferred stocks, convertible securities and interests in real estate investment trusts (“REITs”).  The convertible securities in which the Large Cap Value Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Large Cap Value Fund may also invest up to 10% of its total assets in ADRs, GDRs and securities of foreign companies.  ADRs are equity securities traded on U.S. exchanges, including NASDAQ®, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  The Large Cap Value Fund may also invest in Real Estate Investment Trusts (“REITs”).

Under the general supervision of the Advisor, each sub-advisor manages its portion of the Fund’s portfolio according to a “value” investment strategy, which is a strategy of selecting stocks that the sub-advisor believes trade for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals, using measures such as:

•	Price/earnings ratio

•	Dividend yield

•	Book value

•	Assets to liabilities ratio

•	Management ownership

•	Price/cash flow

In assessing value, the sub-advisors may also consider earnings and dividend growth prospects, product positioning or market share, and the risk and volatility of an industry.  Based upon the foregoing, from time to time, the Large Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services or basic industries.  Financial services companies may include, but are not limited to, banks, savings and loan organizations, credit card companies, brokerage firms, finance companies and insurance companies.  Basic industries may include, but are not limited to, transportation, industrials and utilities.

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ASSETMARK SMALL/MID CAP GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Small/Mid Cap Growth Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Small/Mid Cap Growth Fund will invest at least 80% of its assets in the securities of small-to-medium capitalization companies.  If the Small/Mid Cap Growth Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Small/Mid Cap Growth Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2500™ Index and the Russell Midcap® Index at the time of purchase.  As of May 31, 2010, the market capitalization of companies included in the Russell 2500™ Index was between $112 million and $5.4 billion, and the market capitalization of companies included in the Russell Midcap® Index was between $1.3 billion and $14.1 billion.  The Small/Mid Cap Growth Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities and REITs.  The convertible securities in which the Small/Mid Cap Growth Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Small/Mid Cap Growth Fund may also invest up to 15% of its total assets in ADRs, GDRs and securities of foreign companies.  ADRs are equity securities traded on U.S. exchanges, including NASDAQ®, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company’s industry or the market, and in light of certain characteristics of a company, such as:

•	Consistent earnings growth or the potential to grow earnings

•	Proprietary products, processes and/or services

•	Leadership positions in industry or market

•	Strong balance sheet

•	Experienced management

Generally, the types of growth companies in which the Fund invests are those that the sub-advisors believe:

(1)	Have or will likely develop a historical record of consistent growth and stability of earnings;

(2)	Are or are likely to become financially sound; or

(3)	Are or are likely to become leaders in their respective industries.

These factors are not limiting factors in the selection of securities for the Small/Mid Cap Growth Fund.  Based upon the foregoing, the Small/Mid Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology or health care.

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ASSETMARK SMALL/MID CAP VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Small/Mid Cap Value Fund is capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Small/Mid Cap Value Fund will invest at least 80% of its assets in the securities of small-to-medium capitalization companies.  If the Small/Mid Cap Value Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Small/Mid Cap Value Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2500™ Index and the Russell Midcap® Index at the time of purchase. As of May 31, 2010, the market capitalization of companies included in the Russell 2500™ Index was between $112 million and $5.4 billion, and the market capitalization of companies included in the Russell Midcap® Index was between $1.3 billion and $14.1 billion. The Small/Mid Cap Value Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities.  The convertible securities in which the Small/Mid Cap Value Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Small/Mid Cap Value Fund may also invest up to 10% of its total assets in ADRs, GDRs and securities of foreign companies.  ADRs are equity securities traded on U.S. exchanges, including NASDAQ®, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  The Small/Mid Cap Value Fund may also invest in REITs.

Under the general supervision of the Advisor, each sub-advisor selects stocks according to a “value style” investment strategy, which is a strategy of selecting stocks that the sub-advisor believes trade for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals, using measures such as:

•	Price/earnings ratio

•	Dividend yield

•	Book value

•	Assets to liabilities ratio

•	Management ownership

•	Price/cash flow

In assessing value, the sub-advisors may also consider earnings and dividend growth prospects, product positioning or market share, and the risk and volatility of an industry.  Based upon the foregoing, from time to time, the Small/Mid Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services or basic industries.  Financial services companies may include, but are not limited to, banks, savings and loan organizations, credit card companies, brokerage firms, finance companies and insurance companies.  Basic industries may include, but are not limited to, transportation, industrials and utilities.

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ASSETMARK INTERNATIONAL EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark International Equity Fund is to provide capital appreciation over the long term.  This objective is fundamental, meaning it cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the International Equity Fund will invest at least 80% of its assets in equity securities.  If the International Equity Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The International Equity Fund’s investments in equity securities may include common stocks, preferred stocks and convertible securities of companies of any size capitalization.  The International Equity Fund will invest primarily in companies that are headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than 50% of their assets outside of the United States.  Generally, the International Equity Fund’s assets will be invested in securities of companies located in developed countries.  The International Equity Fund may, however, invest up to 20% of its total assets in the equity securities of companies located in countries considered to be emerging markets or have developing economies.  The Fund considers emerging markets countries to be those defined as such by the World Bank, International Financial Corporation or the MSCI Emerging MarketsSM Index.  The convertible securities in which the International Equity Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.

The International Equity Fund may also invest in depository receipts, including ADRs and GDRs.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

By investing its assets in investments that are tied economically to different countries throughout the world, the International Equity Fund attempts to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas.  The International Equity Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.  Still, the Fund may, from time to time, invest a significant portion of its assets in the securities of companies in one or more countries or regions.  In that case, the International Equity Fund would be subject to the economic and market developments in those countries, such as Japan, or regions, such as Europe or Asia, to a greater extent than if it were invested in a greater number of countries or geographical regions.  The Fund will attempt to focus its investments in companies the sub-advisors believe represent the best value relative to their growth prospects by examining a company’s sustainable growth rate in relation to that of its local market.

Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to equity markets, currencies, interest rates, sectors, and individual issuers.  The derivative instruments that the Fund may normally use include equity index futures and currency forwards and futures.  A derivative is a financial contract with a value derived from changes in the value of one or more underlying assets, reference rates, or indexes.

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ASSETMARK REAL ESTATE SECURITIES FUND

Investment Objectives and Principal Investment Strategies

Investment Objectives
The investment objective of the AssetMark Real Estate Securities Fund is capital appreciation over the long term.  Current income is a secondary objective.  These objectives are fundamental, meaning they cannot be changed without shareholder approval.  The investment strategies described below are non-fundamental, meaning they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its assets in securities of companies in the real estate industry. If the Real Estate Securities Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

The Real Estate Securities Fund invests in U.S. real estate equity securities, which may include shares and units of beneficial interest of REITs and preferred shares and convertible debt securities of real estate companies.  The convertible securities in which the Real Estate Securities Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated.  The Real Estate Securities Fund considers real estate securities to be those issued by companies principally engaged in the real estate business because they derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or because they invest at least 50% of their assets in such real estate.  The Fund generally invests in small-to-medium capitalization companies, because that size is typical for real estate securities.

The types of REITs in which the Real Estate Securities Fund may invest include equity, mortgage and hybrid REITs.  An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income.  An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value.  Equity REITs generally exercise some degree of control over the operational aspect of their real estate investments, lease terms and property maintenance and repair.  A mortgage REIT invests primarily in real estate mortgages that secure construction, development or long-term loans, and derives its income primarily from interest payments on credit it has extended.  Hybrid REITs combine the characteristics of equity and mortgage REITs, generally, by holding both ownership interests and mortgage interests in real estate.  It is anticipated that, under normal circumstances, a majority of the Real Estate Securities Fund’s investments in REITs will consist of securities issued by equity REITs.  The Real Estate Securities Fund will not invest more than 10% of its total assets in mortgage REITs under normal circumstances.

The sub-advisors to the Real Estate Securities Fund select shares of REITs and other real estate securities by analyzing property sectors and individual companies within the selected property sectors.  The sub-advisors evaluate potential investments based on a variety of factors including:

•	Overall investment strategy

•	Strength of company management

•	Fundamental analysis of financial statements

•	Yields

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ASSETMARK TAX-EXEMPT FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax. This objective and the 80% policy outlined below are fundamental, meaning they cannot be changed without shareholder approval.  The other investment strategies described below are not fundamental, meaning they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Tax-Exempt Fixed Income Fund invests at least 80% of its assets in municipal fixed income securities, the interest on which is generally exempt from federal income tax and not subject to the alternative minimum tax (“AMT”).  The Fund primarily invests its assets in municipal securities that are investment grade (i.e., rated within one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  The Fund may, to a lesser extent, invest in lower rated municipal securities.  Any tax-exempt interest income earned by the Tax-Exempt Fixed Income Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax.  Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works.  Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses and make loans for other public institutions and facilities.  Examples of municipal securities include:

•	Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

•	Municipal commercial paper and other short-term notes

•	Construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations

•
Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

•	Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

•	Variable rate securities

•	Municipal bonds and leases

The Tax-Exempt Fixed Income Fund generally invests in intermediate- to long-term municipal securities.  Intermediate-term municipal securities are those securities that generally mature between three and 10 years.  Long-term municipal securities generally mature some time after 10 years.  The average dollar weighted portfolio maturity of the portfolio is expected to be maintained between three and 15 years.  Some of the securities in the Fund’s portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit.  While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in the market value of the security or in the share price of the Fund.  Although the Tax-Exempt Fixed Income Fund is permitted to make taxable investments under the circumstances described under the heading entitled “Temporary Defensive Positions,” the Fund currently does not intend to generate income subject to regular federal income tax.

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ASSETMARK CORE PLUS FIXED INCOME FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Core Plus Fixed Income Fund is to provide current income consistent with low volatility of principal.  This objective is fundamental, meaning that it cannot be changed without shareholder approval.  The Fund will also seek capital appreciation.

Principal Investment Strategies
Under normal market conditions, the Core Plus Fixed Income Fund will invest at least 80% of its assets in fixed income securities.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.  Except as otherwise indicated, the Fund’s investment policies are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust without shareholder approval.

The Core Plus Fixed Income Fund will primarily invest in fixed income securities that are rated investment grade or better (i.e., rated in one of the four highest rating categories by an NRSRO or determined to be of comparable quality by the Fund’s Advisor or sub-advisor if the security is unrated).  In addition, the Core Plus Fixed Income Fund intends to invest a portion of its assets in high-yield debt securities (sometimes called “junk bonds”) and bonds issued by companies headquartered outside of the United States (including emerging markets), or securities that derive more than 50% of their gross revenues outside of the United States or have more than 50% of their assets outside of the United States.  The Core Plus Fixed Income Fund intends to invest in the following types of fixed income securities:

•	U.S. and non-U.S. corporate bonds and debentures

•	Mortgage-backed securities

•	Receipts involving U.S. Treasury obligations and other “stripped securities”

•
Municipal securities of issuers located in all 50 states, the District of Columbia or other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations

•	Obligations issued by supranational entities and foreign loan participants

•	Obligations issued by the U.S. government and foreign governments and their agencies or instrumentalities

•	Asset-backed securities

•	Zero coupon, pay-in-kind or deferred payment securities

•	Securities issued on a when-issued and delayed-delivery basis

•	High-yield debt securities (junk bonds)

•	Custodial receipts

•	Convertible securities

Under normal circumstances, the Advisor and sub-advisors will seek to limit the Fund’s investments in fixed income securities issued by foreign corporations and foreign governments that are denominated in a currency other than the U.S. dollar to 20% of the Fund’s total assets, measured at the time of purchase.  Similarly, under normal circumstances, the Advisor and sub-advisors will seek to limit the Fund’s investments in high-yield debt securities (junk bonds) to 20% of the Fund’s total assets, measured at the time of purchase.  The fixed income securities in which the Fund invests may have maturities of any length.

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Generally, the Fund may use derivatives as a means of hedging risk and to obtain exposure to various markets, interest rates, sectors and individual issuers.  The derivative instruments that the Fund may normally use include fixed income futures, forwards, options, swaps, and other similar instruments.  A derivative is a financial contract with a value derived from changes in the value of one or more underlying assets, reference rates, or indexes.

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ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Enhanced Fundamental Index® Large Company Growth Fund is capital appreciation over the long term.  The Fund’s investment objective may be changed without shareholder approval (although the Fund will provide advance notice to shareholders before any such change takes effect).  There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies
The AssetMark Enhanced Fundamental Index® Large Company Growth Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 1000 Index.

The Fund invests in those securities that represent approximately 50% of the fundamental weighting of the Enhanced RAFI® 1000 Index.  The securities selected are those that Research Affiliates determines have the greatest forecasted growth prospects, based on objective market factors.  To evaluate growth prospects, all of the securities in the enhanced RAFI® 1000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically hold between 400 and 600 stocks.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of large companies.  The Fund considers “large companies” to be companies that are contained in the RAFI® 1000 Index.  The RAFI® 1000 Index consists of the 1,000 largest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

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ASSETMARK ENHANCED FUNDAMENTAL INDEX® LARGE COMPANY VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Enhanced Fundamental Index® Large Company Value Fund is capital appreciation over the long term.  The Fund’s investment objective may be changed without shareholder approval (although the Fund will provide advance notice to shareholders before any such change takes effect).  There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies
The AssetMark Enhanced Fundamental Index® Large Company Value Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 1000 Index.

The Fund invests in those securities that represent approximately 50% of the fundamental weighting of the Enhanced RAFI® 1000 Index.  The securities selected are those that Research Affiliates determines have the greatest value characteristics as reflected by objective market factors.  To evaluate value characteristics, all of the securities in the Enhanced RAFI® 1000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically hold between 400 and 600 stocks. The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of large companies. The Fund considers “large companies” to be companies that are contained in the RAFI® 1000 Index.  The RAFI® 1000 Index consists of the 1,000 largest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

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ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY GROWTH FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Enhanced Fundamental Index® Small Company Growth Fund is capital appreciation over the long term.  The Fund’s investment objective may be changed without shareholder approval (although the Fund will provide advance notice to shareholders before any such change takes effect).  There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies
The AssetMark Enhanced Fundamental Index® Small Company Growth Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 2000 Index.

The Fund invests in securities that represent approximately 50% of the fundamental weighting of an enhanced version of the RAFI® 2000 Index.  The securities selected are those that Research Affiliates determines are a representative sampling of the securities that have the greatest forecasted growth prospects, based on objective market factors.  To evaluate growth characteristics, all of the securities in the Enhanced RAFI® 2000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of small companies.  The Fund considers “small companies” to be companies that are contained in the RAFI® 2000 Index.  The RAFI® 2000 Index consists of the 2,000 smallest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

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ASSETMARK ENHANCED FUNDAMENTAL INDEX® SMALL COMPANY VALUE FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Enhanced Fundamental Index® Small Company Value Fund is capital appreciation over the long term.  The Fund’s investment objective may be changed without shareholder approval (although the Fund will provide advance notice to shareholders before any such change takes effect).  There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies
The AssetMark Enhanced Fundamental Index® Small Company Value Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The Fund seeks to achieve its objective by investing substantially all of its assets in securities within an enhanced version of the RAFI® 2000 Index.

The Fund invests in securities that represent approximately 50% of the fundamental weighting of an enhanced version of the RAFI® 2000 Index.  The securities selected are those that Research Affiliates believes are a representative sampling of the securities that have the greatest value characteristics, as reflected by objective market factors.  To evaluate value characteristics, all of the securities in the Enhanced RAFI® 2000 Index are ranked according to a combination of the following four ratios: (i) price-to-book; (ii) price-to-earnings; (iii) price-to-sales; and (iv) price-to-free cash flow.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

Under normal market conditions, the Fund invests at least 80% of its assets in the securities of small companies.  The Fund considers “small companies” to be companies that are contained in the RAFI® 2000 Index.  The RAFI® 2000 Index consists of the 2,000 smallest companies in the RAFI® 3000 Index, as ranked using Research Affiliates’ Fundamental Index® methodology.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

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ASSETMARK ENHANCED FUNDAMENTAL INDEX® INTERNATIONAL EQUITY FUND

Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Enhanced Fundamental Index® International Equity Fund is to provide capital appreciation over the long term.  The Fund’s investment objective may be changed without shareholder approval (although the Fund will provide advance notice to shareholders before any such change takes effect).  There can be no guarantee that the Fund will achieve its investment objective.

Principal Investment Strategies
The AssetMark Enhanced Fundamental Index® International Equity Fund is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to investing.  The RAFI® approach is a patented process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.

The Fund seeks to achieve its objective by investing substantially all of its assets in the same securities (at the same relative weights) that make up the Enhanced RAFI® International Equity Index.  The Enhanced RAFI® International Equity Index consists of the common stocks of the largest 1,000 publicly traded companies, as determined using the RAFI® approach, in the developed markets outside of North America (these markets include Europe, Australasia and the Far East).  The Fund also is expected to invest a portion of its assets in the emerging markets securities within the Enhanced RAFI® Emerging Markets Index (in approximately the same relative percentage of developed versus emerging markets as represented in those indexes).  However, the Fund will not invest in emerging markets securities until such time as the Fund’s assets grow to the point that the Advisor believes that investment in emerging markets securities can be effectively accomplished.

The Fund invests primarily in common stock.  Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The Fund may also invest in depositary receipts, including ADRs and GDRs.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.  The Fund will typically invest net cash inflows in stock index futures over the short term until the Fund can invest its assets in common stock in a cost-effective manner.

In order to gain exposure to certain markets, the Fund may invest a portion of its assets in shares issued by Exchange-Traded Funds (“ETFs”).  The Fund’s investments in ETFs are subject to certain limitations and may involve certain additional expenses, as discussed in the section of this Prospectus entitled “Investments in Other Investment Companies and Exchange-Traded Funds.”

A significant portion of the equity securities that make up the RAFI® International Equity Index may be issued by companies in the most developed foreign markets.  For example, depending upon conditions and economic development, companies in Japan and the United Kingdom may make up 50% or more of the RAFI® International Equity Index.  In that case, the Fund would be subject to the economic and market developments in those countries or regions to a greater extent than if it remained invested in a greater number of countries or geographical regions.  The International Equity Fund does not intend to hedge against currency risk.

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities.  If the Fund changes this investment strategy, it will notify shareholders at least 60 days in advance of the change.

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OTHER INVESTMENTS

Stock Index Futures.  Each Fund except the Core Plus Fixed Income Fund and the Tax-Exempt Fixed Income Fund may use stock index futures contracts as part of their effort to remain substantially fully invested and to gain exposure to relevant equity markets. Each Enhanced Fundamental Index® Fund will typically engage in stock index futures to gain exposure on net cash inflows over the short term until the Fund can invest its assets in common stock in a cost effective manner in accordance with its principal investment strategies.  Stock index futures purchased by an Enhanced Fundamental Index® Fund will not directly track the performance of the Fund’s corresponding Fundamental Index®. The other equity Funds will engage in stock index futures to gain exposure on such cash balances as must be maintained for investment purposes and/or to meet redemption requests.

Currency Derivatives. The Core Plus Fixed Income Fund and the International Equity Fund may use currency forwards, currency futures and currency option contracts as part of their effort to manage the foreign currency risk exposure of non-dollar-denominated assets held in the Funds.  The degree to which currency derivatives are used in the Funds will be directly related to the levels of non-dollar asset exposure in the Funds, and to the types of foreign currency exposures experienced, which may vary significantly over time.

Fixed Income and Money Market Derivatives. The Core Plus Fixed Income Fund may engage in the forward-settled purchase and sale of fixed income instruments.  The Fund may also use fixed income futures, such as US Treasury futures, and options on fixed income instruments.  The Fund may use money market futures, such as those on US Treasury bills or Eurodollar indices, and options on money market instruments.  The Fund may also engage in US dollar-denominated swap contracts in which a fixed rate of interest is exchanged for a floating rate of interest, or vice versa.  The degree to which fixed income and money market derivatives are used in the Fund will depend on the need for hedging and the availability of various investment opportunities.

Cash and Short-Term Investments.  Each Fund may from time to time have a portion of its assets invested in money market mutual funds, cash and short-term, high-quality money market investments.  The Funds may invest in money market investments while waiting to invest cash received from purchases of Fund shares, the sale of portfolio securities or other sources.  Money market investments purchased by a Fund will be rated in one of the four highest ratings categories by an NRSRO.  Under normal market conditions, each Fund may hold cash or money market securities such as money market mutual funds, commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. government securities (such as U.S. Treasury obligations) and repurchase agreements.

Investments in Other Investment Companies and Exchange-Traded Funds.  Each Fund may invest in other investment companies (including business development companies), ETFs and similarly structured pooled investments for the purpose of gaining exposure to certain markets while maintaining liquidity.  A Fund’s investments in shares of other investment companies (including certain ETFs) are limited by the federal securities laws and regulations governing mutual funds.  The Fund’s investments in securities of other investment companies, including ETFs, may result in the duplication of certain fees and expenses.

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MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT
Mutual funds, using professional investment managers, invest shareholders’ money in securities.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money.

The alphabetized table below, and the descriptions that follow, describe the principal risks of investing in the Funds.  These risks could adversely affect the net asset value and total return of a Fund and your investment.

Actively Managed Funds
• Applicable — Not Applicable	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund	Real Estate Securities Fund	Tax-Exempt Fixed Income Fund	Core Plus Fixed Income Fund
Credit Risks	—	—	—	—	—	—	•	•

Derivatives Risks	—	—	—	—	•	—	—	•

Emerging Markets Risks	—	—	—	—	•	—	—	•

Foreign Securities Risks	•	•	•	•	•	—	—	•

High-Yield Debt Securities Risks	—	—	—	—	—	—	•	•

Interest Rate Risks	—	—	—	—	—	•	•	•

Lending Portfolio Securities Risks	•	•	•	•	•	•	—	•

Liquidity Risks	—	—	•	•	•	•	•	•

Manager Risks	•	•	•	•	•	•	•	•

Maturity Risks	—	—	—	—	—	—	•	•

Mortgage- and Asset-Backed Securities Risks	—	—	—	—	—	—	—	•

Municipal Securities Risks	—	—	—	—	—	—	•	•

Non-Diversification Risks	—	—	—	—	—	•	—	—

Real Estate Industry Concentration Risks	—	—	—	—	—	•	—	—

Real Estate Investment Trust Risks	—	•	—	•	—	•	—	—

Sector Focus Risks	•	•	•	•	•	•	—	—

Small and Medium Company Risks	—	—	•	•	•	•	—	—

Stock Market Risks	•	•	•	•	•	•	—	—

Tax Risks	—	—	—	—	—	—	•	—

U.S. Government Agency Obligations Risks	—	—	—	—	—	—	—	•

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Enhanced Fundamental Index® Funds
• Applicable — Not Applicable	Enhanced Fundamental Index® Large Company Growth Fund	Enhanced Fundamental Index® Large Company Value Fund	Enhanced Fundamental Index® Small Company Growth Fund	Enhanced Fundamental Index® Small Company Value Fund	Enhanced Fundamental Index® International Equity Fund
Derivatives Risks	•	•	•	•	•

Emerging Markets Risks	—	—	—	—	•

Foreign Securities Risks	—	—	—	—	•

Fundamental Indexing Risks	•	•	•	•	•

Liquidity Risks	—	—	•	•	•

Manager Risks	•	•	•	•	•

Small Company Risks	—	—	•	•	•

Stock Market Risks	•	•	•	•	•

•
Credit Risks: Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.  This would reduce the income available for distribution to shareholders as well as the value of a Fund’s shares.

•
Derivatives Risks:  A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure.  The types of derivatives that might be used within the Funds may include futures and forward contracts, options, swaps and other similar instruments.  The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Funds’ manager.  Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  The Funds may use derivatives for risk management and investment purposes, in a manner that may be different for each Fund, as noted below.

All of the Funds except for the Core Plus Fixed Income Fund and the Tax Exempt Fixed Income Fund may use stock index futures for the purpose of gaining full exposure to the Funds’ benchmark.  In general, the use of stock index futures for this purpose does not significantly increase the Funds’ risk and does not lead to leverage within the Funds.

The Core Plus Fixed Income Fund and the International Equity fund may engage in currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets.  In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Funds, albeit at a cost that may lower overall performance.  In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.  The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract.  In general the use of currency derivatives for hedging purposes will not lead to leverage within the Funds.

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The Core Plus Fixed Income Fund may engage in money market and fixed income derivatives contracts including futures, forwards, options and swaps, for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities.  In general, the use of money market and fixed income derivatives may increase the risk within the Core Plus Fixed Income Fund.  The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract.  The investment results achieved by the use of money market and fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives.  Derivatives may also create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives.  The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives.  A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

•
Emerging Markets Risks:  In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

•
Foreign Securities Risks:  The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

•
Fundamental Index® Methods Risks:  Each Enhanced Fundamental Index® Fund is subject to certain risks related to the strategy of investing in the securities of the corresponding Fundamental Index®.  While the Advisor and Research Affiliates believe that the use of fundamental economic measurements (rather than market capitalization) in the construction and weighting of indexes will provide a more meaningful way to determine the size of a company when constructing a company size-based securities index, there can be no assurance that a Fundamental Index® or an Enhanced Fundamental Index® Fund will outperform a more traditional capitalization-weighted index or funds that seek to track such an index.

Also, there is the risk that each Enhanced Fundamental Index® Fund’s return may not match or achieve a high degree of correlation with the return of its corresponding Fundamental Index® for a number of reasons.  For example, a Fund incurs a number of operating expenses not applicable to the index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index.  Each Enhanced Fundamental Index® Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.  To the extent that an Enhanced Fundamental Index® Fund utilizes futures or other derivatives, its return may not correlate as well with the return on the index, as would be the case if the Fund purchased all of the stocks in the index.  As index funds, the Enhanced Fundamental Index® Funds are not “actively managed.”  Therefore, an Enhanced Fundamental Index® Fund does not buy or sell a stock based on a portfolio manager’s judgment regarding the advisability of investing in the stock or sell a stock because the company is in financial trouble.  Instead, the Enhanced Fundamental Index® Funds generally buy and hold the securities that are in the index.

•
High-Yield Debt Securities Risks:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal.  Junk bonds are subject to greater credit risk than higher grade securities and have a higher risk of default.  Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities.  Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

•
Interest Rate Risks:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Tax-Exempt Fixed Income Fund’s or the Core Plus Fixed Income Fund’s investments decreases, investors in those Funds may lose money.

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•
Lending Portfolio Securities Risks:  To generate additional income, each Fund may lend its portfolio securities to financial institutions that are believed to be creditworthy.  Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  Securities lending involves two primary risks: “investment risk” and “borrower default risk.”  Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower.  Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

•
Liquidity Risks:  The securities of many smaller companies may have less “float” (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.  This may cause a Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund’s ability to achieve its objectives.

•
Manager Risks:  Manager risks are the risks that the Advisor will do a poor job of monitoring or allocating assets to the sub-advisors, and the risks that one of the sub-advisors will do a poor job of selecting securities or implementing a strategy, and thus fail to meet a Fund’s investment objectives.  As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

•
Maturity Risks:  The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate- to long-term maturities.  The Core Plus Fixed Income Fund may invest in fixed income securities with a range of maturities.  Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.

•
Mortgage- and Asset-Backed Securities Risks:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, a Fund holding such security may have to replace the security by investing the proceeds in a less attractive security.  This may reduce such Fund’s share price and its income distributions.

•
Municipal Securities Risks:  The ability of the Tax-Exempt Fixed Income Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Tax-Exempt Fixed Income Fund invests could negatively impact the Fund.  The Core Plus Fixed Income Fund has the ability to purchase municipal securities, and therefore also may encounter the risks associated with municipal securities.

•
Non-Diversification Risks:  The Real Estate Securities Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company.  This may make the value of the Real Estate Securities Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Real Estate Securities Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•
Real Estate Industry Concentration Risks:  The Real Estate Securities Fund concentrates its investments in the real estate industry.  Concentration in the real estate industry will subject the Fund to risks in addition to those that apply to the general equity markets.  Economic, legislative or regulatory developments may occur that significantly affect the entire real estate industry and thus, may subject the Real Estate Securities Fund to greater market fluctuations than a fund that does not concentrate in a particular industry.  In addition, the Real Estate Securities Fund will generally be subject to risks associated with direct ownership of real estate.  These risks include decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.  Because of the Real Estate Securities Fund’s strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in a single industry.

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•
Real Estate Investment Trust Risks:  Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns.  An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders.  Accordingly, mortgage REITs may be affected by the quality of any credit extended.  The Real Estate Securities Fund, Large Cap Value Fund and Small/Mid Cap Value Fund attempt to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

•
Sector Focus Risks:  To the extent that a Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than a fund that invests in a wide variety of market sectors would.  The following describes the risks associated with the various sectors in which some of the Funds may focus:

•
Large Cap Growth Fund and Small/Mid Cap Growth Fund:  The Large Cap Growth Fund and the Small/Mid Cap Growth Fund may focus their investments in market sectors such as technology or health care.  A portion of the Large Cap Growth Fund may also be focused on the consumer discretionary sector. Companies in the technology sector are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty in obtaining financing for necessary research and development or expansion.  Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are also subject to risks related to legislative and regulatory action, which may affect the profitability of companies in that sector.

•
Large Cap Value Fund and Small/Mid Cap Value Fund:  The Large Cap Value Fund and the Small/Mid Cap Value Fund may focus their investments in the financial services or basic industries sectors.  The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector.  Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

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•
International Equity Fund:  The International Equity Fund may focus its investments in one or more sectors, such as telecommunications, technology, consumer goods, financial services or basic industries.  Companies in the technology sector are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.  Companies in the telecommunications sector are subject to many of the same risks as companies in the technology sector, and are also subject to the risk that changes in federal or state regulation relating to rates of return and services in the telecommunications sector could adversely affect the profitability of these companies.  The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector.  Companies in the basic industries and consumer goods sectors are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

•
Real Estate Securities Fund:  The Real Estate Securities Fund focuses its investments in the real estate industry and therefore is subject to the special risks associated with that industry as described above.

•
Small and Medium Company Risks:  A Fund that invests primarily in the equity securities of small or medium companies is subject to certain risks.  Small and medium companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund’s assets.

•
Stock Market Risks:  Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

•
Tax Risks:  The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

•
U.S. Government Agency Obligations Risks:  Government agency obligations have different levels of credit support and therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, the Federal National Mortgage Association (‘‘FNMA" or "Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’ or "Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. government has recently provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.

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TEMPORARY DEFENSIVE POSITIONS
Each Actively Managed Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  A Fund may not achieve its investment objectives to the extent that it engages in such a temporary defensive strategy.

PORTFOLIO TURNOVER
Generally, the Funds will not invest for short-term trading purposes.  A Fund’s annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Funds, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Funds.  A higher turnover rate also could result in more realization of taxable capital gains within the Funds, which would increase taxes payable by shareholders.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates.

The Funds cannot accurately predict future annual portfolio turnover rates.  Each Fund’s portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.  A Fund may experience an increase in its portfolio turnover rate when the Fund’s portfolio is modified in connection with a change in the Fund’s sub-advisor.

FUNDAMENTAL INDEX® CHANGES
Index Reconstitution.  Each Enhanced Fundamental Index® Fund’s portfolio is managed in accordance with a portion of an enhanced version of a standard RAFI® Fundamental Index.  Each standard RAFI® Fundamental Index is reconstituted on an annual basis by Research Affiliates.

Index Maintenance.  Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action’s effective date.  Such changes do not require an adjustment and are processed automatically.  For changes in a company’s shares outstanding due to a merger, acquisition or spin-off, an adjustment to the index will be made effective after the close on the effective date of the corporate action.

Dividend Payments.  For purposes of calculation of the value of each index, dividend payments will be reinvested in the index on the ex-date.

Mergers.  In the event of a merger between two companies included in an index, the common shares of the surviving issuer will continue to be represented in the index.  In the event of a merger between a company in an index and a company not in that particular index, the common shares of the surviving issuer will continue to be represented in the index until further evaluation on the reconstitution date.

Acquisitions. A company will be dropped from an index in the case of its acquisition.  The next company of appropriate size that is not currently included in the index, as identified at the reconstitution, will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension.  In the event of a bankruptcy, a company will be removed from an index effective after the close on the date of the filing.  In the event that trading in a company included in an index is suspended, Research Affiliates shall decide whether the company will be removed from the index as soon as applicable.  For purposes of minimizing the impact to the index, the company will be removed at the value at which it last traded.  The next company of appropriate size that is not currently included in the index, as identified at the reconstitution, will replace the company that was removed.

DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds disclose their portfolio holdings semi-annually in shareholder reports and in quarterly SEC filings.  The Funds also post their respective portfolio holdings on their website at www.GenworthWealth.com 30 days after the end of each month.  A further description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at (888) 278-5809.

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MANAGEMENT OF THE FUNDS
Investment Advisor
Genworth Financial Wealth Management, Inc., 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967, serves as the investment advisor to each of the Funds under an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).  GFWM is registered as an investment advisor with the SEC.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company. Genworth, headquartered in Richmond, Virginia, is an insurance company in the United States with a global presence, with operations in more than 25 countries. Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”): (i) sets the Fund’s overall investment strategies; (ii) evaluates, selects and recommends sub-advisors to manage all or part of a Fund’s assets; (iii) when appropriate, allocates and reallocates a Fund’s assets among sub-advisors; (iv) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies and restrictions of the Fund; and (v) implements procedures to ensure that the sub-advisors comply with the Fund’s investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) to oversee the sub-advisors and recommends their hiring, termination and replacement.  Zoё Brunson and Michael Abelson of GFWM are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the sub-advisors’ management of the Funds.

For the most recent fiscal year ended March 31, 2010, the Advisor received an annual fee from each Fund for its services according to the following table:

Fund	Advisory Fee (as a percentage of average daily net assets)
Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
Enhanced Fundamental Index® Large Company Growth Fund	0.75%
Enhanced Fundamental Index® Large Company Value Fund	0.75%
Enhanced Fundamental Index® Small Company Growth Fund	0.75%
Enhanced Fundamental Index® Small Company Value Fund	0.75%
Enhanced Fundamental Index® International Equity Fund	N/A

The Trust and Advisor have entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase.  Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee monthly on aggregate average assets of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund, Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund in excess of $2.5 billion to pass on certain savings in the underlying sub-advisory fee arrangements.

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Finally, the Advisor has entered into an Expense Waiver and Reimbursement Agreement in which it has agreed to waive fees and/or pay Fund expenses to the extent necessary to keep each of the Fund’s expenses from exceeding a stated maximum percentage (“cap”) for the period ending on July 31, 2011 for the Funds.  Under the Expense Waiver and Reimbursement Agreement, the Advisor may recapture waived fees and expenses it pays for a three-year period under specified conditions.  The expense cap for each Fund (net of securities lending credit) is as follows:

Fund	Expense Cap
Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Enhanced Fundamental Index® Large Company Growth Fund	1.22%
Enhanced Fundamental Index® Large Company Value Fund	1.22%
Enhanced Fundamental Index® Small Company Growth Fund	1.22%
Enhanced Fundamental Index® Small Company Value Fund	1.22%
Enhanced Fundamental Index® International Equity Fund	1.35%

The Advisor’s primary business is to operate the Genworth Financial Wealth Management, Inc. investment platform (the “GFWM Platform”), a managed account platform that is used by financial advisors, such as investment advisors and broker-dealers, to deliver financial planning, investment advisory and asset allocation services to their clients.  Through the GFWM Platform, investors can invest in, among other things, a variety of asset allocation models using open-end mutual funds and other investment vehicles.  The AssetMark Funds are included among the many investment products made available through the GFWM Platform.  Through the platform, GFWM provides investment consulting and administrative services to financial advisors and administered in excess of $16 billion in investor assets as of June 30, 2010, including mutual funds, variable annuities, ETFs and privately managed accounts.

GFWM invests a portion of its revenues from operating the GFWM Platform back into the program in the form of allowances to certain participating financial advisors that utilize the platform.  Under its Gold Premier Consultant Program, financial advisors are entitled to receive a quarterly business development allowance for reimbursement for qualified marketing/practice management expenses incurred by the individual financial advisor.  These amounts range from $5,000 to $105,000 annually, depending on the amount of the individual financial advisor’s client assets managed within the GFWM Platform.  Similarly, GFWM provides opportunities for broker-dealer firms participating in the GFWM Platform to receive fee reductions and/or allowances in amounts ranging from 0.02% to 0.07% of the amount of client assets invested through the GFWM Platform.  GFWM also sponsors annual conferences for its participating financial advisors designed to facilitate and promote the success of the GFWM Platform and its participating financial advisors.  AssetMark Funds sub-advisors, many of which also provide separate account management services through the GFWM Platform, are provided with opportunities to economically sponsor portions of the annual advisor conference.  GFWM also bears the cost of airfare for certain financial advisor clients to attend GFWM’s annual conference or to conduct due diligence visits to GFWM’s offices.  In addition, GFWM may, from time to time, support its clients by sponsoring conferences or other client events conducted by financial advisors.

The Advisor has entered into a sub-advisory agreement with each sub-advisor and compensates each sub-advisor out of the investment advisory fees it receives from the applicable Fund.  The Advisor may, from time to time, engage one or more consultants to provide research, including statistical information and economic data that the Advisor uses when (i) selecting sub-advisors for the Funds and allocating a Fund’s assets among sub-advisors; (ii) monitoring the ongoing performance and operations of the sub-advisors; and (iii) making recommendations to the Board of Trustees about hiring and changing sub-advisors.  The Advisor pays any such consultant fees from its own resources.

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Each sub-advisor makes investment decisions for the assets it has been allocated to manage.  The Advisor oversees the sub-advisors for compliance with each Fund’s investment policies and guidelines, and monitors each sub-advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities and oversees the hiring and termination of sub-advisors recommended by the Advisor.  The SEC has issued an exemptive order (the “Exemptive Order”) that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change.  The Exemptive Order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and each sub-advisory agreement, other than the sub-advisory agreement between the Advisor and Advisory Research, Inc. on behalf of the Small/Mid Cap Value Fund, is available in the Funds’ semi-annual report to shareholders for the period ended September 30, 2009.  A discussion regarding the basis for the Board’s approval of the sub-advisory agreement between the Advisor and Advisory Research, Inc., on behalf of the Small/Mid Cap Value Fund, is available in the Funds’ annual report to shareholders for the fiscal year ended March 31, 2010.

Sub-Advisors and Portfolio Managers
The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

Large Cap Growth Fund:
Rainier Investment Management, Inc. (“Rainier”), 601 Union Street, Suite 2801, Seattle, Washington 98101, is a sub-advisor for the Large Cap Growth Fund.  Rainier is an independent, employee-owned investment advisory firm. As of June 30, 2010, Rainier had approximately $15.9 billion in assets under management. The following individuals are primarily responsible for the day-to-day management of Rainier’s allocated portion of the Large Cap Growth Fund’s portfolio:

•	James R. Margard, CFA
Chief Investment Officer, Director of Equity Management & Principal
Mr. Margard has over 29 years of investment management experience and has been with Rainier since 1985.  Prior to joining Rainier, Mr. Margard served as a senior analyst and portfolio manager at Value Line, Inc. (New York), where he specialized in small-capitalization stocks.  Mr. Margard earned an MBA in Finance from the University of New Mexico and a Master of Arts from New York University.  Mr. Margard is a member of the CFA Institute.

•	Mark W. Broughton, CFA
Senior Equity Portfolio Manager & Principal
Mr. Broughton has over 24 years of investment management experience and has been with Rainier since 2002.  Mr. Broughton began his investment career at Drexel, Burnham & Lambert, where he worked in corporate finance.  In 1991, Mr. Broughton joined Provident Investment Counsel, where he served as an equity analyst and associate portfolio manager.  Beginning in 1996, Mr. Broughton was principal, senior portfolio manager and director of research at Badgley, Phelps and Bell.  Prior to joining Rainier, Mr. Broughton was lead portfolio manager at Blackrock Financial Management.  Mr. Broughton received a BS in Finance and Entrepreneurship and an MBA in Finance and International Finance and Economics from the University of Southern California.  Mr. Broughton is a member of the CFA Institute and the Seattle Society of Financial Analysts.

•	Mark H. Dawson, CFA
Senior Equity Portfolio Manager & Principal
Mr. Dawson has over 24 years of investment management experience and has been with Rainier since 1995.  Mr. Dawson began his investment career with Brown Brothers Harriman & Co. where he managed equity and balanced portfolios for foreign clients.  In 1991, Mr. Dawson joined Badgley, Phelps and Bell, where he served as a portfolio manager and director of research.  Mr. Dawson received a BA in History from the University of Washington and a Master of Arts in International Relations from The Fletcher School at Tufts University.  Mr. Dawson is a member of the CFA Institute.

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•	Peter M. Musser, CFA
Senior Equity Portfolio Manager & Principal
Mr. Musser has over 31 years of investment management experience and has been with Rainier since 1994.  Prior to joining Rainier, Mr. Musser was a general partner and senior vice president at Cable, Howse & Ragen.  Mr. Musser received a BA in Economics from Lawrence University in Wisconsin. Mr. Musser is a member and past president of the Seattle Society of Financial Analysts, and a member of the CFA Institute and the International Foundation of Employee Benefit Plans.

•	Daniel M. Brewer, CFA
Senior Equity Portfolio Manager & Principal
Mr. Brewer has over 23 years of investment management experience and has been with Rainier since 2000.  Mr. Brewer began his career in 1987 as a financial analyst and securities trader for WCM Investment Management.  Beginning in 1992, Mr. Brewer served as a portfolio manager and equity analyst at Wells Fargo Asset Management.  Prior to joining Rainier, Mr. Brewer was a portfolio manager and equity analyst at Laird Norton Trust Co.  Mr. Brewer earned a BA in Finance from California State University, Fullerton, with graduate studies at the University of Washington School of Business.  Mr. Brewer is a member of the CFA Institute and the Seattle Society of Financial Analysts.

Atlanta Capital Management Company, LLC (“Atlanta”), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, Georgia 30309, sub-advisor for the Large Cap Growth Fund, is a majority-owned subsidiary of Eaton Vance Acquisitions, a wholly owned subsidiary of Eaton Vance Corp. Atlanta is based in Atlanta, Georgia and manages equity and fixed income investments with a primary focus on separate account management for institutional clients with approximately $7.9 billion in assets under management as of June 30, 2010.  Atlanta believes attractive investment returns are produced by investing in a diversified portfolio of high quality companies capable of sustaining superior rates of earnings growth.  Atlanta manages its allocated portion of the Large Cap Growth Fund’s assets on a team basis.  The team consists of the following individuals:

•	William R. Hackney, III, CFA
Managing Partner
Mr. Hackney has primary responsibilities in equity portfolio management and serves as a member of the Management and Investment Policy Committees. Mr. Hackney joined Atlanta in 1995.  Prior to joining Atlanta, he was Senior Vice President and Chief Investment Officer of First Union Corporation’s Capital Management Group in Charlotte, North Carolina.  In this capacity, he supervised the investment management of over $20 billion in institutional and individual assets.  Mr. Hackney is a graduate of the University of North Carolina at Chapel Hill and holds an MBA degree from The Citadel in Charleston, South Carolina.  He served as a U.S. Marine Corps officer during the Vietnam era and retired with the rank of Colonel in the U.S. Marine Corps Reserve.

•	Paul J. Marshall, CFA
Vice President and Principal
Mr. Marshall serves as Director of Research and is a member of the large cap portfolio management team.  Prior to joining Atlanta in 2000, Mr. Marshall was a portfolio manager with Bank of America Capital Management and was responsible for co-managing the Nations Capital Growth Fund.  He has also served as a portfolio manager for the Nations Value Fund and as an energy analyst supporting value, growth, balanced and equity income portfolios.  Mr. Marshall is a graduate of Vanderbilt University where he earned a Bachelor of Science degree in Economics.  Additionally, he obtained his MBA from the University of Notre Dame and has served as an officer in the United States Army.

•	Richard B. England, CFA
Managing Director — Equities and Principal
Mr. England serves as a member of the Management and Investment Policy Committees and as portfolio manager for large cap growth equity portfolios. Prior to joining Atlanta in 2004, Mr. England was with Putnam Investments in Boston, where he was Senior Portfolio Manager on the core growth equity team.  Previously, he was with Aetna Equity Investors.  Mr. England is a graduate of the University of Florida, where he earned his Bachelor of Science degree.  He received an MBA degree from the Wharton School, University of Pennsylvania.

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Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as a sub-advisor to the Large Cap Growth Fund and is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of June 30, 2010, Wellington Management had investment management authority with respect to approximately $544 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).  The following individuals are primarily responsible for the day-to-day management of Wellington Management’s allocated portion of the Large Cap Growth Fund’s portfolio:

•	Mammen Chally, CFA
Vice President and Equity Portfolio Manager
Mr. Chally has served as portfolio manager for the portion of the Large Cap Growth Fund managed by Wellington Management since 2006. Mr. Chally joined Wellington Management as an investment professional in 1994.

Large Cap Value Fund:

Diamond Hill Capital Management, Inc. (“Diamond Hill”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, is a sub-advisor for the Large Cap Value Fund.  Diamond Hill is registered as an investment advisor with the SEC and is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly-traded holding company. As of June 30, 2010, Diamond Hill had approximately $6.5 billion in assets under management. The following individuals are primarily responsible for the day-to-day management of Diamond Hill’s allocated portion of the Large Cap Value Fund’s portfolio:

•	Charles S. Bath, CFA
Managing Director of Equities and Portfolio Manager
Mr. Bath has been with Diamond Hill since 2002 and currently serves as the Managing Director of Equities. Mr. Bath began his investment career in 1982 with Nationwide Insurance.  Prior to joining Diamond Hill, Mr. Bath was a Senior Portfolio Manager for Gartmore Global Investments, where he managed the Gartmore Total Return Fund.  Mr. Bath has a Bachelor of Science degree in Accounting from Miami University and an MBA from The Ohio State University.

•	William C. Dierker, CFA
Assistant Portfolio Manager
Mr. Dierker has been with Diamond Hill since 2006 and currently serves as a portfolio manager and analyst.  Prior to joining Diamond Hill, Mr. Dierker served as a senior portfolio manager for Federated Investors and as a portfolio manager and Value Team Leader for Banc One Investment Advisors Corporation. Mr. Dierker was a portfolio manager for Nationwide Insurance from 1997 to 2003 and the Chief Investment Officer for Ohio Casualty Group from 1984 to 1997.  Mr. Dierker has a Bachelor of Science in Accounting from Xavier University and completed The Executive Program at the University of Michigan.

Davis Selected Advisers, L.P. (“Davis”), 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85756, is an independent money management firm that specializes in large cap value equities, catering to institutional and individual clients worldwide and serves as a sub-advisor to the Large Cap Value Fund.  With approximately $64 billion under management as of June 30, 2010, Davis conducts extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.  Davis’s goal is to invest in companies for the long term.  This value-oriented approach used by Davis to manage its allocated portion of the Large Cap Value Fund’s assets has been honed over 60 years and three generations of portfolio management.  Davis manages its allocated portion of the Large Cap Value Fund’s portfolio on a team basis.  The team consists of the following individuals:

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•	Christopher C. Davis
Portfolio Manager
Mr. Davis has over 21 years experience in investment management and securities research.  Mr. Davis joined Davis in 1989 after working as a securities analyst, and now directs the portfolio management of Davis’ large cap equity portfolios along with Kenneth C. Feinberg.  He has functioned in the role of portfolio manager during the past five years.  He received his MA degree from the University of St. Andrews in Scotland.

•	Kenneth C. Feinberg
Portfolio Manager
Mr. Feinberg is Portfolio Manager for all large cap value equity and financial stock portfolios at Davis.  He joined Davis in 1994.  Previously, he was a Vice President at the Continental Corporation and a capital and business analyst for the General Foods Corporation.  Mr. Feinberg received his MBA degree from Columbia University and his BA degree from Johns Hopkins University.

NFJ Investment Group LLC (“NFJ”), 2100 Ross Avenue, Suite 700, Dallas, Texas 75201, is a sub-advisor for the Large Cap Value Fund. NFJ had approximately $28.9 billion in discretionary and non-discretionary assets under management as of June 30, 2010, and is a wholly-owned subsidiary of Allianz Global Investors Capital, LLC, which is a subsidiary of Allianz Global Investors of America L.P.  NFJ manages its allocated portion of the Large Cap Value Fund’s portfolio on a team basis, led by Thomas W. Oliver as the primary portfolio manager. The team consists of the following individuals:

•	Thomas W. Oliver, CPA
Portfolio Manager
Mr. Oliver has over 14 years of experience in accounting, reporting, financial analysis and portfolio management.  Prior to joining NFJ in 2005, Mr. Oliver was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999. He began his career as an auditor with Deloitte & Touche in 1995. Mr. Oliver received his BBA and MBA degrees from the University of Texas in 1995 and 2005, respectively.

•	Jeffrey S. Partenheimer, CFA, CPA
Managing Director
Mr. Partenheimer has over 25 years experience in financial analysis, portfolio management and large corporate finance. Prior to joining NFJ in 1999, he spent 10 years in commercial banking, eight of those years managing investment portfolios, and four years as a treasury director for DSC Communications in Plano, Texas.  He began his career as a financial analyst with First City Bank of Dallas in 1985.  Mr. Partenheimer received his BBA degree in 1982 from the University of Texas and his MS-Finance degree from Texas Tech University in 1985.

•	Ben J. Fischer, CFA
Managing Director
Mr. Fischer is a founding partner of NFJ. He has over 44 years experience in portfolio management, investment analysis and research.  Prior to founding NFJ in 1989, he was chief investment officer (institutional and fixed income), senior vice president and senior portfolio manager at NationsBank, which he joined in 1971.  Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He received his BA degree in Economics and a JD degree from Oklahoma University, and an MBA from New York University.

•	Paul A. Magnuson
Managing Director
Mr. Magnuson joined NFJ in 1992.  He is a senior research analyst and a portfolio manager with over 24 years experience in equity analysis and portfolio management.  He currently manages NFJ’s small cap value strategy and oversees NFJ investment processes.  Prior to joining NFJ in 1992, Mr. Magnuson was an assistant vice president at NationsBank, which he joined in 1985.  Within the trust investment quantitative services group, he managed structured investment strategies and performed qualitative equity risk analysis on domestic and international portfolios.  Mr. Magnuson received his BBA degree in Finance from the University of Nebraska in 1984.

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Small/Mid Cap Growth Fund:
Allianz Global Investors Capital, LLC (“AGI Capital”), located at 600 West Broadway, San Diego, California 92101, is a registered investment advisory firm and an indirect subsidiary of Allianz AG. AGI Capital (formerly known as Nicholas-Applegate Capital Management) is a sub-advisor to the Small/Mid Cap Growth Fund and had approximately $43.9 billion in assets under management as of June 30, 2010. The following individuals are primarily responsible for the day-to-day management of AGI Capital’s allocated portion of the Small/Mid Cap Growth Fund’s portfolio:

•	Mark P. Roemer
Senior Vice President, Portfolio Manager
Mr. Roemer is a Senior Vice President of AGI Capital since April 2010 and is a member of the Global Systematic Small to Mid Cap Team based in San Diego. Mr. Roemer Joined Nicholas-Applegate Capital Management (a predecessor firm to AGI Capital) in 2001. Before becoming a portfolio manager, Mr. Roemer acted as the Systematic team’s liaison to the client service and sales team. He was previously principal and U.S. equity product manager with Barclays Global Investors (“BGI”). Mr. Roemer was a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London. He earned his master’s degree in finance from the London Business School, as well as an MS from Stanford University in their joint master's program between the College of Engineering and Stanford Business School. He earned his BS from Virginia Tech.

•	Jane Edmondson
Vice President, Portfolio Manager
Ms. Edmondson is a Vice President of AGI Capital since April 2010 and is a member of the Global Systematic Small to Mid Cap team based in San Diego. Ms. Edmondson joined Nicholas-Applegate Capital Management (a predecessor firm to AGI Capital) in 1996. Prior to joining the Systematic team, Ms. Edmondson was an analyst in both the Institutional Marketing and Technology areas within Nicholas-Applegate. Ms. Edmondson has five years prior experience as a financial consultant with Merrill Lynch. Ms. Edmondson earned her BA from the University of California, Irvine and her MBA from San Diego State University.

Copper Rock Capital Partners, LLC (“Copper Rock”), 200 Clarendon Street, 51st Floor, Boston, Massachusetts 02116, is a registered investment advisory firm that was established to provide specialized equity-management for pension and profit-sharing plans, institutional investors, investment limited partnerships and mutual funds. Copper Rock was founded in February 2005 through a strategic alliance with Old Mutual (US) Holdings Inc. (“Old Mutual”). Copper Rock is a sub-advisor to the Small/Mid Cap Growth Fund and had approximately $1.5 billion in assets under management as of June 30, 2010. The following individuals are primarily responsible for the day-to-day management of Copper Rock’s allocated portion of the Small/Mid Cap Growth Fund’s portfolio:

•	Tucker Walsh
Chief Executive Officer, Head of Portfolio Management
Mr. Walsh is a founding partner, Chief Executive Officer and Head of Portfolio Management at Copper Rock.  Prior to joining Copper Rock, Mr. Walsh was a Managing Director and Head of the Small Cap Growth team at State Street Research from 1997 to 2005.  Previously, he was an Equity Analyst at Chilton Investment Company, Equity Analyst at SG Cowen Asset Management and Equity Analyst at Merrill Lynch. Mr. Walsh earned a BA in Economics from Washington and Lee University.  He has over 18 years of investment industry experience.

•	Greg Poulos, CFA
Assistant Portfolio Manager
Mr. Poulos is a founding partner and Assistant Portfolio Manager at Copper Rock. He joined Copper Rock as a Senior Research Analyst.  Prior to joining Copper Rock, Mr. Poulos was a Senior Analyst on the Small Cap Growth Team at State Street Research.  Previously, he was an Equity Analyst at Loomis Sayles.  Mr. Poulos earned a BA at Middlebury College and is a member of the CFA Institute.

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•	David Cavanaugh
Assistant Portfolio Manager
Mr. Cavanaugh is a partner and Assistant Portfolio Manager at Copper Rock.  He joined Copper Rock as a Senior Research Analyst in 2005 and was made Partner in 2006.  Prior to joining Copper Rock, Mr. Cavanaugh was a Senior Analyst on the Small/Mid Cap Growth Team at MFS.  Previously, he was an Equity Analyst at State Street Research.  Mr. Cavanaugh earned at BS in Finance at Boston College and his MBA at the Wharton School of Finance at the University of Pennsylvania.

Small/Mid Cap Value Fund:
Advisory Research, Inc. (“ARI”), 180 N. Stetson Avenue, Suite 5500, Chicago, Illinois 60601, is a sub-advisor for the Small/Mid Cap Value Fund. ARI is a Delaware corporation and an SEC-registered investment advisor, and had approximately $5.2 billion in assets under management as of June 30, 2010.  On March 1, 2010, ARI was acquired by Piper Jaffray Companies, a Minneapolis-based investment bank and investment securities firm. ARI offers a balanced array of investment strategies in both the equity and fixed income asset classes.  ARI manages its allocated portion of the Small/Mid Cap Value Fund’s assets on a team basis.  The team consists of the following individuals:

•	Brien M. O’Brien
CEO, Chairman and Portfolio Manager
Prior to joining ARI, Mr. O’Brien was the founder of Marquette Capital, an investment advisory firm that merged with ARI in 1996. A former vice president at Bear Stearns, Mr. O’Brien began his career with Oppenheimer & Co. He is a member of the Board of Trustees of Boston College, a member of the Board of Trustees of the University of Chicago Medical Center and a member of the Board of Trustees and Chairman of the Endowment Committee of the Westminster School in Simsbury, CT.  Mr. O’Brien graduated with honors from Boston College with a BS in finance and theology.

•	James M. Langer, CFA
Managing Director, Portfolio Manager
Prior to joining ARI, Mr. Langer served as an investment analyst at Marquette Capital for five years.  Mr. Langer’s career in finance began at the Center for Research in Security Prices at the University of Chicago where he worked on several academic research projects.  Mr. Langer holds a BA in economics from the University of Chicago and an MBA from the Kellogg School of Management - Northwestern University.

•	Matthew K. Swaim, CFA, CPA
Managing Director, Portfolio Manager
Prior to joining ARI, Mr. Swaim worked in the assurance and business advisory group at PricewaterhouseCoopers LLP.  While pursuing his master’s degree in business, he worked as an equity analyst with a mutual fund company.  Mr. Swaim holds a BS in accounting and business administration from the University of Kansas and an MBA from the Kelley School of Business - Indiana University.

Integrity Asset Management, LLC (“Integrity”), 401 West Main St., Suite 2100, Louisville, Kentucky 40202, is a sub-advisor for the Small/Mid Cap Value Fund.  Integrity is an independent, employee-owned institutional investment management firm.  As of June 30, 2010, Integrity had approximately $2.5 billion in assets under management.  The following individuals are primarily responsible for the day-to-day management of Integrity’s allocated portion of the Small/Mid Cap Value Fund’s portfolio:

•	Daniel G. Bandi, CFA
Chief Investment Officer, Value Equities & Principal
Mr. Bandi is a CFA charterholder with over 19 years of investment management experience and has served as Chief Investment Officer, Value Equities and as a Principal of Integrity since 2003.  He is a member of Integrity’s Board of Managers and serves as Chief Investment Officer for all of Integrity’s value equity strategies, and is lead portfolio manager for the small/mid cap value equity strategy.  Mr. Bandi graduated from the University of Pittsburgh and earned an MBA from Texas A&M University – Commerce.

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•	Daniel J. DeMonica, CFA
Senior Portfolio Manager and Principal
Mr. DeMonica has served as a Senior Portfolio Manager and Principal of Integrity since 2003.  Mr. DeMonica is a CFA charterholder with over 15 years of investment management experience and is a member of Integrity’s value equity management team, serving as a Senior Portfolio Manager for all value strategies and as lead portfolio manager for the large cap value equity strategy.  He focuses on the healthcare, utilities, telecommunications and consumer services sectors.  Mr. DeMonica graduated from Indiana University – Bloomington, and earned his MBA from Case Western Reserve University.

•	Adam I. Friedman
Senior Portfolio Manager and Principal

Mr. Friedman has served as a Senior Portfolio Manager and Principal of Integrity since 2003.  Mr. Friedman has over 19 years of investment management experience and is a member of Integrity’s value equity management team, serving as a Senior Portfolio Manager for all value strategies and as lead portfolio manager for the mid cap value equity strategy.  Mr. Friedman has sector responsibilities focused on the technology and consumer cyclicals sectors.  After completing his undergraduate studies at the University of Maryland, Mr. Friedman earned his MBA from Case Western Reserve University.

•	William H. McNett, CFA
Senior Portfolio Manager and Principal
Mr. McNett has served as a Senior Portfolio Manager and Principal of Integrity since 2003.  A member of Integrity’s Board of Managers, Mr. McNett is a CFA charterholder with over 27 years of investment management experience.  In addition to serving as Senior Portfolio Manager, he also coordinates Integrity’s client service effort and plays an active role in the management of Integrity.  Mr. McNett is a graduate of Bloomsburg University.

•	J. Bryan Tinsley, CFA
Senior Portfolio Manager and Principal
Mr. Tinsley has served as a Portfolio Manager of Integrity since 2003.  A member of Integrity’s value equity management team, Mr. Tinsley is responsible for research and security selection.  His sector responsibilities include the basic materials, energy and commercial services sectors.  He has over 14 years of portfolio management, research and performance analysis experience.  Mr. Tinsley is a graduate of Transylvania University and earned his MBA from Case Western Reserve University.

International Equity Fund:
Martin Currie Inc. (“Martin Currie”), Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES, is a sub-advisor for the International Equity Fund.  Martin Currie is an independent, employee-owned investment advisory firm. As of June 30, 2010, Martin Currie had approximately $15.6 billion in assets under management. The following individuals are primarily responsible for the day-to-day management of Martin Currie’s allocated portion of the International Equity Fund’s portfolio:

•	James Fairweather
Chief Investment Officer and Head of Global Equities
Mr. Fairweather joined Martin Currie in 1984, and has been a member of Martin Currie’s global equities team since arrival.  Mr. Fairweather was appointed Chief Investment Officer of Martin Currie in 1997, having been Deputy Chief Investment Officer since 1994.  He is responsible for the company’s investment strategy and the management of global products.  Mr. Fairweather is also a board director and a member of the executive management committee at Martin Currie. Mr. Fairweather previously worked on Eurobond sales at Kleinwort Benson and as an institutional sales and economics assistant with Montague Loebl Stanley & Co.

•	Christine Montgomery
Director and Portfolio Manager, International Portfolios
Ms. Montgomery joined Martin Currie in 2009 as a director of the firm’s global team with responsibility for EAFE and ACWI ex US mandates.  She joined Martin Currie from Edinburgh Partners, where she was an investment partner, managing global and international portfolios for institutional clients, mostly in North America. Before that, she was a global-equities fund manager at Franklin Templeton Investments.  Ms. Montgomery began her investment career at Aegon Asset Management (formerly Scottish Equitable). During her 12 years with Aegon Asset Management, her roles included head of equities, head of fixed-income and deputy CIO. Before joining Aegon, she worked in the Department of Accounting at the University of Edinburgh.

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•	David Sheasby
Director and Portfolio Manager, International Portfolios
Mr. Sheasby joined Martin Currie in 2004 as a director of the firm’s global team. He is lead portfolio manager for Martin Currie’s EAFE ADR strategy and supports the managers of its global ex-US portfolios. Before coming to Martin Currie, Mr. Sheasby worked for Aegon Asset Management (formerly Scottish Equitable) for 18 years. From 2002 he was a senior portfolio manager for global equities, developing and directing Aegon’s global strategy. During his time with Aegon, Mr. Sheasby headed its global equity, emerging markets and European teams. He was also a European portfolio manager from 1987 to 1994, having joined the company two years previously.

Mondrian Investment Partners Limited (“Mondrian”), 10 Gresham St., Fifth Floor, London, United Kingdom EC2V 7JD, is a sub-advisor for the International Equity Fund. Mondrian is a limited company organized under the laws of the United Kingdom and currently is controlled by members of its management. As of June 30, 2010, Mondrian had approximately $56.7 billion in assets under management. The following individuals are primarily responsible for the day-to-day management of Mondrian’s allocated portion of the International Equity Fund’s portfolio:

•	Emma R. E. Lewis
Senior Portfolio Manager
Ms. Lewis joined Mondrian in 1995, assuming analytical responsibilities for the Pacific Basin Team. She is currently a Senior Portfolio Manager responsible for managing international equity portfolios at Mondrian.  Prior to joining Mondrian, Ms. Lewis began her investment career at ABN AMRO, and later joined Fuji Investment Management.  She is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology.  Ms. Lewis holds the ASIP designation and is a member of the CFA Institute and the CFA Society of the United Kingdom.

•	Melissa Platt
Portfolio Manager
Ms. Platt joined Mondrian in 2004 and is a Portfolio Manager on the Pacific Team.  She started her investment career as a consultant at KPMG Corporate Finance, and then moved to Fund Source Research, where she served as an investment analyst and a research manager.  Ms. Platt is an Economics and Finance graduate of Massey University, New Zealand.  She is also a CFA Charterholder, a member of the CFA Institute and a member of the CFA Society of the United Kingdom.

Real Estate Securities Fund:
Duff & Phelps Investment Management Co. (“Duff & Phelps”), 200 South Wacker Drive, Suite 500, Chicago, Illinois, 60606, is the sub-advisor to the Real Estate Securities Fund.  Duff & Phelps is a wholly owned subsidiary of Virtus Investment Partners (“Virtus”) located at 100 Pearl Street, 9th Floor, Hartford, Connecticut 06103.  Virtus is a publicly traded company on NASDAQ (“VRTS”).  Duff & Phelps is an SEC-registered investment advisor and had approximately $6.5 billion in assets under management as of June 30, 2010.  Duff & Phelps combines fundamental research provided by its global industry analysts with quantitative valuation techniques in a disciplined framework. The following individuals are primarily responsible for the day-to-day management of Duff & Phelps’ allocated portion of the Real Estate Securities Fund’s portfolio:

•	Geoffrey P. Dybas, CFA
REIT Global Team Head, Senior Portfolio Manager
Mr. Dybas joined Duff & Phelps in 1995 and serves as REIT Global Team Head and Senior Portfolio Manager with primary responsibility for managing the real estate investment securities for investment companies and separate accounts for institutional  investors.  Mr. Dybas earned a bachelor’s degree from Marquette University and an MBA from the Kellogg School of Management, Northwestern University.

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•	Frank J. Haggerty, Jr., CFA
Portfolio Manager and Senior Analyst
Mr. Haggerty joined Duff & Phelps in 2005 and serves as Portfolio Manager and Senior Analyst.  Prior to joining Duff & Phelps, Mr. Haggerty served as a REIT portfolio manager and senior analyst for ABN AMRO Asset Management.  He began his investment career in 1996. Mr. Haggerty earned a bachelor’s degree from Illinois State University and an MBA from the Kellstadt Graduate School of Business, DePaul University.

Tax-Exempt Fixed Income Fund:
Delaware Management Company (“DMC”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund. DMC is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is an SEC-registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.  On January 4, 2010, Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services, acquired Delaware Management Holdings, Inc. and its subsidiaries, including DMC.  As of June 30, 2010, Delaware Investments had approximately $135.6 billion in assets under management. DMC manages both equity and fixed income assets classes for a variety of clients. DMC’s decision-making structure is built around its team-oriented approach, which is focused on the free flow of critical market and security information among the three areas of its Municipal Fixed Income Team: Portfolio Management, Research and Trading. The members of the team are as follows:

•	Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Mr. Baxter is the head of DMC’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the DMC’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Mr. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

•	Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager
Mr. Czepiel is a member of the DMC’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of  DMBT’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Mr. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Nuveen Asset Management (“NAM”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  NAM is located at 333 West Wacker Drive, Chicago, Illinois 60606, and is an SEC-registered investment advisor with approximately $91.3 billion in assets under management as of June 30, 2010.  NAM is a subsidiary of Nuveen Investments, Inc. which is indirectly owned by a holding company formed by equity investors led by Madison Dearborn Partners, LLC (and including Merrill Lynch/Bank of America private equity fund, among other co-investors).  As a result, NAM is generally prohibited from entering into principal transactions with Merrill Lynch and certain of its affiliates, and is subject to other limitations in transacting with Merrill Lynch. NAM does not believe that any such prohibition or limitations will have a materially adverse effect on NAM’s ability to pursue the investment objectives and policies of the Tax-Exempt Fixed Income Fund.  NAM’s portfolio managers and dedicated research analysts follow a research-driven, disciplined investment strategy that seeks to uncover bonds with exceptional relative value and identify those with the potential to provide above-average returns.  The NAM portfolio team consists of the following individuals:

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•	Martin J. Doyle, CFA
Managing Director, Senior Portfolio Manager
Mr. Doyle has been with NAM since 1987.  He chairs the NAM Investment Committee, establishing strategy for the firm’s various investment styles.  Mr. Doyle holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago.  Mr. Doyle earned his bachelor’s degree in economics from the University of Illinois, and he received his MBA in Finance from Loyola University, Chicago.  He is a Chartered Financial Analyst.

•	John V. Miller, CFA
Chief Investment Officer, Managing Director
Mr. Miller joined Nuveen Investments as a credit analyst in 1996, with three prior years of experience in the municipal market with a private account management firm.  He has been responsible for analysis of high yield credits in the utility, solid waste and energy related sectors. Mr. Miller is a Managing Director of Nuveen and currently manages investments for several Nuveen-sponsored investment companies, including the Nuveen High Yield Municipal Bond Fund.  He has a BA in Economics and Political Science from Duke University, an MA in Economics from Northwestern University and an MBA with honors in Finance from the University of Chicago.  Mr. Miller is a Chartered Financial Analyst.

•	Michael J. Sheyker, CFA
Senior Vice President, Portfolio Manager
Mr. Sheyker has been with NAM since 1988.  He joined the portfolio management team in 2004 after serving as a senior research analyst since 2001.  Previously, Mr. Sheyker was an equity analyst and Manager of the Asset Pricing Analysis Group.  Mr. Sheyker holds professional memberships in the CFA Institute and the Investment Analysts Society of Chicago and is a member of the NAM Investment Committee.  He has a BS in Finance from Illinois State University and an MBA with a concentration in finance from Northern Illinois University.  He is a Chartered Financial Analyst.

Core Plus Fixed Income Fund:
Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282, is a sub-advisor to the Core Plus Fixed Income Fund.  GSAM (or its predecessor) has been registered with the SEC as an investment advisor since 1990, and is an affiliate of Goldman, Sachs & Co.  Total GSAM assets under management as of March 31, 2010, were approximately $714 billion (includes assets managed by GSAM and its investment advisory affiliates).  The following team members manage GSAM’s allocated portion of the Core Plus Fixed Income Fund’s portfolio:

•	James B. Clark
Managing Director; Global Head of Portfolio Construction and Risk Management
Mr. Clark is the Global Head of Portfolio Construction and Risk Management, and a member of the Fixed Income Strategy Group and the Duration Strategy team. Prior to his current role, Mr. Clark was the Co- Head of U.S. Fixed Income as well as the head of the portfolio management group specializing in mortgage and asset-backed securities. Mr. Clark joined GSAM in 1994 as a portfolio manager in Global Fixed Income. Mr. Clark earned a BA from Kenyon College and an MBA from the University of Chicago.

●	Michael Swell
Managing Director; Co-Head of Global Lead Portfolio Management
Mr. Swell is the Co-Head of Global Lead Portfolio Management and a member of the Fixed Income Strategy Group. Mr. Swell joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics and an MA in International Economics and Finance from the Lemberg School at Brandeis University.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, serves as a sub-advisor to the Core Plus Fixed Income Fund.  BHMS is a subsidiary of Old Mutual Asset Management (US) LLC, which is a subsidiary of Old Mutual plc., a global financial services organization. BHMS is an SEC-registered investment advisor with approximately $52 billion in assets under management as of June 30, 2010. BHMS’s allocated portion of the Core Plus Fixed Income Fund’s portfolio is managed by a team of portfolio managers led by:

•	David R. Hardin
Managing Director
Mr. Hardin joined BHMS in February 1987 as a portfolio manager. Currently, he serves as director of credit research, specializing in the high-yield sector. He is also an analyst for the industrial sector, including media and cable, and manages BHMS’ municipal portfolios. Mr. Hardin received an M.Sc. from the London School of Economics in 1975 and a BBA from Texas Christian University in 1973. Prior to joining BHMS, Mr. Hardin was vice president and director of the fixed income group in the trust department at Republic Bank Dallas. He was responsible for the management of all fixed income assets, created and managed SEC-registered mutual funds, and was the first portfolio manager for their high-yield corporate bond fund. Mr. Hardin began his 34-year investment career at American General Insurance Co. in Houston, where he served as a private placement portfolio manager and credit analyst.

•	John S. Williams
Managing Director
Mr. Williams joined BHMS in July 1983 to launch its fixed income management. Currently, he serves as the Chief Investment Officer for all fixed income strategies, specializing in the MBS sector, and is an analyst for the energy and utility industries. While at BHMS, he has served on the United Asset Management Board and the Advisory Board for the Teacher Retirement System of Texas. He is an active member of the CFA Society of Dallas-Fort Worth. Mr. Williams earned an MBA in 1976 and a BBA in 1975, both with Honors, from Texas Christian University. Prior experience includes being an investment officer for Southland Life Insurance Company, where he was a corporate bond portfolio manager and private placement analyst. Prior to that, he was a portfolio manager and securities analyst in the trust department at InterFirst Bank Dallas. He has also managed balanced and municipal portfolios during his 34-year investment career.

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•	Deborah A. Petruzzelli
Managing Director
Ms. Petruzzelli joined BHMS in May 2003 as a portfolio manager. Her primary area of responsibility is mortgage-backed, asset-backed, and commercial mortgage-backed securities, for which she serves as lead analyst and strategist. Ms. Petruzzelli also serves as a member of BHMS’s fixed income group’s investment strategy committee. She earned a BSBA in Business Administration from Bowling Green State University in 1986. During her 24-year investment career, Ms. Petruzzelli has served as managing director/senior portfolio manager for Victory Capital Management, Inc., where she was responsible for the management of ABS, CMBS, and whole-loan sectors for all client portfolios. Prior to joining Victory, she worked for McDonald & Company Securities, Inc., as senior vice president for ABS syndication and traded ABS, CMO, and MBS.

•	J. Scott McDonald, CFA
Managing Director
Mr. McDonald joined BHMS in June 1995. He currently serves as a portfolio manager, specializing in corporate and government bonds, and is an analyst for the financial sector, including banks, and the sovereign (Yankee) sector. Mr. McDonald is active in the CFA Society of Dallas-Fort Worth. He received an MBA in 1991 from the University of Texas at Austin and a BBA from Southern Methodist University in 1986. During his 21-year investment career, Mr. McDonald previously served as senior vice president and portfolio manager at Life Partners Group, Inc., managing more than $3 billion in corporate bonds, private placements, and mortgages. Prior to that, he was a credit supervisor and lending officer for Chase Bank of Texas.

•	Mark C. Luchsinger, CFA
Managing Director
Mr. Luchsinger joined BHMS in April 1997. He currently serves as a portfolio manager, specializing in investment-grade and high-yield corporate bond strategies, and is an analyst for the basic materials, consumer and technology industries. Mr. Luchsinger is active in the CFA Society of Dallas-Fort Worth. He earned a BBA from Bowling Green State University in 1980. During his 29-year investment career, Mr. Luchsinger has served as Chief Investment Officer for Great American Reserve Insurance Company and as senior investment portfolio manager for Western Preferred Corporation. Mr. Luchsinger began his career as a credit analyst for Scor Reinsurance Company. In addition, he spent 10 years in fixed income sales at First Boston Corporation, PaineWebber, and Morgan Keegan.

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Enhanced Fundamental Index® Large Company Growth Fund, Enhanced Fundamental Index® Large Company Value Fund, Enhanced Fundamental Index® Small Company Growth Fund, Enhanced Fundamental Index® Small Company Value Fund and Enhanced Fundamental Index® International Equity Fund:

Research Affiliates, LLC (”Research Affiliates”), 620 Newport Center Drive, Suite 900, Newport Beach, California 92660, is a sub-advisor for the Enhanced Fundamental Index® Funds.  Research Affiliates is a research-intensive, quantitative asset management firm that focuses on distribution of investment strategies in affiliation with other asset management organizations.  Research Affiliates’ core product areas include global tactical asset allocation, Fundamental Index® innovation and management, hedge fund management, virtual mutual funds, tax management accounts and consultative services relating to risk premium and other investment management questions. As of June 30, 2010, approximately $49.8 billion in assets were managed using the investment strategies developed by Research Affiliates.

Research Affiliates provides investment advisory services to each Enhanced Fundamental Index® Fund in accordance with the RAFI® approach to index and portfolio construction.  Research Affiliates has responsibility for providing and updating the data regarding securities to be included in each Enhanced Fundamental Index® Fund’s portfolio and the relative weight of each security within the portfolio.  Research Affiliates also provides advice with respect to implementing each Enhanced Fundamental Index® Fund’s investment strategies.  Research Affiliates and the portfolio managers set forth below are primarily responsible for the day-to-day portfolio management of the Enhanced Fundamental Index® Funds.

Research Affiliates provides investment advisory services for each Enhanced Fundamental Index® Fund on a team basis.  The team is comprised of the following individuals:

•	Robert D. Arnott
Chairman
Mr. Arnott has served as a portfolio manager to the Enhanced Fundamental Index® Funds since August, 2007.  Mr. Arnott founded Research Affiliates in 2002 and currently serves as Chairman.  He acted as Editor-in-Chief of the Financial Analysts Journal from 2003 through 2006.  Mr. Arnott was Chairman of First Quadrant, L.P., from 2002 through 2004 and Managing Partner and CEO from 1996 through 2002.  Previously, Mr. Arnott worked for First Quadrant Corp., Salomon Brothers, TSA Capital Management and The Boston Company.  He graduated summa cum laude from the University of California, Santa Barbara in 1977 with degrees in economics, applied mathematics and computer science.

•	Jason C. Hsu, PhD
Chief Investment Officer
Mr. Hsu has served as a portfolio manager to the Enhanced Fundamental Index® Funds since August, 2007.  Mr. Hsu worked closely with Mr. Arnott to originate the Research Affiliates Fundamental Index® methodology.  Mr. Hsu is currently an adjunct professor in finance at UCLA Anderson School of Management.  He is a visiting professor at Taiwan National Chengchi University School of Commerce.  Mr. Hsu joined Research Affiliates in 2002.  Mr. Hsu graduated summa cum laude from California Institute of Technology and earned his PhD in finance at the University of California, Los Angeles, where he conducted research on equity premium, business cycles and portfolio allocations.

Russell Implementation Services Inc. (“Russell”), 909 A Street, Tacoma, Washington 98402, is a sub-advisor for the Enhanced Fundamental Index® Funds.  Russell is responsible for implementing the investment program of each Enhanced Fundamental Index® Fund by, among other things, trading portfolio securities and performing related services, rebalancing each Fund’s portfolio, voting proxies and providing cash management services in accordance with the investment advice formulated by Research Affiliates.  In performing these services, Russell seeks to invest each Enhanced Fundamental Index® Fund’s portfolio in accordance with the Fund’s corresponding Fundamental Index®, while seeking to minimize related transaction costs.

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VALUATION OF FUND SHARES
Shares of each Fund are sold at the net asset value per share (“NAV”), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business.  Each Fund is generally open on days that the New York Stock Exchange (“NYSE”) is open for trading.  Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests.  The NAV per share is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / # of shares = NAV per share).  The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

Each Fund’s securities are generally valued each day at their current market value.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund are traded may be open on days that the Fund does not calculate its NAV.  Because foreign markets may be open at different times than the NYSE, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them.  The Funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV.

If events materially affecting the values of a Fund’s foreign investments (in the opinion of the Advisor and the appropriate sub-advisor) occur between the close of foreign markets and the close of regular trading on the NYSE, or if reported prices are believed by the Advisor or the sub-advisors to be unreliable, these investments will be valued at their fair value in accordance with the Trust’s fair valuation procedures.  The Funds may rely on third-party pricing vendors to monitor for events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing vendors will provide revised values to the Funds.

The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.  Also, due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last quoted market price.

PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC (“USBFS”), the Funds’ transfer agent (or its authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

In accordance with the U.S.A. PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Funds’ Anti-Money Laundering Program.  As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.

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Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds’ shares may have established minimum values for the accounts that they handle.

SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts.  The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares.  Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-in-Kind
Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions where the payment of cash is not in the best interest of a Fund or its remaining shareholders, a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind).  If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder’s right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.

EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting their financial institution or intermediary.  The financial institution or intermediary will contact the Funds’ transfer agent to complete the exchange.  This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice.  Exchanges are generally made only between identically registered accounts.  Any exchange involving a change in ownership will require a written request with signature(s) guaranteed.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another; as a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV per share.  The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations.

MARKET TIMING POLICY
Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Funds and their long-term shareholders.  Such frequent trading of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Funds’ portfolios and increased brokerage and administrative costs.  In addition to these generally applicable risks, Funds that invest a substantial portion of their assets in certain types of securities may be subject to additional risks.  For example, Funds that invest in foreign securities that trade in overseas markets, such as the AssetMark International Equity Fund and AssetMark Enhanced Fundamental Index® International Equity Fund,* may be subject to the risk of a particular form of frequent trading called time-zone arbitrage, where shareholders of the Fund seek to take advantage of time-zone differences between the close of the overseas markets in which the Fund’s securities are traded, and the close of U.S. markets.  Arbitrage opportunities also may occur in Funds that hold small capitalization or small company securities (such as the AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund and AssetMark Enhanced Fundamental Index® Small Company Value Fund) or in Funds that invest in thinly-traded securities (such as high-yield securities, which may be held by the AssetMark Core Plus Fixed Income Fund).

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The Funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets.  Accordingly, the Funds’ Board of Trustees has adopted policies and procedures that are designed to deter such excessive or short-term trading.  In general, the Funds consider trading activity to be suspect if there is a purchase and redemption transaction within any three-day period although longer periods may also be suspect.  The size of such transactions also may be taken into account.

The Advisor takes an active role in seeking to monitor, identify and prevent abusive or excessive short-term trading activity in the Funds.  The majority of purchase and redemption orders are submitted on behalf of clients invested in the GFWM Platform.  Due to the nature of the GFWM Platform, where Fund purchase and redemption transactions are effected in connection with an asset allocation model and there are internal policies that reduce or eliminate excessive re-allocation practices, it is highly unlikely that individual investment advisors or investors could engage in abusive trading strategies within the platform.  In other cases, where the Funds are made available outside of the GFWM Platform, the Advisor will work with the Funds’ transfer agent to restrict trading in Fund shares upon identifying suspected market timer activity.  The Advisor periodically reviews the Funds’ purchase and redemption activity in order to detect possible market-timing.  The Funds reserve the right to take appropriate action as they deem necessary to combat excessive or short-term trading of Fund shares, including, but not limited to, refusing to accept purchase orders.  Although the Funds take steps to prevent abusive trading practices, there is no guarantee that all such practices will be detected or prevented.

Under no circumstances will the Funds, the Advisor or the distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term trading in the Funds.

DISTRIBUTION OF FUND SHARES
Distributor
Capital Brokerage Corporation, an affiliate of the Advisor, 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for the shares of each of the Funds.  Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the sub-distributor to each of the Funds.  Both Capital Brokerage Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc.  Shares of each Fund are offered on a continuous basis.

* The Enhanced Fundamental Index® International Equity Fund had not commenced operations as of the date of this Prospectus.

Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution activities and shareholder services for the Funds and their shareholders.  Each Fund pays 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  As these fees are paid out of a Fund’s assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts may be paid under the Funds’ 12b-1 Distribution Plan to brokers, dealers, advisors and others.  For example, Rule 12b-1 fees are paid to mutual fund supermarkets that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the GFWM Platform through which the Funds are primarily distributed.  The Advisor (and its affiliates) similarly receive portions of such 12b-1 payments for their services provided in connection with the GFWM Platform.  Payments under the 12b-1 Distribution Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expense actually incurred.

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COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS
Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust. KPMG LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank N.A. serves as custodian for each Fund’s cash and securities.  The custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS serves as each Fund’s administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DISTRIBUTIONS

Dividends and Distributions. Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  All Funds, other than the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund, expect to declare and distribute all of their net investment income, if any, as dividends at least annually.  The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund expect to declare and distribute all of their net investment income, if any, as dividends at least quarterly.  Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Funds may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, you will receive a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend”.  At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.

The information below is supplemented or modified by the discussion under the subheading, “Additional Information – Tax-Exempt Fixed Income Fund.”

TAXES

Tax Considerations.  Each Fund expects, based on its investment objectives and strategies, that its distributions, if any, will be taxable to you as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the income of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by these Funds may be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

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Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different AssetMark Fund is the same as a sale.

Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits.  Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Receipt of Excess Inclusion Income by a Fund.  A Fund, in particular the Real Estate Securities Fund, may derive “excess inclusion income” from certain equity interest in mortgage pooling vehicles either directly or through an investment in a U.S. REIT.  If, contrary to expectation, a Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholder with special tax consequences.

ADDITIONAL INFORMATION – TAX-EXEMPT FIXED INCOME FUND
Exempt-Interest Dividends.  Dividends from the Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities.  In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and should consult with their tax advisors about the taxability of this income before investing in the Fund.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.

111

Taxable Income Dividends.  The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital Gain Distributions.  The Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “Dividends, distributions and taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

OTHER INFORMATION

Commodity Pool Operation Exemption
The Trust has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Conversion to Master/Feeder Fund Structure
In lieu of investing directly, the Funds are authorized to seek to achieve their investment objectives by converting to a Master/Feeder Fund structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as the Fund.  There is no current intention to convert the Funds to a Master/Feeder Fund structure.

INDEX DESCRIPTIONS

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers® Aggregate Bond Index) measures the performance of securities from the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Barclays Capital U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.  The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

Barclays Capital U.S. Municipal Bond Index

The Barclays Capital U.S. Municipal Bond Index (formerly known as the Lehman Brothers® Municipal Bond Index) measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million.  The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

112

Lipper Intermediate Investment-Grade Debt Funds Index

The Lipper Intermediate Investment-Grade Debt Funds Index is an index consisting of Funds that invest at least 65% of fund assets in investment grade debt issues (rated in top four grades with dollar-weighted average maturities of one to five years).

Lipper Intermediate Municipal Bond Funds Index

The Lipper Intermediate Municipal Bond Funds Index is an index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years.

Lipper International Funds Index

The Lipper International Funds Index is an unmanaged index which measures the composite performance of the 30 largest international mutual funds, as categorized by Lipper Inc. These funds invest assets in securities with primary trading markets outside of the United States.

Lipper Large-Cap Growth Funds Index

The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index.  These funds typically have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

Lipper Large-Cap Value Funds Index

The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds category.  These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

Lipper Mid-Cap Growth Funds Index

The Lipper Mid-Cap Growth Funds Index is an index of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 IndexTM.  Mid-cap growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index.  These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

Lipper Mid-Cap Value Funds Index

The Lipper Mid-Cap Value Funds Index is an index of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 IndexTM.  Mid-cap value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value or other factors.  These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

113

Lipper Real Estate Funds Index

The Lipper Real Estate Funds Index is an unmanaged index which measures the composite performance of the 30 largest real estate mutual funds, as categorized by Lipper Inc. The Index is adjusted for the reinvestment of capital gains and income dividends.

Lipper Small-Cap Growth Funds Index

The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds category.  These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index.  These funds typically have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Lipper Small-Cap Value Funds Index

The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds category.  These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index.  These funds typically have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

MSCI EAFE® Index (Europe, Australasia, Far East)

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of May 27, 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.   The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

National Association of Real Estate Investment Trusts Equity Index

      The National Association of Real Estate Investment Trusts Equity Index (the “NAREIT Equity Index”) represents all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ Market System.  The Fund is discontinuing the use of the Dow Jones US Select REIT Index as the primary index and replacing it with the NAREIT Equity Index in future prospectuses.  The Fund believes that use of the NAREIT Equity Index provides a better comparative benchmark than the Dow Jones US Select REIT Index since it is more representative of the universe of securities available for selection and is a broader index representative of the holdings of the Fund.  The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

Russell 1000® Growth Index

The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation.  Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.  The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

Russell 1000® Value Index

The Russell 1000® Value Index contains those securities in the Russell 1000® Index with a less-than-average growth orientation.  Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.  The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

Russell 2000® Index

The Russell 2000® Index is an unmanaged index which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The Index cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

Russell 2500TM Growth Index

The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.  The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

Russell 2500TM Value Index

The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500™ Value Index is generally representative of smaller capitalization value stocks.  The Index is unmanaged and cannot be invested in directly.  The Index does not reflect any deduction for fees, expenses or taxes.

Russell Midcap® Growth Index

The Russell Midcap® Growth Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Russell Midcap® Value Index

The Russell Midcap® Value Index measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

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FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance for each Fund for the past five years, or if shorter, the period of each Fund’s operations.  No financial information is presented for the Enhanced Fundamental Index® International Equity Fund as this Fund had not commenced operations as of the date of this Prospectus.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information provided for the fiscal years ended March 31, 2010, March 31, 2009, March 31, 2008 and March 31, 2007 has been derived from financial statements audited by KPMG LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.  The information provided for the fiscal period ended March 31, 2006 has been derived from financial statements audited by the Funds’ previous auditor.

	Large Cap Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$5.67	$8.81	$9.62	$9.95	$9.20

Income from investment operations:
Net investment income (loss)	0.01	$0.00	(0.01)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	2.75	(3.14)	(0.30)	(0.06)	0.78
Total from investment operations	2.76	(3.14)	(0.31)	(0.08)	0.75

Less distributions:
Dividends from net investment income	(0.01)	–	–	–	–
Dividends from net realized gains	–	– *	(0.50)	(0.25)	–
Return of capital	(0.01)	–	–	–	–
Total distributions	(0.02)	–	(0.50)	(0.25)	–

Net asset value, end of period	$8.41	$5.67	$8.81	$9.62	$9.95

Total return	48.60%	-35.63%	-3.88%	-0.80%	8.15	%(1)

Supplemental data and ratios:
Net assets, end of period	$207,928,223	$203,479,219	$649,307,452	$753,638,303	$653,921,538

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.46%	1.40%	1.33%	1.33%	1.35	%(2)
After expense reimbursement (recapture) and securities lending credit	1.41%	1.27%	1.28%	1.31%	1.32	%(2)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement, including (recapture)	0.09%	-0.15%	-0.15%	-0.27%	-0.38	%(2)
After expense reimbursement (recapture)	0.14%	-0.02%	-0.10%	-0.25%	-0.35	%(2)

Portfolio turnover rate	69.83%	98.67%	62.86%	142.66%	72.34%

(1)   Not annualized.
(2)  Annualized.
*Amount represents less than $0.01 per share.

115

	Large Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$4.85	$9.85	$12.34	$11.77	$11.24

Income from investment operations:
Net investment income	0.10	0.19	0.15	0.14	0.07
Net realized and unrealized gains (losses) on investments	2.60	(4.99)	(1.55)	1.67	0.79
Total from investment operations	2.70	(4.80)	(1.40)	1.81	0.86

Less distributions:
Dividends from net investment income	(0.11)	(0.20)	(0.14)	(0.14)	(0.07)
Dividends from net realized gains	–	– *	(0.95)	(1.10)	(0.26)
Total distributions	(0.11)	(0.20)	(1.09)	(1.24)	(0.33)

Net asset value, end of period	$7.44	$4.85	$9.85	$12.34	$11.77

Total return	55.37%	-48.85%	-12.23%	15.32%	7.85	%(1)

Supplemental data and ratios:
Net assets, end of period	$200,627,939	$180,181,364	$574,388,589	$682,408,978	$660,129,983

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.44%	1.38%	1.33%	1.32%	1.36	%(2)
After expense reimbursement (recapture) and securities lending credit	1.40%	1.22%	1.28%	1.28%	1.30	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement, including (recapture)	1.27%	1.60%	1.16%	1.00%	0.86	%(2)
After expense reimbursement (recapture)	1.31%	1.76%	1.21%	1.04%	0.92	%(2)

Portfolio turnover rate	26.85%	58.45%	40.54%	30.25%	64.61%

(1)   Not annualized.
(2)  Annualized.
*Amount represented less than $0.01 per share.

116

	Small/Mid Cap Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$4.90	$8.05	$10.65	$10.60	$9.56

Income from investment operations:
Net investment loss	(0.04)	(0.06)	(0.09)	(0.07)	(0.06)
Net realized and unrealized gains (losses) on investments	2.81	(3.08)	(0.69)	0.56	1.95
Total from investment operations	2.77	(3.14)	(0.78)	0.49	1.89

Less distributions:
Dividends from net realized gains	–	(0.01)	(1.82)	(0.44)	(0.85)
Total distributions	–	(0.01)	(1.82)	(0.44)	(0.85)

Net asset value, end of period	$7.67	$4.90	$8.05	$10.65	$10.60

Total return	56.53%	-38.98%	-10.31%	4.84%	20.82	%(1)

Supplemental data and ratios:
Net assets, end of period	$40,250,186	$46,597,556	$126,534,805	$171,403,932	$215,514,988

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.65%	1.54%	1.44%	1.43%	1.43	%(2)
After expense reimbursement (recapture) and securities lending credit	1.50%	1.26%	1.29%	1.37%	1.38	%(2)

Ratio of net investment (loss) to average net assets
Before expense reimbursement, including (recapture)	-0.62%	-1.01%	-0.99%	-0.75%	-0.92	%(2)
After expense reimbursement (recapture)	-0.47%	-0.73%	-0.84%	-0.69%	-0.87	%(2)

Portfolio turnover rate	209.03%	219.24%	209.64%	213.08%	180.64%

(1)  Not annualized.
(2)  Annualized.

117

	Small/Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$5.69	$9.24	$11.95	$14.41	$13.89

Income from investment operations:
Net investment income (loss)	0.01	0.08	0.08	0.31	(0.04)
Net realized and unrealized gains (losses) on investments	3.78	(3.56)	(2.36)	0.81	1.52
Total from investment operations	3.79	(3.48)	(2.28)	1.12	1.48

Less distributions:
Dividends from net investment income	– *	(0.07)	(0.08)	(0.31)	–
Dividends from net realized gains	–	–	(0.35)	(3.27)	(0.96)
Return of capital	(0.02)	– *	– *	–	–
Total distributions	(0.02)	(0.07)	(0.43)	(3.58)	(0.96)

Net asset value, end of period	$9.46	$5.69	$9.24	$11.95	$14.41

Total return	66.39%	-37.59%	-19.47%	7.63%	11.18	%(1)

Supplemental data and ratios:
Net assets, end of period	42,649,488	$45,179,654	$99,548,384	$110,079,540	$185,589,680

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.67%	1.59%	1.48%	1.47%	1.55	%(2)
After expense reimbursement (recapture) and securities lending credit	1.59%	1.28%	1.40%	1.41%	1.53	%(2)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement, including (recapture)	-0.06%	0.58%	0.61%	1.68%	-0.45	%(2)
After expense reimbursement (recapture)	0.02%	0.89%	0.69%	1.75%	-0.43	%(2)

Portfolio turnover rate	52.31%	65.97%	127.62%	174.94%	72.42%
(1)   Not annualized.
(2)  Annualized.
*   Amount represents less than $0.01 per share.

118

	International Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$5.80	$11.96	$14.73	$14.06	$11.79

Income from investment operations:
Net investment income (loss)	0.20	0.25	0.13	0.16	(0.01)
Net realized and unrealized gains (losses) on investments	2.22	(6.26)	(0.44)	2.24	3.40
Total from investment operations	2.42	(6.01)	(0.31)	2.40	3.39

Less distributions:
Dividends from net investment income	(0.21)	(0.07)	(0.14)	(0.18)	(0.15)
Dividends from net realized gains	–	(0.08)	(2.32)	(1.55)	(0.97)
Total distributions	(0.21)	(0.15)	(2.46)	(1.73)	(1.12)

Net asset value, end of period	$8.01	$5.80	$11.96	$14.73	$14.06

Total return	41.68%	-50.42%	-3.85%	17.65%	29.75	%(1)

Supplemental data and ratios:
Net assets, end of period	$269,621,569	$223,339,201	$681,622,030	$779,422,324	$612,288,218

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.53%	1.53%	1.43%	1.39%	1.38	%(2)
After expense reimbursement (recapture) and securities lending credit	1.53%	1.52%	1.42%	1.37%	1.34	%(2)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement, including (Recapture)	2.01%	1.94%	0.87%	0.95%	-0.16	%(2)
After expense reimbursement (recapture	2.01%	1.95%	0.88%	0.97%	-0.12	%(2)

Portfolio turnover rate	65.33%	144.98%	119.13%	89.16%	66.98%

(1)   Not annualized.
(2)  Annualized.

119

	Real Estate Securities Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$5.15	$13.83	$20.91	$18.46	$17.31

Income from investment operations:
Net investment income	0.19	0.15	0.43	0.16	0.33
Net realized and unrealized gains (losses) on investments	4.96	(8.77)	(4.58)	3.84	3.27
Total from investment operations	5.15	(8.62)	(4.15)	4.00	3.60

Less distributions:
Dividends from net investment income	(0.19)	(0.06)	(0.21)	(0.25)	(0.32)
Dividends from net realized gains	–	–	(2.68)	(1.30)	(2.13)
Return of capital	–	–	(0.04)	–	–
Total distributions	(0.19)	(0.06)	(2.93)	(1.55)	(2.45)

Net asset value, end of period	$10.11	$5.15	$13.83	$20.91	$18.46

Total return	100.30%	-62.46%	-19.74%	21.96%	22.94	%(1)

Supplemental data and ratios:
Net assets, end of period	$50,978,157	$46,181,678	$82,124,778	$117,462,121	$89,616,046

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.61%	1.69%	1.52%	1.49%	1.51	%(2)
After expense reimbursement (recapture) and securities lending credit	1.49%	1.49%	1.46%	1.46%	1.49	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement, including (recapture)	1.97%	2.52%	0.99%	0.67%	2.46	%(2)
After expense reimbursement (recapture)	2.09%	2.72%	1.05%	0.70%	2.48	%(2)

Portfolio turnover rate	78.39%	126.60%	81.59%	43.86%	41.09%

(1)   Not annualized.
(2)  Annualized.

120

	Tax-Exempt Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$10.27	$10.64	$10.92	$10.77	$11.01

Income from investment operations:
Net investment income	0.36	0.34	0.31	0.27	0.17
Net realized and unrealized gains (losses) on investments	0.66	(0.37)	(0.28)	0.15	(0.24)
Total from investment operations	1.02	(0.03)	0.03	0.42	(0.07)

Less distributions:
Dividends from net investment income	(0.35)	(0.34)	(0.31)	(0.27)	(0.17)
Dividends from net realized gains	–	–	–	–	–
Total distributions	(0.35)	(0.34)	(0.31)	(0.27)	(0.17)

Net asset value, end of period	$10.94	$10.27	$10.64	$10.92	$10.77

Total return	10.06%	-0.25%	0.28%	3.92%	-0.64	%(1)

Supplemental data and ratios:
Net assets, end of period	$195,328,951	$193,579,910	$257,440,133	$247,841,846	$213,170,198

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture)	1.30%	1.30%	1.23%	1.28%	1.29	%(2)
After expense reimbursement (recapture)	1.29%	1.29%	1.23%	1.28%	1.29	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement, including (recapture)	3.30%	3.09%	2.93%	2.53%	2.15	%(2)
After expense reimbursement (recapture)	3.31%	3.10%	2.93%	2.53%	2.15	%(2)

Portfolio turnover rate	57.44%	44.37%	66.26%	50.36%	14.61%

(1)   Not annualized.
(2)  Annualized.

121

	Core Plus Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$7.92	$9.20	$9.27	$9.11	$10.73

Income from investment operations:
Net investment income	0.33	0.41	0.41	0.38	0.34
Net realized and unrealized gains (losses) on investments	1.17	(1.11)	(0.06)	0.15	(0.39)
Total from investment operations	1.50	(0.70)	0.35	0.53	(0.05)

Less distributions:
Dividends from net investment income	(0.32)	(0.40)	(0.41)	(0.37)	(0.26)
Dividends from net realized gains	–	(0.18)	(0.01)	–	(0.08)
Return of Capital	–	–	–	–	(1.23)
Total distributions	(0.32)	(0.58)	(0.42)	(0.37)	(1.57)

Net asset value, end of period	$9.10	$7.92	$9.20	$9.27	$9.11

Total return	19.21%	-7.57%	3.87%	5.96%	-0.48	%(1)

Supplemental data and ratios:
Net assets, end of period	$547,963,751	$504,451,429	$804,085,918	$716,017,829	$612,841,433

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.28%	1.26%	1.18%	1.16%	1.19	%(2)
After expense reimbursement (recapture) and securities lending credit	1.25%	1.18%	1.13%	1.14%	1.16	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement, including (recapture)	3.71%	4.54%	4.37%	4.14%	3.43	%(2)
After expense reimbursement (recapture)	3.74%	4.62%	4.42%	4.16%	3.47	%(2)

Portfolio turnover rate	224.89%	261.77%	307.52%	280.55%	261.52%

(1)   Not annualized.
(2)  Annualized .

122

	Enhanced Fundamental Index® Large Company Growth Fund
	Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$6.38	$9.63	$10.00

Income from investment operations:
Net investment income	0.08	0.09	0.04
Net realized and unrealized gains (losses) on investments	2.90	(3.26)	(0.38)
Total from investment operations	2.98	(3.17)	(0.34)

Less distributions:
Dividends from net investment income	(0.09)	(0.08)	(0.02)
Dividends from net realized gains	–	–	(0.01)
Total distributions	(0.09)	(0.08)	(0.03)

Net asset value, end of period	$9.27	$6.38	$9.63

Total return	46.70%	-32.99%	-3.40	%(2)

Supplemental data and ratios:
Net assets, end of period	$70,791,646	$45,830,177	$67,546,939

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	$1.50%	1.50%	1.82	%(3)
After expense reimbursement (recapture) and before securities lending credit	1.25%	1.26%	1.22	%(3)
After expense reimbursement (recapture) and securities lending credit	1.22%	1.22%	1.22	%(3)

Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	0.70%	0.73%	0.28	%(3)
After expense reimbursement (recapture)	0.98%	1.01%	0.88	%(3)

Portfolio turnover rate	78.10%	98.22%	22.70%

(1)  Commencement of operations.
(2)  Not Annualized.
(3) Annualized.

123

	Enhanced Fundamental Index® Large Company Value Fund
	Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$4.39	$8.49	$10.00

Income from investment operations:
Net investment income	0.07	0.14	0.07
Net realized and unrealized gains (losses) on investments	3.35	(4.10)	(1.53)
Total from investment operations	3.42	(3.96)	(1.46)

Less distributions:
Dividends from net investment income	(0.09)	(0.14)	(0.04)
Dividends from net realized gains	–	–	(0.01)
Total distributions	(0.09)	(0.14)	(0.05)

Net asset value, end of period	$7.72	$4.39	$8.49

Total return	78.09%	-46.83%	-14.73	%(2)

Supplemental data and ratios:
Net assets, end of period	$56,333,942	$36,948,314	$54,697,080

Ratio of expenses to average net assets
Before expense reimbursement, including (recapture) and securities lending credit	1.52%	1.51%	1.92	%(3)
After expense reimbursement (recapture) and before securities lending credit	1.55%	1.40%	1.22	%(3)
After expense reimbursement (recapture) and securities lending credit	1.22%	1.22%	1.22	%(3)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture)	0.75%	2.03%	1.21	%(3)
After expense reimbursement (recapture)	1.05%	2.32%	1.91	%(3)

Portfolio turnover rate	83.43%	104.24%	7.67%

(1)  Commencement of operations.
(2)  Not Annualized.
(3) Annualized.

124

	Enhanced Fundamental Index® Small Company Growth Fund
	Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$5.82	$9.10	$10.00

Income from investment operations:
Net investment income (loss)	–	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	4.40	(3.27)	(0.87)
Total from investment operations	4.40	(3.28)	(0.88)

Less distributions:
Dividends from net investment income	–	–	–
Dividends from net realized gains	–	–	(0.02)
Return of Capital	–	–	–	*
Total distributions	–	–	(0.02)

Net asset value, end of period	$10.22	$5.82	$9.10

Total return	75.60%	-36.04%	-8.80	%(2)

Supplemental data and ratios:
Net assets, end of period	$15,051,256	$10,600,699	$12,610,898

Ratio of expenses to average net assets
Before expense reimbursement and securities lending credit	1.85%	1.85%	3.55	%(3)
After expense reimbursement and before securities lending credit	1.32%	1.36%	1.22	%(3)
After expense reimbursement and securities lending credit	1.22%	1.22%	1.22	%(3)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement	-0.65%	-0.79%	-2.62	%(3)
After expense reimbursement	-0.02%	-0.16%	-0.29	%(3)

Portfolio turnover rate	90.34%	122.95%	11.86%

(1)  Commencement of operations.
(2)  Not Annualized.
(3) Annualized.
*  Amount represents less than $0.01 per share.

125

	Enhanced Fundamental Index® Small Company Value Fund
	Year Ended March 31, 2010	Year Ended March 31, 2009	August 9, 2007(1) through March 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Net asset value, beginning of period	$4.13	$8.33	$10.00

Income from investment operations:
Net investment income	–	0.05	0.05
Net realized and unrealized losses on investments	4.14	(4.17)	(1.67)
Total from investment operations	4.14	(4.12)	(1.62)

Less distributions:
Dividends from net investment income	–	(0.07)	(0.03)
Dividends from net realized gains	–	–	(0.02)
Return of capital	–	(0.01)	–
Total distributions	–	(0.08)	(0.05)

Net asset value, end of period	$8.27	$4.13	$8.33

Total return	100.24%	-49.62%	-16.27	%(2)

Supplemental data and ratios:
Net assets, end of period	7,847,605	$5,843,958	$6,045,461

Ratio of expenses to average net assets
Before expense reimbursement and securities lending credit	2.04%	2.15%	6.30	%(3)
After expense reimbursement and before securities lending credit	1.51%	1.42%	1.22	%(3)
After expense reimbursement and securities lending credit	1.22%	1.22%	1.22	%(3)

Ratio of net investment income (loss) to average net assets
Before expense reimbursement	-0.82%	0.06%	-3.72	%(3)
After expense reimbursement	0.00%	0.99%	1.36	%(3)

Portfolio turnover rate	110.46%	112.49%	16.18%

(1)  Commencement of Operations.
(2)  Not Annualized.
(3) Annualized.

126

AssetMark Funds®

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund
AssetMark Enhanced Fundamental Index® Large Company Growth Fund
AssetMark Enhanced Fundamental Index® Large Company Value Fund
AssetMark Enhanced Fundamental Index® Small Company Growth Fund
AssetMark Enhanced Fundamental Index® Small Company Value Fund
AssetMark Enhanced Fundamental Index® International Equity Fund

Investment Advisor	Genworth Financial Wealth Management, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel	Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm	KPMG LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor	Capital Brokerage Corporation
6620 West Broad Street, Building 2
Richmond, VA 23230

[LOGO]
Privacy Policy

At Genworth Financial and our family of companies, we appreciate your business and the trust you have placed in us.  Our privacy philosophy reflects the value of your trust.  We are committed to protecting the personal data we obtain about you.  Please know that we do not sell your personal data. In order to provide services or products to you, we may use your personal data.  To further understand our Privacy Policy, please review the following details.

What personal data may we collect about you?
We may collect your personal data to provide you with the products or services you requested.  We may obtain it from your application, your transactions with us, and outside parties such as consumer reporting agencies.  We may collect personal data about you to process transactions and to prevent fraud.  Where required, we will obtain your consent before collecting it.  The personal data may include:

•	Name and address
•	Income and assets
•	Accounts at other institutions
•	Social security or taxpayer identification number

What do we do with your personal data?
We comply with Federal and State requirements related to the protection and use of your data.  This means that we only share data where we are permitted or required to do so. We also may be required to obtain your authorization before disclosing certain types of personal data.

We may use your personal data in order to:
•	Process transactions
•	Respond to your requests
•	Prevent fraud
•	Comply with regulatory requirements
•	Share with you related products and services we offer

 We do not sell personal data about current or former customers or their accounts.  We do not share your personal data for marketing purposes.  When affiliates or outside companies perform a service on our behalf, we may share your personal data with them.  We require them to protect your personal data, and we only permit them to use your personal data to perform these services.

Examples of outside parties who may receive your personal data are:
•	Your agent or representative
•	Your brokerage firm
•	State or Federal authorities
•	Other companies or service providers supporting your policy, contract, or account.

How do we protect your personal data?
In order to protect your personal data, we maintain physical, electronic and procedural safeguards.  We review these safeguards regularly in keeping with technological advancements.  We restrict access to your personal data. We also train our employees in the proper handling of your personal data.

Our commitment to keeping you informed.
We will send you a Privacy Policy each year while you are our customer. In the event we broaden our data sharing practices, we will send you a new Privacy Policy.

PP-1

FOR MORE INFORMATION

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (“SAI”) dated July 31, 2010:
The SAI of the Funds provides more details about each Fund’s policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports provide additional information about each Fund’s investments, as well as the most recent financial reports and portfolio listings.  As of the date of this Prospectus, annual and semi-annual reports for the Enhanced Fundamental Index® International Equity Fund are not available because this Fund has not commenced operations.  The annual report contains a discussion of the market conditions and investment strategies that affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Prospectus of AssetMark Funds free of charge or to make inquiries or request additional information about AssetMark Funds, please contact us.

By Telephone:
(888) 278-5809

By Mail:
AssetMark Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Internet:
www.GenworthWealth.com

From the SEC:
You may review and obtain copies of AssetMark Funds’ information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-10267

[LOGO]

AssetMark Funds®
Prospectus
July 31, 2010

ASSETMARK FUNDS

STATEMENT OF ADDITIONAL INFORMATION

July 31, 2010

AssetMark Large Cap Growth Fund (Ticker: AFLGX)
AssetMark Large Cap Value Fund (Ticker: AFLVX)
AssetMark Small/Mid Cap Growth Fund (Ticker: AFSGX)
AssetMark Small/Mid Cap Value Fund (Ticker: AFSVX)
AssetMark International Equity Fund (Ticker: AFIEX)
AssetMark Real Estate Securities Fund (Ticker: AFREX)
AssetMark Tax-Exempt Fixed Income Fund (Ticker: AFTIX)
AssetMark Core Plus Fixed Income Fund (Ticker: AFCFX)
AssetMark Enhanced Fundamental Index® Large Company Growth Fund (Ticker: AILGX)
AssetMark Enhanced Fundamental Index® Large Company Value Fund (Ticker: AILVX)
AssetMark Enhanced Fundamental Index® Small Company Growth Fund (Ticker: AISGX)
AssetMark Enhanced Fundamental Index® Small Company Value Fund (Ticker: AISVX)
AssetMark Enhanced Fundamental Index® International Equity Fund

This Statement of Additional Information (“SAI”) provides general information about each of the series (individually, a “Fund” and collectively, the “Funds”) of AssetMark Funds.  This SAI is not a prospectus and should be read in conjunction with the Funds’ current Prospectus dated July 31, 2010, as supplemented and amended from time to time, which is incorporated herein by reference.  To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

Each Fund is managed based on one of two different styles: AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund (together, the “Actively Managed Funds”) are managed using a traditional active management style.  AssetMark Enhanced Fundamental Index® Large Company Growth Fund, AssetMark Enhanced Fundamental Index® Large Company Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund, AssetMark Enhanced Fundamental Index® Small Company Value Fund and AssetMark Enhanced Fundamental Index® International Equity Fund (together, the “Enhanced Fundamental Index® Funds”) are managed using the Research Affiliates Fundamental Index® (“RAFI®”) approach to index and portfolio construction.

The Funds’ financial statements for the fiscal year ended March 31, 2010 (with the exception of the AssetMark Fundamental Index® International Equity Fund, which has not commenced operations as of the date of this SAI) are incorporated herein by reference to the Funds’ Annual Report dated March 31, 2010.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown below.

AssetMark Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (888) 278-5809

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT ASSETMARK FUNDS	3

DESCRIPTION OF THE FUNDS	3

INVESTMENT RESTRICTIONS	4

MANAGEMENT APPROACH	5

INVESTMENT POLICIES AND ASSOCIATED RISKS	6

DISCLOSURE OF PORTFOLIO HOLDINGS	32

MANAGEMENT OF THE FUNDS	33

INVESTMENT ADVISOR AND SUB-ADVISORS	45

DISTRIBUTION AND SHAREHOLDER SERVICING	70

SERVICE PROVIDERS	72

ANTI-MONEY LAUNDERING PROGRAM	73

CODES OF ETHICS	74

PROXY VOTING GUIDELINES	74

VALUATION OF SHARES	117

PURCHASE AND REDEMPTION OF SHARES	118

PORTFOLIO TRANSACTIONS	119

TAXES	122

PERFORMANCE INFORMATION	136

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	136

LEGAL COUNSEL	136

FINANCIAL STATEMENTS	136

APPENDIX	A-1

General Information about AssetMark Funds

AssetMark Funds (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on January 2, 2001.  The Declaration of Trust permits the Trust to offer separate series (the “Funds”) of units of beneficial interest and separate classes.  The Funds each currently consist of a single class of shares of beneficial interest.  The Board of Trustees may establish additional series of the Trust at any time.  The Funds each have their own investment objectives and policies.  Genworth Financial Wealth Management, Inc. serves as the investment advisor to the Funds (the “Advisor”).

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value.  Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”) or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.

Each share of each Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights.  Expenses attributable to any Fund are borne by that Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by, or under the direction of, the Board of Trustees, on the basis of relative net assets.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the particular Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Description of the Funds

All of the Funds, except for the AssetMark Real Estate Securities Fund, are classified and operate as diversified funds.  The AssetMark Real Estate Securities Fund is classified as non-diversified.  AssetMark Large Cap Growth Fund (the “Large Cap Growth Fund”), AssetMark Large Cap Value Fund (the “Large Cap Value Fund”), AssetMark Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), AssetMark Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”) and AssetMark International Equity Fund (the “International Equity Fund”) each have a fundamental investment objective to provide capital appreciation over the long term.  AssetMark Real Estate Securities Fund (the “Real Estate Securities Fund”) has a fundamental investment objective to provide capital appreciation over the long term, with current income as a secondary objective.  AssetMark Tax-Exempt Fixed Income Fund (the “Tax-Exempt Fixed Income Fund”) has a fundamental investment objective to provide current income exempt from federal income tax.  AssetMark Core Plus Fixed Income Fund (the “Core Plus Fixed Income Fund”) has a fundamental investment objective to provide current income consistent with a low volatility of principal.  The Core Plus Fixed Income Fund will also seek capital appreciation.  AssetMark Enhanced Fundamental Index® Large Company Growth Fund (the “Enhanced Fundamental Index® Large Company Growth Fund”), AssetMark Enhanced Fundamental Index® Large Company Value Fund (the “Enhanced Fundamental Index® Large Company Value Fund”), AssetMark Enhanced Fundamental Index® Small Company Growth Fund (the “Enhanced Fundamental Index® Small Company Growth Fund”), AssetMark Enhanced Fundamental Index® Small Company Value Fund (the “Enhanced Fundamental Index® Small Company Value Fund”) and AssetMark Enhanced Fundamental Index® International Equity Fund (the “Enhanced Fundamental Index® International Equity Fund”) each have an investment objective to provide capital appreciation over the long term.

The Actively Managed Funds’ investment objectives are fundamental, which means that they may not be changed without shareholder approval.  Each Enhanced Fundamental Index® Fund’s investment objective is non-fundamental, which means that it may be changed by action of the Board of Trustees without shareholder approval, although the Funds will provide advance written notice to shareholders before any such change takes effect.  Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non-fundamental.

Diversification of the Funds

All of the Funds, except for the AssetMark Real Estate Securities Fund, are classified and operate as diversified funds under the 1940 Act.  Under the 1940 Act, a diversified fund means a fund which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities, for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.   These Funds may not change their diversification classification to become non-diversified funds without shareholder approval.

The AssetMark Real Estate Securities Fund is classified as non-diversified under the 1940 Act.  This means that under the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer.    However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code, as amended (“Code”), the Real Estate Securities Fund (like all of the AssetMark Funds)  intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Real Estate Securities Fund among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, with respect to 50% of the Real Estate Securities Fund’s total assets, no investment can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer.

 As a non-diversified investment company, the Real Estate Securities Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Investment Restrictions

Each of the Funds has adopted and is subject to the following fundamental investment restrictions.  These investment restrictions of the Funds may be changed only with the approval of the holders of a majority of a Fund’s outstanding voting securities.  As used in this SAI, “a majority of a Fund’s outstanding voting securities” means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The percentage limitations referred to in these restrictions apply only at the time of investment.  A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

1.	No Fund will act as underwriter for securities of other issuers except as they may be deemed an underwriter in selling a portfolio security.

2.
No Fund will make loans if, as a result, the amount of a Fund’s assets loaned would exceed the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its portfolio securities and (iv) lend money to other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

3.
No Fund will purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) the securities of other investment companies, investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or tax-exempt municipal securities; and (ii) the Real Estate Securities Fund’s investment in real estate securities.  The Real Estate Securities Fund will invest at least 25% of its total assets in securities of companies in the real estate industry.

4.
No Fund will borrow money in an amount exceeding the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, provided that (i) investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets or maintain a margin account to facilitate the settlement of securities transactions are not considered borrowings for the purposes of this limitation and (ii) each Fund may borrow money from other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

5.
No Fund will issue senior securities to the Funds’ presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges; (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof.

6.
No Fund will purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.  Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund’s ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

Management Approach

Multi-Advisor Approach (Actively Managed Funds)

The Advisor is responsible for constructing and monitoring the asset allocation and portfolio strategy for each Actively Managed Fund.  Each Actively Managed Fund invests within a specific segment (or portion) of the capital markets and invests in securities consistent with the Fund’s investment objective(s) and strategies.  The potential risks and returns of the Actively Managed Funds vary with the degree to which a Fund invests in a particular market segment and/or asset class.

The Advisor believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of each Actively Managed Fund, rather than simply employing a single firm.  This “multi-advisor approach” is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisors with complementary investment approaches.  The Advisor manages the Actively Managed Funds using a “manager of managers” approach by selecting one or more sub-advisors to manage distinct segments of a market or asset class for each Fund based upon the Advisor’s evaluation of a sub-advisor’s expertise and performance in managing the appropriate asset class.

The investment styles and disciplines of the sub-advisors to each of the Actively Managed Funds are intended to complement one another.  In constructing and overseeing the entire portfolio of each Actively Managed Fund, the Advisor provides investment guidelines to each sub-advisor for a specific portion of a Fund’s assets, which may be more restrictive than those of the portfolio as a whole.

Enhanced Fundamental Index® Approach (Enhanced Fundamental Index® Funds)

General Theory.  Each Enhanced Fundamental Index® Fund’s portfolio is managed in accordance with an enhanced version of the Research Affiliates Fundamental Index® (“RAFI®”) approach to index and portfolio construction.  Research Affiliates, LLC (“Research Affiliates”) is a pioneer in the field of Fundamental Index® investing and the creator of the RAFI® approach.*  The RAFI® approach is a patented, quantitative process that utilizes fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding), in selecting securities for an index and determining each individual security’s relative weight within the index.  The RAFI® approach is premised on the idea that fundamental measures (as opposed to market capitalization) are a more meaningful way to determine the size of a company when constructing a company size-based securities index, since market capitalization is based on a company’s share price, which is affected by investor sentiment and may not always reflect the fundamental value of a company.  Thus, a market capitalization-based approach may select securities for an index and weight those securities within the index in a manner that does not accurately account for the true “size” of a company.  Each of the Enhanced Fundamental Index® Funds seeks to invest in the same securities (at the same relative weights), or a representative sampling of such securities, that make up an enhanced version of a particular fundamental index (or portions thereof) created by Research Affiliates using the RAFI® approach.

Index Construction.  The RAFI® index construction process begins with all of the listed equity securities in a given universe (U.S. equities, international equities, etc.).  Research Affiliates then employs a set of four quantitative rules to select securities to be included in the index based on fundamental measures of company size:  (1) book equity value, (2) gross dividends (if any), (3) income (free cash flow) and (4) sales.  Once the securities are selected for the index, Research Affiliates applies the same four factors to re-weight the securities relative to the other securities selected for the index, to determine the relative weight for each security within the index.

* Fundamental Index® or RAFI®, the non-capitalization method for creating and weighting an index of securities, is the patented and patent-pending proprietary intellectual property of Research Affiliates, LLC (U.S. Patent No. 7,620,577; Patent Pending. Publ. Nos. US-2005-0171884-A1, US-2006-0149645-A1, US-2007-0055598-A1, US-2008-0288416-A1, and US-2010-0063942-A1).  The trade names Fundamental Index®, RAFI®, RAFI® (logo) and Fundamental 1000® are the exclusive intellectual property of Research Affiliates, LLC.  Any use of the intellectual property of Research Affiliates, LLC without the prior written permission of Research Affiliates, LLC is expressly prohibited.  Research Affiliates, LLC reserves the right to take any and all necessary action to preserve all of its rights, title and interest in and to its intellectual property.

Research Affiliates serves as a sub-advisor of each Enhanced Fundamental Index® Fund, and sub-advises each Fund’s portfolio to approximate the return of an enhanced version of one of its standard indexes.  The RAFI® 3000 Index consists of the 3,000 largest U.S. companies, as determined using the RAFI® approach.  The RAFI® 1000 Index consists of the l,000 largest companies (numbers 1 through 1,000) in the RAFI® 3000 Index, as determined using the RAFI® approach.  The RAFI® 2000 Index consists of the smallest 2,000 companies (numbers 1,001 through 3,000) in the RAFI® 3000 Index, as ranked by Research Affiliates using the RAFI® methodology.  The RAFI® International Equity Index consists of the largest 1,000 publicly traded companies, as determined using the RAFI® approach, in the developed markets outside of North America (Europe, Australasia and the Far East).  The securities that make up each standard index are typically reconstituted once annually.

Index Enhancements.  Each Enhanced Fundamental Index® Fund seeks to invest in the securities (or a specified portion of the securities) that make up an “enhanced” version of a particular RAFI® index.  Each enhanced version of the Research Affiliates Fundamental Index® is based on a standard Research Affiliates Fundamental Index®, but is constructed with certain quantitative alterations intended to generate excess returns over and above the returns of the standard RAFI® index, without additional volatility.

Currently, the following accounting and portfolio construction enhancements are applied to the standard RAFI® indexes in order to create each enhanced version of the Research Affiliates Fundamental Index®:

—Quality of Earnings.  The quality of each company’s corporate earnings are measured using a net operating assets analysis and the companies are grouped into deciles according to the results.  The weightings of the companies in the bottom deciles are reduced within the enhanced index.

—Financial Distress Risk. Each company’s “financial distress risk” is measured using a debt coverage ratio analysis to evaluate the extent to which the company has sufficient net operating income to cover its debt.  Companies with a low score have a higher financial distress risk and their weightings are reduced within the enhanced index.

—More Frequent Index Reweighting.  Instead of reweighting the securities within each index annually, as with the standard RAFI® indexes, each enhanced version of the index is reweighted quarterly as the accounting and portfolio construction enhancements are applied to updated financial information reported by portfolio companies.  Thereafter, in order to minimize the trading costs and the possible generation of taxable gains, the Fund’s cash inflows from dividends or shareholder investments are invested in a manner designed to most effectively adjust the structure of the Fund’s portfolio to best approximate the return of the reweighted index.

Research Affiliates continually evaluates additional enhancements and may introduce or adjust an enhancement after exhaustive testing.  Any enhancements must be consistent with the Fundamental Index® methodology and be shown to be statistically significant over time.

Implementation of Fundamental Index® Approach. Russell Implementation Services Inc. (“Russell”) acts as a sub-advisor for the Enhanced Fundamental Index® Funds,  implementing the investment program of each Enhanced Fundamental Index® Fund by, among other things, trading portfolio securities and performing related services, rebalancing each Fund’s portfolio, voting proxies and providing cash management services in accordance with the investment advice formulated by Research Affiliates.  In performing these services, Russell seeks to invest each Enhanced Fundamental Index® Fund’s portfolio in accordance with the Fund’s corresponding Enhanced Fundamental Index® or sampling thereof provided by Research Affiliates.

Investment Policies and Associated Risks

The following paragraphs provide more detail regarding the Funds’ investment policies and the associated risks identified in the Funds’ Prospectus.  Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Board of Trustees of the Funds.  Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.

Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and the liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Actively Managed Funds may invest in debt securities, including those convertible into common stocks.

Debt securities purchased by each Actively Managed Fund will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

Non-convertible debt obligations will be rated BBB or higher by Standard and Poor’s® (“S&P®”), or Baa or higher by Moody’s Investors Service©, Inc.  (“Moody’s”) or determined to be of comparable quality by the Advisor or a Fund’s sub-advisor if the security is unrated.  Convertible debt obligations will be rated A or higher by S&P® or A or higher by Moody’s or determined to be of comparable quality by the Advisor or a Fund’s sub-advisor if the security is unrated.  Bonds in the lowest investment grade category (BBB by S&P® or Baa by Moody’s) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.

The Core Plus Fixed Income Fund and the Tax-Exempt Fixed Income Fund may invest in high-yield debt securities or “junk bonds,” which are securities rated BB or below by S&P® or Ba or below by Moody’s (“lower-rated securities”).  Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk.  Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by securities issued under such circumstances are substantial.

The higher yields from lower-rated securities may compensate for the higher default rates on such securities.  However, there can be no assurance that higher yields will offset default rates on lower-rated securities in the future.  Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay their debt at maturity by refinancing.  The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.  Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.

Especially during times of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade corporate bonds.  There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, lower-rated securities prices may become more volatile and a Fund’s ability to dispose of particular issues when necessary to meet that Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.  See the Appendix to this SAI for a description of debt security ratings.

The ratings of S&P®, Moody’s and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt securities purchased will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations in connection with its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security.  For a more detailed description of the ratings of debt securities, see the Appendix.

Non-Diversification of Investments

The Real Estate Securities Fund is non-diversified under the 1940 Act.  This means that under the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code, as amended (“Code”), all of the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets. In addition, with respect to 50% of a Fund’s total assets, no investment can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer.  As a non-diversified investment company, the Real Estate Securities Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Sector Focus

The Large Cap Value Fund and the Small/Mid Cap Value Fund may, from time to time, invest a greater amount of their assets in certain market sectors such as financial services and basic industries than in other market sectors.  The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, both of which may impact the profitability of companies in that sector.  Companies in the basic industries sector are subject to general risks posed by an economic slow down or recession, as well as market risk to the extent that investors perceive securities of issuers in other sectors to offer greater opportunities for growth.  The Large Cap Growth Fund and the Small/Mid Cap Growth Fund may invest a greater amount of their assets in market sectors such as technology and health care than in other market sectors.  Companies in the technology sector are subject to risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion.  Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are also subject to risks related to legislative and regulatory action which may affect the profitability of companies in that sector.

The International Equity Fund may also invest a greater amount of its assets in certain market sectors, such as telecommunications, technology, consumer goods, financial services or basic industries.  Besides the risks described above concerning investing in companies in the technology, financial services and basic industries sectors, to the extent that the International Equity Fund invests in companies in the telecommunications and consumer goods sectors, it will be subject to the risks associated with those market sectors.  Companies in the telecommunications sector are subject to many of the same risks as companies in the technology sector, and are also subject to the risk that changes in federal or state regulation in the telecommunications sector could adversely affect the profitability of these companies.  Companies in the consumer goods sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer to invest in securities of issuers in other sectors perceived to offer greater opportunities for growth.

Real Estate Industry Concentration

The Real Estate Securities Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of companies in the real estate industry.  The concentration of the Real Estate Securities Fund’s investments in the real estate industry will subject the Real Estate Securities Fund to risks in addition to those that apply to the general equity markets.  Economic, legislative or regulatory developments may significantly affect the entire real estate industry and thus may subject the Real Estate Securities Fund to greater market fluctuations than a fund that does not concentrate in a particular industry.  In addition, the Real Estate Securities Fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties.  Because of the Real Estate Securities Fund’s strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in a single industry.

Borrowings

Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities, to the extent permitted by the 1940 Act.  Such borrowings may be on a secured or unsecured basis, and at fixed or variable rates of interest.  A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total assets.  The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

For the Actively Managed Funds, leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.

Securities Lending

Each Fund may lend its portfolio securities to unaffiliated broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured continuously by collateral, marked-to-market daily and maintained in an amount at least equal in value to the current market value of the securities loaned.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that meets the investment standards stated below under “Temporary Investments,” or any combination thereof.  The aggregate market value of securities lent by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund.  All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities subject to review by the Board.  There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or a loss of rights in the collateral should the borrower of the securities fail financially.  In the event a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional collateral, then the Fund could suffer a loss.

The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be invested in high quality, short-term debt obligations, government obligations, bank guarantees or money market mutual funds.  A Fund may also experience losses as a result of a diminution in the value of its cash collateral investments.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations.  The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or third-party pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Foreign Securities

Each Fund’s investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions.  By investing the majority of their assets in investments that are tied economically to different countries throughout the world, the International Equity Fund and the Enhanced Fundamental Index® International Equity Fund will be more susceptible to the additional risks of foreign investing than the other Funds, and as a result, the net asset value of the International Equity Fund and the Enhanced Fundamental Index® International Equity Fund may be more volatile, and have greater risks of loss than a domestic fund.

The Actively Managed Funds and the Enhanced Fundamental Index® International Equity Fund may invest in foreign securities directly, or through depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Investments in these types of securities, as well as securities of foreign issuers, involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. The economies of foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund.  Such changes will also affect a Fund’s investments in depositary receipts.

Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and the amount that may ultimately be available for distribution to the Fund’s shareholders.  See the section entitled “Taxes” below.

Emerging Market Countries

The International Equity Fund, the Core Plus Fixed Income Fund and the Enhanced Fundamental Index® International Equity Fund each may invest up to 20% of its total assets in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI Emerging MarketsSM Index.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious currency exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the International Equity Fund, the Core Plus Fixed Income Fund and the Enhanced Fundamental Index® International Equity Fund invest.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Foreign Currency Transactions

Although the Actively Managed Funds and the Enhanced Fundamental Index® International Equity Fund value their assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis.  A Fund’s foreign currencies generally will be held as “foreign currency call accounts” at foreign branches of foreign or domestic banks.  These accounts bear interest at negotiated rates and are payable upon relatively short demand periods.  If a bank became insolvent, a Fund could suffer a loss of some or all of the amounts deposited.  A Fund may convert foreign currency to U.S. dollars from time to time.  Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a “spread,” which is the difference between the prices at which the dealers are buying and selling foreign currencies.  Currently, only the Core Plus Fixed Income Fund expects to hedge its foreign currency exposure under normal market conditions, while the International Fund reserves the right to do so.

The Actively Managed Funds may enter into forward currency contracts. When required under the 1940 Act, when a Fund enters into forward contracts or currency futures, a Fund’s sub-advisor will earmark or cause the Fund’s custodian to designate on the Fund’s records or the Fund’s custodian’s records cash or liquid portfolio securities, which shall be unencumbered and marked-to-market daily.  (Any such assets and securities earmarked or designated as segregated on a Fund’s records, or by the custodian on its records, are referred to in this SAI as “Segregated Assets.”)  Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC in an amount equal to the value of that Fund’s total assets committed to consummation of the forward contracts and currency futures.

Certain transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged.  In addition, each Actively Managed Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another.  For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency.  Transactions that use two foreign currencies are sometimes referred to as “cross hedges.”  Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts or currency futures contracts varies with factors such as the interest rate environments in the relevant countries, the currency involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.  When a Fund enters into a forward currency contract, it relies on the counter-party to make or take delivery of the underlying currency at the maturity of the contract.  Failure by the counter-party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counter-party.  Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity.

Smaller and Mid-Sized Companies/Capitalization Stock

Many of the companies in which the Small/Mid Cap Value Fund, Small/Mid Cap Growth Fund, Real Estate Securities Fund, Enhanced Fundamental Index® Small Company Growth Fund and Enhanced Fundamental Index® Small Company Value Fund may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“Large-Sized Companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller companies and the stocks of companies with smaller or mid-sized capitalizations (“Small-Sized Companies”) have been more volatile in price than Large-Sized Companies.  Among the reasons for the greater price volatility of these Small-Sized Company stocks are the less certain growth prospects of Small-Sized Companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of Small-Sized Companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, Small-Sized Company stocks may, to a degree, fluctuate independently of Large-Sized Company stocks.  Small-Sized Company stocks may decline in price as Large-Sized Company stocks rise, or rise in price as Large-Sized Company stocks decline.  Investors should therefore expect that a Fund that invests primarily in Small-Sized Companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

Municipal Securities

The Tax-Exempt Fixed Income Fund invests primarily in municipal securities and the Core Plus Fixed Income Fund may also invest in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in, but are not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund are not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  However, the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each will consider this event in the determination of whether it should continue to hold the security in its portfolio.  If ratings made by Moody’s, S&P®, or Fitch, Inc.© (“Fitch”) change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund’s Prospectus.

Under normal circumstances, the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each will invest their assets in intermediate- to long-term Municipal Securities.  The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each will seek to invest in Municipal Securities of such maturities as the Advisor or sub-advisor believes will produce current income consistent with prudent investment.  The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each will also consider current market conditions and the cost of the insurance obtainable on such securities.

Participation Interests

The financial institutions from which the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund may purchase participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Funds the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee.  These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the Municipal Securities over the negotiated yield at which the participation interests were purchased by the Fund.  By purchasing participation interests, the Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the Advisor or sub-advisor will consider the following quality factors: a high-quality underlying Municipal Security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Participatory Notes (“participation notes”)

A Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies.  Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.

Municipal Leases

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity.  The lease payments and other rights under the lease provide for and secure payments on the certificates.  Municipal charters or the nature of the appropriation for the lease may limit lease obligations.  In particular, lease obligations may be subject to periodic appropriation.  If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments.  Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default.  The participants would only be able to enforce lease payments as they became due.  In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Because municipal leases may be considered illiquid, the Advisor or sub-advisor must carefully examine the liquidity of the lease before investing.  The Advisor or sub-advisor typically considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee’s general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Credit Enhancement

Some of the investments of the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund may be credit enhanced by a guaranty, letter of credit or insurance.  Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to a Fund and affect the prices of shares issued by the Fund.  The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in securities that are credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks.  The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each typically evaluate the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the financial condition and/or rating of the issuer.

Variable Rate or Floating Rate Municipal Securities

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund each may purchase Municipal Securities with variable or floating interest rates.  Variable or floating interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (i.e., every 30 days) and floating interest rates are adjusted whenever a benchmark rate changes.  Many variable or floating rate Municipal Securities are subject to payment of principal on demand by a Fund, usually in not more than seven days.  If a variable or floating rate Municipal Security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor or sub-advisor believes the security cannot be sold within seven days, the Advisor or sub-advisor may consider the security to be illiquid.  However, each Fund’s investment limitations provide that the Fund will not invest more than 15% of its net assets in illiquid securities.  All variable or floating rate Municipal Securities will meet the quality standards for a Fund. Variable and floating interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed income obligations.  Many Municipal Securities with variable or floating interest rates purchased by the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund are subject to repayment of principal (usually within seven days) on the demand of each Fund.  The terms of these variable or floating rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Auction Rate Securities

The Tax-Except Fixed Income Fund and the Core Plus Fixed Income Fund each may invest in auction rate Municipal Securities.  Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals.  The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield.  The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.  While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Industrial Development Bonds

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund may each invest in industrial development bonds, a type of Municipal Security.  Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities.  Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the privately or publicly owned entities to locate within their communities.  Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds.  The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities.  These bonds will be considered Municipal Securities eligible for purchase by a Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax.  The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund may each invest in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

Municipal Securities Risks

The value of the respective shares of the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund will fluctuate.  The amount of this fluctuation is dependent, to a certain extent, upon the quality and maturity of the Municipal Securities in each Fund’s portfolio, as well as on market conditions.  Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objectives also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund may each purchase Municipal Securities covered by insurance.  The insurance guarantees the timely payment of principal at maturity and interest on such securities.  These insured Municipal Securities are either covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (“Issuer-Obtained Insurance”), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by a Fund (the “Policies”).

A Fund will require or obtain municipal bond insurance when purchasing Municipal Securities that would not otherwise meet the Fund’s quality standards.  The Fund may also require or obtain municipal bond insurance when purchasing or holding specific Municipal Securities when, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities.  The Advisor anticipates that the Fund may have investments in insured Municipal Securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the Municipal Securities are outstanding and their respective insurers remain in business.  If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund may purchase two types of Policies issued by municipal bond insurers.  One type of Policy covers certain Municipal Securities only during the period in which they are in a Fund’s portfolio.  In the event that a Municipal Security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.  The other type of Policy covers Municipal Securities not only while they remain in the Fund’s portfolio, but also until their final maturity even if they are sold out of the Fund’s portfolio.  This allows the securities to have coverage that benefits all subsequent holders of those Municipal Securities.  The Fund will obtain insurance covering Municipal Securities until final maturity even after they are sold out of the Fund’s portfolio only if, in the judgment of the Advisor or sub-advisor, the Fund would receive net proceeds from the sale of those securities.  Net proceeds are calculated after deducting the cost of the permanent insurance and related fees.  Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the Municipal Securities were sold without insurance.  Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

A Fund pays the premiums for the Policies and, as a result, the yield on the Fund’s portfolio is reduced.  Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of Municipal Securities during the month.  Depending upon the characteristics of the Municipal Security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the Municipal Securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from Municipal Bond Investors Assurance Corp. (“MBIA”), AMBAC Indemnity Corporation (“AMBAC”), Financial Guaranty Insurance Company (“Financial Guaranty”), Financial Security Assurance (“FSA”) or any other municipal bond insurer that is rated in the highest rating category by a nationally recognized statistical rating organization (“NRSRO”).  Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims.  The claims must be equal to the payment of principal and interest on those Municipal Securities the Policy insures.  The Policies will have the same general characteristics and features.  A Municipal Security will be eligible for coverage if it meets certain requirements set forth in a Policy.  In the event interest or principal on an insured Municipal Security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.  The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA, AMBAC, Financial Guaranty and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund’s portfolio.  Also, MBIA, AMBAC, Financial Guaranty or FSA may not cancel their Policies for any reason except failure to pay premiums when due.  MBIA, AMBAC, Financial Guaranty and FSA will reserve the right at any time upon 90 days’ written notice to a Fund to refuse to insure any additional Municipal Securities purchased by the Fund after the effective date of such notice.  The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.  Additionally, the Board of Trustees reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, Financial Guaranty or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured Municipal Securities when and as such payments become due.  In the event of any acceleration of the due date of the principal, the guaranteed payments will be made in such amounts and at such times as payments of principal would have been due had there been no acceleration.  Reasons for possible acceleration are mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise.  The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source.  The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund or payments of any tender purchase price upon the tender of the Municipal Securities.  The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities.  However, with respect to small-issue industrial development municipal bonds and pollution-control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer.  The insurers do this if there are any changes in the tax-exempt status of interest on such Municipal Securities, including principal, interest or premium payments required to be made by or on behalf of the issuer pursuant to the terms of the Municipal Securities.  A “when-issued” Municipal Security will be covered under the Policies upon the settlement date of the original issue of such “when-issued” Municipal Security.  In determining whether to insure Municipal Securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of Municipal Securities.

Each of the municipal bond insurance companies has established reserves to cover estimated losses on defaulted municipal bonds.  However, a higher than expected default rate on municipal bonds that a company insures could deplete loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured municipal bonds, such as the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund.

Zero-Coupon, Delayed Interest and Capital Appreciation Securities

The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund may each invest in zero-coupon, delayed interest, pay-in-kind (“PIK”) and capital appreciation securities, which are securities that make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches.  If the issuer defaults, the Fund may not receive any return on its investment.  Because such securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities.  Since such bondholders do not receive interest payments, when interest rates rise, zero-coupon, delayed interest and capital appreciation securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon, delayed interest and capital appreciation securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon, delayed interest and capital appreciation securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.  To generate cash to satisfy distribution requirements, the Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash.  Similar to zero-coupon bonds and delayed interest securities, PIK securities are designed to give an issuer flexibility in managing cash flow.  PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without interest).  The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Structured Notes

The Core Plus Fixed Income Fund may invest in structured notes.  Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the “reference instrument”) or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In connection with its investments in structured notes, the Core Plus Fixed Income Fund will maintain Segregated Assets in accordance with pertinent SEC positions to cover its obligations with respect to such instruments.
Derivatives

Other than the International Equity Fund and the Core Plus Fixed Income Fund none of the Actively Managed Funds currently intend to invest in derivative securities, although each Fund may do so.  The Enhanced Fundamental Index® Funds invest in stock index futures for investment management purposes to remain fully invested and to gain exposure to relevant equity markets.  The Actively Managed Funds also may invest in stock index futures, as well as other derivative securities, such as call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.  Each Actively Managed Fund may invest in derivatives to hedge the value of its portfolio against changes in market conditions.

Options

The Actively Managed Funds may purchase and write call or put options on securities and indices and enter into related closing transactions.

All of the Actively Managed Funds may invest in options that are listed on U.S. exchanges or traded over-the-counter.  In addition, the International Equity Fund and the Core Plus Fixed Income Fund may invest in options that are listed on recognized foreign exchanges.  Certain over-the-counter options may be illiquid.  Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities.  Over-the-counter options are generally considered illiquid by the SEC.  Accordingly, a Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Call Options on Securities

A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the security to the holder of the call option at the exercise price during the exercise period.  The Actively Managed Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.  The premium is the market value of an option.

Purchasing Call Options on Securities

The Actively Managed Funds may purchase call options.  As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  Instead of exercising the option and purchasing the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less then the premium paid by the Fund.  A Fund may purchase call options on securities that it intends to buy in order to limit the risk of a substantial change in the market price of the security.  A Fund may also purchase call options on securities held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options on Securities

The Actively Managed Funds may write call options.  As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

Generally, a Fund will only write “covered call options.”  A call option is “covered” when the Fund either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

A Fund may write a call option that is not “covered” according to the description provided above, however, the Fund will maintain Segregated Assets in accordance with pertinent SEC positions.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security.  The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a call option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both.  If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options on Securities

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Actively Managed Funds may both purchase and write put options.

Purchasing Put Options on Securities

As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.

A Fund may purchase put options on it portfolio securities for defensive purposes (“protective puts”).  A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio.  A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options on Securities

As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

A Fund will only write put options on a covered basis.  For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium.  If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may choose to terminate its obligation as the writer of a put option by entering into a “closing purchase transaction.”  A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Advisor or the Fund’s sub-advisor wants to buy the underlying security for the Fund’s portfolio at a price lower than the current market price of the security.  To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.  Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.

Over-The-Counter (“OTC”) Options

The Actively Managed Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options.  OTC options differ from exchange traded options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done based on information from market makers.  OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.  There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid.  The Fund will treat OTC options and “cover” assets as illiquid securities for the purposes of the Funds’ limitation on investments in illiquid securities.

Options on Stock Indices

The Actively Managed Funds may also buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations.  Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number.  Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements of the underlying index rather than the price movements of an individual stock.  When a Fund writes an option on a stock index, the Fund will maintain Segregated Assets in accordance with pertinent SEC positions in an amount at least equal to the market value of the underlying stock index.  The Fund will maintain such Segregated Assets while the option is open or the Fund will otherwise cover the transaction.

Risks of Options

A Fund’s ability to hedge effectively all or a portion of its securities through transactions in options on securities and securities indices depends on the degree to which price movements in the underlying indices or securities correlate with price movements in the relevant portion of the Fund’s portfolio.  Because such securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect.  Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument.  It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both the securities and the hedging instrument.  Accordingly, successful use by a Fund of options on securities and securities indices will be subject to the Advisor’s or the sub-advisor’s ability to correctly predict movements in the direction of the securities markets generally or of a particular segment.  This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options and options on securities may be closed out only on an exchange which provides a secondary market.  There can be no assurance that a liquid secondary market will exist for any particular option at any specific time.  Thus, it may not be possible to close such an option.  The inability to close an option position could also have an adverse impact on a Fund’s ability to effectively hedge its securities.

Special Risks of Options on Indices

The Actively Managed Funds’ purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.  Accordingly, successful use by a Fund of options on indices is subject to the Advisor’s or sub-advisor’s ability to predict correctly the direction of movements in the market generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted.  If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing.  If such a change causes the exercised option to fall “out-of-the-money,” the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Futures Contracts

Each Actively Managed Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions.  In addition, each Enhanced Fundamental Index® Fund will buy stock index futures traded on domestic stock exchanges for investment management purposes to remain fully invested and to gain exposure to relevant equity markets.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and/or sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, a Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.  Each Fund may buy (and for the Actively Managed Funds, also sell) a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Fund’s net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations.  Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices.  The Core Plus Fixed Income Fund may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.  The International Equity Fund may purchase or sell currency futures contracts.

Risks Associated With Futures

Stock index futures are derivative instruments that are subject to a number of risks.  Purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund’s investments during certain market conditions.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of a Fund’s investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund’s initial investment in such a contract.

Successful use of futures contracts depends upon the Advisor’s or sub-advisor’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Advisor’s or sub-advisor’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits, referred to as “speculative position limits,” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on a Fund’s strategies for hedging its securities.

Futures purchased or sold by the International Equity Fund or purchased by the Enhanced Fundamental Index® International Equity Fund (and related options for the International Equity Fund) will normally be traded in foreign securities.  Participation in foreign futures (and for the International Equity Fund only, foreign options) transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  In particular, the International Equity Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on U.S. futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Other Investment Companies

Each Fund currently intends to limit its investments in securities issued by other investment companies (including exchange traded funds (“ETFs”)) so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund as a whole.

In addition, each of the Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

An ETF, a type of investment company that trades like common stock on an exchange, usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  An investment in an ETF generally presents the same primary risk as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, if the shares are de-listed from the exchange, or upon the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Actively Managed Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  A Fund’s forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions.  When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, it will maintain Segregated Assets in accordance with pertinent SEC positions in an amount equal to the amount of the commitment.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the delivery of the securities takes place.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date.  In these cases, a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or failing to receive a cumulative profit on the trade.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets.  Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

Short Sales

Although not currently part of any of the Fund’s primary investment strategies, each Fund has the ability to make short sales.  Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.  A Fund must borrow the security to deliver it to the buyer.  A Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrues on the security during the loan period.  To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Actively Managed Fund also has the ability to make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security owned by such Fund.  A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position.  A Fund receives the net proceeds from the short sale.

Real Estate Investment Trusts (“REITs”)

The Real Estate Securities Fund and the Large Cap Value Fund may invest their assets in REITs.  REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.  A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

A shareholder of a Fund, by investing in REITs indirectly through the Fund, will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs.  REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

Mortgage-Backed Securities

The Core Plus Fixed Income Fund may purchase mortgage-backed securities.  Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.  The Core Plus Fixed Income Fund may also purchase debt securities which are secured with collateral consisting of mortgage-backed securities (“Collateralized Mortgage Obligations”) and in other types of mortgage-related securities.  Mortgage-backed securities may be issued or guaranteed by U.S. government entities, such as the Government National Mortgage Association (“GNMA”), or by private lenders.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by GNMA is backed by GNMA and the full faith and credit of the U.S. government.  These guarantees, however, do not apply to the market value of fund shares.  Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages.  This premium is not guaranteed and would be lost if prepayment occurs.  Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not “full faith and credit” obligations.  Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns.  A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.  A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the fund to a lower rate of return upon reinvestment.  To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.  Some mortgage-backed securities (such as securities issued by the GNMA) are described as “modified pass-through.”  These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit.  The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers.  Such insurance and guarantees and the creditworthiness of the issuers thereof are generally considered in determining whether a mortgage-related security meets a Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund’s quality standards.

Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”)

The Actively Managed Funds may invest in CMOs and REMICs.  A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually.  CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the Federal Home Loan Mortgage Company, or Fannie Mae© and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity.  Actual maturity and average life will depend upon the prepayment experience of the collateral.  CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid.  Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class.  The investors holding the longer maturity classes receive principal only after the first class has been retired.  An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”).  Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”).  The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z.  The Fund A, B and C Bonds all bear current interest.  Interest on the Fund Z Bond is accrued and added to principal and a like amount is paid as principal on the Fund A, B, or C Bond currently being paid off.  When the Fund A, B and C Bonds are paid in full, interest and principal on the Fund Z Bond begins to be paid currently.  With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.  REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency.  They are secured by the underlying collateral of the private issuer.  Yields on privately-issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government.  Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs.  The Funds will not invest in subordinated privately-issued CMOs.  For federal income tax purposes, a Fund will be required to accrue income on CMOs and REMICs regular interests using the “catch-up” method, with an aggregate prepayment assumption.

Asset-Backed Securities

The Core Plus Fixed Income Fund may purchase debt obligations known as “asset-backed securities.”  Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream consisting of both principal and interest payments based on the receivables in the underlying pool.  Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Fund pay the debt service on the debt obligations issued.  The Core Plus Fixed Income Fund may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  Asset-backed securities may be classified as “pass-through certificates” or “collateralized obligations.”

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support.  Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely.  Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities.  Asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established.  In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance.  In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws.  Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees).  The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets.  Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars

The Core Plus Fixed Income Fund may enter into interest rate, mortgage, credit, currency and total return swaps, as well as interest rate caps, floors and collars.  The Core Plus Fixed Income Fund may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”.  The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap, cap, floor and collar positions.

A great deal of flexibility is possible in the way swap transactions are structured. However, generally the Core Plus Fixed Income Fund will enter into interest rate, total return and mortgage swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and mortgage swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund’s potential exposure in a transaction involving a swap or an interest rate floor, cap or collar is covered by the segregation of cash or liquid assets, the Fund and the Advisor believe that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The Core Plus Fixed Income Fund will not enter into any interest rate, mortgage or credit swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A or A-1 or better by S&P’s® or A or P-1 or better by Moody’s or their equivalent ratings. The Core Plus Fixed Income Fund will not enter into any currency swap transactions unless the unsecured commercial paper, senior debt or claims–paying ability of the other party thereto is rated investment grade by S&P’s® or Moody’s, or, if unrated by such rating organization, determined to be of comparable quality by the Advisor. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  The use of interest rate, mortgage, credit, total return and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if such an  investment technique were not used.

Warrants

Each of the Actively Managed Funds has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.  During normal market conditions, no more than 5% of each Fund’s net assets will be invested in warrants.  This 5% limit includes warrants that are not listed on any stock exchange.  Warrants acquired by the International Equity Fund in units or attached to securities are not subject to these limits.

Stripped Securities

Each Actively Managed Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATs”)) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Temporary Investments

Under normal market conditions, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund’s investment objective(s) are not immediately available.  Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include money market mutual funds, investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less.  A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable.  In addition, each Actively Managed Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although each of the Funds, except the Tax-Exempt Fixed Income Fund, may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund’s total assets at the time of purchase.  Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P®, Moody’s or a similar rating by another NRSRO.  In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

Repurchase and Reverse Repurchase Agreements

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to a Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement.  The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities.  A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Advisor or sub-advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Actively Managed Funds may also each enter into reverse repurchase agreements.  Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  A Fund will maintain Segregated Assets in accordance with pertinent SEC positions with a value equal to the value of its obligation under the agreement, including accrued interest.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed.  Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Advisor or sub-advisor acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

U.S. Government Obligations

Each Fund may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, Fannie Mae©, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and Resolution Trust Corp.  Government agency obligations have different levels of credit support and therefore, different degrees of credit risk.  Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae®, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. government, including the Federal Home Loan Banks, the Federal National Mortgage Association (‘‘FNMA" or "Fannie Mae©"), and the Federal Home Loan Mortgage Corporation (‘‘FHLMC’’ or "Freddie Mac©"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. government has recently provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. government will always do so or would do so yet again.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective(s) by converting to a master/feeder fund structure pursuant to which each Fund would invest all of its investable assets in a corresponding investment company having substantially the same investment objective(s) and policies as the Fund.

The Funds’ methods of operation and shareholder services would not be materially affected by their investment in other investment companies (“Master Portfolios”) having substantially the same investment objective and policies as the corresponding Funds, except that the assets of the Funds may be managed as part of a larger pool.  If the Funds invested all of their assets in corresponding Master Portfolios, they would hold only beneficial interests in the Master Portfolios; the Master Portfolios would directly invest in individual securities of other issuers.  The Funds would otherwise continue their normal operation.  The Board of Trustees would retain the right to withdraw any Fund’s investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; such Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no immediate intention to convert the Funds to a master/feeder fund structure.  The Board of Trustees has authorized this non-fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds’ shareholders.  If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a master/feeder fund structure.  Further, the Funds’ Prospectus and SAI would be amended to reflect the implementation of the Funds’ conversion and their shareholders would be notified.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted a policy and procedures relating to the disclosure of the Funds’ portfolio holdings information (the “Policy”).  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Trust’s Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of a Fund’s portfolio holdings, and for monitoring that the Funds do not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Advisor’s fiduciary duties to its clients, including the Funds.

The Trust’s Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board of Trustees has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Advisor’s compliance staff.  The Board of Trustees reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Funds and those of the Advisor or any other affiliate of the Funds.

In accordance with the Policy, each Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of each Fund’s portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund’s first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC’s Internet website at:  http://www.sec.gov.  The Funds also will post their respective portfolio holdings on their website 30 days after each calendar month-end, in accordance with the Policy.  The Trust’s Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that a Fund’s portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Funds or through a confidentiality agreement.

Under the Policy, the Funds also may share their portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Funds’ custodian, administrator, proxy voting vendor, consultants, legal counsel and independent registered public accounting firm as well as ratings agencies.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  In addition, because the Funds are managed using a multi-advisor approach, the Advisor will, from time to time, add or replace sub-advisors to the Funds.  In these instances, a Fund’s portfolio holdings may be disclosed in advance (typically 10-20 days) to the incoming sub-advisor to allow the sub-advisor to implement as streamlined a transition as possible.

Management of the Funds

Board of Trustees

The management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the “Board”).  The Board consists of five individuals, four of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.  The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee
Independent Trustees
William J. Klipp	Lead	Indefinite term	Retired; President and	13	Trustee, Adelante
Year of Birth: 1955	Independent	since January	Chief Operating		Funds (2000 to
c/o Genworth Financial Wealth	Trustee	2001; Lead	Officer, Charles		2010).
Management, Inc.		Independent	Schwab Investment
2300 Contra Costa Boulevard		Trustee since	Management, Inc. and
Suite 600		May 2007.	Executive Vice
Pleasant Hill, CA 94523-3967			President, Schwab
Funds (1993 to 1999).
Leonard H. Rossen	Independent	Indefinite term	President, Len Rossen	13	None
Year of Birth: 1932	Trustee	since January	Consulting (a legal
c/o Genworth Financial Wealth		2001.	consulting firm) (1999
Management, Inc.			to present).
2300 Contra Costa Boulevard
Suite 600
Pleasant Hill, CA 94523-3967

R. Thomas DeBerry	Independent	Indefinite term	Retired; President,	13	None
Year of Birth: 1941	Trustee	since January	DeBerry Consulting (a
c/o Genworth Financial Wealth		2001.	securities consulting
Management, Inc.			firm), (1988 to
2300 Contra Costa Boulevard			present).
Suite 600
Pleasant Hill, CA 94523-3967

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee
Dennis G. Schmal	Independent	Indefinite term	Self-employed	13	Trustee, Grail
Year of Birth: 1947	Trustee	since July 2007.	consultant (2003 to		Advisors ETF
c/o Genworth Financial Wealth			present).		Trust (2009 to
Management, Inc.					present); Trustee,
2300 Contra Costa Boulevard					Wells Fargo
Suite 600					Multi-Strategy
Pleasant Hill, CA 94523-3967					100 Fund (closed-
end hedge fund)
(2008 to present);
Director/
Chairman, Pacific
Metrics Corp.
(educational
services) (2005 to
present);
Director, Varian
Semiconductor
Equipment
Associates, Inc.
(2004 to present);
Director,
Merriman Curhan
Ford Group, Inc.
(financial
services) (2003 to
present).
Interested Trustee

Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee
Ronald Cordes*	Chairman of	Indefinite term	Principal, Genworth	13	Director,
Year of Birth: 1959	the Board	since January	Financial Wealth		ThinkImpact (non-
c/o Genworth Financial Wealth	and Trustee	2001.	Management, Inc.		profit organization)
Management, Inc.			(“GFWM”) (1994 to		(2010- present);
2300 Contra Costa Boulevard			present); President,		Director, Transfair,
Suite 600			AssetMark Funds (2001 to		USA
Pleasant Hill, CA 94523-3967			2008).		(non-profit
organization)
(2010-present);
Director/Vice
Chairman, Sarona
Frontier General
Partner,
Inc. (investment
fund) (2010-
present); Director,
Microvest
Fund I, Investment
Committee
(investment fund)
(2009-present);
Board of Regents,
University of the
Pacific (2009-
present); Director,
East Bay
Community
Foundation
(2007-present);
Director, Katalysis
Bootstrap Fund
(nonprofit
organization)
(2005-present);
Advisory Board,
Boys and Girls
Clubs of Oakland
(2002-present).

Officers of the Trust**
Name, Address and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
Carrie E. Hansen	President	Renewed 1-Year term	President, Genworth Financial Asset Management Funds
Year of Birth: 1970		since May 2007	(“GFAM”) and Genworth Variable Insurance Trust
c/o Genworth Financial Wealth			(“GVIT”) (2008 to present); Senior Vice President and
Management, Inc.			Chief Operations Officer, GFWM (2008 to present);
2300 Contra Costa Boulevard			Chairman, Genworth Financial Trust Company (2008 to
Suite 600			present); Senior Vice President and Managing Director,
Pleasant Hill, CA 94523-3967			AssetMark Funds (2007 to 2008); Treasurer and Chief
Compliance Officer, GFAM Funds (2007 to 2008); Chief
Compliance Officer, AssetMark Funds (2005 to 2008);
Treasurer, AssetMark Funds (2001 to 2008); Senior Vice
President, Chief Financial Officer and Chief Compliance
Officer, GFWM, formerly AssetMark Investment Services,
Inc. (2004 to 2007).

Deborah Djeu	Vice	Renewed 1-Year term	Vice President, Chief Compliance Officer and AML
Year of Birth: 1962	President,	since May 2008	Compliance Officer, GFAM and GVIT (2008 to present);
c/o Genworth Financial Wealth	Chief		Deputy Chief Compliance Officer, AssetMark Funds (2007
Management, Inc.	Compliance		to 2008); Compliance Manager, GE Money (2006 to 2007);
2300 Contra Costa Boulevard	Officer and		Vice President, Wells Fargo Investments LLC (2004 to
Suite 600	AML		2006).
Pleasant Hill, CA 94523-3967	Compliance
Officer
Christine Villas-Chernak	Deputy	Since 2009	Deputy Chief Compliance Officer, GVIT (2009 to present);
Year of Birth: 1968	Chief		Secretary, GFAM (2009 to present); Secretary, GVIT (2008
c/o Genworth Financial Wealth	Compliance		to 2010); Senior Compliance Officer, Genworth Financial
Management, Inc.	Officer,		Wealth Management, Inc. (2005 to 2009); Fund
2300 Contra Costa Boulevard			Administration & Compliance Manager, AssetMark
Suite 600	Secretary	Renewed 1-Year term	Investment Services, Inc. (2004 to 2005); Fund
Pleasant Hill, CA 94523-3967		since September 2006	Administration & Compliance Specialist, AssetMark
Investment Services, Inc. (2002 to 2004).

Starr E. Frohlich	Vice	1-Year term since March	Vice President and Treasurer, GFAM and GVIT (March
Year of Birth: 1972	President	2010	2010-Present); Director of Fund Administration, Genworth
c/o Genworth Financial Wealth	and		Financial Wealth Management, Inc. (March 2010-Present);
Management, Inc.	Treasurer		Vice President, U.S. Bancorp Fund Services, LLC (1997-
2300 Contra Costa Boulevard			2010).
Suite 600
Pleasant Hill, CA 94523-3967

*Ronald Cordes is considered to be an “interested person” of the Trust as defined in the 1940 Act due to his relationship with the Advisor.

** Each Officer of the Trust serves at the pleasure of the Board of Trustees.

Fund Leadership Structure

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board.  Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the investment advisor and sub-advisors, administrator, transfer agent, distributor and custodians.  The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Funds, and exercising general service provider oversight.  The Board has appointed employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting to the Board regarding Trust operations.  The Board has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters, as well as a Chief Risk Officer, who regularly reports to the Board on risk-related matters.  The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds.  The role of the Board and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

The Board is currently composed of four Independent Trustees and one Trustee who is affiliated with the Advisor.  The Board has appointed Mr. Cordes to serve in the role of Chairman.  Mr. Cordes is a Principal of the Advisor, and was one of the founders of the company.  The Independent Trustees have designated Mr. Klipp as the Lead Independent Trustee.  As the Lead Independent Trustee, Mr. Klipp participates in and helps to coordinate the preparation of agendas for the Board meetings, and acts as a liaison between meetings among the Trust’s officers, other Trustees, the Advisor, other service providers and counsel to the Independent Trustees.  The Lead Independent Trustee may also perform such other functions as may be requested by the other Independent Trustees from time to time.

Board Committees.  The Board has two standing committees, as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust.  In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Trust’s accounting and financial reporting policies and practices, internal control over the Trust’s financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (4) to act as a liaison between the Trust’s independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually.  The Audit Committee is comprised of all of the Independent Trustees.  Mr. Schmal is the Chairman of the Audit Committee.  The Audit Committee Chairman serves as the Board’s liaison with the independent auditors and meets periodically with the independent auditors during the year.  During the fiscal year ended March 31, 2010, the Audit Committee met three times.

Nominating and Governance Committee.  The Nominating and Governance Committee is responsible for: (1) seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; (2) making recommendations to the Board regarding the composition of the Board and its committees; and (3) coordinating the process to assess Board effectiveness and developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee.  The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  The Nominating and Governance Committee meets as often as necessary or appropriate to discharge its functions, and reports its actions and recommendations to the Board on a regular basis.  During the fiscal year ended March 31, 2010, the Nominating and Governance Committee met two times.

Oversight of Risk.  The Board oversees risk as part of its general oversight of the Funds.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers, the advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds.  The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects.  Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, advisor, sub-advisors, principal underwriter, and fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with and receiving reports from the Advisor’s Chief Risk Officer and other management personnel to discuss risks related to the Funds’ investments and operations.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Qualifications and Experience.  The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure.  Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the advisor and other service providers, and the ability to exercise independent business judgment.  Also, in addition to a demonstrated record of academic, business and professional accomplishment, all of the Trustees have served on the Board for a number of years.  In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.   Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

William J. Klipp.  Mr. Klipp has served as a Trustee since the Trust was established in 2001, and he serves as the Lead Independent Trustee.  Mr. Klipp has more than 30 years of experience in the investment management and financial services industry, including serving as president and chief operating officer of a large investment management and mutual fund group.  Mr. Klipp also served as a Trustee to several other mutual fund groups as well as executive vice president of a large financial services company.

Leonard H. Rossen.  Mr. Rossen has served as a Trustee since the Trust was established in 2001.  Mr. Rossen has more than 40 years of experience in the investment management industry, primarily focusing on legal and regulatory matters.  Mr. Rossen’s professional background includes serving as corporate counsel of a large mutual fund and advisory organization.  Previously, Mr. Rossen served in various positions within the Securities and Exchange Commission for more than 15 years.

R. Thomas DeBerry.  Mr. DeBerry has served as a Trustee since the Trust was established in 2001.  Mr. DeBerry has more than 40 years of experience in the financial services industry, including serving as a senior executive of a broker-dealer providing mutual fund trading platform services, and as the president of a securities consulting firm.

Dennis G. Schmal.  Mr. Schmal has served as a Trustee of the Trust since 2007 and serves as the Chairman of the Audit Committee.  Mr. Schmal has over 30 years of business/financial experience, including serving as a partner of an independent accounting firm, where his work included auditing the financial statements of public companies and financial institutions.

Ronald Cordes.  Mr. Cordes has served as a Trustee and Chairman since the Trust was established in 2001.  He is one of the three founders of the Advisor, and has extensive experience in the investment management and mutual fund industry.

The Board believes that the Trust’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board’s independent judgment.  The Board’s leadership structure permits important roles for the Principal of the Advisor, who serves as Chairman of the Trust and oversees the Advisor’s day-to-day management of the Funds, and for the Independent Trustees, through the designation of a Lead Independent Trustee and the participation of the other Independent Trustees.  In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating and Governance Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on financial, governance and risk-oversight related issues.  Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designations of Chairman, Lead Independent Trustee or Chairman of the Audit Committee do not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  The Lead Independent Trustee receives an additional retainer fee of $10,000 per year.  The Audit Committee Chair receives an additional retainer fee of $5,000 per year.  Telephonic meeting fees are determined according to length of the meeting, as follows: $2,000 for one to two hours, $3,000 for two to three hours and $4,000 for three hours or longer.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their service as Trustees.  No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

The table below sets forth the compensation paid by the Trust to each of the current Trustees during the fiscal year ended March 31, 2010:

Name of Person/Position	Aggregate Compensation From All Funds in the Trust*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Ronald D. Cordes, President, Chairperson, Interested Trustee	None	None	None	None

William J. Klipp, Lead Independent Trustee	$88,000	None	None	$88,000

Leonard Rossen, Independent Trustee	$69,500	None	None	$69,500

R. Thomas DeBerry, Independent Trustee	$78,000	None	None	$78,000

Dennis G. Schmal, Independent Trustee	$83,000	None	None	$83,000

*
The Trustees’ compensation with regard to the Enhanced Fundamental Index® International Equity Fund is not included in the table above because this Fund had not commenced operations as of the date of this SAI.

Board Interest in the Funds

Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Funds as of December 31, 2009 (1) (2)

Name of Fund	Ronald Cordes, Interested Trustee	William Klipp, Independent Trustee	Leonard Rossen, Independent Trustee	R. Thomas DeBerry, Independent Trustee	Dennis Schmal, Independent Trustee

Large Cap Growth Fund	None	None	None	None	None

Large Cap Value Fund	None	None	None	None	None

Small/Mid Cap Growth Fund	None	None	None	None	None

Small/Mid Cap Value Fund	None	None	None	None	None

International Equity Fund	D	None	None	B	None

Real Estate Securities Fund	B	None	None	B	None

Name of Fund	Ronald Cordes, Interested Trustee	William Klipp, Independent Trustee	Leonard Rossen, Independent Trustee	R. Thomas DeBerry, Independent Trustee	Dennis Schmal, Independent Trustee

Tax-Exempt Fixed Income Fund	None	None	None	None	None

Core Plus Fixed Income Fund	None	None	None	None	None

Enhanced Fundamental Index® Large Company Growth Fund	D	None	None	None	None

Enhanced Fundamental Index® Large Company Value Fund	D	None	None	None	None

Enhanced Fundamental Index® Small Company Growth Fund	C	None	None	None	None

Enhanced Fundamental Index® Small Company Value Fund	C	None	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	D	None	None	B	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.
(2)
The Trustees’ ownership of the Enhanced Fundamental Index® International Equity Fund shares is not included in the table above because this Fund had not commenced investment operations as of the date of this SAI.

Principal Holders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.  As of June 30, 2010, the officers and Trustees of the Trust, as a group, owned [less than 1%] of the outstanding shares of each of the Funds.  The principal holder and control person ownership of the Enhanced Fundamental Index® International Equity Fund shares is not included below because the Fund had not commenced investment operations as of the date of this SAI.

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of June 30, 2010.

Principal Holders and Control Persons of the Large Cap Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	10,753,783	45.84%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	8,285,848	35.32%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	2,826,665	12.05%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

National Financial Services LLC	1,522,292	6.49%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Principal Holders and Control Persons of the Large Cap Value Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	12,060,952	47.04%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	9,296,842	36.26%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	3,209,665	12.52%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

Principal Holders and Control Persons of the Small/Mid Cap Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	2,323,568	47.00%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	1,796,615	36.34%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	567,460	11.48%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

Principal Holders and Control Persons of the Small/Mid Cap Value Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	1,968,802	46.36%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	1,519,914	35.79%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	518,421	12.21%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

Principal Holders and Control Persons of the International Equity Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	14,359,511	44.58%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	10,568,113	32.81%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	5,502,778	17.08%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

National Financial Services LLC	1,702,229	5.28%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Principal Holders and Control Persons of the Real Estate Securities Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	2,269,573	46.73%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	1,564,608	32.22%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	735,762	15.15%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

National Financial Services LLC	277,472	5.71%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Principal Holders and Control Persons of the Tax-Exempt Fixed Income Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	8,321,006	48.08%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	4,379,273	25.30%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	3,797,622	21.94%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

Principal Holders and Control Persons of the Core Plus Fixed Income Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	26,318,051	43.71%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

TD Ameritrade Inc.	17,933,913	29.79%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

Genworth Financial Trust Company	10,968,452	18.22%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

National Financial Services LLC	4,500,724	7.48%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Principal Holders and Control Persons of the Enhanced Fundamental Index® Large Company Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	3,071,411	38.19%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

Genworth Financial Trust Company	2,540,444	31.59%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

TD Ameritrade Inc.	1,720,138	21.39%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

National Financial Services LLC	709,505	8.82%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Principal Holders and Control Persons of the Enhanced Fundamental Index® Large Company Value Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	2,857,595	37.43%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

Genworth Financial Trust Company	2,393,893	31.36%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

TD Ameritrade Inc.	1,621,151	21.24%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

National Financial Services LLC	761,223	9.97%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Principal Holders and Control Persons of the Enhanced Fundamental Index® Small Company Growth Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	578,495	37.59%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

Genworth Financial Trust Company	481,687	31.30%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

TD Ameritrade Inc.	322,548	20.96%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

National Financial Services LLC	156,169	10.15%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Principal Holders and Control Persons of the Enhanced Fundamental Index® Small Company Value Fund

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC	354,653	36.15%	Record
Attn: Mutual Funds
PO Box 2052
Jersey City, NJ 07303

Genworth Financial Trust Company	318,251	32.44%	Record
FBO GFWM and its clients
3200 North Central Avenue
Phoenix, AZ 85012

TD Ameritrade Inc.	204,154	20.81%	Record
FBO its clients
PO Box 2226
Omaha, NE 68103

National Financial Services LLC	103,973	10.60%	Record
Attn: Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

Investment Advisor and Sub-Advisors

The Advisor, a California corporation, serves as the investment advisor to the Funds.  The Advisor is registered as an investment advisor with the SEC.  The Advisor provides investment consulting and administrative services to advisors and broker-dealers and administered in excess of $16 billion in investor assets, as of June 30, 2010, including mutual funds, variable annuities, ETFs and privately managed accounts.

The Advisor is a subsidiary of Genworth Financial, Inc. (“Genworth”), a publicly traded company. Genworth, headquartered in Richmond, Virginia, is an insurance company in the United States with a global presence, with operations in 25 countries. Genworth serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers.

With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board of Trustees, a number of sub-advisors are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds.

Subject to Board review, the Advisor allocates and, when appropriate, reallocates the Funds’ assets among sub-advisors, monitors and evaluates sub-advisor performance, and oversees sub-advisor compliance with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement.  For the fiscal periods ended March 31, 2010, March 31, 2009 and March 31, 2008, the following advisory fees were paid to the Advisor:

Fund*	Advisory Fee Accrued
	2010	2009	2008
Large Cap Growth Fund	$2,130,675	$4,156,126	$7,099,590
Large Cap Value Fund	$1,999,561	$3,560,881	$6,224,443
Small/Mid Cap Growth Fund	$476,987	$785,977	$1,624,142
Small/Mid Cap Value Fund	$521,755	$762,992	$1,154,663
International Equity Fund	$2,459,938	$4,307,910	$7,155,044
Real Estate Securities Fund	$341,535	$472,111	$781,414
Tax-Exempt Fixed Income Fund	$1,518,426	$1,814,431	$2,126,061
Core Plus Fixed Income Fund	$4,043,222	$4,625,651	$5,737,214
Enhanced Fundamental Index® Large Company Growth Fund	$445,790	$508,070	$164,937	**
Enhanced Fundamental Index® Large Company Value Fund	$369,541	$416,560	$128,237	**
Enhanced Fundamental Index® Small Company Growth Fund	$107,277	$91,239	$27,610	**
Enhanced Fundamental Index® Small Company Value Fund	$61,933	$51,561	$12,020	**

*
Advisory fees paid to the Advisor for the Enhanced Fundamental Index® International Equity Fund are not included in the table above because the Fund has not commenced investment operations as of the date of this SAI.

**	For the period from August 9, 2007, the commencement of investment operations, to March 31, 2008.

Fund*	Advisory Fee Paid After Waivers
	2010	2009	2008
Large Cap Growth Fund	$2,130,675	$4,156,126	$7,099,590
Large Cap Value Fund	$1,999,561	$3,560,881	$6,224,443
Small/Mid Cap Growth Fund	$476,987	$785,977	$1,624,142
Small/Mid Cap Value Fund	$521,755	$762,992	$1,154,663
International Equity Fund	$2,459,938	$4,307,910	$7,155,044
Real Estate Securities Fund	$341,535	$472,111	$781,414
Tax-Exempt Fixed Income Fund	$1,492,506	$1,781,661	$2,126,061
Core Plus Fixed Income Fund	$4,043,222	$4,625,651	$5,737,214
Enhanced Fundamental Index® Large Company Growth Fund	$295,421	$345,419	$32,053	**
Enhanced Fundamental Index® Large Company Value Fund	$369,541	$357,932	$7,721	**
Enhanced Fundamental Index® Small Company Growth Fund	$31,123	$31,298	$0	**
Enhanced Fundamental Index® Small Company Value Fund	$17,490	$1,198	$0	**

*
Advisory fees paid to the Advisor after waivers for the Enhanced Fundamental Index® International Equity Fund are not included in the table above because the Fund has not commenced investment operations as of the date of this SAI.

**	For the period from August 9, 2007, the commencement of investment operations, to March 31, 2008.

In addition, under the Expense Waiver and Reimbursement Agreement, the Advisor may recapture waived fees and expenses borne for a three-year period under specified conditions.  The following fees were recouped by the Advisor from the Fund for the fiscal periods ended March 31, 2010, March 31, 2009 and March 31, 2008:

Fund*	Recoupment of Fees Waived
	2010	2009	2008
Large Cap Growth Fund	$0	$0	$0
Large Cap Value Fund	$0	$0	$0
Small/Mid Cap Growth Fund	$0	$0	$0
Small/Mid Cap Value Fund	$0	$0	$0
International Equity Fund	$0	$0	$0
Real Estate Securities Fund	$0	$0	$0
Tax-Exempt Fixed Income Fund	$0	$0	$0
Core Plus Fixed Income Fund	$0	$0	$0
Enhanced Fundamental Index® Large Company Growth Fund	$0	$0	$0	**
Enhanced Fundamental Index® Large Company Value Fund	$81,116	$18,994	$0	**
Enhanced Fundamental Index® Small Company Growth Fund	$0	$0	$0	**
Enhanced Fundamental Index® Small Company Value Fund	$1,880	$0	$0	**

*
Advisory fees recouped by the Advisor for the Enhanced Fundamental Index® International Equity Fund are not included in the table above because the Fund has not commenced investment operations as of the date of this SAI.

**	For the period from August 9, 2007, the commencement of investment operations, to March 31, 2008.

The Advisor is currently waiving expenses for the Tax-Exempt Fixed Income Fund, Enhanced Fundamental Index® Large Company Growth Fund, Enhanced Fundamental Index® Large Company Value Fund, Enhanced Fundamental Index® Small Company Growth Fund and Enhanced Fundamental Index® Small Company Value Fund to keep these Funds at their expense cap. Waived expenses subject to potential Recovery for the fiscal years ended March 31, 2010, March 31, 2009 and March 31, 2008 are as follows:

Fund	Year of Expiration
	3/31/2011	3/31/2012	3/31/2013

Tax-Exempt Fixed Income Fund	$0	$26,066	$32,625

Enhanced Fundamental Index® Large Company Growth Fund	$132,884	$162,651	$150,369

Enhanced Fundamental Index® Large Company Value Fund	$20,406	$77,621	$66,824

Enhanced Fundamental Index® Small Company Growth Fund	$85,646	$59,941	$76,154

Enhanced Fundamental Index® Small Company Value Fund	$79,554	$50,363	$46,323

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by each sub-advisor.  For the fiscal periods ended March 31, 2010, March 31, 2009 and March 31, 2008, the following fees, as a percentage of such Fund’s average daily net assets, were paid to the sub-advisors:

	2010		2009		2008
Fund*	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts	Percentage of average daily net assets	Aggregate dollar amounts

Large Cap Growth Fund	0.42%	$946,044	0.41%	$1,846,531	0.40%	$3,130,893
Large Cap Value Fund	0.40%	$848,364	0.39%	$1,537,763	0.40%	$2,709,528
Small/Mid Cap Growth Fund	0.44%	$219,093	0.44%	$362,759	0.44%	$747,439
Small/Mid Cap Value Fund	0.51%	$269,378	0.51%	$400,897	0.51%	$606,557
International Equity Fund	0.39%	$1,020,879	0.38%	$1,723,558	0.36%	$2,771,446
Real Estate Securities Fund	0.40%	$143,804	0.40%	$198,784	0.40%	$329,457
Tax-Exempt Fixed Income Fund	0.21%	$399,607	0.21%	$471,980	0.21%	$545,478
Core Plus Fixed Income Fund	0.21%	$1,115,110	0.20%	$1,231,828	0.19%	$1,458,194
Enhanced Fundamental Index® Large Company Growth Fund	0.23%	$133,737	0.22%	$152,421	0.22%**	$49,469
Enhanced Fundamental Index® Large Company Value Fund	0.23%	$110,862	0.22%	$124,968	0.22%**	$38,462
Enhanced Fundamental Index® Small Company Growth Fund	0.27%	$37,905	0.27%	$32,238	0.26%**	$9,753
Enhanced Fundamental Index® Small Company Value Fund	0.26%	$21,883	0.27%	$18,218	0.26%**	$4,246
*
The aggregate sub-advisory fees paid by the Advisor for the Enhanced Fundamental Index® International Equity Fund are not included in the table above because the Fund has not commenced investment operations as of the date of this SAI.

**	The “Percentage of average daily net assets” is annualized for the period from August 9, 2007, the commencement of investment operations, to March 31, 2008.

The advisory agreement and certain portions of the sub-advisory agreements provide that the Advisor or any sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.  In addition, certain of the sub-advisory agreements provide that the sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.

The Sub-Advisors and Portfolio Managers

The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the respective Funds.  In the performance of their responsibilities, conflicts of interest may occur between the management of the respective Funds and the other accounts of a sub-advisor.  In addition to the conflicts identified by the sub-advisors, other actual or apparent conflicts may arise.  Unequal time and attention may be devoted to the management of the respective Funds and the sub-advisors’ other accounts. All information in this section is provided as of March 31, 2010, unless indicated otherwise.

Rainier Investment Management, Inc. (“Rainier”), a sub-advisor to the Large Cap Growth Fund, is an independent, employee-owned investment advisory firm. As of June 30, 2010, Rainier had approximately $15.9 billion in assets under management.

As of March 31, 2010, in addition to the Large Cap Growth Fund, portfolio managers James R. Margard, Mark W. Broughton, Mark H. Dawson, Peter M. Musser and Daniel M. Brewer were responsible for the day-to-day management of certain other accounts, as follows:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	14	$9.3 billion	0	$0
Other Pooled Investment Vehicles	8	$1.0 billion	0	$0
Other Accounts	156	$7.2 billion	0	$0

Individual investment professionals at Rainier manage multiple accounts for multiple clients. These accounts may include investment companies and separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies or foundations). Conflicts of interest in connection with the Fund’s investments and the investments of other accounts managed by Rainier are minimal due to the nature of Rainier’s investment process. Rainier’s individual portfolio managers have very little discretion in structuring individual client portfolios, since all portfolios are team-managed and hold approximately the same companies and weightings. Rainier manages its portfolios on a true team basis, with all portfolio managers having veto authority on all portfolio buy-sell decisions.

Rainier’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Rainier has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing accounts for multiple clients. In addition, Rainier monitors a variety of areas, including compliance with discretionary account guidelines and compliance with Rainier’s code of ethics.

Rainier receives a fee based on the portion of the Large Cap Growth Fund’s assets allocated to Rainier as set forth in the Investment Sub-Advisory Agreement between Rainier and the Advisor with respect to the Large Cap Growth Fund. Rainier pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Large Cap Growth Fund.

Rainier believes that its compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Rainier receive a competitive base salary. Additionally, investment professionals who are shareholders of Rainier receive a dividend based on the number of Rainier shares owned, and investment professionals who are principals receive a bonus based on Rainier’s profitability.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Rainier and is designed to be competitive in light of the individual’s experience and responsibilities.

As of March 31, 2010, none of the portfolio managers owned any shares of the Large Cap Growth Fund.

Atlanta Capital Management Company, LLC (“Atlanta”), sub-advisor of the Large Cap Growth Fund, is a majority-owned subsidiary of Eaton Vance Acquisitions, a wholly owned subsidiary of Eaton Vance Corp.  Atlanta is based in Atlanta, Georgia and manages equity and fixed income investments with a primary focus on separate account management for institutional clients with approximately $7.9 billion in assets under management as of  June 30, 2010.  Atlanta believes attractive investment returns are produced by investing in a diversified portfolio of high quality companies capable of sustaining superior rates of earnings growth. Atlanta is registered as an investment advisor with the SEC.

Atlanta manages its allocated portion of the Large Cap Growth Fund using a portfolio management team comprised of William R. Hackney III, Paul J. Marshall and Richard B. England.  As of March 31, 2010, in addition to the Large Cap Growth Fund, the team members were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
William R. Hackney III
Registered Investment Companies	5	$1.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	97	$2.1 billion	0	$0

Paul J. Marshall
Registered Investment Companies	4	$1.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	95	$2.1 billion	0	$0

Richard B. England
Registered Investment Companies	4	$1.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	95	$2.1 billion	0	$0

Individual investment professionals at Atlanta manage multiple accounts for multiple clients.  These accounts may include mutual funds and separate accounts (assets managed on behalf of institutions, such as corporations, foundations, pension funds and separately managed account programs sponsored by financial institutions, or high-net-worth individuals).  When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account or fund over others in terms of allocation of management time, resources and investment opportunities.  In addition, differences in the investment strategies and/or investment restrictions between accounts may result in actions for one account that differ from actions taken with respect to other accounts or the Fund.  The portfolio management team members are aware of and abide by Atlanta’s trade allocation, order aggregation and brokerage allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  Performance dispersion among accounts employing similar investment strategies is periodically examined by Atlanta to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

Atlanta accepts incentive fees where return expectations and the time period over which returns are measured are reasonable and agreeable to both parties.  Performance-based fees may create an incentive for Atlanta to make investments that are riskier or more speculative than would be the case in the absence of a performance based fee or to favor performance-based accounts in the allocation of investment decisions, as Atlanta’s compensation may be larger than it otherwise would have been due to account performance.  Due to the potential conflict of interest associated with performance-based accounts, Atlanta has adopted procedures to monitor performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive fee accounts.  Additionally, the performance of accounts for which Atlanta is paid a performance-based incentive fee is not considered separately or accorded disproportionate weighting in determining portfolio manager incentive compensation.

Atlanta’s portfolio managers’ compensation includes a fixed salary that is commensurate with the portfolio managers’ responsibilities and performance.  Compensation is competitive with other firms within the investment management industry, is reviewed on an annual basis and is evaluated based on the current investment management industry standards.

Each portfolio manager also receives a bonus that is based on the composite performance of the funds and accounts in each product for each team that the portfolio manager serves.  The pre-tax performance of the other accounts managed is normally calculated for the period ending the preceding fiscal year end on June 30th.  Team performance is based on the one-year, three-year and five-year total return investment and is primarily measured against product-specific benchmarks and peer groups.  For those managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis and is based on averages or weighted averages among those funds and accounts.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta and its parent company, Eaton Vance Corp.  The size of the overall incentive compensation pool is determined each year by Atlanta’s management team in consultation with Eaton Vance Corp. and depends primarily on Atlanta’s profitability for the year.

All portfolio managers maintain an ownership interest in Atlanta through an LLC holding company.  Firm profits are distributed to owners based on their individual ownership percentage.

As of March 31, 2010, none of the members of Atlanta’s portfolio management team owned any shares of the Large Cap Growth Fund.

Wellington Management Company, LLP (“Wellington Management”), a sub-advisor of the Large Cap Growth Fund and a Massachusetts limited liability partnership, is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  Wellington Management is an SEC-registered investment advisor, and as of June 30, 2010 had investment management authority with respect to approximately $544 billion in assets (the firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve).

As of March 31, 2010, in addition to the Large Cap Growth Fund, portfolio manager Mammen Chally managed the following accounts:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
Mammen Chally, CFA
Registered Investment Companies	9	$3.3 billion	0	$0
Other Pooled Investment Vehicles	9	$667 million	0	$0
Other Accounts	12	$3.3 billion	1	$128 million

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Large Cap Growth Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (the “portfolio manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Large Cap Growth Fund. The portfolio manager makes investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the portfolio manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

The portfolio manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a portfolio manager may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Large Cap Growth Fund. Because incentive payments paid by Wellington Management to the portfolio manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the portfolio manager. Finally, the portfolio manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with its Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Wellington Management receives a fee based on the assets under management of the Large Cap Growth Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and the Advisor on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended March 31, 2010.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Large Cap Growth Fund’s portfolio manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund includes a base salary and incentive components. The portfolio manager’s base salary is determined by his experience and performance in his role as a portfolio manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a portfolio manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. The portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the Portfolio Manager and generally each other account managed by such portfolio manager. The portfolio manager’s incentive payment relating to the fund is linked to the gross pre-tax performance of the portion of the Large Cap Growth Fund managed by the portfolio manager compared to the Russell 1000 Growth Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the portfolio manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The portfolio manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.

As of March 31, 2010, Mr. Chally did not own any shares of the Large Cap Growth Fund

Diamond Hill Capital Management, Inc. (“Diamond Hill”), a sub-advisor to the Large Cap Value Fund, is a SEC-registered investment advisor based in Columbus, Ohio. Diamond Hill is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc., a publicly traded holding company. As of June 30, 2010, Diamond Hill had approximately $6.5 billion in assets under management.

As of March 31, 2010, in addition to the Large Cap Value Fund, portfolio managers Charles S. Bath and William C. Dierker were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Charles S. Bath
Registered Investment Companies	4	$2.9 billion	0	$0
Other Pooled Investment Vehicles	6	$381 million	3	$265 million
Other Accounts	196	$2.2 billion	4	$28 million

William C. Dierker
Registered Investment Companies	4	$1 billion	0	$0
Other Pooled Investment Vehicles	3	$116 million	0	$0
Other Accounts	213	$2.2 billion	4	$28 million

Individual investment professionals at Diamond Hill manage multiple accounts for multiple clients. These accounts may include investment companies and separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies or foundations). Conflicts of interest in connection with the Large Cap Value Fund’s investments and the investments of other accounts managed by Diamond Hill are monitored through detailed conflicts of interest management policies and procedures. Diamond Hill has adopted a code of ethics as well as policies and procedures that cover secondary market trade allocation and trade aggregation. Diamond Hill’s policies and procedures are subject to internal review and monitoring.

Diamond Hill receives a fee based on the portion of the Large Cap Value Fund’s assets allocated to Diamond Hill as set forth in the Investment Sub-Advisory Agreement between Diamond Hill and the Advisor with respect to the Large Cap Value Fund. Diamond Hill pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Large Cap Value Fund.

Diamond Hill’s compensation packages are comprised of a base salary, as well as bonus and equity incentives.

Base Salary. Each portfolio manager is paid a base salary, which is determined by Diamond Hill and is designed to be competitive in light of the individual’s experience and responsibilities.

Incentive Bonus. Generally, the incentive bonus package for Diamond Hill’s portfolio managers is directly tied to long-term relative pre-tax investment performance of the portfolios they manage. Relative investment performance is measured against the respective portfolio’s benchmark and its peer group, and long-term is defined as the trailing five years or, if less than five years, since the individual became the portfolio manager of the portfolio. On average, a portfolio manager’s total compensation is comprised of: 20% base salary, 25% cash bonuses and 55% equity incentives.

As of March 31, 2010, none of the portfolio managers owned any shares of the Large Cap Value Fund.

Davis Selected Advisers, L.P. (“Davis”), 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85756, is an independent money management firm that specializes in large cap value equities, catering to institutional and individual clients worldwide and serves as a sub-advisor to the Large Cap Value Fund.  With approximately $64 billion under management as of June 30, 2010, Davis conducts extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.  Davis’s goal is to invest in companies for the long term.  This value-oriented approach used by Davis to manage its allocated portion of the Large Cap Value Fund’s assets has been honed over 60 years and three generations of portfolio management.

Davis’ allocated portion of the Large Cap Value Fund’s portfolio is managed by Christopher Davis and Kenneth Feinberg.  Mr. Davis and Mr. Feinberg are the persons primarily responsible for investing the Large Cap Value Fund’s assets on a daily basis. In addition to the Large Cap Value Fund, Mr. Davis and Mr. Feinberg managed the following other accounts as of March 31, 2010:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
Christopher Davis
Registered Investment Companies	27	$60 billion	0	$0
Other Pooled Investment Vehicles	13	$1.5 billion	0	$0
Other Accounts	120*	$9 billion	0	$0

Kenneth Feinberg
Registered Investment Companies	25	$60 billion	0	$0
Other Pooled Investment Vehicles	12	$1.4 billion	0	$0
Other Accounts	110*	$8 billion	0	$0
*Managed Money/Wrap Accounts are counted at the sponsor level.

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities for multiple portfolios and/or other accounts.  Davis seeks to manage such competing interests for the time and attention of portfolio managers by having a portfolio manager focus on a particular investment discipline using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To address these situations, Davis has adopted procedures for allocating portfolio transactions across multiple accounts.  Davis determines which broker will execute each securities transaction consistent with Davis’ duty to seek the best execution of the transaction.  However, certain other accounts (such as pooled investment vehicles not registered as mutual funds and those accounts managed for organizations and individuals), may be limited by a client’s selection of brokers or their instruction to direct trades through a specific broker.  In such cases, Davis may place separate, non-simultaneous transactions for a portfolio and another account which may temporarily affect the market price of the security, the execution of the transactions or both, to the detriment of the portfolio or other account.

Substantial investment of Davis or Davis family assets in certain mutual funds may also lead to conflicts of interest.  To mitigate these potential conflicts of interest, Davis has adopted policies and procedures intended to ensure that all of its clients are treated fairly over time.  Davis does not receive an incentive based fee on any account.

Mr. Davis’ annual compensation as an employee and partner of Davis consists of a base salary.  Mr. Davis, and other portfolio managers of Davis, receive a benefits package that includes health insurance and life insurance.  Mr. Davis’ compensation is not based on the performance or the assets of the Large Cap Value Fund.

Mr. Feinberg’s compensation as a Davis employee consists of:  (i) a base salary; (ii) an annual bonus equal to a percentage of growth in Davis’ profits; (iii) awards of equity (“Units”) in Davis including Units, options on Units and/or phantom Units; and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis.  The incentive plan is based on those funds’ performance versus the S&P 500® Index or versus peer groups as defined by Morningstar or Lipper and after expenses on a pre-tax basis.  The funds generally vest five years following the date of purchase and at that time some, all, or none of the shares purchased will be registered in the employee’s name.  Mr. Feinberg’s compensation is not based on the performance or the assets of the Large Cap Value Fund.

As of March 31, 2010, Mr. Davis and Mr. Feinberg did not own any shares of the Large Cap Value Fund.

NFJ Investment Group, LLC (“NFJ” or “NFJ Investment Group”), a sub-advisor to the Large Cap Value Fund, is a Dallas, Texas based investment management company, which is a wholly-owned subsidiary of Allianz Global Investors Capital, LLC, which is a subsidiary of Allianz Global Investors of America L.P. (“AGI”).  NFJ Investment Group provides investment management services across a broad range of primarily equity assets including domestic and foreign based securities Accounts managed by NFJ had combined assets as of June 30, 2010, of approximately $28.9 billion.

Thomas W. Oliver is the primary portfolio manager, and leads a team consisting of Jeffrey S. Partenheimer, Ben J. Fischer, and Paul A. Magnuson in managing NFJ’s allocated portion of the Large Cap Value Fund’s portfolio.  In addition to the Large Cap Value Fund, Mr. Oliver, Mr. Partenheimer, Mr. Fischer and Mr. Magnuson also managed the following accounts as of March 31, 2010:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Thomas W. Oliver
Registered Investment Companies	16	$10.6 billion	0	$0
Other Pooled Investment Vehicles	1	$7 million	0	$0
Other Accounts	44	$9.0 billion	0	$0

Jeffrey S. Partenheimer
Registered Investment Companies	12	$8.4 billion	0	$0
Other Pooled Investment Vehicles	40	$7.4 billion	0	$0
Other Accounts	1	$7 million	0	$0

Ben J. Fischer
Registered Investment Companies	20	$12.1 billion	0	$0
Other Pooled Investment Vehicles	3	$95 million	0	$0
Other Accounts	58	$10.2 billion	0	$0

Paul A. Magnuson
Registered Investment Companies	20	$19.0 billion	0	$0
Other Pooled Investment Vehicles	3	$95 million	0	$0
Other Accounts	54	$9.9 billion	0	$0

Like other investment professionals with multiple clients, a portfolio manager for the Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time.  The paragraphs below describe some of these potential conflicts, which NFJ believes are faced by investment professionals at most major financial firms.  NFJ has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.  The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.  These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
•
The trading of higher-fee accounts could be favored as to timing and/or execution price.  For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when the Fund and other accounts purchase or sell the same securities.  On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interest of the Fund as well as other accounts, NFJ’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any.  Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating securities purchased or sold ─ for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other accounts.  For example, another account may have a shorter-term investment horizon or different investment objective, policies or restrictions than the Fund.  Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Fund.  In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved.  Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time.  More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security.  There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A portfolio manager who is responsible for managing multiple funds and/or accounts may allocate unequal time and attention to the management of those funds and/or accounts.  As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund.  The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund and other accounts.  In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934, which may result in the payment of higher brokerage fees than might have otherwise been available.  These services may be more beneficial to certain funds or accounts than to others.  Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

A Fund’s portfolio managers may also face other potential conflicts of interest in managing the Fund, and the description above is not complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Front-running could also exist if a portfolio manager transacted in his own account prior to placing an order for the Fund or other clients. NFJ’s investment personnel, including the Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to a Code of Ethics adopted by NFJ, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investments activities and the interest of the Fund.

As part of NFJ’s Compliance Program, NFJ has established a Compliance Committee, a Best Execution Committee, a Proxy Voting Committee and a Pricing Committee to help develop policies and procedures that help NFJ avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

NFJ’s compensation plan is designed specifically to be aligned with the interests of its clients. NFJ aims to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, it offers both short- and long-term incentive plans.

Compensation and Account Performance
The short-term incentive pools for the NFJ investment team are annual discretionary bonuses directly related to the revenue of the investment business and the performance of the investment strategies relative to their individual benchmarks over a five-year period. The Large Cap Value strategy is evaluated relative to the Russell 1000 Value Index. The percentage allocated to the investment team increases based on the number of strategies outperforming. The pool is then subjectively allocated to team members based on individual contributions. This revenue sharing arrangement directly aligns compensation with investment performance.

Long-Term Incentive Plan
A Long-Term Incentive Plan provides rewards to certain key staff and executives of AGI Capital and the other Allianz Global Investors companies to promote long-term growth and profitability. The plan is based on the operating earnings growth of both AGI Capital and Allianz Global Investors and has a three-year vesting schedule.

Equity Ownership
Key employees of AGI Capital, including NFJ employees (Managing Directors), participate in an equity ownership program that provides compensation based on the profits of the firm. The value of the Profits Interest Plan is influenced by the operating earnings of AGI Capital and has a five-year vesting schedule.

The long-term components of NFJ’s compensation structure are designed to link successful investment performance and longer-term company performance with participant pay, further motivating key employees to continue making  important contributions to the success of its business.

Overall, NFJ believes that competitive compensation is essential to retaining top industry talent. With that in mind, NFJ continually reevaluate its compensation policies against industry benchmarks. NFJ’s goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by McLagan and ECS (Watson Wyatt Data Services).

As of March 31, 2010, the portfolio managers did not own any shares of the Large Cap Value Fund.

Allianz Global Investors Capital, LLC (“AGI Capital”), one of the sub-advisors to the Small/Mid Cap Growth Fund, is a registered investment advisory firm that manages assets in its own family of mutual funds and separate accounts, and serves as a sub-advisor to several other firms in addition to AssetMark.  AGI Capital (formerly known as Nicholas-Applegate Capital Management) had approximately $43.9 billion in assets under management as of June 30, 2010.

AGI Capital’s allocated portion of the Small/Mid Cap Growth Fund’s portfolio is managed by a team of portfolio managers consisting of Mark P. Roemer and Jane Edmondson.  In addition to the Small/Mid Cap Growth Fund, the members of the portfolio management team also managed the following other accounts as of March 31, 2010:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Mark P. Roemer
Registered Investment Companies	8	$580 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	40	$1.6 billion	3	$341 million

Jane Edmondson
Registered Investment Companies	8	$580 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	40	$1.6 billion	3	$341 million

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which AGI Capital believes are faced by investment professionals at most major financial firms. AGI Capital has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•
The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, AGI Capital’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold; for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

“Cross trades,” in which one account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. AGI Capital has adopted compliance procedures that provide that any transactions between the Fund and another account sub-advised by AGI Capital are to be fair and equitable to all participating accounts, and made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

The Fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

The fund’s portfolio manager(s) may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage  fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others.

Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.

A fund’s portfolio manager(s) may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. AGI Capital’s investment personnel, including the Fund’s portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to the Codes of Ethics adopted by AGI Capital, which contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund.

AGI Capital’s compensation plan is designed specifically to be aligned with the interests of its clients. AGI Capital aims to provide rewards for exceptional investment performance and build an enduring firm with a long-term culture of shared success. To that end, in addition to competitive base salaries, it offers both short- and long-term incentive plans.

Compensation and Account Performance
Short-term incentive pools for investment teams are annual discretionary bonuses funded by the revenue of the product(s) and allocated based on the performance of AGI Capital, the strategies and the teams.  The percentage allocated to an investment team is adjusted to reflect performance relative to the benchmark over a one-, three-, and five-year period (the timeframe may vary depending on the strategy). The team pools are then subjectively allocated to team members based on individual contributions to client accounts.  This revenue sharing arrangement directly aligns compensation with investment performance.

Long-Term Incentive Plan
A Long-Term Incentive Plan provides rewards to certain key staff and executives of AGI Capital and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan is based on operating earnings growth of both AGI Capital and Allianz Global Investors and has a three-year vesting schedule and is paid in cash upon vesting.

Equity Ownership
Key employees of AGI Capital are granted units that allow them to share in any growth in the underlying AGI Capital equity. In addition, the program allows employees to share in annual distributions of the firms profits. The plan has a five-year vesting schedule.

The long-term components of AGI Capital’s compensation structure are designed to link successful portfolio performance and long-term company performance with participant pay, further motivating key employees to continue making important contributions to the success of our business.

Overall, AGI Capital believes that competitive compensation is essential to retaining top industry talent. With that in mind, AGI Capital continually reevaluates its compensation policies against industry benchmarks. AGI Capital’s goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by independent firms such as McLagan and ECS (Watson Wyatt Data Services).

As of March 31, 2010, the portfolio managers did not own any shares of the Small/Mid Cap Growth Fund.

Copper Rock Capital Partners, LLC (“Copper Rock”), one of the sub-advisors to the Small/Mid Cap Growth Fund, is a registered investment advisory firm specializing in the management of small cap growth portfolios for pension and profit-sharing plans, institutional investors, investment limited partnerships and mutual funds.  Copper Rock believes that small-cap and mid-cap markets are inefficient and a fundamental growth approach with a strong sell discipline provides the best opportunity to outperform in all market conditions.  Copper Rock had approximately $1.5 billion in assets under management as of June 30, 2010.

As of March 31, 2010, in addition to the Small/Mid Cap Growth Fund, portfolio managers Tucker Walsh, Greg Poulos and David Cavanaugh were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Tucker Walsh
Registered Investment Companies	6	$429 million	0	$0
Other Pooled Investment Vehicles	2	$83 million	0	$0
Other Accounts	38	$1.1 billion	1	$64 million

Greg Poulos
Registered Investment Companies	6	$429 million	0	$0
Other Pooled Investment Vehicles	2	$83 million	0	$0
Other Accounts	38	$1.1 billion	1	$64 million

David Cavanaugh
Registered Investment Companies	6	$429 million	0	$0
Other Pooled Investment Vehicles	2	$83 million	0	$0
Other Accounts	38	$1.1 billion	1	$64 million

Copper Rock’s investment personnel may be part of portfolio management teams serving numerous accounts for multiple clients of Copper Rock.  These client accounts may include registered investment companies, other types of pooled accounts and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers, research analysts and trading desk personnel (collectively, the “portfolio management team”) provide services for multiple clients simultaneously.  A summary of certain potential conflicts of interest is provided below.  Please note, however, that this summary is not intended to describe every possible conflict of interest that members of the portfolio management teams may face.

Copper Rock may receive differential compensation from different advisory clients and each advisory client may be more or less profitable to Copper Rock than other advisory clients (e.g., clients also may demand different levels of service or have larger relationships with Copper Rock).  The portfolio management team personnel also may make personal investments in accounts they manage or support.

Portfolios within the same product type are managed the same; all portfolios have the same percentage ownership, other client specific restrictions and rounding.

Copper Rock’s portfolio management team may not be able to acquire enough of a certain security to fill all the orders across all the client portfolios. Copper Rock has a written procedure that requires the available shares to be distributed on a pro-rata basis across the appropriate portfolios.

Copper Rock compensates the portfolio managers with a fixed salary and a bonus.  Bonuses are based on the profitability of Copper Rock.  In addition, each portfolio manager has substantial equity ownership in Copper Rock and receives a proportional share of any net profit earned by Copper Rock.

As of March 31, 2010, the portfolio managers did not own any shares of the Small/Mid Cap Growth Fund.

Advisory Research, Inc. (“ARI”), sub-advisor of the Small/Mid Cap Value Fund, was established in 1974 by David B. Heller in Chicago, Illinois to provide investment management services to a select group of clientele.  In 1975, ARI became a registered investment advisor.  Since that time, ARI has grown, providing investment management services to wealthy individuals, corporations, foundations, endowments and public funds. On March 1, 2010 ARI was acquired by Piper Jaffray Companies, a Minneapolis-based investment bank and investment securities firm (“PJC”). ARI had approximately $5.2 billion in assets under management as of June 30, 2010.

ARI manages its allocated portion of the Small/Mid Cap Value Fund’s portfolio on a team basis, with portfolio managers Brien M. O’Brien, James M. Langer and Matthew K. Swaim.  In addition to the Small/Mid Cap Value Fund, the team of portfolio managers jointly managed the following accounts as of March 31, 2010:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	2	$6 million	0	$0
Other Pooled Investment Vehicles	13	$808 million	2	$285 million
Other Accounts	843	$5.1 billion	6	$279 million

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or ARI has a greater financial incentive.  ARI has adopted policies and procedures reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Small/Mid Cap Value Fund.

ARI’s compensation structure/levels for staff and professionals are, by design, higher than industry levels.  ARI believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio managers are compensated with competitive salaries, performance-based annual bonuses and retirement benefits. Bonuses are discretionary and determined by ARI’s CEO.  The success of ARI and the individual employees’ contribution to that success is the primary determinant of incentive compensation.  This compensation structure is designed to align the best interests of its clients with the management of the portfolio.

In addition, as part of ARI’s merger with PJC in early 2010, PJC stock (with a vesting schedule over 5 years) was gifted to key employees as a retention bonus. Going forward, equity ownership is expected to be part of ARI’s long term succession efforts to all employees.

As of March 31, 2010, none of the portfolio managers owned any shares of the Small/Mid Cap Value Fund.

Integrity Asset Management, LLC (“Integrity”), sub-advisor to the Small/Mid Cap Value Fund, is an independent, employee-owned institutional investment management firm.  As of June 30, 2010, Integrity had approximately $2.5 billion in assets under management.

As of March 31, 2010, in addition to the Small/Mid Cap Value Fund, portfolio managers Daniel G. Bandi, Daniel J. DeMonica, Adam I. Friedman, William H. McNett and J. Bryan Tinsley were jointly responsible for the day-to-day management of certain other accounts, as follows:

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Registered Investment Companies	1	$164 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	105	$2.7 billion	0	$0

Individual investment professionals at Integrity manage multiple accounts for multiple clients.  These accounts may include investment companies and separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies or foundations).  The portfolio managers that are primarily responsible for the day-to-day management of the Small/Mid Cap Value Fund generally manage all portfolios in the same way except for specific accounts with investment restrictions stipulated by clients.

Integrity’s goals are to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients.  Integrity has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing accounts for multiple clients.  In addition, Integrity monitors a variety of areas, including compliance with primary account guidelines and compliance with Integrity’s code of ethics.

Integrity receives a fee based on the portion of the Small/Mid Cap Value Fund’s assets allocated to Integrity as set forth in the Investment Sub-Advisory Agreement between Integrity and the Advisor with respect to the Small/Mid Cap Value Fund.  Integrity pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Small/Mid Cap Value Fund.

Integrity believes that its compensation program is adequate and competitive to attract and retain high-caliber investment professionals.  Investment professionals at Integrity receive a competitive base salary, an incentive bonus opportunity and a benefits package.

Base Salary.  Each portfolio manager is paid a fixed base salary, which is determined by Integrity and is designed to be competitive in light of the individual’s experience and responsibilities.

Incentive Bonus.  Generally, the current incentive bonus package for each portfolio manager consists of a fixed percentage of the revenues generated by the accounts that the portfolio manager manages.

Portfolio managers are also eligible to participate in a 401(k) plan generally available to all Integrity employees.

As of March 31, 2010, none of the portfolio managers owned any shares of the Small/Mid Cap Value Fund.

Martin Currie Inc. (“Martin Currie”), a sub-advisor to the International Equity Fund, is an independent, employee-owned investment advisory firm headquartered in Edinburgh, Scotland.  Martin Currie is registered as an SEC-registered investment advisor and is a wholly owned subsidiary of Martin Currie Limited, a holding company.  Current and former directors and staff own 75% voting shares of the company, and approximately two-thirds of the 200 employees hold equity in the business.  As of June 30, 2010, Martin Currie had approximately $15.6 billion in assets under management.

As of March 31, 2010, in addition to the International Equity Fund, portfolio managers James Fairweather, Christine Montgomery and David Sheasby were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

James Fairweather
Registered Investment Companies	5	$574 million	0	0
Other Pooled Investment Vehicles	4	$182 million	0	0
Other Accounts	26	$4 billion	0	0

Christine Montgomery
Registered Investment Companies	4	$567 million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	23	$3.2 billion	0	0

David Sheasby
Registered Investment Companies	4	$567 million	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	23	$3.2 billion	0	0

Individual investment professionals at Martin Currie manage multiple accounts for multiple clients. These accounts may include investment companies and separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies or foundations). Conflicts of interest in connection with the Fund’s investments and the investments of other accounts managed by Martin Currie are monitored through detailed conflicts of interest management policies and procedures. Martin Currie’s policies and procedures cover secondary market trade allocation; IPO application and allocations; contradictory positions; front running; communication of investment ideas; cross trades; and capacity management. Martin Currie’s policies and procedures are subject to internal review and monitoring.

Martin Currie receives a fee based on the portion of the International Equity Fund’s assets allocated to Martin Currie as set forth in the Investment Sub-Advisory Agreement between Martin Currie and the Advisor with respect to the International Equity Fund. Martin Currie pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the International Equity Fund.

Martin Currie’s compensation packages are comprised of a base salary, as well as bonus, pension and retirement benefits. Martin Currie’s reward and remuneration structure has been built on a number of core principles, including challenging the portfolio managers to achieve superior performance, retention of talented portfolio managers and consistency with firm values.

Base Salary. Each portfolio manager is paid a base salary, which is determined by Martin Currie and is designed to be competitive in light of the individual’s experience and responsibilities.

Incentive Bonus. Generally, the incentive bonus package for Martin Currie’s portfolio managers is based on two main principles: (i) reward is directly linked to performance objectives; and (ii) individuals are compensated for contributing to product growth. In both cases, Martin Currie calibrates to industry standards with reference to peer group remuneration surveys.  Equity in Martin Currie is a component of the bonus package, and approximately two-thirds of the employees own part of the company.  Portfolio managers may also receive a revenue share based on management fees less costs. Martin Currie’s bonus scheme includes reinvestment requirements in Martin Currie.  The incentive bonus is based, in part, on the performance of Martin Currie’s allocated portion of the International Equity Fund measured against the MSCI EAFE Index over the past one- and three-year periods.

As of March 31, 2010, none of the portfolio managers owned any shares of the International Equity Fund.

Mondrian Investment Partners Limited (“Mondrian”), a sub-advisor to the International Equity Fund, is located at 10 Gresham St., Fifth Floor, London, United Kingdom EC2V 7JD, with an affiliate office, Mondrian Investment Partners, Inc., in the United States at Two Commerce Square, 2001 Market Street, Suite 3810, Philadelphia, Pennsylvania 19103-7039. Mondrian is registered as a SEC-registered investment advisor and is regulated in the United Kingdom by the Financial Services Authority.  Mondrian is a limited company organized under the laws of the United Kingdom. Currently, Mondrian is controlled by members of its management. As of June 30, 2010, Mondrian had approximately $56.7 billion in assets under management.

As of March 31, 2010, in addition to the International Equity Fund, portfolio managers Emma R. E. Lewis and Melissa Platt were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Emma R. E. Lewis
Registered Investment Companies	6	$2.0 billion	0	$0
Other Pooled Investment Vehicles	1	$9.1 billion	0	$0
Other Accounts	5	$979 million	0	$0

Melissa Platt
Registered Investment Companies	1	$75 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$157 million	0	$0

Individual investment professionals at Mondrian manage multiple accounts for multiple clients. These accounts may include investment companies and separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies or foundations). Mondrian’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Mondrian has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing accounts for multiple clients. In addition, Mondrian monitors a variety of areas, including compliance with discretionary account guidelines and compliance with Mondrian’s code of ethics.

Mondrian receives a fee based on the portion of the International Equity Fund’s assets allocated to Mondrian as set forth in the Investment Sub-Advisory Agreement between Mondrian and the Advisor with respect to the International Equity Fund. Mondrian pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the International Equity Fund.

Mondrian believes that its compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Mondrian receive a competitive base salary. Additionally, investment professionals receive an incentive bonus opportunity and qualify for participation in an annual profit sharing pool.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Mondrian and is designed to be competitive in light of the individual’s experience and responsibilities.

Incentive Bonus. Generally, the incentive bonus package for Mondrian’s portfolio managers is based upon a subjective assessment of the portfolio manager’s contribution to the team effort. Mondrian’s incentive bonus package focuses on certain key areas including research quality, long-term and short-term performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within Mondrian, so the allocation of participation in these programs will reflect this.  No element of portfolio manager compensation is based on the performance of individual client accounts. Additionally, Mondrian’s portfolio managers qualify for participation in an annual profit sharing pool determined by Mondrian’s  profitability.

Defined Contribution Pension Plan. All portfolio managers are members of the Mondrian defined contribution pension plan whereby Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The plan is governed by trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

As of March 31, 2010, none of the portfolio managers owned any shares of the International Equity Fund.

Duff & Phelps Investment Management Co. (“Duff & Phelps”), sub-advisor of the Real Estate Securities Fund, is a wholly-owned subsidiary of Virtus Investment Partners (“Virtus”) and is an SEC-registered investment advisor. As of June 30, 2010, Duff & Phelps had approximately $6.5 billion in assets under management.  Duff & Phelps is a professional investment management firm that offers investment services to investment companies (open-end and closed-end funds), and institutional separate accounts investing in listed infrastructure, REITs and tax efficient products.

In addition to the Real Estate Securities Fund, portfolio managers Geoffrey P. Dybas and Frank J. Haggerty, Jr. were responsible for the day-to-day management of certain other accounts as of March 31, 2010:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets

Geoffrey P. Dybas
Registered Investment Companies	5	$3.7 billion*	0	$0
Other Pooled Investment Vehicles	1	$39 million	0	$0
Other Accounts	11	$260 million	0	$0

Frank J. Haggerty, Jr.
Registered Investment Companies	5	$3.7 billion*	0	$0
Other Pooled Investment Vehicles	1	$39 million	0	$0
Other Accounts	11	$260 million	0	$0
* Includes $2.6 billion from a closed-end fund of which $139 million are REIT preferred securities.

Individual investment professionals at Duff & Phelps manage multiple accounts for multiple clients.  These accounts may include investment companies and separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies or foundations).  The portfolio managers that are primarily responsible for the day-to-day management of Duff & Phelps’ allocated portion of the Real Estate Securities Fund generally manage their accounts in a model investment style.

There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of the Real Estate Securities Fund’s investments and the investments of any other account they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that Duff & Phelps may have in place that could benefit the Real Estate Securities Fund and/or such other accounts.  Duff & Phelps’ goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients.  Duff & Phelps has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing accounts for multiple clients.  In addition, Duff & Phelps monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs and compliance with Duff & Phelps’ code of ethics, and places additional investment restrictions on portfolio managers who manage funds and certain other accounts.  The portfolio managers of the Real Estate Securities Fund seldom encounter any material conflicts of interest since they generally manage funds and other accounts having similar investment strategies.

Duff & Phelps receives a fee based on the portion of the Real Estate Securities Fund’s assets allocated to Duff & Phelps as set forth in the Sub-Advisory Agreement between Duff & Phelps and the Advisor with respect to the Real Estate Securities Fund.  Duff & Phelps pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Real Estate Securities Fund.

Duff & Phelps and its parent, Virtus, believe that its compensation program is adequate and competitive to attract and retain high-caliber investment professionals.  Investment professionals at Duff & Phelps receive a competitive base salary, an incentive bonus opportunity and a benefits package.

The bonus package for portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and a subjective assessment of the portfolio manager’s contribution to the team effort.  Their incentive bonus also reflects a performance component for achieving and/or exceeding performance competitive with peers managing similar strategies.  Such component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks.  This ensures that investment personnel will remain focused on managing and acquiring securities that correspond to a fund’s mandate and risk profile.

Base Salary. Each portfolio manager is paid a fixed base salary, which is determined by Duff & Phelps and Virtus and is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

Incentive Bonus. Generally, the current incentive bonus package for the Real Estate Securities Fund’s portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and a subjective assessment of the portfolio manager’s contribution to the team effort. The incentive bonus compensation of the portfolio managers is comprised of two main components. Seventy percent of the incentive bonus for portfolio managers in Duff & Phelps is based on the performance of composite(s) under the portfolio managers’ active management and 30% of the incentive bonus may be based on Virtus EBITDA.  The Duff & Phelps’ composite of like accounts to and including the Real Estate Securities Fund is measured in relation to achieving and/or exceeding the FTSE NAREIT Equity REITs Index over one year, three years and five years.  Portfolio managers who manage more than one product may have other components in their formulaic calculation that are appropriate to the other products.  A portion of the incentive payment may be made in Virtus restricted stock units which would vest over time and by nature be considered deferred compensation.

As of March 31, 2010, none of the portfolio managers owned any shares of the Real Estate Securities Fund.

Delaware Management Company (“DMC”), a series of Delaware Management Business Trust (“DMBT”), is a sub-advisor for the Tax-Exempt Fixed Income Fund.  DMC is located at 2005 Market Street, Philadelphia, Pennsylvania 19103.  DMBT is a registered investment advisor and a majority-owned subsidiary of Delaware Management Holdings, Inc.  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.  On January 4, 2010, Delaware Management Holdings, Inc. and its subsidiaries, including DMC, were acquired by Macquarie Group Limited, an Australia-based global provider of banking, financial, advisory, investment and funds management services. As of June 30, 2010, DMC had approximately $135.6 billion in assets under management.

In addition to the Tax-Exempt Fixed Income Fund, portfolio managers Joseph R. Baxter and Stephen J. Czepiel were responsible for the day-to-day management of certain other accounts.  The following chart lists certain information about types of other accounts for which Mr. Baxter and Mr. Czepiel were responsible, as of March 31, 2010.  Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis.

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
Joseph R. Baxter
Registered Investment Companies	19	$4.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	34	$1.9 billion	0	$0

Stephen J. Czepiel
Registered Investment Companies	19	$4.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	35	$1.9 billion	0	$0

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Fund and the investment action for such other fund or account and the Fund may differ.  For example, an account or fund may be selling a security, while another account or the Fund may be purchasing or holding the same security.  As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund or account.  Additionally, the management of multiple other funds or accounts and the Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Fund.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund.  The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate.  DMC has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While DMC’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus -An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.  The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors.  There is one pool for bonus payments for the fixed income department.  The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts.  Generally, 60%-75% of the bonus is quantitatively determined.  For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted.  For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted.  There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile.  There is a sliding scale for investment companies that are ranked above the 50th percentile.  The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance.  Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Incentive Plan/Equity Compensation Plan - Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “2009 Plan”) established on March 24, 2009. Since the establishment of the 2009 Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The 2009 Plan was established in order to: assist DMC in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and DMC; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the 2009 Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

As of March 31, 2010, none of the portfolio managers owned any shares of the Tax-Exempt Fixed Income Fund.

Nuveen Asset Management (“NAM”), a sub-advisor of the Tax-Exempt Fixed Income Fund, provides investment management services to retail investors, high net-worth and institutional clients.  NAM had approximately $91.3 billion in assets under management as of June 30, 2010. NAM is a wholly owned subsidiary of Nuveen Investments.

As of March 31, 2010, in addition to the Tax-Exempt Fixed Income Fund, NAM’s portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
Martin J. Doyle
Registered Investment Companies	1	$118 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9,005	$7.9 billion	0	$0

John V. Miller
Registered Investment Companies	3	$5.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$188 million	0	$0

Michael J. Sheyker
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1,638	$1.2 billion	0	$0

NAM has adopted policies and procedures reasonably designed to address various types of conflicts and serve to operate in a manner that is fair and equitable among its clients, including the Tax-Exempt Fixed Income Fund.  NAM does not perceive or anticipate conflicts in connection with the management of different accounts by the portfolio managers. NAM’s policies and procedures have been designed to address potential conflicts of interest that may arise in its daily activities. Portfolio managers factor in client imposed objectives as well as firm and industry considerations in the management of their funds. Among the various policies are NAM's Code of Ethics, Insider Trading Policy, Policy on Gifts and Entertainment and Outside Business Activity.  NAM’s compliance monitors these policies for any violations or patterns of problematic behavior.

NAM’s employees receive a salary and are eligible to participate in the bonus pool.  The amount available for bonuses is a function of the overall profitability of NAM’s parent.  Bonuses are then allocated to business groups based on performance and achievement of annual goals for the group.  Within business groups, bonuses are allocated to individuals based on individual performance and contribution to the goals of the entire group.

Treatment of administrative and client service personnel is similar to that of investment professionals, except that adjustments are made to reflect the extent to which the person has control over factors determining performance of the business group.  Compensation of portfolio administrators, for example, is more tied to the way that they complete their assigned duties and less to the performance of the portfolios on which they provide assistance.

As of March 31, 2010, the portfolio managers did not own any shares of the Tax-Exempt Fixed Income Fund.

Goldman Sachs Asset Management, L.P. (“GSAM”), sub-advisor to the Core Plus Fixed Income Fund, has been registered as an investment advisor since 1990 and is an affiliate of Goldman Sachs.  Total GSAM assets under management as of March 31, 2010, were approximately $714 billion (includes assets managed by GSAM and its investment advisory affiliates).  GSAM’s allocated portion of the Core Plus Fixed Income Fund’s portfolio is managed by James B. Clark and Michael Swell, managing directors of GSAM.  In addition to the Core Plus Fixed Income Fund, these individuals manage the following other accounts as of March 31, 2010:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
James B. Clark
Registered Investment Companies	142	$65.8 billion	7	$1.2 billion
Other Pooled Investment Vehicles	52	$16.5 billion	19	$4.7 billion
Other Accounts	2,288	$200.5 billion	93	$25.3 billion

Michael Swell
Registered Investment Companies	112	$37.0 billion	7	$1.2 billion
Other Pooled Investment Vehicles	49	$13.6 billion	19	$4.7 billion
Other Accounts	633	$151.4 billion	86	$20.9 billion

Please note that all of GSAM’s fixed income portfolios are managed on a team basis.  While lead portfolio managers may be associated with accounts in their specific strategy, the entire team is familiar with general strategies and objectives and multiple individuals are involved in the management of a portfolio. GSAM believes this approach ensures a high degree of continuity of portfolio management style and knowledge.  Listed above are the senior portfolio managers of the fixed income team with the most significant participation in the management of the Fund.

For each portfolio manager listed above, the total number of accounts managed is a reflection of accounts within the strategy they oversee or manage, as well as accounts which participate in the sector they manage. There are multiple portfolio managers involved with each account.

GSAM’s portfolio managers are often responsible for managing one or more funds and other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds.  A portfolio manager may manage separate accounts or other pooled investment vehicles which may have materially higher fee arrangements than the Core Plus Fixed Income Fund and may also have a performance-based fee.  The side-by-side management of these funds may result in potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.  GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner.  It seeks to provide best execution of all securities transactions, in the aggregate, and then allocate securities to client accounts in a fair and timely manner.  To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.  In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account.  GSAM conducts periodic reviews of trades for consistency with these policies.

Compensation for GSAM portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year.  Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.

The benchmark for measuring performance of this Fund is: Barclays Capital Aggregate Bond Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership.  Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation—In addition to base salary and discretionary variable compensation, the Investment Adviser has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

As of March 31, 2010, none of the portfolio managers owned any shares of the Core Plus Fixed Income Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”), serves as a sub-advisor to the Core Plus Fixed Income Fund.  BHMS’ allocated portion of the Core Plus Fixed Income Fund’s portfolio is managed by a team led by David R. Hardin, John S. Williams, Deborah A. Petruzzelli, J. Scott McDonald, CFA and Mark C. Luchsinger, CFA.  As of June 30, 2010, BHMS had approximately $52 billion in assets under management. In addition to the Core Plus Fixed Income Fund, these individuals manage the following other accounts as of March 31, 2010:

Portfolio Manager	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
David R. Hardin
Registered Investment Companies	7	$394 million	0	$0
Other Pooled Investment Vehicles	3	$219 million	0	$0
Other Accounts	110	$7.5 billion	1	$586 million

John S. Williams
Registered Investment Companies	7	$394 million	0	$0
Other Pooled Investment Vehicles	3	$219 million	0	$0
Other Accounts	110	$7.5 billion	1	$586 million

Deborah A. Petruzzelli
Registered Investment Companies	7	$394 million	0	$0
Other Pooled Investment Vehicles	3	$219 million	0	$0
Other Accounts	110	$7.5 billion	1	$586 million

J. Scott McDonald, CFA
Registered Investment Companies	7	$394 million	0	$0
Other Pooled Investment Vehicles	3	$219 million	0	$0
Other Accounts	110	$7.5 billion	1	$586 million

Mark C. Luchsinger, CFA
Registered Investment Companies	7	$394 million	0	$0
Other Pooled Investment Vehicles	3	$219 million	0	$0
Other Accounts	110	$7.5 billion	1	$586 million

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by BHMS directors and third-parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another.  Allocation policies are designed to address potential conflicts in situations where two or more funds or Accounts participate in investment decisions involving the same securities.

In addition to base salary, all portfolio managers shares in a bonus pool that is distributed quarterly.  Portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation appliers with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager.  The portfolio managers’ compensation is not based on the pre-tax or after-tax performance of the Fund.

Growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profits.  The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance.

Many of BHMS’s key investment personnel have a long-term compensation plan in the form of an equity interest in BHMS. Accordingly, BHMS’s key investment personnel share commensurately in the profits and losses of BHMS.

As of March 31, 2010, none of the portfolio managers owned any shares of the Core Plus Fixed Income Fund.

Research Affiliates, LLC (“Research Affiliates”) and the portfolio managers set forth below are responsible for the day-to-day investment management of the Enhanced Fundamental Index® Funds.  In the performance of their responsibilities, conflicts of interest may occur between the management of the respective Enhanced Fundamental Index® Funds and other accounts of Research Affiliates.  In addition to the conflicts identified by Research Affiliates, other actual or apparent conflicts may arise.  Unequal time and attention may be devoted to the management of the respective Enhanced Fundamental Index® Funds and Research Affiliates’ other accounts.  As of June 30, 2010, approximately $49.8 billion in assets were managed using the investment strategies developed by Research Affiliates.

Research Affiliates offers proprietary solutions in the areas of active asset allocation, optimal portfolio construction, equity indexation and enhanced equity indexation.  Research Affiliates is registered as an investment advisor with the SEC.  Robert D. Arnott has sole voting rights for Research Affiliates.  The company is owned primarily by various family trusts of Robert D. Arnott.  Key executives of the company hold minority non-voting interests.

Research Affiliates manages the Enhanced Fundamental Index® Funds’ portfolios.  In addition to Research Affiliates’ management of the Enhanced Fundamental Index® Funds, as of March 31, 2010, portfolio managers, Robert D. Arnott and Jason C. Hsu manage the following other accounts:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number	Assets	Number	Assets
Registered Investment Companies	7	$19 billion	0	$0
Other Pooled Investment Vehicles	26	$7.3 billion	2	$181 million
Other Accounts	36	$9.5 billion	1	$64 million

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Enhanced Fundamental Index® Funds), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentives to allocate opportunities to an account where the portfolio manager or Research Affiliates has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing arrangement than the portfolio manager’s fee sharing percentage with respect to the Enhanced Fundamental Index® Funds.  Because the Enhanced Fundamental Index® Funds are managed by rules established in accordance with Research Affiliates’ patented process, conflicts of interest are minimized.  In addition, the risk of conflicts of interest is reduced by the fact that the other funds currently managed by Research Affiliates contain different portfolios from the Enhanced Fundamental Index® Funds’ portfolios.  Research Affiliates has adopted policies and procedures reasonably designed to address these types of conflicts and Research Affiliates believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Enhanced Fundamental Index® Funds.

Research Affiliates’ portfolio managers are compensated through a combination of base salary, discretionary incentive bonus and a company funded defined benefit plan.  Compensation for portfolio managers is established annually by senior management.  Incentive bonuses are paid based on senior management’s subjective opinion of the performance of each portfolio manager.  Because both Robert D. Arnott and Jason C. Hsu own interests in Research Affiliates, in addition to salaries, they are also paid based on their percentage ownership in the company.

As of March 31, 2010, none of the portfolio managers owned any shares of the Enhanced Fundamental Index® Funds.

Russell Implementation Services Inc. (“Russell”) is responsible for the implementation of the investment program created by Research Affiliates for the Enhanced Fundamental Index® Funds, pursuant to a Sub-Advisory Agreement with the Advisor and under the supervision of the Advisor and the Board of Trustees.  Russell is a privately-held, wholly-owned subsidiary of Russell Investment Group and is registered with the SEC as an investment advisor.  Russell Investment Group is owned by The Northwestern Mutual Life Insurance Company.

Distribution and Shareholder Servicing

Distributor and Sub-Distributor

Capital Brokerage Corporation (“Distributor”), an affiliate of the Advisor, located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230, is the distributor for shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds and the Distributor.  Quasar Distributors, LLC (“Quasar” or the “Sub-Distributor), an affiliate of the Fund’s accounting and administrative services provider, U.S. Bancorp Fund Services, LLC, is the sub-distributor for the Funds pursuant to a Sub-Distribution Agreement among the Trust, the Advisor and Quasar.  The Distribution and Sub-Distribution Agreements have a one-year term and continue on a year-to-year basis provided that the agreements are approved in the manner required by the 1940 Act.  The Distributor and Sub-Distributor are each registered broker-dealers and members of the Financial Industry Regulatory Authority.  Shares of each Fund are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.  Neither the Funds nor the Advisor paid any commissions or other compensation to the Distributor during the Funds’ most recent fiscal year ended March 31, 2010.  For the fiscal periods ended March 31, 2008, March 31, 2009 and March 31, 2010, all sub-distribution fees to Quasar were paid by the Advisor.

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board.  The Plan authorizes payments by the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund’s average daily net assets.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders.  Such activities typically include: services associated with the operation of the Genworth Financial Wealth Management investment platform (the “GFWM Platform”) through which the Funds are primarily distributed; advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of  sales and marketing materials; dissemination of prospectuses, annual and semi-annual reports; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan, and is not subject to the Plan’s limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event may such payments exceed the maximum allowable fee.  It is therefore possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases each Fund’s expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund’s net assets.

Rule 12b-1 requires that (i) the Board of Trustees receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made; (ii) the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal year ended March 31, 2010, the following amounts were paid pursuant to the Distribution Plan:

	12b-1 Expenses Paid
Fund name (1)	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to dealers	Compensation to sales personnel	Interest, carrying or other finance charges	Other
Large Cap Growth Fund	$0	$0	$0	$563,968	$0	$0	$0
Large Cap Value Fund	$0	$0	$0	$531,804	$0	$0	$0
Small/Mid Cap Growth Fund	$0	$0	$0	$125,722	$0	$0	$0
Small/Mid Cap Value Fund	$0	$0	$0	$131,588	$0	$0	$0
International Equity Fund	$0	$0	$0	$647,352	$0	$0	$0
Real Estate Securities Fund	$0	$0	$0	$89,878	$0	$0	$0
Tax-Exempt Fixed Income Fund	$0	$0	$0	$474,508	$0	$0	$0
Core Plus Fixed Income Fund	$0	$0	$0	$1,347,758	$0	$0	$0
Enhanced Fundamental Index® Large Company Growth Fund	$0	$0	$0	$148,597	$0	$0	$0
Enhanced Fundamental Index® Large Company Value Fund	$0	$0	$0	$123,180	$0	$0	$0
Enhanced Fundamental Index® Small Company Growth Fund	$0	$0	$0	$35,759	$0	$0	$0
Enhanced Fundamental Index® Small Company Value Fund	$0	$0	$0	$20,644	$0	$0	$0

(1) No information is presented for the Enhanced Fundamental Index® International Equity Fund, as this Fund has not commenced investment operations as of the date of this SAI.

The Advisor’s primary business is to operate the GFWM Platform, a managed account platform that is used by financial advisors and broker-dealers to deliver state of the art financial planning, investment advisory and asset allocation services to their clients.  The GFWM Platform provides asset allocation models and other tools that are used by investors in various open-end mutual funds, including the AssetMark Funds.

The primary method of distributing the Funds is through the GFWM Platform, and the Advisor is responsible for all aspects of the operation of the GFWM Platform.  In addition, unaffiliated mutual fund supermarkets facilitate the operation of the GFWM Platform by maintaining investor accounts, and providing back office, shareholder and recordkeeping services that enable investors to access the Funds and other funds.  The Funds pay Rule 12b-1 fees to the mutual fund supermarkets, and the mutual fund supermarkets, in turn, pay a negotiated portion of those fees back to the Advisor for services it provides in connection with the GFWM Platform, including: establishing and maintaining electronic communication channels with the fund supermarkets and the Funds’ transfer agent; processing investor transactions under relevant asset allocation models and packaging order information for delivery to the fund supermarkets; maintaining shareholder records; generating quarterly holdings, performance and account summary reports; and generally assisting in the operation of the GFWM Platform.  These types of negotiated payments are common among mutual fund supermarkets and the managed account platform providers that use them.  The amounts paid to the Advisor are included in the column entitled “Payments to Dealer” shown in the table above.

With the exception of payments to the Advisor in its capacity as the sponsor of the GFWM Platform as described above, no “interested person” of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement.

Shareholder Servicing Agents

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders.  Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

Each Fund paid the following shareholder servicing fees for the fiscal periods ended March 31, 2010, March 31, 2009 and March 31, 2008:

Fund(1)	2010	2009	2008
Large Cap Growth Fund	$135,353	$269,484	$387,069
Large Cap Value Fund	$127,633	$222,820	$339,454
Small/Mid Cap Growth Fund	$30,174	$59,430	$85,730
Small/Mid Cap Value Fund	$31,581	$50,766	$59,214
International Equity Fund	$155,365	$271,746	$384,527
Real Estate Securities Fund	$21,570	$30,811	$41,127
Tax-Exempt Fixed Income Fund	$113,882	$144,795	$132,879
Core Plus Fixed Income Fund	$323,462	$428,707	$389,915
Enhanced Fundamental Index® Large Company Growth Fund	$35,663	$47,744	$11,249	(2)
Enhanced Fundamental Index® Large Company Value Fund	$29,564	$38,628	$8,753	(2)
Enhanced Fundamental Index® Small Company Growth Fund	$8,582	$8,111	$1,879	(2)
Enhanced Fundamental Index® Small Company Value Fund	$4,955	$4,273	$821	(2)

(1) No information is presented for the Enhanced Fundamental Index® International Equity Fund, as this Fund has not commenced investment operations as of the date of this SAI.
(2)  The shareholder servicing fees paid are for the period from August 9, 2007, the commencement of investment operations, to March 31, 2008.

Service Providers

The Trust entered into a number of agreements whereby certain parties provide various services to the Funds.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent.  USBFS’ address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Funds; day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of shares sold in each state for “Blue Sky” purposes.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Funds’ registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds’ expense accruals, and calculating the daily net asset value for each Fund from time to time, monitoring the Funds’ compliance with their investment objectives and restrictions.

For the fiscal periods ended March 31, 2010, March 31, 2009 and March 31, 2008, the Trust paid the following amounts to USBFS for administrative services (excluding fund accounting or transfer agent services):

Fund(1)	Administration Fee Paid
	2010	2009	2008
Large Cap Growth Fund	$86,970	$156,682	$259,947
Large Cap Value Fund	$81,518	$135,612	$227,366
Small/Mid Cap Growth Fund	$19,379	$29,002	$58,120
Small/Mid Cap Value Fund	$20,344	$27,840	$39,480
International Equity Fund	$96,434	$161,716	$258,100
Real Estate Securities Fund	$13,304	$18,098	$27,567
Tax-Exempt Fixed Income Fund	$72,625	$79,919	$89,505
Core Plus Fixed Income Fund	$208,789	$219,902	$261,202
Enhanced Fundamental Index® Large Company Growth Fund	$79,654	$82,473	$19,898	(2)
Enhanced Fundamental Index® Large Company Value Fund	$66,047	$67,816	$15,184	(2)
Enhanced Fundamental Index® Small Company Growth Fund	$19,347	$15,119	$3,266	(2)
Enhanced Fundamental Index® Small Company Value Fund	$11,170	$8,611	$1,412	(2)

(1) No information is presented for the Enhanced Fundamental Index® International Equity Fund, as this Fund has not commenced investment operations as of the date of this SAI.
(2) The administrative services fees paid are for the period from August 9, 2007, the commencement of investment operations, to March 31, 2008.

U.S. Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds, as well as the Funds’ Foreign Custody Manager (“Custodian”), pursuant to a custody agreement between the Custodian and the Trust (“Custody Agreement”).  The Custodian is compensated for its services to the Trust by fees paid on a per transaction basis, and the Trust also pays certain of the Custodian’s related out-of-pocket expenses.  The Custodian’s address is Custody Operations, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

The Board of Trustees requires that each Fund’s omnibus account holders, also known as intermediaries, perform certain elements of the Program.  Procedures to implement the Program include, but are not limited to, a determination by the Board of Trustees that each Fund’s omnibus account holders have established proper anti-money laundering procedures, the omnibus account holders reporting suspicious and/or fraudulent activity, and the omnibus account holders performing a complete and thorough review of all new opening accounts.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Codes of Ethics

The Trust, the Advisor, and the Distributor have adopted a joint Code of Ethics, and the sub-advisors have likewise each adopted Codes of Ethics that govern the conduct of their respective employees that may have access to information about the Funds’ securities transactions.  The Codes recognize that such persons owe a fiduciary duty to the Funds’ shareholders and must place the interests of shareholders ahead of their own interests.  Subject to the protections and compliance procedures in the Codes, access persons can invest in securities, including securities that may be purchased or held by the Funds.  Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Advisor or a sub-advisor for a Fund or other clients of the Advisor or sub-advisor; annual and quarterly reporting of personal securities holdings; and limitations and/or pre-clearance requirements on personal trading of initial public offerings.  Violations of the joint Code of Ethics of the Trust, the Advisor, and the Distributor are subject to review by the Trustees and could result in severe penalties.  The Trustees do not review violations or assess penalties under the various Codes of Ethics adopted by the sub-advisors.

Proxy Voting Guidelines

The following information is a summary of the proxy voting guidelines for the Advisor and the sub-advisors.

GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
ASSETMARK FUNDS

I.	Introduction

Genworth Financial Wealth Management, Inc. (the “Advisor”) is the investment advisor of each of the 13 separate mutual funds (each a “Fund” and collectively the “Funds”) within AssetMark Funds® (the “Trust”), an open-end management investment company.  The Advisor selects one or more sub-advisors (“sub-advisors”) to manage distinct segments of a market or asset class for each Fund.

II.	Delegation of Proxy Voting Authority

The Board of Trustees of the Trust (the “Board”) has delegated each Fund’s proxy voting authority to the Advisor.  The Advisor, in turn, has contractually delegated each Fund’s proxy voting authority to its respective sub-advisor(s). In the case of the Enhanced Fundamental Index® Funds, Russell has been delegated these Funds’ proxy voting authority.

III.	REVIEW OF SUB-ADVISORS’ PROXY VOTING

The Advisor will review each sub-advisor’s proxy voting guidelines to ensure that they meet the standards set forth from time to time by the U.S. Securities and Exchange Commission (the “SEC”).  The Advisor will report to the Board at least annually regarding the compliance of each sub-advisor’s proxy voting guidelines with such SEC standards, including the procedures that each sub-advisor uses when a vote presents a conflict between the interests of Fund shareholders and those of the sub-advisor.

A.    Reporting of Conflicts of Interest.

The sub-advisors shall report to the Advisor on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved.  The Advisor shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the sub-advisors.

IV.	RECORDING OF PROXY VOTES

Each sub-advisor shall provide the following information to the Advisor for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the Trust’s report on Form N-PX:

A.	The name of the issuer of the portfolio security;
B.	The exchange ticker symbol of the portfolio security;
C.	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
D.	The shareholder meeting date;
E.	A brief identification of the matter voted on;

F.	Whether the matter was proposed by the issuer or by a security holder;
G.	Whether the sub-advisor cast its vote on the matter;
H.	How the sub-advisor cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
I.	Whether the sub-advisor cast its vote for or against management.

This information shall be provided by each sub-advisor to the Advisor by July 31 of each year in the format specified by the Advisor.

V.	Disclosure of Proxy Voting Guidelines

A.	Registration Statement

All of the Trust’s registration statement filings with the SEC on Form N-1A after July 1, 2003 shall contain a description of these Proxy Voting Guidelines and those of the sub-advisors.

B.	Registration Statement, Annual Report and Semi-Annual Report

All of the Trust’s registration statement filings on Form N-1A with the SEC after July 1, 2003, as well as any annual or semi-annual reports to shareholders after the effective date of such registration statement, shall disclose that these Proxy Voting Guidelines and those of the sub-advisors shall be available:

•	By calling a specified toll-free number to obtain a hard copy; or
•	By going to the SEC website at http://www.sec.gov.

C.	Delivery of Hard Copy Requests

When the Advisor receives a request for a description of these Proxy Voting Guidelines and those of the sub-advisors, it will deliver the description that is disclosed in the Statement of Additional Information included in the Trust’s registration statement.  This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

VI.	FORM N-PX

A.	Preparation and Filing of Form N-PX

The Advisor, on behalf of the Trust, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Trust’s proxy voting record for the most recent twelve-month period ended June 30 of that year.

B.	Disclosure of Voting Record in Registration Statement, Annual Report and Semi-Annual Report

•
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 888-278-5809 (toll free); or on the SEC’s website at www.sec.gov.

C.	Delivery of Hard Copy Requests

When the Advisor receives a request for the Trust’s proxy voting record, the Advisor shall send the information disclosed in the Trust’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

D.	Maintenance on the Trust’s Website

If the Trust discloses that its proxy voting record is available on or through its website, the Trust must make available free of charge the information disclosed in its most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the SEC. The information disclosed in the Trust’s most recently filed report on Form N-PX must remain available on or through its website for as long as the Trust discloses that its proxy voting record is available on or through its website.

VII.	PROXY ISSUES WITH RESPECT TO SECURITIES ON LOAN

If voting rights with respect to loaned securities owned by clients have passed to the borrower, the Advisor will not call the loan or otherwise secure a valid proxy to vote the loaned securities unless the proposal to be voted upon would have a material effect on the ‘economic best interests’ of the client.  For a proposal to have a material effect on the ‘economic best interests’ of the client, (i) the passage or failure to pass the proposal must be likely to have an effect on the market price of the issuer’s stock; (ii) the client must own a sufficient percentage of the issuer’s stock so that the client’s affirmative or negative vote would be likely to affect the outcome of the proposal; and (iii) with respect to the Fund, the issuer’s stock must represent a sufficient portion of the Fund’s net assets such that the likely change in the market price of the issuer’s stock would affect the net asset value of the Fund.

The Advisor will rely on the sub-advisors to inform it when there is a material proxy.  In these cases, the Advisor will verify whether the security is on loan.  If the security is on loan, the Advisor will instruct U.S. Bank to recall the security immediately to enable the sub-advisor to vote the proxy.

RAINIER INVESTMENT MANAGEMENT, INC.
SUMMARY OF PROXY VOTING POLICIES
SUB-ADVISOR TO THE ASSETMARK LARGE CAP GROWTH FUND

This statement sets forth the proxy voting policy of Rainier Investment Management, Inc. (“Rainier”) and is intended to be in compliance with 17 CFR 270.30b1-4 and 17 CFR 275.206(4)-6, rules relating to the voting of proxies by registered investment advisors and investment companies registered under the1940 Act.

Rainier clients include mutual funds, employee benefit plans, corporations, charitable organizations and individuals.  As an investment advisor, Rainier is a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting.  The duty of care requires Rainier, when it has proxy voting authority, to monitor corporate events and to vote the proxies.  To satisfy its duty of loyalty, Rainier will cast the proxy votes in a manner consistent with the best interest of its clients and will not subrogate client interests to its own.

Rainier shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of its clients.  Rainier does not intend for these guidelines to be exhaustive.  Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality.  Rather, Rainier’s guidelines are intended to cover the most significant and frequent proxy issues that arise.  Rainier shall revise its guidelines as events warrant.

Rainier is the sub-advisor to the AssetMark Large Cap Growth Fund. Rainier acts as a fiduciary of the Fund and shall vote the proxies of the Fund’s portfolio securities in a manner consistent with the best interest of the Fund and its shareholders.

Procedures used to address any potential conflicts of interest.

Rainier votes on a pre-established set of policy guidelines and on the recommendations of an independent third party, RiskMetrics Group (“RMG”). RMG makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that Rainier votes in the best interests of advisory clients and mutual fund shareholders, and it insulates our voting decisions from any potential conflicts of interest. Subject to Rainier Proxy Policy Committee procedures, Rainier may also override RMG vote recommendations on a case-by case basis on:

▪	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines
▪	Issues that RMG itself considers on a case-by-case basis

The extent to which Rainier delegates proxy voting authority to or relies on recommendations of a third party.

As noted above, Rainier relies on the recommendations of RMG. Rainier retains ultimate responsibility for the votes, and has the ability to override RMG vote recommendations. Rainier will only do so, however, if Rainier believes that a different vote is in the best interests of clients and mutual fund shareholders.

To the extent Rainier desires to override RMG’s vote recommendations for the reasons noted above, Rainier (through its Proxy Policy Committee) will consider whether the proxy voting decision poses a material conflict between Rainier’s interest and that of the relevant clients.  If Rainier determines that a proxy proposal raises a material conflict between Rainier’s interests and a client’s interest, Rainier will resolve such a conflict in the manner described below, in its discretion:

(i) Rainier may follow the recommendation of another nationally recognized third-party proxy advisory service, and document Rainier’s reasons for overriding RMG and vote in accordance with the recommendation of the other third party;

(ii) Rainier may decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;

(iii) Rainier may, in its discretion, disclose the conflict to each affected client and vote as directed by the client, if Rainier receives a timely response from the client (and Rainier may abstain from voting in the absence of a timely client response);

(iv) Rainier may erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;

(v) Rainier may abstain from voting on the proposal, if (a) Rainier determines that an abstention is in the best interest of the affected clients as a whole, (b) the cost of voting the proxy are extraordinary and exceed the expected benefit to the affected client as a whole, (c) Rainier concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) Rainier has not received a timely response from the client; or

(vi) Rainier may implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not the product of the conflict.

The extent to which Rainier will support or give weight to the views of management of a portfolio company.

Rainier bases voting decisions on policy guidelines and on RMG recommendations, both of which are driven by considerations of the best interests of Rainier’s clients and mutual fund shareholders. Rainier votes in favor of management positions only when they coincide with the best interests of clients and mutual fund shareholders.

Policies and procedures relating to matters substantially affecting the rights of the holders of the security being voted.

Rainier policy guidelines include a section devoted specifically to shareholder rights. Rainier generally supports shareholder voting rights and opposes efforts to restrict them.

Disclosure to Clients.

Rainier will disclose to its clients how they may obtain information from Rainier about how Rainier voted with respect to their securities. Rainier will provide to its clients a description or a copy of these proxy voting policies and procedures.

Books and Records Maintained by Rainier.

In connection with voting proxies and this Proxy Policy, Rainier maintains (in hardcopy or electronic form) such books and records as may be required by applicable law, rules or regulations, including:

• Rainier’s policies and procedures relating to voting proxies;
• A copy of each proxy statement that Rainier receives regarding clients’ securities, provided that Rainier may rely on (a) a third party to make and retain, on Rainier’s behalf, pursuant to a written undertaking, a copy of proxy statements or (b) obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;
• A record of each vote cast by Rainier on behalf of clients, provided that Rainier may rely on a third party to make and retain, on Rainier’s behalf, pursuant to a written undertaking, records of votes cast;
• Copies of any documents created by Rainier that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision.

Such books and records will be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in Rainier’s main business office.

Atlanta Capital Management Company, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Large Cap Growth Fund

Atlanta Capital Management Company, LLC (“Atlanta”) has adopted and implemented written policies and procedures that Atlanta believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).   Atlanta seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principal aim of maintaining or enhancing the companies’ economic value.  Atlanta has adopted formal written guidelines that are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on a company or its shareholders (on which Atlanta will routinely vote with management), Atlanta will review each matter on a case-by-case basis and reserve the right to deviate from the guidelines when it believes the situation warrants such a deviation.  In special cases, Atlanta’s Proxy Administrator may seek insight from Atlanta’s analysts, portfolio managers and/or Executive Committee on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.  Atlanta contracts its proxy voting administration to RiskMetrics Group (“RMG”) and ProxyEdge (“BR”).  RMG and BR are industry leaders in proxy administration.  RMG also provides analyses of the issues being voted at each company meeting, which assist Atlanta in determining how to vote the proxies.  By utilizing the proxy administration services of RMG and BR, Atlanta increases its efficiency in handling proxies and meets all of the requirements for retention and reporting.

I.	Summary of Proxy Voting Guidelines

A.	Election of Board of Directors

Atlanta believes that a board of directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, Atlanta believes that important board committees (e.g., audit, nominating and compensation committees) should be entirely independent.

B.	Approval of Independent Auditors

Atlanta believes that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit-related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee.  Atlanta will also consider the reputation of the auditor and any problems that may have arisen in the auditor’s performance of services.

C.	Executive Compensation

Atlanta believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, employees and directors. However, Atlanta is opposed to plans that substantially dilute shareholders’ ownership interests in the company or have objectionable structural features.

D.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, Atlanta opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions.

E.     Environmental/Social Policy Issues

Atlanta believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the company’s board of directors. Atlanta recognizes that certain social and environmental issues raised in shareholder proposals are the subjects of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies.  Atlanta generally supports management on these types of proposals, though exceptions may be made in certain instances where Atlanta believes a proposal has substantial economic implications.   Atlanta expects that the companies in which clients’ assets are invested will act as responsible corporate citizens.

F.	State of Incorporation/Offshore Presence

Under ordinary circumstances, Atlanta will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management’s decision has been approved by a Board of Directors.  Atlanta recognizes that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation).  Each proposal to reincorporate in offshore tax havens will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including Atlanta’s clients.

G.    Circumstances Under Which Atlanta Will Abstain From Voting

Atlanta will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to Atlanta.  Under certain circumstances, the costs to clients associated with voting such proxies would far outweigh the benefit derived from exercising the right to vote.  In those circumstances, Atlanta will make a case-by-case determination on whether or not to vote such proxies.  In the case of countries that required so-called “share blocking,” Atlanta may also abstain from voting.  Atlanta will not seek to vote proxies on behalf of its clients unless it has agreed to take on that responsibility on behalf of a client.  Finally, Atlanta may be required to abstain from voting on a particular proxy in a situation where a conflict exists between Atlanta and its client.  The policy for resolution of such conflicts is described below in Section II.

II.	CONFLICT RESOLUTION

As fiduciary to its clients, Atlanta puts the interests of its clients ahead of its own.  If the Atlanta Compliance Officer and designated members of senior management determine that a conflict of interest exists between Atlanta and its client, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to any company for which a potential conflict of interest exists ( the “Conflicted Companies”).  If the Atlanta Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in the Proxy Voting Policies (the “Policies”), she will (i) inform the Atlanta Compliance Officer and designated members of senior management (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

If the Atlanta Proxy Administrator intends to vote in a manner inconsistent with the guidelines or, if the issues raised by the proxy are not contemplated by the Atlanta Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Atlanta Proxy Administrator will seek instruction on how the proxy should be voted from the board of directors, or any committee thereof identified by the Board, in the case of the Large Cap Growth Fund; Atlanta will provide all reasonable assistance to the board to enable it to make an informed decision.  If the board of directors does not provide instructions to the Atlanta Proxy Administrator on how to vote the proxy, the Atlanta Proxy Administrator will generally abstain from voting in order to avoid the appearance of impropriety.  If, however, the failure of Atlanta to vote its clients’ proxies would have a material adverse economic impact on Atlanta’s clients’ securities holdings in the Conflicted Company, Atlanta may vote such proxies in order to protect its clients’ interests.   In either case, the Atlanta Proxy Administrator will record the existence of the conflict and the resolution of the matter.

Wellington Management Company, LLP
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Large Cap Growth Fund

The Fund for which Wellington Management Company, LLP (“Wellington Management”) serves as sub-advisor has granted to Wellington Management the authority to vote proxies on its behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policy and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of Wellington Management’s Global Proxy Policy and Procedures. The Global Governance Group within Wellington Management’s Investment Services department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Wellington Management’s Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of the Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote and/or excessive costs.

Diamond Hill Capital Management, Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Large Cap Value Fund

These policies and procedures apply to the voting of proxies by Diamond Hill Capital Management, Inc. (“Diamond Hill”) for accounts in which it has proxy voting discretion.

Summary of Proxy Voting Guidelines

The fundamental guideline followed by Diamond Hill in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries. Absent special circumstances, it is the policy of Diamond Hill to exercise its proxy voting discretion in accordance with the guidelines set forth in its Proxy Voting Policies and Procedures (the “Policies and Procedures”) (available upon request).

I. Diamond Hill

Diamond Hill has adopted the Policies and Procedures to ensure compliance with its fiduciary duties, Rule 206(4)-6 under the Investment Advisers Act of 1940 and other applicable laws. Diamond Hill will maintain electronic copies of proxy voting information provided by any independent third parties.

II. Application of Proxy Voting Guidelines

The key objective of Diamond Hill’s Policies and Procedures is to maximize the value of the stock held in its clients’ portfolios. The Policies and Procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors. While ordinary business matters are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, Diamond Hill also recognizes that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications for the shareholders.

Diamond Hill’s Policies and Procedures contain proxy voting policies relating to specific issues, such as: the election of directors; the appointment of auditors; equity-based compensation plans, articles of incorporation or bylaws; corporate restructurings, mergers and acquisitions; and shareholder rights plans. Diamond Hill applies these proxy voting policies flexibly and reserves the right to seek insight from a variety of sources on how a particular proxy proposal will affect the financial prospects of a company. Diamond Hill believes that individual portfolio managers are the most knowledgeable and best suited to make decisions with regard to proxy votes, and therefore relies on those individuals to make the final decision on how to cast proxy votes.

III. Conflicts of Interest

Conflicts of interest may arise from various sources. Diamond Hill encourages clients who have objectives that differ to notify Diamond Hill that they will vote their proxies themselves, either permanently or temporarily. Otherwise, Diamond Hill will vote its clients’ shares in keeping with the Policies and Procedures. In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and the interests of Diamond Hill or its affiliates, on the other. In such a case, Diamond Hill will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes. In the case of mutual funds, Diamond Hill will forward the proxy materials to the independent trustees, consistent with the Policies and Procedures.

IV. Proxy Voting Records; Client Disclosures

Diamond Hill will maintain the following records relating to proxy votes cast under these Policies and Procedures:

•           A copy of these Policies and Procedures.

•             A record of each vote cast by Diamond Hill on behalf of a client.
•
A copy of each written client request for information on how Diamond Hill voted proxies on behalf of the client, and a copy of any written response by Diamond Hill to any client request for information on how it voted proxies.

Diamond Hill will retain the foregoing records for such period of time as is required to comply with applicable laws and regulations. Diamond Hill also will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law.

Davis Selected Advisers, L.P.
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Large Cap Value Fund

Davis Selected Advisers, L.P. (“Davis”) votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.

Davis votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis takes into consideration its duty to clients and all other relevant facts known to Davis at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

Davis has adopted written Proxy Voting Policies and Procedures and established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups and independent proxy research services.

Clients may obtain a copy of Davis’ Proxy Voting Policies and Procedures, and/or a copy of how proxies were voted, by writing to:

Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

I.  Guiding Principles

Creating Value for Existing Shareholders. The most important factors that Davis considers in evaluating proxy issues are:  (i) the company’s or management’s long-term track record of creating value for shareholders.  In general, Davis will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in Davis’ estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long-term performance resulted from poor management or from factors outside of management’s control.

Other factors which Davis considers may include:

(a) Shareholder Oriented Management. One of the factors that Davis considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such management will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth.  Davis’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) Allow responsible management teams to run the business.  Because Davis tries generally to invest with “owner oriented” managements (see above), Davis votes with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from Davis’ initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis opposes proposals that limit management’s ability to do this. Davis will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.

(c) Preserve and expand the power of shareholders in areas of corporate governance.  Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans and repricing of options.

(d) Support compensation policies that reward management teams appropriately for performance. Davis believes that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In Davis’ view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where Davis feels that the compensation practices at companies Davis owns are not acceptable, Davis will exercise its discretion to vote against compensation committee members and specific compensation proposals.

Davis exercises its professional judgment in applying these principles to specific proxy votes. Davis’ Proxy Voting Procedures and Policies provide additional explanation of the analysis which Davis may conduct when applying these guiding principles to specific proxy votes.

II.  Conflicts of Interest

A potential conflict of interest arises when Davis has business interests that may not be consistent with the best interests of a client. Davis’ Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group exercises its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1)	Votes consistent with the “General Proxy Voting Policies” are presumed to be consistent with the best interests of clients;
(2)	Davis may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;
(3)	Davis may obtain guidance from an independent third party;
(4)	The potential conflict may be immaterial; or
(5)	Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.

NFJ Investment group, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Large Cap Growth Fund
General Policy
NFJ Investment Group LLC (“NFJ”) votes proxies as part of its authority to manage, acquire and dispose of account assets, unless the client has explicitly reserved the authority for itself.  This policy is designed and implemented in a manner reasonable expected to ensure that voting rights are exercised in the best interest of NFJ’s clients and in compliance with Rule 206(4)-6 of the Advisers Act, other applicable rules of the SEC and NFJ’s fiduciary obligations.  When voting proxies, NFJ’s primary objective is to make voting decisions solely in the best interests of its clients by voting proxies in a manner intended to enhance the economic value of the underlying portfolio securities held in its clients’ accounts.

This policy sets forth the general standards for proxy voting whereby NFJ has authority to vote its client’s proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services.  These include:

•	Exercising responsibility for voting decisions;
•	Resolving conflicts of interest;
•	Making appropriate disclosures to clients;
•	Creating and maintaining appropriate records;
•	Providing clients access to voting records; and
•	Outsourcing the proxy voting administrative process.

Responsibility for Voting Decisions
The exercise of shareholder voting rights is an investment decision.  Accordingly, it is the responsibility of NFJ’s senior management to ensure that voting decisions are organized and conducted in accordance with portfolio objectives and any applicable legal requirements. In order to ensure that this obligation is carried out, the senior management of NFJ has designated a committee to be responsible for all aspects of the exercise of shareholder rights (the “Proxy Committee”).  The Proxy Committee is comprised of NFJ professionals as provided for in the charter of the Proxy Committee.  The Proxy Committee shall have the responsibility for oversight of the proxy voting process for all NFJ clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter.  To the extent a client instructs NFJ to direct voting on a particular issue, the Proxy Committee shall evaluate such request on a case-by-case basis.

The Proxy Committee
The Proxy Committee shall be governed by this policy and will perform the following duties:

•
Establish NFJ’s proxy voting guidelines, with such advice, participation and research as the Proxy Committee deems appropriate from the investment professionals, proxy voting services or other knowledgeable interested parties.

•	To the extent the proxy guidelines do not cover potential proxy voting issues, discuss and determine the process for determining how to vote such issues.
•
Develop a process for the resolution of voting issues that require a case-by-case analysis or involve a conflict of interest (including the involvement of the appropriate investment professionals as necessary) and monitor such process.

•	Vote or engage a third party service provider to vote proxies in accordance with NFJ’s guidelines.
•
Document, in the form of a report, the resolution of any conflicts of interest between NFJ and its clients, and provide or make available, adequate documentation to support that conflicts were resolved in a fair, equitable and consistent manner that is in the interest of clients.

•	Approve and monitor the outsourcing of voting obligations to third-parties.
•	Oversee the maintenance of records regarding voting decisions in accordance with the standards set forth by this policy.

The Proxy Committee shall review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services.

Obligation to Vote
When an investment management or client relationship is established, the obligation of NFJ to vote may be inherent in the relationship or, in some cases, implied as a matter of law.  In some situations, the client may prefer to vote (or direct the voting) for portfolio securities.  To the extent a client wishes to retain voting authority, the client specifically must do so in writing.

Voting Proxies

Written Proxy Voting Guidelines
NFJ shall establish general voting guidelines for recurring proposals (“Voting Guidelines”).  The Voting Guidelines should address routine as well as significant matters commonly encountered.  The Voting Guidelines should permit voting decisions to be made flexibly while taking into account all relevant facts and circumstances. The Proxy Committee or its delegate (typically, an investment professional on the Proxy Committee) shall review the Voting Guidelines periodically.  In addition, the Proxy Committee or its delegate (typically, an investment professional on the applicable strategy team) may make the determination regarding how to vote a proxy on a case-by-case basis.

Abstention from Voting Proxies
NFJ may abstain or refrain from voting a client proxy on behalf of its clients’ accounts under certain circumstances.  These include:
•	When the economic effect on shareholder’s interests or the value of the portfolio holding is indeterminable or insignificant;
•	When voting the proxy would unduly impair the investment management process; or
•	When the cost of voting the proxies outweighs the benefits or is otherwise impractical.

Logistical Considerations
NFJ may refrain from voting a proxy due to logistical or other considerations that may have a detrimental effect on NFJ’s ability to vote such a proxy.  These issues may include, but are not limited to:  (1) proxy statements and ballots being written in a foreign language, (2) untimely notice of a shareholder meeting, (3) requirements to vote proxies in person, (4) restrictions on a foreigner’s ability to exercise votes, (5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting (e.g. share blocking) or (6) requirements to provide local agents with power of attorney to facilitate the voting instructions.  Such proxies are voted on a best-efforts basis.

Securities on Loan
Registered investment companies that are advised or sub-advised by NFJ as well as certain other advisory clients may participate in securities lending programs.  Under most securities lending arrangements, securities on loan may not be voted by the lender unless the loan is recalled prior to the record date for the vote.  NFJ believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program through its lending agent that balances any tension between loaning and voting securities in a manner that satisfies such client.  NFJ will request that clients notify NFJ in writing if the client has decided to participate in a securities lending program.  If a client has decided to participate in a securities lending program, NFJ will defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace.  If the client who participates in a securities lending program requests, NFJ will use reasonable efforts to request the client recall the loaned securities for voting if NFJ has knowledge that the proxy involves a Material Event (as defined below) affecting the loaned securities.

Material Event for purposes of determining whether a recall of a security is warranted, means a proxy that relates to a merger, acquisition, spin-off or other similar corporate action.  The Proxy Committee will review the standard for determination of a Material Event from time to time and will adjust the standard as it deems necessary.  NFJ may utilize third-party service providers, in its sole discretion, to assist it in identifying and evaluating whether an event constitutes a Material Event.

The ability to timely recall shares for proxy voting purposes is not within the control of NFJ and requires the cooperation of the client and its other service providers.  Under certain circumstances, the recall of shares in time to be voted may not be possible due to applicable proxy voting record dates, the timing of receipt of information and administrative considerations.  Accordingly, efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.

Resolving Conflicts of Interest
NFJ may have conflicts that can affect how it votes its clients’ proxies.  For example, NFJ may advise a pension plan whose management is sponsoring a proxy proposal.  NFJ’s clients that exercise voting rights themselves may also have conflicting views with NFJ on the appropriate manner of exercising shareholder voting rights in general or in specific circumstances.  Regardless, votes shall only be cast in the best economic interests of clients in a manner intended to enhance the economic value of the underlying portfolio securities.  NFJ shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.  The Proxy Committee is responsible for addressing how NFJ resolves material conflicts of interest with its clients.

Making Appropriate Disclosures to Clients
NFJ shall provide clients with a summary of this policy in the form of a general Proxy Voting Policy Statement.  The delivery of this statement can be made in Part II of Form ADV or under separate cover.

Creating and Maintaining Appropriate Records

Recordkeeping Requirements
In keeping with applicable law, NFJ will keep the following records:
•	Copies of NFJ’s Proxy Voting Policy and Procedures;
•	Copies or records of each proxy statement received with respect to clients’ securities for whom NFJ exercises voting authority;
•	Records of votes cast on behalf of clients;
•	Records of each vote cast as well as certain records pertaining to NFJ’s decision on the vote;
•	Records of written client requests for proxy voting information; and
•	Records of written responses from NFJ to either written or oral client request regarding proxy voting.

Retention of Records
Records are kept for at least six years following the date that the vote was cast.  NFJ may maintain the records electronically.  Third-party service providers may be used to maintain proxy statements and proxy votes.

Providing Clients Access to Voting Records

Access by Clients
Generally, clients of NFJ have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective account or strategy.  Shareholders and unit-holders of commingled funds advised or sub-advised by NFJ shall have such access to voting records pursuant to the governing documents of the commingled fund.

Access by Third Parties
Voting actions are confidential and may not be disclosed to any third party except as may be required by law or explicitly authorized by the client.

Outsourcing the Proxy Voting Process
To assist in the proxy voting process, NFJ may retain an independent third party service provider to assist in providing in-depth research, analysis and voting recommendations on corporate governance issues and corporate actions as well as assist in the administrative process.  The services provided to NFJ may offer a variety of fiduciary-level, proxy-related services to assist in its handling of proxy voting responsibilities and corporate governance-related efforts.

AGI Capital (formerly Nicholas-Applegate Capital Management)
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Small/Mid Cap Growth Fund

AGI Capital takes seriously the responsibility of voting proxies on behalf of its clients.  Its policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom AGI Capital owes a fiduciary duty.

AGI Capital’s Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing its policies and procedures.  The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary.   AGI Capital’s guidelines and voting actions are aligned with the voting recommendations of Glass Lewis, a third-party proxy voting service to which it subscribes.

AGI Capital votes all proxies received according to its written guidelines, Glass Lewis recommendations and/or investment team input.  AGI Capital’s guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.

The guidelines reflect AGI Capital’s normal voting position on certain issues, and may not apply in every situation.  The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ depending on individual facts and circumstances.   Even when its guidelines specify how it normally votes on particular issues, AGI Capital may change the vote if it is reasonably determined to be in its client’s best interest.   In certain cases, AGI Capital will vote a specific account outside of its policy upon client request.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings to ensure ballots are received and voted.  The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the proxy analysis is used for each issue, and all votes are recorded.  Any variance from stated policy is carefully noted, including the reason for the variance.  In some circumstances AGI Capital is not notified of a ballot to vote, therefore resulting in a non-voted ballot.

The proxy voting and record keeping are provided through a third party vendor, Glass Lewis.  Prior to October 31, 2006, AGI Capital used Institutional Shareholder Services for this service.  AGI Capital maintains proxy voting records for all applicable accounts and makes these records available to clients at their request.

Conflict Resolution

When facing conflicts between its interests and the interests of its clients, AGI Capital will always act in the best interests of its clients.   In proxy voting matters, conflicts of interest can arise in many ways.  For example, a proxy issue could arise for one of its public clients that AGI Capital also owns in one or more client accounts.  Or, a potential client battling a contentious shareholder proposal may ask for AGI Capital’s vote in exchange for granting AGI Capital an investment mandate.  In these cases and other potential conflict scenarios, AGI Capital must exercise caution to ensure its clients’ interests are not compromised.

AGI Capital believes a reasonable process to screen for potential conflicts that could influence proxy voting is as follows:

(i)	identify any situation where AGI Capital does not intend to vote in accordance with normal policy on any issue;
(ii)	determine who is directing (portfolio manager, client, etc.) AGI Capital to vote contrary to its normal policy;
(iii)	review and analyze for potential conflict issues (e.g., may require portfolio manager to disclose any relationship with the issuer via a written questionnaire);
(iv)	have AGI Capital’s Proxy Committee review any request to vote contrary to policy, and potential conflicts, if any, prior to voting, and make final decision;

(v)	pursuant to the request of the Board of Trustees of the AssetMark Funds, AGI Capital will report to the Board any conflict of interest matter and how the Committee resolved it.

The Proxy Committee will be responsible for implementing and following the above process, and has the flexibility to use its reasonable judgment in determining which steps are necessary under each set of circumstances.

Copper Rock Capital Partners, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Small/Mid Cap Growth fund

When voting proxies on behalf of its clients, Copper Rock Capital Partners, LLC (“Copper Rock”) assumes a fiduciary responsibility to vote in its clients’ best interests.  In addition, with respect to benefit plans under the Employee Retirement Income Securities Act of 1974 (ERISA), Copper Rock acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries.  So that it may fulfill these fiduciary responsibilities to clients, Copper Rock has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

Proxy Voting Guidelines

Copper Rock acknowledges it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies.  To assist in this effort, Copper Rock has retained RiskMetrics (formerly Institutional Shareholder Services) to research and vote proxies.  RiskMetrics provides proxy-voting analysis and votes proxies in accordance with predetermined guidelines.  Relying on RiskMetrics to vote proxies ensures that Copper Rock votes in the best interest of its clients and insulates Copper Rock’s voting decisions from potential conflicts of interest.

There may be occasions when Copper Rock determines that not voting a proxy may be in the best interest of clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client.  There may also be times when clients have instructed Copper Rock not to vote proxies or direct Copper Rock to vote proxies in a certain manner.  Copper Rock will maintain written instructions from clients with respect to directing proxy votes.

Copper Rock also reserves the right to override RiskMetrics vote recommendations under certain circumstances.  Copper Rock will only do so if it believes that changing such vote is in the best interest of clients.  All overrides will be approved by an executive officer of Copper Rock and will be documented with the reasons for voting against the RiskMetrics recommendation.

Conflicts of Interest

Occasions may arise during the voting process in which the best interest of clients conflicts with Copper Rock’s interests.  In these situations ISS will continue to follow the same predetermined guidelines as formally agreed upon between Copper Rock and RiskMetrics before such conflict of interest existed.  Conflicts of interest generally include (i) Copper Rock’s having had a substantial business relationship with, or actively soliciting business from, a company soliciting proxies or (ii) personal or family relationships involving employees of Copper Rock, such as a spouse who serves as a director of a public company.  A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative.

If Copper Rock learns that a conflict of interest exists, the proxy coordinator will prepare a report to the Compliance Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material, and (iii) procedures to ensure that Copper Rock makes proxy voting decisions based on the best interests of clients.  If Copper Rock determines that a material conflict exists, it will defer to RiskMetrics to vote the proxy in accordance with the predetermined voting policy.

Voting Policies

Copper Rock has adopted the proxy voting policies developed by RiskMetrics.   The policies have been developed based on RiskMetrics’ independent, objective analysis of leading corporate governance practices and the support of long-term shareholder value.  Copper Rock may change its policies from time to time without providing notice of changes to clients.

RiskMetrics proxy voting policies include:

Management Proposals:  Proposals introduced by company management will generally be voted in accordance with management’s recommendations on the following types of routine management proposals:

•	Election of Directors (uncontested)
•	Approval of Independent Auditors
•	Executive Compensation Plans
•	Routine Corporate Structure, Share Issuance, Allocations of Income, Scrip Dividend Proposals, Increases in Capital or Par Value, and Share Repurchase Plans

Shareholder Proposals:  At times, shareholders will submit proposals that generally seek to change some aspect of a company’s corporate governance structure or its business operations.  Proxies will generally be voted against proposals motivated by political, ethical or social concerns.  Proposals will be examined solely from an economic perspective.  Proxies will generally be voted with management in opposition to shareholder resolutions which could negatively impact the company’s ability to conduct business, and voted in support of the shareholder initiatives concerning the maximization of shareholder value.

Other (Non-Routine) Proposals:  Non-routine proposals, introduced by company management or shareholders, are examined on a case-by-case basis.  These are often more complex structural changes to a company such as a reorganization or merger, in which a variety of issues are considered including the benefits to shareholders’ existing and future earnings, preservation of shareholder value, financial terms of the transaction and the strategic rationale for the proposal.  The following are examples of proposals that are voted on a case-by-case basis:

•	Reorganizations/Restructurings
•	Amendments to the Articles of Association
•	Non-Executive Director Compensation Proposals (cash and share based components)
•	Increasing Borrowing Powers
•	Debt Issuance Requests

Voting Process

Copper Rock has appointed the manager of operations to act as proxy coordinator.  The proxy coordinator acts as coordinator with RiskMetrics ensuring proxies Copper Rock is responsible to vote are forwarded to RiskMetrics and overseeing that RiskMetrics is voting assigned client accounts and maintaining appropriate authorization and voting records.

After RiskMetrics is notified by the custodian of a proxy that requires voting and/or after RiskMetrics cross references its database with a routine download of Copper Rock holdings and determines a proxy requires voting, RiskMetrics will review the proxy and make a voting proposal based on the recommendations provided by RiskMetrics’ research group.  Any electronic proxy votes will be communicated to the proxy solicitor by RiskMetrics’ Global Proxy Distribution Service while non-electronic ballots, or paper ballots, will be faxed, telephoned or sent via Internet.  RiskMetrics assumes responsibility for the proxies to be transmitted for voting in a timely fashion and maintains a record of each vote, which is provided to Copper Rock on a quarterly basis.  Copper Rock will make votes available to all separately managed accountholders upon request and will communicate votes to all mutual fund clients no less frequently than once a year.

Proxy Voting Record

Copper Rock’s proxy coordinator will maintain a record containing the following information regarding the voting of proxies:  (i) the name of the issuer; (ii) the exchange ticker symbol; (iii) the CUSIP number; (iv) the shareholder meeting date; (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder; (vii) how RiskMetrics/Copper Rock voted the proxy (for, against, abstained); and (viii) whether the proxy was voted for or against management.

Obtaining a Voting Proxy Report

Clients may request a copy of these policies and procedures and/or a report on how their individual securities were voted by calling Copper Rock’s Head of Client Service at (617) 369-7140.  The report will be provided free of charge.

ADVISORY RESEARCH, INC.
SUMMARY OF PROXY VOTING POLICIES
SUB-ADVISOR TO THE ASSETMARK SMALL/MID CAP VALUE FUND

Advisory Research, Inc. (“ARI”) is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf.  Proxy voting is one such service for the following clients: 1) those covered under the Employee Retirement Income Securities Act (“ERISA”) and 2) those non-ERISA clients over which ARI exercises such voting authority.  To fulfill these duties, ARI must cast votes in a manner consistent with the best interests of its clients.  In accordance with Rule 206(4)6 under the Adviser’s Act, ARI has adopted policies and procedures to address its proxy voting responsibilities.

I.  Summary of Proxy Voting Policies.  ARI has engaged RiskMetrics Group / Institutional Shareholder Services (“ISS”) to provide proxy voting services for clients over which ARI exercises proxy voting authority.  ARI has adopted standard proxy voting guidelines, which are applied by ISS to all ARI proxy votes, absent instruction from ARI to the contrary.  ARI generally votes in accordance with its proxy voting guidelines; however, in rare circumstances ARI may opt to override the guidelines if it is decided to be the best interest of its clients.  It should be noted that the below Summary of Proxy Voting Guidelines is general in nature and provided for informational purposes.  Complete proxy voting policies and procedures, including complete guidelines are available upon request.

II.  Summary of Proxy Voting Guidelines.

Board of Directors
•
Case by Case Basis on director nominees based on (but not limited to) the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, disclosures under Section 404 of the Sarbanes-Oxley Act, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as a CEO, number of outside boards at which a director services and whether a retired CEO sits on the board but Against nominees that do not meet required standards pertaining to attendance and the number of outside board positions; and Against directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

•
Against indemnification proposals that would expand coverage beyond just legal expenses acts, such as negligence and proposals to eliminate directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Against proposals to impose a mandatory retirement age or limit the tenure of outside directors through term limits.
•	For proposals seeking to fix the board size or designate a range for the board size.
•	Against proposals to classify the board and For proposals to repeal classified boards and to elect all directors annually.

Mergers and Corporate Restructurings
•
Case by Case Basis on proposals on mergers and acquisitions generally by applying a strategy based on assessment of: the reasonableness of the value to be received by target shareholders; how the market has responded to the proposed deal; if the deal makes sense strategically; the fairness of the negotiation process; if insiders are disproportionately benefitting from the transaction; and the prospects of the combined company, including the prospective combined governance profile.

•
Case by Case Basis on proposals to increase common shares using a model developed by ISS.  Vote For proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Anti-takeover Defenses/Capital Structure
•	For proposals that remove restrictions on the rights of shareholders and allow shareholders to act by written consent and call special meetings.

•	Against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Against proposals giving the board exclusive authority to amend the bylaws and For proposals giving the board the ability to amend the bylaws in addition to shareholders.

Executive and Director Compensation
•
Case by Case Basis on equity compensation plans generally focusing on the transfer of shareholder wealth, as the dollar cost of pay plans to shareholders as opposed to simply focusing on voting power dilution but Against the equity plan if any of the following factors apply: total cost of the company’s equity plans is unreasonable; the plan expressly permits the repricing of stock options without prior shareholder approval; there is a disconnect between CEO pay and the company’s performance; the company’s three year burn rate exceeds the accepted threshold; or the plan is a vehicle for poor pay practices.

•	Case by Case on compensation plans for non-employee directors based on the cost of the plans against the company’s allowable cap.
•
Generally For shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table. (Say-on-Pay)

Social and Environmental Issues
•	Generally For proposals seeking reports and studies on environmental issues, labor standards and human rights.

III.  Conflicts of Interest.  ARI believes that the use of standard proxy voting guidelines and the use of an independent third party, such as ISS, mitigate potential conflicts of interest between ARI and its clients.  In addition, any recommendations by ARI employees to vote against the guidelines should be brought to the attention of the Chief Compliance Officer.  Any resulting override shall be documented and then submitted to ISS by compliance personnel.  Finally, ARI has adopted a Code of Ethics, advocating strictly ethical behavior and mandating that all ARI business activities be conducted in the best interest of its clients.

INTEGRITY ASSET MANAGEMENT, LLC
SUMMARY OF PROXY VOTING POLICIES
SUB-ADVISOR TO THE ASSETMARK SMALL/MID CAP VALUE FUND

These policies and procedures apply to the voting of proxies by Integrity Asset Management, LLC (“Integrity”) for accounts in which has proxy voting discretion.

Summary of Proxy Voting Guidelines

The fundamental guideline followed by Integrity in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment. Absent special circumstances of the types described below, it is the policy of Integrity to exercise its proxy voting discretion in accordance with the guidelines set forth in its Proxy Voting Guidelines (available upon request). These guidelines are applicable to the voting of domestic and global proxies.

I. Integrity

As an integral part of the investment process and where authorized by its clients, Integrity has responsibility for voting proxies, along with interpretation and application of its Proxy Voting Guidelines. Integrity has delegated this activity to a third party, which is described in Section II. The Integrity Compliance Department will maintain electronic copies of proxy voting information provided by any independent third parties.

II. RiskMetrics Group

Integrity has delegated to an independent third party, currently, RiskMetrics Group (“RMG”), the responsibility to review proxy proposals and to make voting recommendations on behalf of Integrity, in a manner consistent with its Proxy Voting Guidelines.

III. Application of Proxy Voting Guidelines

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies, investment managers (with the approval of the investment team leader) may vote proxies contrary to the recommendation of RMG if it is determined that such action is in the best interests of the clients/beneficiaries. The Integrity Compliance Department will serve as a facilitator for such requests. When exercising such discretion, the investment manager may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal and the company involved. Similarly, poor past performance, uncertainties about management and future direction, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

Investment personnel for the respective investment team will document the rationale for any proxy voted contrary to the recommendation of RMG. Such information will be kept by the investment team and will be available to the Integrity Compliance Department as part of the recordkeeping process.

IV. Conflicts of Interest

Integrity may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.

If, at any time, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to Integrity’s Compliance Officer and/or counsel. Conflicts of interest will be handled in various ways depending on the type and materiality. This includes:

•	Where the Proxy Voting Guidelines outline Integrity’s voting position as either “for” or “against” such proxy proposal, voting will be in accordance with Integrity’s Proxy Voting Guidelines.

•
Where the Proxy Voting Guidelines outline Integrity’s voting position to be on a “case-by-case basis” for such proposal, or such proposal is not listed in the Proxy Voting Guidelines, then one of the two following methods will be selected by Integrity depending on the facts and circumstances of each situation and the requirement of applicable law.

•	Voting the proxy in accordance with the voting recommendation of an independent third party.

•	Voting the proxy pursuant to client direction.

V. Proxy Voting Records; Client Disclosures

Integrity will maintain the following records relating to proxy votes cast under these policies and procedures:

•	A copy of these policies and procedures.

•	A copy of each proxy statement Integrity receives regarding clients’ securities.

•	A record of each vote cast by Integrity on behalf of a client.

•	A copy of any document created by Integrity that was material to making a decision of how to vote proxies on behalf of a client or that memorialized the basis for that decision.

•
A copy of each written client request for information on how Integrity voted proxies on behalf of the client, and a copy of any written response by Integrity to any client request for information on how Integrity voted proxies.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. Integrity may rely on one or more third parties to make and retain the records.
Integrity will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law.

VI. ERISA Accounts

Plans governed by ERISA, are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Integrity, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The U.S. Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting “employer securities” held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with U.S. Department of Labor positions, it is the policy of Integrity to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

VII. Closed-End and Open-End Mutual Funds

Proxies of closed-end and open-end registered management investment companies will be voted subject to any applicable proxy voting guidelines of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

VIII. Other Special Situations

Integrity may choose not to vote proxies in certain situations or for certain accounts, such as where: 1) a client has informed Integrity that it wishes to retain the right to vote the proxy, in which case, Integrity will instruct the custodian to send the proxy material directly to the client; 2) Integrity deems the cost of voting would exceed any anticipated benefit to the client; 3) a proxy is received for a client account that has been terminated with Integrity; 4) a proxy is received for a security Integrity no longer manages (i.e., Integrity had previously sold the entire position) and/or 5) the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

MARTIN CURRIE INC.
SUMMARY OF PROXY VOTING POLICIES
SUB-ADVISOR TO THE ASSETMARK INTERNATIONAL EQUITY FUND

These policies and procedures apply to the voting of proxies by Martin Currie Inc. (“Martin Currie”) for accounts in which it has proxy voting discretion.

Summary of Proxy Voting Guidelines

As a registered investment adviser, Martin Currie, Inc. (“Martin Currie”) has a fiduciary duty to act solely in the best interests of its clients. As part of this duty, Martin Currie recognizes that it must exercise voting rights in the best interests of its clients. Martin Currie recognizes the importance of good corporate governance in ensuring that management and boards of directors fulfill their obligations to shareholders. As part of its investment process, Martin Currie takes into account the attitudes of management and boards of directors on corporate governance issues when deciding whether to invest in a company. Martin Currie is a global investment manager, and invests significantly in emerging markets. It should be noted that protection for shareholders may vary significantly from jurisdiction to jurisdiction, and in some cases may be substantially less than in the U.S. or developed countries.

This statement is intended to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. It sets forth the policy and procedures of Martin Currie for voting proxies for its clients, including investment companies registered under the Investment Company Act of 1940, as amended, except where such clients require different standards to the voting of proxies to be applied on their behalf.

Proxy Voting Policies

Martin Currie’s proxy voting is carried out by an independent third party, RiskMetrics. The way RiskMetrics vote on recommendations is based on its research and according to set guidelines (“RiskMetrics/NAPF guidelines”), as agreed with Martin Currie and amended from time to time. “NAPF” stands for National Association of Pension Funds and the RiskMetrics/NAPF guidelines are reviewed by Martin Currie at least annually to ensure this method continues to meet its expectations. Furthermore, the RiskMetrics/NAPF guidelines are approved by the investment team and therefore, should Martin Currie wish to vote to be contrary to the RiskMetrics/NAPF guidelines, an instruction to do so will be given to RiskMetrics. Where Martin Currie votes against the RiskMetrics/NAPF guidelines, evidence will be retained to show the reason why and such instances are recorded on RiskMetrics’ system on a client-by-client basis.

In many instances, the RiskMetrics/NAPF guidelines support the management of the companies in which Martin Currie invests. However, Martin Currie reserves the right to depart from the RiskMetrics/NAPF guidelines in order to avoid voting decisions that it believes may be contrary to its clients’ best interests. Martin Currie has overall responsibility to ensure that it is voting in accordance with this Policy and in the interests of its clients.

Elections of Directors: In many instances, election of directors is a routine voting issue. Unless there is a proxy fight for seats on the board or Martin Currie determines that there are other compelling reasons for withholding votes for directors, it will typically vote in favor of the management proposed slate of directors. Reasons why Martin Currie would not vote in favor include where the election of insiders or affiliated outsiders would cause the board not to be deemed independent, where directors have adopted a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption or where directors have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withheld votes out of those cast at the previous board election. Consideration would be given as to whether the directors have responded to shareholder actions that have received significant shareholder support. Martin Currie may withhold votes for directors who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. The foregoing list is not exhaustive, and individual voting decisions may depart from the outcomes indicated above, if such departure is deemed to be in the best interests of Martin Currie’s clients.

Appointment of Auditors: The selection of an independent accountant to audit a company's financial statements is generally a routine business matter. Martin Currie believes that management remains in the best position to choose the accounting firm and will generally support management's recommendation. In some circumstances, there would be exceptions to this, for example, where the auditor has a financial interest in the company and is therefore not independent. Voting would be on a case-by-case basis on shareholder proposals asking for rotation of an auditor firm. This would take into account the following factors - the tenure of the audit firm, the establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price, the length of the rotation period and significant audit-related issues.

Changes in Capital Structure: Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Martin Currie will generally cast its votes in accordance with the company’s management on such proposals but this will be considered on a case-by-case basis.

Corporate Restructurings, Mergers and Acquisitions: Martin Currie would vote reorganizations/ restructurings on a case-by-case basis based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

Corporate Governance: Martin Currie recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. Martin Currie generally favors proposals promoting transparency and accountability within a company.

Social and Corporate Responsibility: Martin Currie recognizes the importance of supporting sound and responsible policies in relation to social, political and environmental issues. However, in the interests of shareholders, Martin Currie reserves the right to vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. Martin Currie may vote against or abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Executive Compensation: Martin Currie generally votes on case-by-case basis. RiskMetrics applies a quantitative methodology. Martin Currie will vote against a plan if the cost exceeds the allowable cap. Martin Currie will vote for a plan if the cost is reasonable unless certain conditions apply, for example, the plan expressly permits repricing of underwater options without shareholder approval or the company’s most recent three year burn rate is excessive and it is an outlier within its peer group.

Proxy Voting Procedures

RiskMetrics is responsible for voting on behalf of Martin Currie according to the RiskMetrics/NAPF guidelines. The portfolio managers are responsible for ensuring that where they wish to vote contrary to the RiskMetrics/NAPF guidelines, they inform Martin Currie’s Middle Office team. The Middle Office team will inform RiskMetrics of how it wishes to vote on the specified matters. The Middle Office team is responsible for ensuring that full and adequate records of proxy voting are kept, including the portfolio manager’s rationale for voting contrary to the RiskMetrics/NAPF guidelines.

The Middle office team is responsible for undertaking due diligence for selecting and maintaining RiskMetrics as its preferred third party service provider.

Review of Proxy Voting Policies

Martin Currie’s Chief Compliance Officer will ensure that an annual review of its policy is carried out. Martin Currie’s Risk & Compliance team overseen by the Chief Compliance Officer will also consider specific proxy voting matters as and when deemed necessary.

Conflicts of Interest

Martin Currie recognizes that there is a potential conflict of interest when it votes a proxy solicited by a company with whom we have any material business or personal relationship that may affect how we vote on the issuer’s proxy.

A conflict of interest is unlikely to exist where Martin Currie’s vote is cast in accordance with the RiskMetrics/NAPF guidelines, as these guidelines are pre-determined by RiskMetrics and agreed by Martin Currie. However if a portfolio manager requests that Martin Currie votes contrary to our policy or the RiskMetrics/NAPF guidelines for a client with whom it has any material business or personal relationship, the matter will be referred to Martin Currie’s Risk & Compliance team by the Middle Office team. Martin Currie would consider a possible conflict of interest to exist where proxy votes are solicited by existing clients or where Martin Currie holds a significant voting percentage of the company.

The Middle Office team, as part of its annual due diligence, review the processes and controls adopted by RiskMetrics to manage potential conflicts of interest it may face when performing the responsibilities delegated to it by Martin Currie.

Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking”. That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Martin Currie may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required Martin Currie is likely to abstain from voting the affected shares.

Proxy Voting Record

Clients may obtain information on how Martin Currie voted with respect to their proxies by contacting its Client Services team at Martin Currie, Inc., Saltire Court, 20 Castle Terrace, Edinburgh, Scotland, EH1 2ES, tel. 011-44-131-229-5252, fax 011-44-131-222-2527, email Clientservices@martincurrie.com

A summary of the proxy voting procedure is contained in Martin Currie’s Form ADV Part II, which is made available to all clients at least annually.

MONDRIAN INVESTMENT PARTNERS LIMITED
SUMMARY OF PROXY VOTING POLICIES
SUB-ADVISOR TO THE ASSETMARK INTERNATIONAL EQUITY FUND

These policies and procedures apply to the voting of proxies by Mondrian Investment Partners Limited (“Mondrian”) for accounts in which it has proxy voting discretion.

Summary of Proxy Voting Guidelines

The fundamental guideline followed by Mondrian in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries. Absent special circumstances of the types described below, it is the policy of Mondrian to exercise its proxy voting discretion in accordance with the guidelines set forth in its Proxy Voting Guidelines (available upon request).

I. Mondrian

As an integral part of the investment process and where authorized by its clients, Mondrian has responsibility for voting proxies, along with interpretation and application of its Proxy Voting Guidelines. Mondrian has delegated this activity to a third party, which is described in Section II. Mondrian will maintain electronic copies of proxy voting information provided by any independent third parties.

II. Institutional Shareholder Services

Mondrian has delegated to an independent third party RiskMetrics Group (“RMG”) to use its ISS Governance Services (“ISS”) to review proxy proposals and to make voting recommendations on behalf of Mondrian, in a manner consistent with the Proxy Voting Guidelines.

III. Application of Proxy Voting Guidelines

Mondrian has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing Mondrian’s proxy voting process. One of the main responsibilities of the Committee is to review and approve the Proxy Voting Guidelines to ensure that they are designed to allow Mondrian to vote proxies in a manner consistent with the goal of voting in its clients’ best interests. The Committee is also responsible for overseeing RMG’s proxy voting activities for Mondrian’s clients.

Mondrian’s Proxy Voting Guidelines contain a general principle that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, Mondrian will normally vote against management’s position when it runs counter to the Proxy Voting Guidelines and when such position is not in the best interests of Mondrian’s clients. Listed below are additional examples of how Mondrian will vote proxies in accordance with its Proxy Voting Guidelines:

(i)	generally vote FOR shareholder proposals asking that a majority or more of directors be independent;
(ii)	generally vote AGAINST proposals to require a supermajority shareholder vote;
(iii)	generally vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders;
(iv)	votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value;
(v)	generally vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issuance;
(vi)
generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable;

(vii)
generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock);

(viii)	votes with respect to management compensation plans are determined on acase-by-case basis;
(ix)	generally vote on a case-by-case basis on proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

IV. Conflicts of Interest

Mondrian’s duty is to vote in the best interest of its clients and shareholders. Because almost all proxies are voted by RMG pursuant to pre-determined procedures, it normally will not be necessary for Mondrian to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Mondrian during the proxy voting process. In the very limited instances where Mondrian is considering voting a proxy contrary to RMG’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Mondrian or affiliated persons of Mondrian. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent analyst to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the client’s best interests. The Committee will then review the proxy voting materials and recommendation provided by RMG and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Proxy Voting Guidelines and in the client’s best interests. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy, or they must vote the proxy in accordance with RMG’s original recommendation.

V. Proxies of Certain Non-U.S. Issuers

In a number of countries in which Mondrian invests client assets (including Holland, Italy and France), local laws require the imposition of a trading block on shareholders once they have voted their proxies in relation to companies registered in that country. These trading blocks are usually for a set period and can be for a number of weeks. Mondrian believes that there are situations where it is in the client’s greater interest to retain the ability to sell the shares rather than to participate in the proxy vote. In such countries, provided that the criteria set out below are met, registration to vote for a specific proxy will not be required and Mondrian’s investment analysts will not need to seek the permission of the Proxy Voting Committee for a “no vote” decision. The following criteria must be met before a “no vote” decision may be made:

•	the Mondrian analyst does not consider the proxy items being proposed to be material;
•	a “no vote” decision by Mondrian would be unlikely to impact the outcome of the vote (i.e., the proposals would likely go ahead anyway);
•	the Mondrian analyst is not aware of any conflicts of interest in deciding not to vote;
•	there is a possibility that Mondrian will wish to sell the shares in the near future;
•	the Mondrian analyst is satisfied that by not voting the clients would not be disadvantaged relative to the risk of not being able to sell the shares during the share blocking period; and
•	a record is made justifying the decision.

VI. Proxy Voting Records; Client Disclosures

Mondrian will maintain the following records relating to proxy votes cast under these policies and procedures:

•	A copy of these policies and procedures.
•	A copy of each proxy statement Mondrian receives regarding clients’ securities.
•	A record of each vote cast by Mondrian on behalf of a client.
•	A copy of any document created by Mondrian that was material to making a decision of how to vote proxies on behalf of a client or that memorialized the basis for that decision.
•
A copy of each written client request for information on how Mondrian voted proxies on behalf of the client, and a copy of any written response by Mondrian to any client request for information on how it voted proxies.

Mondrian will retain the foregoing records for such period of time as is required to comply with applicable laws and regulations. Mondrian also will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law.

Duff & Phelps Investment Management Co.
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Real Estate Securities Fund

These policies and procedures apply to the voting of proxies by Duff & Phelps Investment Management Co. (“Duff & Phelps”) for accounts in which it has proxy voting discretion.

Summary of Proxy Voting Guidelines

The fundamental guideline followed by Duff & Phelps in voting proxies is to ensure that the manner in which shares are voted is in the best interest of clients/beneficiaries and the value of the investment.  Absent special circumstances of the types described below, it is the policy of Duff & Phelps to exercise its proxy voting discretion in accordance with the guidelines set forth in its Proxy Voting Guidelines (available upon request).  These guidelines are applicable to the voting of domestic and global proxies.

I.	Duff & Phelps

As an integral part of the investment process and where authorized by its clients, Duff & Phelps has responsibility for voting proxies, along with interpretation and application of its Proxy Voting Guidelines.  Given that certain investment teams are managing monies at different locations, Duff & Phelps has delegated this activity to a third party, which is described in Section II.  There are a limited number of proxies received by the Duff & Phelps investment team in Chicago that are voted manually in compliance with the Duff & Phelps Proxy Voting Guidelines.  Records pertaining to manually voted proxies are to be kept with the investment team and provided to the Duff & Phelps Compliance Department (the “Compliance Department”) as requested in order to comply with applicable regulations.  The Compliance Department will also maintain electronic copies of proxy voting information provided by any independent third parties.

II.	RiskMetrics Group

Duff & Phelps has delegated to an independent third party, currently RiskMetric Group (“RMG”), the responsibility to review proxy proposals and to make voting recommendations on behalf of Duff & Phelps, in a manner consistent with the Duff & Phelps Proxy Voting Guidelines.

III.	Application of Proxy Voting Guidelines

It is intended that the Duff & Phelps Proxy Voting Guidelines will be applied with a measure of flexibility.  Accordingly, except as otherwise provided in these policies and procedures, investment managers (with the approval of the investment team leader) may vote proxies contrary to the recommendations of RMG if it is determined that such action is in the best interests of the clients/beneficiaries.  The Duff & Phelps Compliance Department will serve as a facilitator for such requests.  When exercising such discretion, the investment manager may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal and the company involved.  As a result, a proxy may be voted in one manner in the case of one investment team and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment.  Similarly, poor past performance, uncertainties about management and future direction, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported.  In addition, the proposals should be evaluated in context.  For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed  package, such as where the effect may be to entrench management.  Special circumstances or instructions from clients may also justify casting different votes for different clients/beneficiaries with respect to the same proxy vote.

Investment personnel for the respective investment team will document the rationale for any proxy voted contrary to the recommendation of RMG.  Such information will be kept by the investment team and will be available to the Compliance Department as part of the recordkeeping process.

IV.	Conflicts of Interest

Duff & Phelps may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.  For example, Duff & Phelps may provide investment management, brokerage, underwriting and related services to accounts owned or controlled by companies whose management is soliciting proxies.  Duff & Phelps and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

If, at any time, the responsible voting parties become aware of any type of potential conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Duff & Phelps Compliance Officer and/or counsel.  Conflicts of interest will be handled in various ways depending on the type and materiality.  This includes:

•	Where the Proxy Voting Guidelines outline Duff & Phelps’ voting position, as either for or against such proxy proposal, voting will be in accordance with Duff & Phelps’ Proxy Voting Guidelines.

•
Where the Proxy Voting Guidelines outline Duff & Phelps’ voting position to be on a case-by-case basis for such proposal, or such proposal is not listed in the Proxy Voting Guidelines, then one of the two following methods will be selected by Duff & Phelps depending on the facts and circumstances of each situation and the requirement of applicable law.

•	Voting the proxy in accordance with the voting recommendation of an independent third party.

•	Voting the proxy pursuant to client direction.

V.	Proxy Voting Records; Client Disclosures

Duff & Phelps will maintain the following records relating to proxy votes cast under these policies and procedures:

•	A copy of these policies and procedures.

•	A copy of each proxy statement Duff & Phelps receives regarding clients securities.

•	A record of each vote cast by Duff & Phelps on behalf of a client.

•	A copy of any document created by Duff & Phelps that was material to making a decision of how to vote proxies on behalf of a client or that memorialized the basis for that decision.

•
A copy of each written client request for information on how Duff & Phelps voted proxies on behalf of the client, and a copy of any written response by Duff & Phelps to any client request for information on how it voted proxies.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations.  Duff & Phelps may rely on one or more third parties to make and retain the records.

Duff & Phelps will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law.

VI.	ERISA Accounts

Plans governed by ERISA are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA.  In cases where sole proxy voting discretion rests with Duff & Phelps, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA.  These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries.  The U.S. Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting employer securities held by the plan.  Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts.  In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received.  Consistent with U.S. Department of Labor positions, it is the policy of Duff & Phelps to follow the provisions of a plan’s governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

VII.	Closed-End and Open-End Mutual Funds

Proxies of closed-end and open-end registered management investment companies will be voted subject to any applicable proxy voting guidelines of the fund and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the fund.

VIII.	Other Special Situations

Duff & Phelps may choose not to vote proxies in certain situations or for certain accounts, such as where: 1) a client has informed Duff & Phelps that it wishes to retain the right to vote the proxy, Duff & Phelps will instruct the custodian to send the proxy material directly to the client;  2) Duff & Phelps deems the cost of voting would exceed any anticipated benefit to the client; 3) a proxy is received for a client account that has been terminated with Duff & Phelps; 4) a proxy is received for a security Duff & Phelps no longer manages (i.e., Duff & Phelps had previously sold the entire position) and/or 5) the exercise of voting rights could  restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

Various accounts in which Duff & Phelps has proxy voting discretion participate in securities lending programs administered by the custodian or a third party.  Because title to loaned securities passes to the borrower, Duff & Phelps will be unable to vote any security that is out on loan to a borrower on a proxy record date.  If Duff & Phelps has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Delaware Management Company
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Tax-Exempt Fixed Income Fund

If and when proxies need to be voted on behalf of the Fund, Delaware Management Company (“DMC”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”).  DMC has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing DMC’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow DMC to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, DMC has contracted with Institutional Shareholder Services (“ISS”), a Delaware corporation and a wholly owned subsidiary of RiskMetrics Group ("RiskMetrics") to analyze proxy statements on behalf of the Fund and other DMC clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’ proxy voting activities. If a proxy has been voted for the Fund, ISS/RiskMetrics will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, DMC will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and DMC will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

DMC has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which  DMC receives on behalf of the Fund are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/RiskMetrics pursuant to the pre-determined Procedures, it normally will not be necessary for DMC to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for DMC during the proxy voting process. In the very limited instances where DMC is considering voting a proxy contrary to ISS/RiskMetrics’ recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving DMC or affiliated persons of  DMC. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

Nuveen Asset management
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Tax-Exempt Fixed Income Fund

Nuveen Asset Management (“NAM”) is a fiduciary that owes each client a duty of care with regard to all services undertaken on the client’s behalf.  NAM has adopted policies and procedures to address its proxy voting responsibilities.

Although municipal bonds themselves do not typically solicit proxies, equity securities of municipal bond and other funds do solicit proxies from time to time.  In addition, NAM may on rare occasion acquire, directly or indirectly, equity securities of a municipal bond issuer whose bonds the fund already owns for the purpose of preventing the credit deterioration or facilitate the liquidation or other workout of a distressed issuer.

Where NAM has responsibility to vote proxies with respect to a particular security, NAM has engaged RiskMetrics Group (or will engage another third party proxy voting service) to vote such proxy or to determine how the proxy should be voted, regardless whether the proxy has or would present NAM with a material conflict of interest. NAM may alternatively vote the proxy with the consent, or based on the instructions, of the fund’s Board or Directors or Trustees or its representative.

NAM may instruct RiskMetrics not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as NAM deems appropriate under the circumstances.  For example, NAM may refrain from proxy voting if, as a result of voting, subsequent purchases or sales of such securities would be blocked or the voting would in NAM’s judgment result in some other financial, legal, regulatory disability or burden to NAM or the client (such as imputing control with respect to the issuer).

In the ordinary course of business, NAM will rely on RiskMetrics to vote the proxy or to determine how the proxy should be voted, regardless whether the proxy has or would present NAM with a material conflict of interest. If NAM determines that it wishes to override RiskMetrics’s recommendations and vote the proxy, it must first determine whether voting the proxy would present it with a material conflict of interest. If voting the proxy would present NAM with a material conflict of interest, then NAM may not override RiskMetrics’s recommendation. A conflict of interest shall not be considered material for the purposes of these Policies and Procedures in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer, even if a conflict described above is present.

In its process of determining whether there are material conflicts of interest, NAM does not consider nonpublic information about the business arrangements of its affiliates or their officers and directors. Business arrangements that NAM is not actively involved in shall not be deemed to raise a material conflict of interest for NAM.

NAM shall retain are required records relating to the voting of proxies.

Goldman Sachs Asset Management, L.P.
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Core Plus Fixed Income Fund

Goldman Sachs Asset Management, L.P. (“GSAM”)* has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”).  These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services GSAM provides to its advisory clients who have authorized GSAM to address these matters on their behalf.  GSAM’s guiding principles in performing proxy voting are to make decisions that (i) favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest.  These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which it has voting power on any record date, GSAM follows customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.  They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals.  Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors it considers in determining how the vote should be cast.

The principles and positions reflected in this Policy are designed to guide GSAM in voting proxies, and not necessarily in making investment decisions.  Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
GSAM periodically reviews this Policy, including its use of the GSAM Guidelines, to ensure it continues to be consistent with its guiding principles.

Implementation by Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines.  In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)** to assist in the implementation of certain proxy voting-related functions.  Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues.

* For purposes of this Policy, “GSAM” refers, collectively, to Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International;  Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC, GS Investment Strategies (Singapore) Pte., the Goldman Sachs Asset Management unit of Goldman Sachs (Asia) L.L.C.; the Goldman Sachs Asset Management unit of Goldman Sachs (Singapore) Pte.; Goldman Sachs Asset Management Korea Co., Ltd., GSAM Japan, GSJBWere, Beijing Gao Hua Securities Company Limited, the Goldman Sachs Asset Management unit of the Shanghai representative office of Goldman Sachs (China) L.L.C., Goldman Sachs Asset Management (India) Private Limited, Goldman Sachs (India) Securities Private Limited

**The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services, a unit of Risk Metrics Group.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations.  Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process.  The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.  On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation.  In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations.  The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote.  A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients.  As a result, in certain circumstances in order to comply with such limits and/or internal policies designed to comply with such limits, proxy voting in certain issuers may be restricted or delegated to the Proxy Service or to another qualified, independent third party.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function.  The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services.  In addition, the Proxy Service produces Recommendations as previously discussed and provides assistance in the development and maintenance of the GSAM Guidelines.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service.  In addition, individual Portfolio Management Teams may supplement the information and analyzes the Proxy Service provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions.  These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.  Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies.  AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances.  To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested.  Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

Barrow, Hanley, Mewhinney & Strauss, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Core Plus Fixed Income Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) has the responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS retains RiskMetrics Group (“RiskMetrics”) for corporate governance research and generally uses RiskMetrics’s policy recommendations unless a decision is made to override a specific issue. BHMS’s director of equity operations, who serves as its proxy coordinator, will review each proxy for each company to ensure that all votes are in the best interest of the beneficial owners.

Proxy Oversight Committee
•
BHMS’ Proxy Oversight Committee reviews and reevaluates RiskMetrics’s policies. Policy modifications and updates implemented by RiskMetrics will be reviewed by the Proxy Oversight Committee on an on-going basis to ensure that all proxy voting decisions are in the best interests of the beneficial owner.

•	The Proxy Oversight Committee includes BHMS’s president, two portfolio managers and the proxy coordinator.

Conflicts of Interest
•
All proxies will be voted uniformly in accordance with RiskMetrics’s recommendations unless BHMS overrides a specific issue. This includes proxies of companies that are also clients, thereby eliminating potential conflicts of interest.

BHMS has adopted written procedures to implement its policy and reviews to monitor and ensure that its policy is observed, implemented properly and amended or updated, as appropriate, including:

•	BHMS sends a daily electronic transfer of all stock positions to RiskMetrics.
•	RiskMetrics identifies all accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.
•	Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.
•	Domestic Equity Accounts
BHMS’s proxy coordinator reviews each proposal and evaluates RiskMetrics’s recommendations. If further research is required, the proxy coordinator will direct the RiskMetrics’s research to the analyst following the security. Generally, proposals are voted in accordance with RiskMetrics’s recommendations unless BHMS overrides a specific issue. The proxy coordinator sends all voting decisions to RiskMetrics through RiskMetrics’ secure, proprietary, online system.
International Value and Diversified Small Cap Value Accounts
All proxies are voted uniformly in accordance with RiskMetrics’ recommendations.
•	RiskMetrics verifies that every vote is received, voted, and recorded.
•	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing the number of shares voted and disclosing how each proxy was voted.
•	All voting records are retained on the network, which is backed up daily. RiskMetrics retains records for seven years.
•	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing: clientservices@barrowhanley.com.
•
BHMS will identify any conflicts that exist between its interests and the client by reviewing the relationship of it with the issuer of each security to determine if BHMS or any of its employees have any financial, business, or personal relationship with the issuer.

•
If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict with the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	BHMS will maintain a record of the voting resolution of any conflict of interest.
•	The proxy coordinator shall retain the following proxy records in accordance with the SEC's five-year retention requirement:
• These policies and procedures and any amendments;
• A record of each vote cast; and
• Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision.

BHMS’ director of equity operations/proxy coordinator is responsible for implementing and monitoring its proxy voting policy, procedures, disclosures and recordkeeping, including outlining its voting guidelines in its procedures.

Russell Implementation Services Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the AssetMark Enhanced Fundamental Index® Funds

Introduction

Russell Implementation Services Inc. (“Russell”) recognizes the requirements established in the U.S. under the mutual fund proxy voting rules, the standards of best practices set up in the U.K. by the NAPF guidelines and in Australia by the ASX and IFSA corporate governance guidelines and other existing best practices and fiduciary standards, and investment management concepts relating to promoting investor value.  Russell has considered these rules, standards and concepts in establishing these Proxy Voting Principles and the Proxy Voting Guidelines designed to implement them.  Proxy issues by their nature are often complex and fact dependent and both these Proxy Voting Principles and the Proxy Voting Guidelines are intended to be applied pragmatically.

Principles

Through their corporate governance system, corporations specify the distribution of rights and responsibilities of all stakeholders.  The governance system is the framework within which corporate activities are directed and controlled, through which objectives and guidelines for activity are set and performance is monitored.  Russell believes that the best interests of shareholders are served when corporate governance systems promote transparency of policy and action, accountability for results, board independence and a maximization of the company’s long-term economic value. Accordingly, Russell generally supports proposals which increase transparency, improve accountability, ensure independence and enhance long-term share value.
•
Transparency.  Shareholders are best able to gauge the value of and exercise their ownership when both corporate policies and actions are visible to them.  Proposals which limit the ability of shareholders to see and evaluate mergers and acquisitions or evaluate tender offers are not transparent.  Nor are policies which limit the ability of shareholders to reject poison pill defenses transparent.  In general, any policy which improves the ability of shareholders to see into the activities of Russell is consistent with shareholders’ interests.

•
Accountability.  Shareholder interests are best served when management is accountable for corporate performance.  Compensation plans which provide excessive compensation without suitable links to performance or which provide substantial payment for failure are against shareholder interest.   Such payment should be tied to objective measures of company performance.  Stock or stock options should be a significant enough source of executive compensation to align management interests with shareholders, and designed to tie management to the downside risk of stock performance.

•
Independence.  (a) Boards of Directors, Audit Committees, and Executive Compensation Committees should be sufficiently independent of the management and without personal or material financial relationships with the company or its managers to provide a reasonable check on management activity.  The Board should be composed of at least a majority of these independent Directors and key committees such as audit, compensation, nominating or governance committees should be composed exclusively of independent Directors.  There should be adequate disclosure of all ties between Board members, the company and company management.  (b) The company’s auditors should be independent of the company.  (c) The company’s investment managers should be given instructions to vote shareholder proxies in the sole interest of shareholders.

•
Long-term Value.  Good governance will keep a company focused on the creation of long-term value.  Policies and structures which enhance that focus will benefit both shareholders and other stakeholders in the firm.  When a company becomes focused on short-term profits, current earnings forecasts or analyst estimates, good governance may be jeopardized and the fundamental soundness of the business may be compromised.  Russell believes that the pursuit of goals without direct economic impact can often enhance shareholder or stakeholder interests.  However, the pursuit of these types of objectives may also create conflicts between groups of stakeholders that are difficult to resolve.  Accordingly, Russell assesses the short-term and long-term impact of an issue, and considers positions that are consistent with the long-term economic best interests of shareholders.

General Statement of Policy with Respect to Conflicts

Russell’s policies are designed to enable the Russell Proxy Committee to resolve any material conflicts of interest between clients, on the one hand, and Russell or its affiliates, on the other (“Conflicts”), before voting proxies with respect to a matter in which such a Conflict may be presented. The Policies are intended to ensure that proxies are voted in accordance with the best interests of clients at all times, notwithstanding the existence of any Conflicts, by:  (i) authorizing votes to be cast in accordance with the Guidelines, (ii) delegating to the Russell Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines, (iii) requiring the implementation of a process through which ballots generally are voted in accordance with the recommendations of the Russell Proxy Administrator, and (iv) requiring specific additional procedures to be followed in those situations where the Committee takes action in connection with an Exception.  An Exception is any matter (i) referred to the Committee for a vote because the Guidelines specify that the matter be voted on a case-by-case basis and (ii) which is not voted pursuant to the recommendation of the Russell Proxy Administrator.

Valuation of Shares

Shares of each Fund are sold on a continuous basis at the net asset value (“NAV”) per share next computed following acceptance of an order by the Fund.  Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is generally determined at 4:00 p.m. Eastern time on each day the Fund is open as determined by the Board of Trustees.  The Funds are generally open on the same days that the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  An example of how the Fund calculated its total offering price per shares as of March 31, 2010 is as follows:

Fund(1)	Net Assets
	Shares Outstanding	=	Net Asset Value Per Share

Large Cap Growth Fund	$207,928,223		$8.41
	24,714,998

Large Cap Value Fund	$200,627,939		$7.44
	26,956,863

Small/Mid Cap Growth Fund	$40,250,186		$7.67
	5,250,602

Small/Mid Cap Value Fund	$42,649,488		$9.46
	4,507,206

International Equity Fund	$269,621,569		$8.01
	33,648,236

Real Estate Securities Fund	$50,978,157		$10.11
	5,043,096

Tax-Exempt Fixed Income Fund	$195,328,951		$10.94
	17,851,657

Core Plus Fixed Income Fund	$547,963,751		$9.10
	60,203,361

Enhanced Fundamental Index®	$70,791,646		$9.27
Large Company Growth Fund	7,635,925

Enhanced Fundamental Index®	$56,333,942		$7.72
Large Company Value Fund	7,295,332

Enhanced Fundamental Index®	$15,051,256		$10.22
Small Company Growth Fund	1,472,537

Enhanced Fundamental Index®	$7,847,605		$8.27
Small Company Value Fund	948,551

(1) No information is presented for the Enhanced Fundamental Index® International Equity Fund, as this Fund had not commenced investment operations as of the date of this SAI.

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the last quoted sale price on each business day (defined as days on which the Funds are open for business (“Business Day”)).  Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ Official Closing Price on each Business Day.  If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the mean between the most recent quoted bid and asked price.  Price information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service.  The pricing service relies primarily on prices of actual market transactions as well as trader quotations.  However, the pricing service may use a matrix system to determine valuations of fixed income securities.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices.  Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances), assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.  During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a comparable computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.  Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company solely utilizing market values, and existing shareholders in the Fund would experience a lower yield.  The converse would apply during a period of rising interest rates.

Options traded on an exchange are valued at the last reported sale price on the exchange on which the option is traded.  If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.  Futures contracts are valued at the daily quoted settlement prices.  Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board of Trustees.

Purchase and Redemption of Shares

The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form.  As described in the Funds’ Prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds’ transfer agent (or their authorized agent).  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders or that could adversely affect the Fund or its operations.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.  A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business.  The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit.  The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor and/or the Custodian are not open for business.

Portfolio Transactions

Assets of a Fund are invested by the Advisor and the sub-advisors in a manner consistent with the Fund’s investment objectives, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time.  Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities for a Fund, and for taking all steps necessary to implement securities transactions on behalf of a Fund.  When placing orders, the Advisor and sub-advisors will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.

The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.  The Advisor may, from time to time, request that sub-advisors direct trades to certain brokers that provide favorable commission rates, subject to the sub-advisor’s obligation to obtain best execution.  The Funds will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.

For securities traded in the over-the-counter markets, the Advisor or sub-advisors deal directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Advisor or sub-advisors negotiate commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisors generally seek reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available.  The Board periodically reviews the commission rates and the allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the sub-advisors.  The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided.  Such research or services include advice, both orally and in writing, as to:  the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among sub-advisors and the suitability of sub-advisors.  To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor, the Advisor or sub-advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  Such research or services provided by a broker-dealer through whom the Advisor or a sub-advisor effects securities transactions for a Fund may be used by the Advisor or sub-advisor in servicing all of its accounts.  In addition, the Advisor or sub-advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The Trust may also enter into arrangements, commonly referred to as “brokerage/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of a Fund’s custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor or sub-advisor.  If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The brokerage commissions paid by the Funds for the fiscal periods ended March 31, 2010, March 31, 2009 and March 31, 2008, were as follows:

	Total Brokerage Fees Paid

Fund(1)	2010	2009	2008
Large Cap Growth Fund	$200,569	$540,781	$447,809
Large Cap Value Fund	$129,715	$470,349	$345,559
Small/Mid Cap Growth Fund	$249,184	$345,574	$544,710
Small/Mid Cap Value Fund	$161,601	$257,058	$201,952
International Equity Fund	$369,844	$1,551,265	$2,836,065
Real Estate Securities Fund	$51,081	$78,429	$57,448
Tax-Exempt Fixed Income Fund	$0	$0	$0
Core Plus Fixed Income Fund	$55,683	$96,587	$36,839
Enhanced Fundamental Index® Large Company Growth Fund	$58,231	$91,447	$32,995	(2)
Enhanced Fundamental Index® Large Company Value Fund	$146,593	$205,566	$36,327	(2)
Enhanced Fundamental Index® Small Company Growth Fund	$39,887	$47,866	$8,909	(2)
Enhanced Fundamental Index® Small Company Value Fund	$102,706	$111,211	$12,388	(2)

(1) No information is presented for the Enhanced Fundamental Index® International Equity Fund, as this Fund had not commenced investment operations as of the date of this SAI.
(2) The brokerage fees paid are for the period from August 9, 2007, the commencement of investment operations, to March 31, 2008.

In the above table, each of the Enhanced Fundamental Index® Large Company Growth Fund, Enhanced Fundamental Index® Large Company Value Fund, Enhanced Fundamental Index® Small Company Growth Fund and the Enhanced Fundamental Index® Small Company Value Fund indicate higher brokerage fees paid for the fiscal year ended March 31, 2009 compared to the fiscal year ended March 31, 2008.  However, each of these Funds commenced investment operations on August 9, 2007, and as such, the brokerage fees paid for the fiscal year ended March 31, 2008 are not annualized.

The International Equity Fund experienced a significant decrease in brokerage commissions paid from the fiscal year ended March 31, 2009 to the fiscal year ended March 31, 2010. This decrease is primarily due to the same sub-advisors having managed the Fund throughout the fiscal year ended March 31, 2010 as opposed to the fiscal year ended March 31, 2009, during which a change in sub-advisors resulted in a repositioning of the Fund’s portfolio.

For the fiscal years ended March 31, 2010, 2009, and 2008, the Large Cap Growth Fund paid an affiliate of one of its sub-advisors (which as of the date of this SAI is no longer a sub-advisor to that Fund) brokerage commissions of $0, $0 and $2,694, respectively, on transactions involving the payment of commissions.  For the fiscal years ended March 31, 2010, 2009, and 2008, these commissions represented 0%, 0% and 0.61%, respectively, of the aggregate brokerage commissions paid by the Large Cap Growth Fund and 0%, 0% and 0.19%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions by the Large Cap Growth Fund.

For the fiscal year ended March 31, 2010, the Funds paid the following brokerage commissions to brokers who also provided research services.  The dollar values of the securities traded for the fiscal year ended March 31, 2010 are also shown below:

	Commissions Paid for Soft- Dollar Arrangements	Dollar Value of Securities Traded
Fund(1)
Large Cap Growth Fund	$15,077	$25,220,219
Large Cap Value Fund	$14,212	$6,314,268
Small/Mid Cap Growth Fund	$57,316	$34,795,372
Small/Mid Cap Value Fund	$22,224	$11,293,147
International Equity Fund	$130,218	$125,123,705
Real Estate Securities Fund	$11,653	$8,067,265
Tax-Exempt Fixed Income Fund	$0	$0
Core Plus Fixed Income Fund	$0	$0
Enhanced Fundamental Index® Large Company Growth Fund	$0	$0
Enhanced Fundamental Index® Large Company Value Fund	$0	$0
Enhanced Fundamental Index® Small Company Growth Fund	$0	$0
Enhanced Fundamental Index® Small Company Value Fund	$0	$0

(1) No information is presented for the Enhanced Fundamental Index® International Equity Fund, as this Fund had not commenced investment operations as of the date of this SAI.

 The SEC requires the Trust to provide certain information for those Funds that held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  The following tables identify, for each applicable Fund, those brokers or dealers and the value of the Fund’s aggregate holdings of the securities of each such issuer as of the fiscal year ended March 31, 2010.

Large Cap Growth Fund
Broker-Dealer	Aggregate Value
Morgan Stanley & Co.	$694,173
JPMorgan Chase & Co.	$522,680

International Equity Fund
Broker-Dealer	Aggregate Value
Credit Suisse Group	$2,369,481

Core Plus Fixed Income Fund
Broker-Dealer	Aggregate Value
Morgan Stanley & Co.	$19,754,995
JPMorgan Chase & Co.	$9,742,611
Citigroup Inc.	$8,492,377
Merrill Lynch	$2,781,864
Goldman Sachs Group Inc.	$1,561,530
Barclays Investment Group	$528,667

Enhanced Fundamental Index® Large Company Growth Fund
Broker-Dealer	Aggregate Value
Jeffries Group Inc.	$28,688

Enhanced Fundamental Index® Large Company Value Fund
Broker-Dealer	Aggregate Value
Morgan Stanley & Co.	$259,656

Enhanced Fundamental Index® Small Company Growth Fund
Broker-Dealer	Aggregate Value
ITG Inc.	$36,251

The Funds not included in the table above did not hold securities of their regular brokers or dealers.

Portfolio Turnover

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor or sub-advisors, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  For the fiscal years ended March 31, 2010 and March 31, 2009, the Funds had the following portfolio turnover rates:

	Portfolio Turnover Rates

Fund(1)	2010	2009
Large Cap Growth Fund	69.83%	98.67%
Large Cap Value Fund	26.85%	58.45%
Small/Mid Cap Growth Fund	209.03%	219.24%
Small/Mid Cap Value Fund	52.31%	65.97%
International Equity Fund	65.33%	144.98%
Real Estate Securities Fund	78.39%	126.60%
Tax-Exempt Fixed Income Fund	57.44%	44.37%
Core Plus Fixed Income Fund	224.89%	261.77%
Enhanced Fundamental Index® Large Company Growth Fund	78.10%	98.22%
Enhanced Fundamental Index® Large Company Value Fund	83.43%	104.24%
Enhanced Fundamental Index® Small Company Growth Fund	90.34%	122.95%
Enhanced Fundamental Index® Small Company Value Fund	110.46%	112.49%

(1) No information is presented for the Enhanced Fundamental Index® International Equity Fund, as this Fund had not commenced investment operations as of the date of this SAI.

The International Equity Fund experienced a significant decrease in its portfolio turnover rates from the fiscal year ended March 31, 2009 to the fiscal year ended March 31, 2010. This decrease is primarily due to the same sub-advisors having managed the Fund throughout the fiscal year ended March 31, 2010 as opposed to the fiscal year ended March 31, 2009, during which a change in sub-advisors resulted in a repositioning of the Fund’s portfolio.

Taxes

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified below under the subheading, “Taxation of Fund Distributions – Tax-Exempt Fixed Income Fund.”

The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•           Distribution Requirement —the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•           Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).
•           Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of capital gains” below.

Capital loss carryovers.  The Fund will offset its capital gains with any available capital losses without being required to pay taxes on or distribute such gains that are offset by the losses. Capital losses of the Fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year, subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  As of March 31, 2010, the following Funds had capital loss carryovers available for federal income tax purposes, which expire in the year indicated:

	Capital losses expiring:

	3/31/12	3/31/13	3/31/14	3/31/15	3/31/16	3/31/17	3/31/18

Large Cap Growth Fund	—	—	—	—	—	$(46,208,208)	$(59,171,144)

Large Cap Value Fund	—	—	—	—	—	(55,440,627)	(146,948,668)

Small/Mid Cap Growth Fund	—	—	—	—	—	(12,388,825)	(10,611,067)

Small/Mid Cap Value Fund	—	—	—	—	—	(23,189,121)	(12,877,160)

International Equity Fund	—	—	—	—	—	(85,366,736)	(139,582,037)

Real Estate Securities Fund	—	—	—	—	—	—	(7,762,765)

Tax-Exempt Fixed Income Fund	$(16,163)	$(128,240)	$(10,395)	$(573,575)	$(1,190,258)	(3,325,230)	(2,354,785)

Core Plus Fixed Income Fund	—	—	—	—	—	—	(3,523,058)

Enhanced Fundamental Index® Large Company Growth Fund	—	—	—	—	—	(9,014,711)	(10,963,181)

Enhanced Fundamental Index® Large Company Value Fund	—	—	—	—	—	(11,944,558)	(12,646,580)

Enhanced Fundamental Index® Small Company Growth Fund	—	—	—	—	—	(1,103,169)	(106,012)

Enhanced Fundamental Index® Small Company Value Fund	—	—	—	—	—	(879,255)	(547,558)

Post-October losses.  The Fund presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.  The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  The Fund may also elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign income tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified dividend income for individuals.”

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs  (see, “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs” below).

Qualified dividend income for individuals. For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates.  Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (PFICs), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by the Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.

Tax credit bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Taxation of Fund Distributions – Tax-Exempt Fixed Income Fund.  The Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of the Fund's total assets consists of Municipal Securities, which are exempt from federal income tax.

Exempt-interest dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below.  For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income.  The maximum amount of Social Security benefits that may be included in gross income is 85%.

Distributions of ordinary income and capital gains. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable.  However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under “Taxation of Fund Distributions.”

Alternative minimum tax — private activity bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT.  In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to qualify to pay exempt-interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. Under the Emergency Economic Stabilization Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under “Investment Policies and Associated Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Foreign Shareholders — U.S. withholding tax at the source” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (QPTP).   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Securities lending.  While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

Investments in securities of uncertain tax character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

•           provide your correct social security or taxpayer identification number,
•           certify that this number is correct,
•           certify that you are not subject to backup withholding, and
•           certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-interest dividends.  In general, exempt-interest dividends designated by the Fund and paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by the Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by the Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S.-REIT). The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S.-REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S.-REIT or RIC that is classified as a qualified investment entity) as follows:

•           The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S.-REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•           You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•           If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.
•           In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Fund distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. As of the date of this Statement of Additional Information, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

The Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Funds or to the Advisor, should be considered in light of a Funds’ investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Independent Registered Public Accounting Firm

KPMG LLP. 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Funds’ independent registered public accounting firm, whose services include audit of the Funds’ financial statements and the performance of other related audit and tax services.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Funds’ legal counsel.

Financial Statements

The 2010 Annual Report for the Funds for the fiscal period ended March 31, 2010 is a separate document than this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

Appendix

Standard & Poor’s® (“S&P®”) Corporate Bond Rating Definitions

AAA-Debt rated “AAA” has the highest rating assigned by S&P®. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated “BB”, “B”, “CCC” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating “CI” is reversed for income bonds on which no interest is being paid.

D-Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service©, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated “Aaa” are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated “Aa” are judged to be of high quality by all standards.  Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated “A” possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated “Baa” are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are “Ba” are judged to have speculative elements; their future cannot be considered well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

A-1

B-Bonds which are rated “B” generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch, Inc.© Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

A-2

ASSETMARK FUNDS
PART C

Item 28. Exhibits.

(a)	Declaration of Trust

(1)
Certificate of Trust as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant’s Initial Registration on Form N-1A with the SEC on January 9, 2001 and is incorporated by reference.

(2)
Agreement and Declaration of Trust dated January 8, 2001 was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(3)
AssetMark Funds Officer’s Certificate dated October 4, 2006, certifying that the eight initial series of shares of the Trust were designated and established at an organizational meeting of the Board of Trustees of the Trust held on March 29, 2001, was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

(4)
AssetMark Funds Officer’s Certificate dated January 31, 2007, certifying that the five additional series of shares of the Trust were created and established by written consent of the Board of Trustees as of January 31, 2007, was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(b)	Bylaws

(1)
Bylaws dated January 8, 2001 were previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and are incorporated by reference.

(c)	Instruments Defining Rights of Security Holders

See Articles III, V and VI of the Registrant’s Agreement and Declaration of Trust previously filed with the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

See also, Article II of the Registrant’s Bylaws, previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

(d)	Investment Advisory Agreements

(1) Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated October 20, 2006 – filed herewith.

1

(a)
Amendment to the Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007 – filed herewith.

(2)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(3)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP — filed herewith.

(4)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Rainier Investment Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(5)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Atlanta Capital Management Company, LLC — filed herewith.

(6)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Advisory Research, Inc. – filed herewith.

(7)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Integrity Asset Management, LLC was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(8)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Allianz Global Investors Capital, LLC — filed herewith.

(9)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Copper Rock Capital Partners, LLC — filed herewith.

2

(10)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Martin Currie Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(11)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Mondrian Investment Partners Limited was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(12)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Nuveen Asset Management was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(13)
Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Duff & Phelps Investment Management Co. was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(14)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P. — filed herewith.

(15)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC – filed herewith.

(16)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Delaware Management Company – filed herewith.

(17)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and NFJ Investment Group, L.P. — filed herewith.

(18)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Wellington Management Company dated December 6, 2006 was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(19)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Research Affiliates, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

3

(20)
Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) and Russell Implementation Services Inc. was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(e)	Underwriting Agreements

(1)
Form of Distribution Agreement between Registrant and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(2)
Sub-Distribution Agreement between Registrant, Capital Brokerage Corporation and Quasar Distributors, LLC was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts

Not Applicable.

(g)	Custodian Agreements

(1)
Form of Amended and Restated Custody Agreement between Registrant and U.S. Bank, N.A was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

(a)
Amendment to Amended and Restated Custody Agreement between Registrant and U.S. Bank, N.A. was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(h)	Other Material Contracts

(1)
Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

(a)
Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(b)	Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 25, 2004 – filed herewith.

(2)
Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC (formerly, Firstar Mutual Fund Services, LLC) was previously filed with Registrant’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on September 9, 2002 and is incorporated by reference.

4

(a)
Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(b)	Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated August 27, 2002 – filed herewith.

(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, as amended and restated on March 16, 2006 – filed herewith.

(a)
Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(4)
Fee Waiver Agreement between Registrant and Genworth Financial Wealth Management, Inc.   dated July 31, 2009 was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(5)
Expense Waiver and Reimbursement Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007, was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on July 31, 2007 and is incorporated by reference.

(6)
Assumption Agreement between Genworth Financial Wealth Management, Inc. and NFJ Investment Group LLC dated February 26, 2009 was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(i)	Opinion and Consent of Counsel

(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

(2) Opinion of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A with the SEC on May 29, 2007 and is incorporated by reference.

(j)	Other Opinions

(1)
Power of Attorney dated July 22, 2008 was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

5

(2) Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

(1)
Agreement Relating to Initial Capital was previously filed with Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m)	Rule 12b-1 Plan

(1)
Form of Distribution Plan (Rule 12b-1 Plan) was previously filed with Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A with the SEC on July 30, 2008 and is incorporated by reference.

(n)	Rule 18f-3 Plan

Not Applicable.

(o)	Reserved.

(p)	Code of Ethics

(1)
Joint Code of Ethics for Genworth Financial Wealth Management, AssetMark Funds, Genworth Financial Asset Management Funds, Genworth Variable Insurance Trust, Genworth Financial Trust Company and Capital Brokerage Corporation was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(2)
Code of Ethics for Diamond Hill Capital Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

	(3)	Code of Ethics for Davis Selected Advisers, LP – filed herewith.

	(4)	Code of Ethics for Rainier Investment Management, Inc. – filed herewith.

	(5)	Code of Ethics for Atlanta Capital Management Company, LLC – filed herewith.

	(6)	Code of Ethics for Advisory Research, Inc. – filed herewith.

	(7)	Combined Code of Ethics for NFJ Investment Group LLC and Nicholas-Applegate Capital Management LLC (now known as Allianz Global Investors Capital LLC) – filed herewith.

(8)
Amended and Restated Code of Ethics for Copper Rock Capital Partners, LLC was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

6

(9)
Code of Ethics for Martin Currie Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(10)
Code of Ethics for Mondrian Investment Partners Limited was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(11)
Code of Ethics for Nuveen Asset Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(12)	Code of Ethics for Goldman Sachs Asset Management, L.P. – filed herewith.

(13)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC – filed herewith.

(14)	Code of Ethics for Delaware Management Company – filed herewith.

(15)	Code of Ethics for Wellington Management Company, LLP – filed herewith.

(16)
Code of Ethics for Research Affiliates, LLC was previously filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on July 31, 2009 and is incorporated by reference.

(17)	Code of Ethics for Russell Implementation Services Inc. – filed herewith.

(18)	Amended and Restated Code of Ethics for Duff & Phelps Investment Management Co. – filed herewith.

(19)	Code of Ethics for Integrity Asset Management, LLC – filed herewith.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

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Item 31. Business and Other Connections of the Investment Advisor.

Other business, profession, vocation or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) (the “Advisor”)

The Advisor is the investment advisor to each of the Registrant’s series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund, AssetMark Core Plus Fixed Income Fund, AssetMark Enhanced Fundamental Index® Large Company Growth Fund, AssetMark Enhanced Fundamental Index® Large Company Value Fund, AssetMark Enhanced Fundamental Index® Small Company Growth Fund, AssetMark Enhanced Fundamental Index® Small Company Value Fund and AssetMark Enhanced Fundamental Index® International Equity Fund (the “Funds”).  The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 600, Pleasant Hill, California 94523-3967.  The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the “Advisers Act”).  Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-56323), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

Diamond Hill is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of Diamond Hill is 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill is an investment advisor registered under the Advisers Act.  Additional information as to Diamond Hill and the directors and officers of Diamond Hill is included in Diamond Hill’s Form ADV filed with the Commission (File No. 801-32176), which is incorporated herein by reference and sets forth the officers and directors of Diamond Hill and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Davis Selected Advisers, LP (“Davis”)

Davis is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of Davis is 2949 E. Elvira Road, Suite 101, Tucson, Arizona 85756.  Davis is an investment advisor registered under the Advisers Act.  Additional information as to Davis and the directors and officers of Davis is included in Davis’ Form ADV filed with the Commission (File No. 801-31648), which is incorporated herein by reference and sets forth the officers and directors of Davis and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

8

Rainier Investment Management, Inc. (“Rainier”)

Rainier is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Rainier is 601 Union Street, Suite 2801, Seattle, Washington 98101.  Rainier is an investment advisor registered under the Advisers Act.  Additional information as to Rainier and the directors and officers of Rainier is included in Rainier’s Form ADV filed with the Commission (File No. 801-35638), which is incorporated herein by reference and sets forth the officers and directors of Rainier and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Atlanta Capital Management Company, LLC (“Atlanta”)

Atlanta is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Atlanta is Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, Georgia 30309.  Atlanta is an investment advisor registered under the Advisers Act.  Additional information as to Atlanta and the directors and officers of Atlanta is included in Atlanta’s Form ADV filed with the Commission (File No. 801-60673), which is incorporated herein by reference and sets forth the officers and directors of Atlanta and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Advisory Research, Inc. (“ARI”)

ARI is a subadvisor to the Registrant’s Small/Mid Cap Value Fund.  The principal business address of ARI is 180 N. Stetson Avenue, Suite 5500, Chicago, Illinois 60601.  ARI is an investment advisor registered under the Advisers Act.  Additional information as to ARI and the directors and officers of ARI is included in ARI’s Form ADV filed with the Commission (File No. 801-14172), which is incorporated herein by reference and sets forth the officers and directors of ARI and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Integrity Asset Management, LLC (“Integrity”)

Integrity is a sub-advisor for the Small/Mid Cap Value Fund.  The principal business address is 401 West Main St., Suite 2100, Louisville, Kentucky 40202.  Integrity is an investment advisor registered under the Adviser’s Act.  Additional information as to Integrity and the directors and officers of Integrity is included in Integrity’s Form ADV filed with the Commission (File No. 801-62141), which is incorporated herein by reference and sets forth the officers and directors of Integrity and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Allianz Global Investors Capital LLC (“AGI Capital”) (formerly known as Nicholas-Applegate Capital Management LLC)

AGI Capital is a subadvisor to the Registrant’s Small/Mid Cap Growth Fund.  The principal business address for AGI Capital is 600 West Broadway, San Diego, California 92101.  AGI Capital is an investment advisor registered under the Advisers Act.  Additional information as to AGI Capital and the directors and officers of AGI Capital is included in AGI Capital’s Form ADV filed with the Commission (File No. 801-69803), which is incorporated herein by reference and sets forth the officers and directors of AGI Capital and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

9

Copper Rock Capital Partners, LLC (“Copper Rock”)

Copper Rock is a subadvisor to the Registrant’s Small/Mid Cap Growth Fund.  The principal business address of Copper Rock is 200 Clarendon Street, 51st floor, Boston, Massachusetts 02116.  Copper Rock is an investment advisor registered under the Advisers Act.  Additional information as to Copper Rock and the directors and officers of Copper Rock is included in Copper Rock’s Form ADV filed with the Commission (File No. 801-63900), which is incorporated herein by reference and sets forth the officers and directors of Copper Rock and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Martin Currie Inc. (“Martin Currie”)

Martin Currie is a subadvisor to the Registrant’s International Equity Fund.  The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES.  Martin Currie is an investment advisor registered under the Advisers Act.  Additional information as to Martin Currie and the directors and officers of Martin Currie is included in Martin Currie’s Form ADV filed with the Commission (File No. 801-65715), which is incorporated herein by reference and sets forth the officers and directors of Martin Currie and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Mondrian Investment Partners Limited (“Mondrian”)

Mondrian is a subadvisor to the Registrant’s International Equity Fund.  The principal business address of Mondrian is 10 Gresham Street, Fifth Floor, London, United Kingdom EC2V 7JD.  Mondrian is an investment advisor registered under the Advisers Act and is regulated in the United Kingdom by the Financial Services Authority.  Additional information as to Mondrian and the directors and officers of Mondrian is included in Mondrian’s Form ADV filed with the Commission (File No. 801-37702), which is incorporated herein by reference and sets forth the officers and directors of Mondrian and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nuveen Asset Management (“NAM”)

NAM is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of NAM is 333 West Wacker Drive, Chicago, Illinois 60606.  NAM is an investment advisor registered under the Advisers Act.  Additional information as to NAM and the directors and officers of NAM is included in NAM’s Form ADV filed with the Commission (File No. 801-14147), which is incorporated herein by reference and sets forth the officers and directors of NAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Duff & Phelps Investment Management Co. (“Duff & Phelps”)

Duff & Phelps is a sub-advisor for the Real Estate Securities Fund.  The principal business address is 200 South Wacker Drive, Suite 500, Chicago, Illinois 60606.  Duff & Phelps is an investment advisor registered under the Advisor’s Act.  Additional information as to Duff & Phelps and the directors and officers of Duff & Phelps is included in Duff & Phelps’ Form ADV filed with the Commission (File No. 801-14813), which is incorporated herein by reference and sets forth the officers and directors of Duff & Phelps and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

10

Goldman Sachs Asset Management, L.P. (“GSAM”)

GSAM is a subadvisor to the Registrant’s Core Plus Fixed Income Fund.  The principal business address of GSAM is 200 West Street, New York, New York 10282.  GSAM is an investment advisor registered under the Advisers Act.  Additional information as to GSAM and the directors and officers of GSAM is included in GSAM’s Form ADV filed with the Commission (File No. 801-37591), which is incorporated herein by reference and sets forth the officers and directors of GSAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”)

Barrow is a subadvisor to the Registrant’s Core Plus Fixed Income Fund.  The principal business address of Barrow is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  Barrow is an investment advisor registered under the Advisers Act.  Additional information as to Barrow and the directors and officers of Barrow is included in Barrow’s Form ADV filed with the Commission (File No. 801-31237), which is incorporated herein by reference and sets forth the officers and directors of Barrow and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Delaware Management Company (“DMC”)

DMC is a subadvisor to the Registrant’s Tax-Exempt Fixed Income Fund.  The principal business address of DMC is 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.  DMC is a series of Delaware Management Business Trust, and an investment advisor registered under the Advisers Act.  Additional information as to DMC and the directors and officers of DMC is included in DMC’s Form ADV filed with the Commission (File No. 801-32108), which is incorporated herein by reference and sets forth the officers and directors of DMC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

NFJ Investment Group LLC (“NFJ”)

NFJ is a subadvisor to the Registrant’s Large Cap Value Fund.  The principal business address of NFJ is 2100 Ross Avenue, Suite 1840, Dallas, Texas 75201.  NFJ is owned by Allianz Global Investors U.S. Equities LLC, which is a wholly-owned subsidiary of Allianz Global Investors of America L.P., and an investment advisor registered under the Advisers Act.  Additional information as to NFJ and the directors and officers of NFJ is included in NFJ’s Form ADV filed with the Commission (File No. 801-47940), which is incorporated herein by reference and sets forth the officers and directors of NFJ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Wellington Management Company, LLP (“Wellington”)

Wellington is a subadvisor to the Registrant’s Large Cap Growth Fund.  The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02109.  Wellington is an investment advisor registered under the Advisers Act.  Additional information as to Wellington and the directors and officers of Wellington is included in Wellington’s Form ADV filed with the Commission (File No. 801-15908), which is incorporated herein by reference and sets forth the officers and directors of Wellington and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

11

Research Affiliates, LLC (“Research Affiliates”)

Research Affiliates is a subadvisor to the Registrant’s Fundamental Index Funds.  The principal business address of Research Affiliates is 620 Newport Center Drive, Suite 900, Newport Beach, CA 92660.  Research Affiliates is an investment advisor registered under the Advisers Act.  Additional information as to Research Affiliates and the directors and officers of Research Affiliates is included in Research Affiliates’ Form ADV filed with the Commission (File No. 801-61153), which is incorporated herein by reference and sets forth the officers and directors of Research Affiliates and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Russell Implementation Services Inc. (“Russell”)

Russell is a subadvisor to the Registrant’s Fundamental Index Funds.  The principal business address of Russell is 909 A Street, Tacoma, Washington 98402.  Russell is an investment advisor registered under the Advisers Act.  Additional information as to Russell and the directors and officers of Russell is included in Russell’s Form ADV filed with the Commission (File No. 801-60335), which is incorporated herein by reference and sets forth the officers and directors of Russell and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriter.

(a)
Capital Brokerage Corporation (“CBC”) also serves as distributor for flexible premium variable annuity contracts and variable life insurance policies issued through Separate Accounts I, II, III, 4, 5 and 6 of Genworth Life and Annuity Insurance Company, and as distributor for the  Genworth Financial Asset Management Funds and the Genworth Variable Insurance Trust.

(b)
The information required by this Item 27 with respect to each director and officer of CBC is incorporated herein by reference to Schedule A of Form BD filed by CBC pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c)            Not Applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant, Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

12

Registrant’s Investment Advisor Genworth Financial Wealth Management, Inc.	2300 Contra Costa Boulevard, Suite 600 Pleasant Hill, CA 94523-3967

Registrant’s Sub-Distributor Quasar Distributors, LLC	615 East Michigan Street Milwaukee, WI 53202

Registrant’s Custodian U.S. Bank, N.A.	1555 N. RiverCenter Drive, Suite 302 Milwaukee, WI 53212

Registrant’s Distributor Capital Brokerage Corporation	6620 West Broad Street, Building 2 Richmond, VA 23230

Diamond Hill Capital Management, Inc.	Diamond Hill Capital Management, Inc. 325 John H. McConnell Boulevard, Suite 200 Columbus, Ohio 43215

Davis Selected Advisors, LP	Davis Selected Advisors, LP 2949 E. Elvira Road, Suite 101 Tucson, AZ 85756
Rainier Investment Management, Inc	Rainier Investment Management, Inc. 601 Union Street, Suite 2801 Seattle, Washington 98101

Atlanta Capital Management Company, LLC	Atlanta Capital Management Company, LLC 1349 West Peachtree Street, Suite 1600 Atlanta, GA 30309

Advisory Research, Inc.	Advisory Research, Inc. 180 N. Stetson Avenue, Suite 5500 Chicago, IL 60601

Integrity Asset Management, LLC	Integrity Asset Management, LLC 401 West Main St., Suite 2100 Louisville, KY 40202

Allianz Global Investors Capital LLC (formerly known as Nicholas-Applegate Capital Management LLC)	Allianz Global Investors Capital LLC 600 West Broadway San Diego, CA 92101

13

Copper Rock Capital Partners, LLC	Copper Rock Capital Partners, LLC 200 Clarendon Street, 51st Floor Boston, MA 02116

Martin Currie Inc.	Martin Currie Inc. Saltire Court, 20 Castle Terrace Edinburgh Scotland EH1 2ES
Mondrian Investment Partners Limited	Mondrian Investment Partners Limited 10 Gresham Street, Fifth Floor London, United Kingdom EC2V 7JD

Nuveen Asset Management	Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606

Duff & Phelps Investment Management Co.	Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606

Goldman Sachs Asset Management, L.P.	Goldman Sachs Asset Management, L.P. 200 West Street New York, NY 10282

Barrow, Hanley, Mewhinney & Strauss, LLC	Barrow, Hanley, Mewhinney & Strauss, LLC 2200 Ross Avenue, 31st Floor Dallas, Texas 75201.

Delaware Management Company	Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7098

NFJ Investment Group LLC	NFJ Investment Group LLC 2100 Ross Avenue, Suite 700 Dallas, TX 75201

14

Wellington Management Company, LLP	Wellington Management Company, LLP 75 State Street Boston, MA 02109

Research Affiliates, LLC	Research Affiliates, LLC 620 Newport Center Drive, Suite 900 Newport Beach, CA 92660

Russell Implementation Services Inc.	Russell Implementation Services Inc. 909 A Street Tacoma, WA 98402

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 18 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill, and in the State of California on July 30, 2010.

ASSETMARK FUNDS
(Registrant)

By:   /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Ronald D. Cordes* Ronald D. Cordes	Trustee and Chairperson	July 30, 2010

William J. Klipp* William J. Klipp	Independent Trustee	July 30, 2010

Leonard H. Rossen* Leonard H. Rossen	Independent Trustee	July 30, 2010

R. Thomas DeBerry* R. Thomas DeBerry	Independent Trustee	July 30, 2010

Dennis G. Schmal* Dennis G. Schmal	Independent Trustee	July 30, 2010

/s/ Carrie E. Hansen Carrie E. Hansen	President	July 30, 2010

/s/ Starr E. Frohlich Starr E. Frohlich	Vice President and Treasurer	July 30, 2010

*By:  /s/ Carrie E. Hansen
          Carrie E. Hansen
          Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated by reference.

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INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(d)(1)	Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated October 20, 2006

(d)(1)(a)	Amendment to the Investment Advisory Agreement between Registrant and Genworth Financial Wealth Management, Inc. (formerly known as AssetMark Investment Services, Inc.) dated May 15, 2007

(d)(3)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Davis Selected Advisers, LP

(d)(5)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Atlanta Capital Management Company, LLC

(d)(6)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Advisory Research, Inc.

(d)(8)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Allianz Global Investors Capital, LLC

(d)(9)	Investment Subadvisory Agreement between Genworth Financial Wealth Management, Inc. and Copper Rock Capital Partners, LLC

(d)(14)	Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Goldman Sachs Asset Management, L.P.

(d)(15)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC

(d)(16)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and Delaware Management Company

(d)(17)	Form of Investment Sub-Advisory Agreement between Genworth Financial Wealth Management, Inc. and NFJ Investment Group, L.P.

(h)(1)(b)	Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 25, 2004

(h)(2)(b)	Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated August 27, 2002

(h)(3)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, as amended and restated on March 16, 2006

(j)(2)	Consent of Independent Registered Public Accounting Firm

(p)(3)	Code of Ethics for Davis Selected Advisers, LP

(p)(4)	Code of Ethics for Rainier Investment Management, Inc.

(p)(5)	Code of Ethics for Atlanta Capital Management Company, LLC

(p)(6)	Code of Ethics for Advisory Research, Inc.

(p)(7)	Combined Code of Ethics for NFJ Investment Group LLC and Nicholas-Applegate Capital Management LLC

(p)(12)	Code of Ethics for Goldman Sachs Asset Management, L.P.

(p)(13)	Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, LLC

(p)(14)	Code of Ethics for Delaware Management Company

17

(p)(15)	Code of Ethics for Wellington Management Company, LLP

(p)(17)	Code of Ethics for Russell Implementation Services Inc.

(p)(18)	Amended and Restated Code of Ethics for Duff & Phelps Investment Management Co.

(p)(19)	Code of Ethics for Integrity Asset Management, LLC

18